UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York	10017-3206
(Address of principal executive offices)	(Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1.	Reports to Stockholders.

PERFORMANCE OVERVIEW AS OF JUNE 30, 2009

The TIAA-CREF Life Funds serve as underlying investment vehicles for certain variable annuity and variable life separate accounts. The returns of the TIAA-CREF Life Funds shown in this report do not reflect the administrative expense and the mortality and expense risk charges deducted by these separate accounts. Because of these additional deductions, the returns that contractholders of these separate accounts will experience are lower, for the same periods, than the figures shown here.

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years	since inception
EQUITIES
Growth Equity Fund	4/3/2000	-27.58%	-1.61%	—	-7.51%
Growth & Income Fund	4/3/2000	-23.23	1.71	—	-2.04
International Equity Fund	4/3/2000	-35.27	1.12	—	-2.33
Large-Cap Value Fund	10/28/2002	-24.56	-1.14	—	4.56
Small-Cap Equity Fund	10/28/2002	-25.56	-2.08	—	6.30
Stock Index Fund	1/4/1999	-26.29	-1.79	-1.43%	-0.29
Social Choice Equity Fund	4/3/2000	-25.15	-1.48	—	-2.50
Real Estate Securities Fund	10/28/2002	-43.91	-3.97	—	3.60
FIXED INCOME
Bond Fund	7/8/2003	2.92	3.83	—	3.42
Money Market Fund*	7/8/2003	1.59	3.53	—	3.12	†

NET ANNUALIZED YIELD
(30-day period ended 6/30/2009)
	Effective
Bond Fund	4.43%

NET ANNUALIZED YIELD
(7-day period ended 6/30/2009)
	Current	Effective
Money Market Fund*	0.43%	0.43%

*	Investments in the TIAA-CREF Life Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency (not including the fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds; see page 46). Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The current yield more closely reflects current earnings than does the total return.

†	The performance shown above is computed from August 2003. (For more information, see page 45.)

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org, or call 800 223-1200.

UNDERSTANDING YOUR TIAA-CREF LIFE FUNDS REPORT

This report contains information about the TIAA-CREF Life Funds and describes the funds’ results for the six months ended June 30, 2009. The report contains five main sections:

•	The performance overview on the inside front cover shows the funds’ returns over a variety of time periods.

•

The report on the TIAA-CREF Life Funds from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the funds’ investment adviser, explains how returns among various types of investments differed during the six-month period.

•

The fund performance section compares each fund’s return with the return of that fund’s benchmark index. This section includes fund profiles that provide fund statistics at a glance, as well as portfolio composition tables that show breakdowns of each fund’s holdings by industry and security type.

•

The summary portfolios of investments list the industries and types of securities in which each fund had investments as of June 30, 2009, and the largest individual holdings the fund held on that date.

•	The financial statements contain detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

CONTENTS

Report on the TIAA-CREF Life Funds	2

More information on the TIAA-CREF Life Funds	4

Special terms	5

Important information about expenses	6

Fund performance
Growth Equity Fund	7
Growth & Income Fund	11
International Equity Fund	15
Large-Cap Value Fund	19
Small-Cap Equity Fund	23
Stock Index Fund	27
Social Choice Equity Fund	31
Real Estate Securities Fund	35
Bond Fund	39
Money Market Fund	43

Summary portfolios of investments	47

Financial statements
Statements of assets and liabilities	86
Statements of operations	90
Statements of changes in net assets	94
Financial highlights	101
Notes to financial statements	111

Board approval of investment management agreement	122

How to reach us	Inside back cover

REPORT ON THE TIAA-CREF LIFE FUNDS

During the first six months of 2009, stock prices in most major markets rose on signs that the worldwide economic slowdown was easing.

The MSCI World Index, which tracks stock performance in 23 developed nations, including the United States, posted a gain of 6.4%, in dollar terms. The broad U.S. market, as measured by the Russell 3000® Index, gained 4.2%, while foreign stocks, as measured by the MSCI EAFE Index, climbed 8.0%, in terms of dollars.

After outperforming stocks in 2008, bonds lagged stocks for the first half of 2009. The Barclays Capital U.S. Aggregate Bond Index, which tracks the broad U.S. investment-grade, fixed-rate bond market, posted a return of 1.9%. A renewed demand for corporate bonds and commercial mortgage-backed securities drove their prices higher; these two sectors returned 8.3% and 10.4%, respectively. At the same time, prices for Treasury bonds fell, and they posted a return of -4.3%.

For the second quarter of 2009, the nation’s gross domestic product was 3.9% lower than it had been a year earlier, adjusted for inflation. In this challenging economy, companies cut their staffs, pushing the official unemployment rate to 9.5% by the end of June.

However, cost cutting improved companies’ profitability. The Commerce Department reported that corporate profits rose by 5.3% in the first quarter of 2009, although they remained weak compared with those of twelve months earlier.

Six of the Life Funds beat their benchmarks

Nine of the ten TIAA-CREF Life Funds posted positive results for the first half of 2009, and six of them outperformed their benchmarks.

It is our strategy to be fully invested in each asset class in which we operate, and that enabled our stock-based funds to participate in the market’s rally from the day it began on March 10.

In absolute terms, the strongest gains of the period came from the Growth Equity Fund, which benefited from investors’ preference for growth stocks over value issues. The fund returned 10.1% but lagged its benchmark.

In terms of relative performance, the Large-Cap Value Fund did best. While its benchmark dropped 2.9% during the six-month period, the fund posted a return of 7.6%—more than ten percentage points better than the index.

Returns for the other stock-based funds ranged from -13.5% for the Real Estate Securities Fund to 6.1% for the International Equity Fund.

2 2009 Semiannual Report ¡ TIAA-CREF Life Funds

The Bond Fund outpaced its benchmark, with a return of 2.4%, and the Money Market Fund’s 0.39% return was greater than the prevailing money market average, as measured by iMoneyNet.

Pursuing consistent growth through diversification

Despite their gains during the first half of 2009, U.S. stocks were still down 26.6% for the twelve months ended June 30, 2009, as measured by the Russell 3000 Index. For the ten-year period, their average annual return was -1.5%.

However, the average annual return for U.S. investment-grade bonds during the same ten years was 6.0%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

These returns run sharply counter to investors’ expectations. During the period from 1926 to 2008, large-cap U.S. stocks have produced a compound annual return of 9.6%, while government bonds have returned 5.7%.

While no investment strategy can guarantee against loss, diversifying your assets helps your portfolio to benefit when the markets perform in unexpected ways. Diversification can help to limit your losses when declines occur in one investment area but not in others. It can also help ensure that, when a given area does well, you will be able to share in its rewards.

Edward J. Grzybowski

Chief Investment Officer

Teachers Advisors, Inc.

TIAA-CREF offers a range of investment options that includes stocks, bonds and the money market. With stocks, we also give you the opportunity to diversify among both domestic and foreign stocks.

If you would like help finding the mix best suited to your financial needs, time horizon and attitude towards risk, please visit our website, or call TIAA-CREF.

Edward J. Grzybowski

Chief Investment Officer

Teachers Advisors, Inc.

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 3

MORE INFORMATION ON THE TIAA-CREF LIFE FUNDS

Portfolio holdings

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The funds file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ holdings (called “TIAA-CREF Life Funds Schedules of Investments”) as of the most recently completed fiscal quarter (currently for the period ended June 30, 2009) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC website at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

4 2009 Semiannual Report ¡ TIAA-CREF Life Funds

SPECIAL TERMS

Agency securities are bonds issued by U.S. government-backed entities such as the Federal National Mortgage Association (Fannie Mae).

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or MSCI EAFE Index, whose performance can be used as a standard by which to judge the performance of a fund.*

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations or other borrowers. Maturities range from 1 to 270 days.

Emerging markets are countries with relatively low per capita income levels and above-average economic growth rates or prospects for growth.

Expense ratio is a measure of the annual amount that investors pay for the management of a mutual fund. It is expressed as a percentage of the fund’s average net assets and does not include front-end or back-end sales charges, if any, or trading costs.

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae or other U.S. government-backed entities.

Overweight holding is a security that forms a larger percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark.

Portfolio turnover rate is calculated by dividing the value of securities bought or sold during the fiscal year (whichever is less) by the average value of the portfolio during that period.

Price/earnings (P/E) ratio is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Relative performance is the return of a fund in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of a fund, in terms of market capitalization, than that security’s percentage of the benchmark.

*	Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East. You cannot invest directly in any index.

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 5

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Life Funds incur only one of two potential types of costs.

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, they do incur ongoing costs, including management fees.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other funds.

The examples assume $1,000 was invested on January 1, 2009, and held for six months until June 30, 2009.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

6 2009 Semiannual Report ¡ TIAA-CREF Life Funds

GROWTH EQUITY FUND

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The Growth Equity Fund returned 10.14% for the period, compared with the 11.53% return of its benchmark, the Russell 1000® Growth Index.

Large-cap growth jumps, as large-cap value stumbles

For the six-month period, large-cap growth stocks strongly outperformed large-cap value issues, which lost 2.87%, as measured by the Russell 1000 Value Index. This reverses a protracted trend: During the decade that ended on December 31, 2008, large-cap value had outpaced large-cap growth in eight out of ten years.

For the ten years ended June 30, 2009, the Russell 1000 Growth Index posted an average annual return of -4.18%—more than four percentage points behind the -0.15% average annual return of the Russell 1000 Value Index.

Technology drives the benchmark’s climb

Eleven of the benchmark’s twelve industry sectors achieved positive returns for the six-month period, with four scoring double-digit gains. Returns were propelled chiefly by the 26.7% return of the technology sector, which made up more than one quarter of the benchmark’s market capitalization as of June 30, 2009. The next two largest contributions came from “other energy” and the consumer discretionary sectors, which returned 24.2% and 7.2%, respectively. Together these three sectors constituted nearly half of the benchmark’s market capitalization.

Stock selections trim return

The fund underperformed its benchmark because of unfavorable stock selections. These included positions in educational provider Apollo Group, General Mills and Wells Fargo that were overweight, relative to their benchmark weightings, and an underweight in drug maker Schering-Plough.

The negative effects of these holdings were partially offset by a number of successful stock selections, including overweights in Goldman Sachs and Coach, a maker of fashion accessories. An underweight position in Wal-Mart also aided relative results.

On June 30, 2009, foreign securities made up 8.37% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 7

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, style risk, active management risk, quantitative analysis risk, foreign investment risk and growth investing risk. The fund is also subject to the risks of investing in companies involved in reorganizations and other special situations. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher price/book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return
	6 months	1 year	5 years	since inception
Growth Equity Fund (inception: 4/3/2000)	10.14%	-27.58%	-1.61%	-7.51%
Russell 1000 Growth Index	11.53	-24.50	-1.83	-6.96

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

8 2009 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would be worth $4,859 as of June 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

CALENDAR YEAR TOTAL RETURN

*	For the six months ended June 30, 2009

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 9

GROWTH EQUITY FUND

EXPENSE EXAMPLE

Six months ended June 30, 2009

Growth Equity Fund	Starting fund value (1/1/09)	Ending fund value (6/30/09)		Expenses paid* (1/1/09–6/30/09)
Actual return	$1,000.00	$1,101.40		$1.35
5% annual hypothetical return	1,000.00	1,023.49	†	1.30

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.26%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2009.

†	Ending fund value for the hypothetical example would be $1,024.79 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$27.29 million
Number of holdings	87
Portfolio turnover rate (not annualized)	145%
Weighted median market capitalization	$35.9 billion
P/E ratio (weighted 12-month trailing average)	20.0
Dividend yield	1.21%
2009 expense ratio‡	0.26%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of net assets
Technology	32.8
Consumer products & services	31.5
Health care	11.9
Financial	10.3
Manufacturing & materials	6.6
Energy	5.3
Other assets & liabilities, net	1.6

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	67.27
$4 billion–$15 billion	30.25
Under $4 billion	2.48

Total	100.00

10 2009 Semiannual Report ¡ TIAA-CREF Life Funds

GROWTH & INCOME FUND

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The Growth & Income Fund returned 5.46% for the period, compared with the 3.16% return of its benchmark, the S&P 500® Index.

Large-cap stocks underperform the broad equity market

For the six-month period, the S&P 500 Index trailed the broad-based Russell 3000® Index, which returned 4.20%. This reflected the fact that, unlike the S&P 500, the Russell 3000 included a considerable number of mid-cap stocks. The mid-cap segment of the Russell 3000, which made up more than a quarter of that index, rose 9.96%.

For the ten years ended June 30, 2009, the S&P 500 Index posted an average annual return of –2.22%—significantly less than the –1.46% return of the Russell 3000 Index over the same period.

Technology drives the benchmark’s climb

During the six months, four of the S&P 500’s ten industry sectors gained ground. The largest advance occurred in the information technology sector, which returned 24.9%. This sector made up almost one-fifth of the benchmark’s market capitalization as of June 30, 2009. The materials and consumer discretionary sectors rose 13.9% and 8.6%, respectively.

These solid gains were partly offset by weakness in the benchmark’s second and third largest sectors, health care (up 0.2%) and financials (down 3.4%). The poorest performing sectors were industrials (down 5.9%) and telecommunications services (down 4.0%).

Fund outshines benchmark

The fund’s return surpassed its benchmark’s by more than two percentage points on the strength of well-performing security selections that included a number of nonbenchmark stocks. Among these were British mining giant Rio Tinto, educational media distributor Discovery Communications and Brazilian energy supplier Petrobras. An overweight position in energy supplier Weatherford International also boosted returns.

In contrast, an underweight position in Wells Fargo and positions in two nonbenchmark stocks, health-care and consumer products company Chattem and insurance giant ACE, trimmed returns slightly.

On June 30, 2009, foreign securities made up 6.19% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 11

GROWTH & INCOME FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return through both capital appreciation and investment income primarily from income-producing equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, style risk, quantitative analysis risk, active management risk, foreign investment risk and growth investing risk. The fund is also subject to the risks associated with stocks paying relatively high dividends; they may underperform other stocks during periods of rapid market appreciation. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return
	6 months	1 year	5 years	since inception
Growth & Income Fund (inception: 4/3/2000)	5.46%	-23.23%	1.71%	-2.04%
S&P 500 Index	3.16	-26.21	-2.24	-3.47

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies.

12 2009 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would be worth $8,268 as of June 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

CALENDAR YEAR TOTAL RETURN

*	For the six months ended June 30, 2009

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 13

GROWTH & INCOME FUND

EXPENSE EXAMPLE

Six months ended June 30, 2009

Growth & Income Fund	Starting fund value (1/1/09)	Ending fund value (6/30/09)		Expenses paid* (1/1/09– 6/30/09)
Actual return	$1,000.00	$1,054.60		$1.22
5% annual hypothetical return	1,000.00	1,023.59	†	1.20

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.24%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2009.

†	Ending fund value for the hypothetical example would be $1,024.79 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$54.65 million
Number of holdings	161
Portfolio turnover rate (not annualized)	83%
Weighted median market capitalization	$38.2 billion
P/E ratio (weighted 12-month trailing average)	19.2
Dividend yield	1.87%
2009 expense ratio‡	0.24%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of net assets
Consumer products & services	24.6
Technology	20.7
Financial	14.5
Manufacturing & materials	13.8
Energy	11.8
Health care	11.0
Utilities	3.2
Other assets & liabilities, net	0.4

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	70.01
$4 billion–$15 billion	17.04
Under $4 billion	12.95

Total	100.00

14 2009 Semiannual Report ¡ TIAA-CREF Life Funds

INTERNATIONAL EQUITY FUND

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The International Equity Fund returned 6.12% for the period, compared with the 7.95% return of its benchmark, the MSCI EAFE Index.

Foreign stocks eclipse U.S. shares in global rally

Amid signs that the pace of global economic decline was beginning to ease, nearly every stock market represented in the EAFE index, which tracks stocks in 21 developed foreign nations, posted positive returns in the first half of 2009. Gains came in the second quarter, when the index soared 25.43% in dollar terms, following a 13.94% loss in the first quarter.

For the six-month period, the return of the EAFE index was significantly higher than the 4.20% gain of the Russell 3000® Index, which measures the broad U.S. stock market. The rising value of the euro, pound and yen, relative to the dollar, magnified foreign stock gains for U.S. investors. In terms of local currencies, the EAFE advanced 16.92% in the second quarter and 5.12% for the six-month period.

For the ten years ended June 30, 2009, the average annual return of the EAFE index was 1.18% in dollars, versus –1.46% for the Russell 3000 Index.

Pacific stocks lead the pack

For the period, the benchmark’s Pacific segment rose 9.7% in dollar terms. Japanese stocks returned only 2.6%, while other Pacific markets surged 29.0%. The benchmark’s European segment gained 7.0% in dollars. British, French and German stocks had divergent returns of 13.0%, 2.1% and –0.6%, respectively.

Stock selections detract from return

The fund lagged its benchmark primarily because of several unfavorable stock selections. Among the largest detractors from relative performance were a nonbenchmark position in Wells Fargo and overweight positions in German drug maker Bayer, Swiss financial services provider UBS and German postal service Deutsche Post. Avoiding two financial services providers, Britain’s Barclays and Spain’s Banco Santander, also hurt relative performance.

Positive contributors to relative performance included a position in Taiwanese electronics company Hon Hai Precision Industry, a nonbench-mark stock, and overweights in Swiss banking giant Credit Suisse and U.K.-based software firm Autonomy. Avoiding two Swiss pharmaceutical companies, Novartis and Roche, also helped.

As of June 30, 2009, stocks of companies in emerging markets, which are not in the benchmark, made up about 8.3% of the fund’s total portfolio investments.

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 15

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

PRINCIPAL INVESTMENT RISKS

The fund is subject to foreign investment risk, market risk, quantitative analysis risk, active management risk, company risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The MSCI EAFE® (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 21 developed countries outside North America. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return
	6 months	1 year	5 years	since inception
International Equity Fund (inception: 4/3/2000)	6.12%	-35.27%	1.12%	-2.33%
MSCI EAFE Index	7.95	-31.35	2.31	-0.86

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

16 2009 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would be worth $8,039 as of June 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

CALENDAR YEAR TOTAL RETURN

*	For the six months ended June 30, 2009

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 17

INTERNATIONAL EQUITY FUND

EXPENSE EXAMPLE

Six months ended June 30, 2009

International Equity Fund	Starting fund value (1/1/09)	Ending fund value (6/30/09)		Expenses paid* (1/1/09– 6/30/09)
Actual return	$1,000.00	$1,061.20		$1.53
5% annual hypothetical return	1,000.00	1,023.29	†	1.51

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.30%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2009.

†	Ending fund value for the hypothetical example would be $1,024.79 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$72.70 million
Number of holdings	140
Portfolio turnover rate (not annualized)	63%
Weighted median market capitalization	$19.7 billion
P/E ratio (weighted 12-month trailing average)	25.7
Dividend yield	3.02%
2009 expense ratio‡	0.30%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	60.30
$4 billion–$15 billion	26.87
Under $4 billion	12.83

Total	100.00

HOLDINGS BY COUNTRY

Country	% of portfolio investments
United Kingdom	25.7
Japan	16.0
Germany	14.3
Switzerland	10.8
Finland	5.4
Netherlands	4.0
Sweden	3.4
United States	3.3
Taiwan	3.2
9 other nations	13.9

Total	100.0

PORTFOLIO COMPOSITION

% of net assets
Manufacturing & materials	29.7
Consumer products & services	25.9
Financial	25.4
Energy	8.5
Technology	5.7
Utilities	3.4
Other assets & liabilities, net	1.4

Total	100.0

18 2009 Semiannual Report ¡ TIAA-CREF Life Funds

LARGE-CAP VALUE FUND

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The Large-Cap Value Fund returned 7.61% for the period, compared with the –2.87% return of its benchmark, the Russell 1000® Value Index.

Large-cap value dips while large-cap growth soars

For the six-month period, large-cap value stocks significantly underperformed large-cap growth issues, which returned 11.53%, as measured by the Russell 1000 Growth Index. This reverses a protracted trend: During the decade that ended on December 31, 2008, large-cap value had outpaced large-cap growth eight years out of ten.

For the ten years ended June 30, 2009, the Russell 1000 Value Index posted an average annual return of –0.15%, while the Russell 1000 Growth Index returned –4.18%.

Oil sector depresses benchmark

For the period, six of the Russell 1000 Value Index’s twelve industry sectors registered negative returns, with two producing double-digit losses. Results were driven by an 11.3% decline in its integrated oils sector. Losses of 6.5% in the financial sector and 22.9% in the miscellaneous “other” sector also played a major role. The latter included General Electric, which lost nearly one-quarter of its market value during the period.

The best performance was the 26.7% gain from technology, but that sector amounted to less than 3% of the index, in terms of market capitalization on June 30, 2009.

The fund climbs while the index drops

While the fund’s benchmark had a negative return for the six months, the fund was strongly positive, outpacing the index by more than ten percentage points. These gains were made possible by successful stock selections, including overweight holdings, relative to the benchmark, in Bermuda-based insurer XL Capital and data storage device-maker Brocade Communications. An underweight in Exxon Mobil and a nonbenchmark position in British mining giant Rio Tinto also aided returns.

These positive contributions were partly offset by several detractors from relative performance. They included Wells Fargo, which was held as an overweighted and an underweighted position at various times during the period, as well as an underweight holding in Freeport-McMoRan and overweights in Delta Airlines and General Mills.

On June 30, 2009, foreign securities made up 11.45% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 19

LARGE-CAP VALUE FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, style risk, quantitative analysis risk, active management risk, foreign investment risk and value investing risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 1000® Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower price/book ratios and lower relative forecasted growth rates. You cannot invest directly in these indexes.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return
	6 months	1 year	5 years	since inception
Large-Cap Value Fund (inception: 10/28/2002)	7.61%	-24.56%	-1.14%	4.56%
Russell 1000 Value Index	-2.87	-29.03	-2.13	3.14

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

20 2009 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

An investment of $10,000 in this fund on October 28, 2002, would be worth $13,464 as of June 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

CALENDAR YEAR TOTAL RETURN

*	For the six months ended June 30, 2009

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 21

LARGE-CAP VALUE FUND

EXPENSE EXAMPLE

Six months ended June 30, 2009

Large-Cap Value Fund	Starting fund value (1/1/09)	Ending fund value (6/30/09)		Expenses paid* (1/1/09– 6/30/09)
Actual return	$1,000.00	$1,076.10		$1.29
5% annual hypothetical return	1,000.00	1,023.54	†	1.25

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.25%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2009.

†	Ending fund value for the hypothetical example would be $1,024.79 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$44.38 million
Number of holdings	201
Portfolio turnover rate (not annualized)	91%
Weighted median market capitalization	$23.8 billion
P/E ratio (weighted 12-month trailing average)	23.5
Dividend yield	2.25%
2009 expense ratio‡	0.25%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of net assets
Financial	22.8
Consumer products & services	18.8
Energy	15.6
Manufacturing & materials	14.8
Technology	10.6
Health care	10.2
Utilities	5.5
Other assets & liabilities, net	1.7

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	61.80
$4 billion–$15 billion	18.44
Under $4 billion	19.76

Total	100.00

22 2009 Semiannual Report ¡ TIAA-CREF Life Funds

SMALL-CAP EQUITY FUND

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The Small-Cap Equity Fund returned 2.61% for the period, compared with the 2.64% return of its benchmark, the Russell 2000® Index.

Small-cap stocks lag the broader market

For the six-month period, small-cap issues underperformed the broad U.S. stock market, which rose 4.20%, as measured by the Russell 3000® Index.

During the first quarter of 2009, small caps continued to struggle amid a challenging investment environment. The Russell 2000 Index fell 14.95%, lagging the broader market, which lost 10.80%. In the second quarter, however, small-cap issues rebounded with the rest of the market. The Russell 2000 rose 20.69%, versus a 16.82% advance for the Russell 3000. This marked the largest quarterly advance for the small-cap index since the second quarter of 2003, when it gained 23.42%.

For the ten years ended June 30, 2009, the Russell 2000 Index posted an average annual gain of 2.38%—nearly four percentage points greater than the –1.46% average return of the Russell 3000 Index.

Technology and consumer discretionary keep returns positive

During the period, seven of the benchmark’s twelve industry sectors posted gains, including two that recorded double-digit advances. In particular, the index was boosted by strong performance from its technology and consumer discretionary sectors, which gained 28.8% and 19.6%, respectively. Together, these sectors made up about 30% of the benchmark’s total market capitalization on June 30, 2009.

The biggest detraction from performance came from the benchmark’s largest sector, financials (down 16.9%), which made up more than one-fifth of the index. Lackluster results from the utilities and autos and transportation sectors also weighed on the index.

Fund closely tracks its benchmark

The fund’s return was in line with that of its benchmark, with the positive effects of successful stock selections countered by others that hurt relative performance. Positive contributions came from overweight positions in technology companies 3Com, Global Cash Access Holdings and Tessera Technologies.

Other positions detracted from relative performance, including overweight holdings in Crawford & Co., an insurance services provider, and HealthSpring, a managed-care company. An underweight in technology firm Palm also trimmed relative results.

The fund continued to use proprietary quantitative models to select small-cap stocks that appeared to be attractively priced.

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 23

SMALL-CAP EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, small-cap/mid-cap risk, active management risk and quantitative analysis risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000® Index, based on market capitalization. You cannot invest directly in these indexes.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return
	6 months	1 year	5 years	since inception
Small-Cap Equity Fund (inception: 10/28/2002)	2.61%	-25.56%	-2.08%	6.30%
Russell 2000 Index	2.64	-25.01	-1.71	6.29

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

24 2009 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

An investment of $10,000 in this fund on October 28, 2002, would be worth $15,030 as of June 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

CALENDAR YEAR TOTAL RETURN

*	For the six months ended June 30, 2009

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 25

SMALL-CAP EQUITY FUND

EXPENSE EXAMPLE

Six months ended June 30, 2009

Small-Cap Equity Fund	Starting fund value (1/1/09)	Ending fund value (6/30/09)		Expenses paid* (1/1/09– 6/30/09)
Actual return	$1,000.00	$1,026.10		$0.55
5% annual hypothetical return	1,000.00	1,024.24	†	0.55

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.11%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2009.

†	Ending fund value for the hypothetical example would be $1,024.79 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$34.53 million
Number of holdings	780
Portfolio turnover rate (not annualized)	56%
Weighted median market capitalization	$0.7 billion
P/E ratio (weighted 12-month trailing average)	24.6
Dividend yield	1.38%
2009 expense ratio‡	0.11%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of net assets
Manufacturing & materials	21.7
Technology	20.7
Consumer products & services	20.3
Financial	18.0
Health care	11.1
Energy	4.3
Utilities	4.2
Other assets & liabilities, net	-0.3

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Under $4 billion	100.00

Total	100.00

26 2009 Semiannual Report ¡ TIAA-CREF Life Funds

STOCK INDEX FUND

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The Stock Index Fund returned 4.28% for the period, compared with the 4.20% return of its benchmark, the Russell 3000® Index.

Stocks surge in the second quarter

The broad-based Russell 3000 Index began 2009 having suffered its worst calendar year since the index began in 1979, but it ended the six-month period solidly in the plus column. Amid rising unemployment, depressed corporate profits and ongoing problems in the financial sector, the index dropped 10.80% in the first quarter of 2009, its sixth consecutive quarterly decline.

Financial conditions eased somewhat in the second quarter, when programs initiated by the Federal Reserve and other central banks began to stimulate the flow of credit. As a result, many investors abandoned the safety of U.S. Treasury securities for the potentially higher returns of stocks and corporate bonds, and the Russell 3000 Index soared 16.82%—its best quarterly return since 1998.

Foreign stocks, as measured by the MSCI EAFE Index, rose 7.95% for the period, after suffering steeper declines than domestic issues in 2008. For the ten years ended June 30, 2009, however, the average annual return of the Russell 3000 Index was –1.46%, versus 1.18% for the EAFE.

Tech stocks drive the benchmark

Eight of the benchmark’s twelve industry sectors recorded positive returns for the period, with three posting double-digit gains. The advance was primarily driven by the 26.9% surge of the benchmark’s largest sector—technology—which made up more than one-sixth of the index on June 30, 2009. The “other energy” and materials and processing sectors rose 18.0% and 11.9%, respectively.

The ongoing uncertainty in the markets was demonstrated by declines in the integrated oils sector, which dropped 11.1%, and in financials, down 4.0%.

Largest stocks generally decline

Although the Russell 3000 Index scored positive results for the six months, four of its five largest stocks lost ground. Only Microsoft, benefiting from the rally in tech stocks, gained; it rose 24.6%. In descending order according to market capitalization, the other four stocks performed as follows: Exxon Mobil, –10.1%; Johnson & Johnson, –2.3%; Procter & Gamble, –15.1%; and AT&T, –9.3%.

For the period, the fund outperformed its benchmark, despite the effects of expenses and of some cash holdings for liquidity. The fund had a risk profile similar to that of its benchmark.

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 27

STOCK INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, foreign investment risk, large-cap risk, small-cap/mid-cap risk, quantitative analysis risk and index risk. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return
	6 months	1 year	5 years	10 years
Stock Index Fund (inception: 1/4/1999)	4.28%	-26.29%	-1.79%	-1.43%
Russell 3000 Index	4.20	-26.56	-1.84	-1.46

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

28 2009 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 OVER 10 YEARS

An investment of $10,000 in this fund on June 30, 1999, would be worth $8,662 as of June 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

CALENDAR YEAR TOTAL RETURN

*	For the six months ended June 30, 2009

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 29

STOCK INDEX FUND

EXPENSE EXAMPLE

Six months ended June 30, 2009

Stock Index Fund	Starting fund value (1/1/09)	Ending fund value (6/30/09)		Expenses paid* (1/1/09– 6/30/09)
Actual return	$1,000.00	$1,042.80		$0.30
5% annual hypothetical return	1,000.00	1,024.49	†	0.30

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.06%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2009.

†	Ending fund value for the hypothetical example would be $1,024.79 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$123.08 million
Number of holdings	2,861
Portfolio turnover rate (not annualized)	6%
Weighted median market capitalization	$24.2 billion
P/E ratio (weighted 12-month trailing average)	18.4
Dividend yield	2.19%
2009 expense ratio‡	0.06%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of net assets
Consumer products & services	22.3
Technology	20.0
Financial	15.8
Manufacturing & materials	14.6
Health care	10.5
Energy	10.3
Utilities	4.4
Other assets & liabilities, net	2.1

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	59.79
$4 billion–$15 billion	19.20
Under $4 billion	21.01

Total	100.00

30 2009 Semiannual Report ¡ TIAA-CREF Life Funds

SOCIAL CHOICE EQUITY FUND

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The Social Choice Equity Fund returned 5.68% for the period, compared with the 4.20% return of its benchmark, the Russell 3000® Index. The fund screens investments according to social criteria, while the benchmark does not.

Exclusion of major stocks boosts the fund’s relative performance

Because of its social screens, the fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these stocks produced mixed results, but the net effect was to increase the fund’s return, relative to that of its benchmark.

The fund outpaced its benchmark by nearly one-and-a-half percentage points, in part because it excluded three major energy companies: Exxon Mobil, ConocoPhillips and Chevron. These stocks returned -10.1%, -16.5% and -8.0%, respectively, considerably lower than the 4.20% return of the Russell 3000 Index. Avoiding General Electric (down 23.0%), AT&T (down 9.3%), Citigroup (down 56.2%) and Wal-Mart (down 11.0%) also aided relative returns.

In contrast, the exclusion of Apple, which rose 65.1% during the first half of the year, was the portfolio’s biggest detractor from relative performance. Avoiding Schlumberger Limited, an oil field service provider that rose 29.6%, also hurt relative returns, as did the absence of two large financial companies: JPMorgan Chase and Morgan Stanley.

Statistical techniques help mitigate risk

Because the fund’s social screens prevent it from investing in some of the stocks within the Russell 3000, the fund’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of capitalization within the benchmark.

During the six-month period, the fund’s relative performance was enhanced by overweight positions in a number of companies, including Goldman Sachs, which jumped 81.1% on a pair of stronger than expected earnings reports. Other overweight holdings that helped included chemical company Rohm and Haas, biotechnology firm Genentech and telecommunications company Qualcomm.

Overweight positions that detracted from relative performance included Aflac, a health and life insurance provider; Pepco Holdings, a diversified energy company; and Chubb, a property and casualty insurer.

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 31

SOCIAL CHOICE EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, foreign investment risk, small-cap/mid-cap risk and index risk. The fund also is exposed to risks arising from the fact that because its social criteria exclude securities of certain issuers for non-financial reasons, the fund may forgo some market opportunities available to funds that don’t use these criteria. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return
	6 months	1 year	5 years	since inception
Social Choice Equity Fund (inception: 4/3/2000)	5.68%	-25.15%	-1.48%	-2.50%
Russell 3000 Index	4.20	-26.56	-1.84	-2.87

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

32 2009 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE APRIL 3, 2000 INCEPTION

An investment of $10,000 in this fund on April 3, 2000, would be worth $7,910 as of June 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

CALENDAR YEAR TOTAL RETURN

*	For the six months ended June 30, 2009

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 33

SOCIAL CHOICE EQUITY FUND

EXPENSE EXAMPLE

Six months ended June 30, 2009

Social Choice Equity Fund	Starting fund value (1/1/09)	Ending fund value (6/30/09)		Expenses paid* (1/1/09–6/30/09)
Actual return	$1,000.00	$1,056.80		$0.41
5% annual hypothetical return	1,000.00	1,024.39	†	0.40

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.08%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2009.

†	Ending fund value for the hypothetical example would be $1,024.79 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$24.54 million
Number of holdings	787
Portfolio turnover rate (not annualized)	15%
Weighted median market capitalization	$18.7 billion
P/E ratio (weighted 12-month trailing average)	19.2
Dividend yield	2.26%
2009 expense ratio‡	0.08%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of net assets
Consumer products & services	26.1
Technology	20.0
Financial	14.0
Manufacturing & materials	13.6
Health care	10.2
Energy	8.4
Utilities	7.1
Other assets & liabilities, net	0.6

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	56.11
$4 billion–$15 billion	26.82
Under $4 billion	17.07

Total	100.00

34 2009 Semiannual Report ¡ TIAA-CREF Life Funds

REAL ESTATE SECURITIES FUND

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The Real Estate Securities Fund returned -13.45% for the period, compared with the -12.21% return of its benchmark, the FTSE NAREIT Equity REITs Index.

REITs continue to languish in a challenging market environment

Against the backdrop of a deepening economic downturn, REITs fell 37.73% during 2008. REITs continued to struggle in the first quarter of 2009, posting a 31.87% decline, as persistent weakness in the global economic and credit markets, rising unemployment and weak consumer spending continued to dampen the overall demand for retail and office space.

REITs, however, roared back during the second quarter of the year, advancing 28.85%, as investor hopes of an improving economic outlook led to a strong rally in the capital markets.

Effective April 1, 2009, the Real Estate Securities Fund’s benchmark changed to the FTSE NAREIT Equity REITs Index from the Dow Jones Wilshire Real Estate Securities Index. All benchmark returns cited here are those of the FTSE NAREIT Equity REITs Index.

REITs trail the broad markets

For the six-month period, REITs significantly lagged both the 4.20% return of the broad U.S. stock market, as measured by the Russell 3000® Index, and the 1.90% return of the U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index.

For the five years ended June 30, 2009, the -2.73% average annual return of REITs trailed the -1.84% average return of the Russell 3000 Index and the 5.01% average annual gain of the Barclays Capital index.

Stock selections lower the fund’s return

The fund’s disappointing absolute return trailed its benchmark’s, in part because of underweight positions in Digital Realty Trust, an owner and manager of technology-related real estate, and HRPT Properties Trust, a REIT that owns and leases office buildings. The exclusion of DuPont Fabros Technology, a data center owner, and PS Business Parks, a commercial office and industrial property manager, also detracted from the fund’s relative return.

These results were partly offset by positive contributions to relative performance from overweight positions in SL Green, an office REIT, and Simon Property Group, a retail property owner. Underweight holdings in Apartment Investment and Management Company, Cedar Shopping Centers and Inland Real Estate, a retail property REIT, also aided relative performance.

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 35

REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the risks of real estate investing as well as active management risk, market risk, foreign investment risk, company risk, interest-rate risk and income volatility risk. The fund is also subject to the risks of concentrating investments in a single industry, holding securities of relatively few issuers and investing in smaller companies. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The FTSE NAREIT Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. You cannot invest directly in this index.*

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return
	6 months	1 year	5 years	since inception
Real Estate Securities Fund (inception: 10/28/2002)	-13.45%	-43.91%	-3.97%	3.60%
FTSE NAREIT Equity REITs Index (new)*	-12.21	-43.29	-2.73	4.33
Dow Jones Wilshire Real Estate Securities Index (old)†	-12.89	-45.74	-3.40	4.16

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	Please note that effective April 1, 2009, the Real Estate Securities Fund’s benchmark changed to the FTSE NAREIT Equity REITs Index.

†	This was the fund’s benchmark through March 31, 2009.

36 2009 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE OCTOBER 28, 2002 INCEPTION

An investment of $10,000 in this fund on October 28, 2002, would be worth $12,662 as of June 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

CALENDAR YEAR TOTAL RETURN

*	For the six months ended June 30, 2009

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 37

REAL ESTATE SECURITIES FUND

EXPENSE EXAMPLE

Six months ended June 30, 2009

Real Estate Securities Fund	Starting fund value (1/1/09)	Ending fund value (6/30/09)		Expenses paid* (1/1/09–6/30/09)
Actual return	$1,000.00	$865.50		$1.20
5% annual hypothetical return	1,000.00	1,023.49	†	1.30

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.26%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2009.

†	Ending fund value for the hypothetical example would be $1,024.79 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$36.85 million
Number of holdings	75
Portfolio turnover rate (not annualized)	25%
Weighted median market capitalization	$3.8 billion
P/E ratio (weighted 12-month trailing average)	38.1
Dividend yield	5.82%
2009 expense ratio‡	0.26%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of net assets
Specialized	30.7
Retail	23.8
Residential	14.7
Office	12.5
Diversified	9.0
Industrial	5.3
Office electronics	1.7
Mortgage	0.1
Other assets & liabilities, net	2.2

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments
$4 billion–$15 billion	46.40
Under $4 billion	53.60

Total	100.00

38 2009 Semiannual Report ¡ TIAA-CREF Life Funds

BOND FUND

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The Bond Fund returned 2.40% for the period, compared with the 1.90% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

Bonds post modest gains

During the first half of 2009, unemployment rose, corporate profits remained weak and problems in the financial sector persisted. In response, the Federal Reserve kept the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0%. To fund the government’s recovery efforts, the central bank announced plans to purchase U.S. Treasury securities.

The Barclays Capital U.S. Aggregate Bond Index, which measures the broad U.S. investment-grade, fixed-rate bond market, returned just 0.12% for the first quarter of 2009, when investors worried that the increased issuance of Treasuries could depress their prices. As investor concerns receded in the second quarter, bonds rallied, and the index gained 1.78%.

Treasuries bow to corporates

With Treasury yields low and signs appearing that the Fed’s efforts were starting to pay off, fixed-income investors again sought the higher returns of corporate and other non-government securities. Sectors of the benchmark that had previously performed poorly now excelled, while former top performers languished. Asset-backed securities surged 15.78% for the period, while commercial mortgage-backed securities rose 10.36% and corporate bonds gained 8.32%. Conversely, the high flyers of 2008—U.S. Treasury and agency securities—lost 4.30% and 0.04%, respectively.

As their prices fell, Treasury yields rose. The yield on 2-year Treasury notes rose to 1.11% on June 30, 2009, from 0.76% at year-end 2008. The yield on 10-year Treasury notes soared to 3.53% from 2.25%.

Sector positions help the fund

The fund topped its benchmark for the period primarily because of advantageous sector weightings, relative to the Barclays Capital index. Overweight holdings in corporate and asset-backed securities, which had dampened the fund’s return in 2008, boosted its performance during the period, as did an underweight position in flagging U.S. Treasury securities. Overweight investments in higher-yielding, lower-quality debt securities further contributed to the fund’s outperformance. However, an underweight position in commercial mortgage-backed securities reduced returns slightly.

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 39

BOND FUND

INVESTMENT OBJECTIVE

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade, fixed-income securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to interest-rate risk, prepayment risk, extension risk, company risk, income volatility risk, credit risk, call risk, foreign investment risk, active management risk, and market volatility and liquidity risk. The fund is also subject to the risk of using a mortgage dollar roll investment strategy. For a detailed discussion of risk, please see the prospectus.

THE FUND’S BENCHMARK

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return
	6 months	1 year	5 years	since inception
Bond Fund (inception: 7/8/2003)	2.40%	2.92%	3.83%	3.42%
Barclays Capital U.S. Aggregate Bond Index	1.90	6.05	5.01	4.33

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

40 2009 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE JULY 8, 2003 INCEPTION

An investment of $10,000 in this fund on July 8, 2003, would be worth $12,228 as of June 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

CALENDAR YEAR TOTAL RETURN

*	For the six months ended June 30, 2009

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 41

BOND FUND

EXPENSE EXAMPLE

Six months ended June 30, 2009

Bond Fund	Starting fund value (1/1/09)	Ending fund value (6/30/09)		Expenses paid* (1/1/09–6/30/09)
Actual return	$1,000.00	$1,024.00		$0.50
5% annual hypothetical return	1,000.00	1,024.29	†	0.50

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.10%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2009.

†	Ending fund value for the hypothetical example would be $1,024.79 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$100.58 million
Number of issues	533
Portfolio turnover rate (not annualized)	110%
Average quality	Aa1/AA+
Option-adjusted duration	4.33 years
Average coupon	4.69%
Average yield to maturity	5.25%
Average maturity	5.79 years
2009 expense ratio‡	0.10%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of net assets
Mortgage-backed securities§	35.4
Corporate bonds	24.1
U.S. Treasury securities	16.8
U.S. agency securities	9.5
Foreign government & corporate bonds denominated in U.S. dollars	4.9
Asset-backed securities	3.3
Commercial mortgage-backed securities	3.2
Other assets & liabilities, net	2.8

Total	100.0

§	Includes mortgage pass-through securities and collateralized mortgage obligations

42 2009 Semiannual Report ¡ TIAA-CREF Life Funds

MONEY MARKET FUND

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2009

The Money Market Fund returned 0.39% for the period, compared with the 0.14% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

The credit market slowly revives

The downturn in the U.S. economy stretched into 2009. Gross domestic product contracted in the first quarter—its third consecutive quarterly decline. Unemployment rose steadily, reaching 9.5% in June. Instability in the financial sector restrained the flow of credit during much of the year’s first half.

The Federal Reserve responded by keeping its target federal funds rate—the interest rate commercial U.S. banks charge one another for overnight loans—near 0%. It also continued to guarantee the purchase of certain hard-to-sell securities. At the same time, the federal government required the nation’s largest banks to undergo “stress tests” to assure that they were sufficiently capitalized to weather a prolonged downturn. By mid-year, a number of banks had strengthened their positions, and lending activity increased.

LIBOR falls as conditions improve

As the credit market gradually unlocked, the LIBOR declined, and businesses were paying a smaller premium to borrow cash. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) For the six-month period, the one-month LIBOR fell from 0.44% to 0.31%; the twelve-month LIBOR dropped from 2.00% to 1.61%.

The fund seeks high yield and low risk

At opportune times during the period, the fund purchased fixed-rate government securities with longer maturities to benefit from their higher yields. On June 30, 2009, the fund’s weighted average maturity was 70 days, versus 50 days for the average iMoneyNet fund. To limit risk, the fund maintained the high credit quality of its portfolio and restricted its holdings of corporate debt securities to those with short-term maturities. It also increased its holdings in certificates of deposit, maintained its level of investments in U.S. agency securities and slightly reduced its position in commercial paper. For greater flexibility, the fund invested in floating-rate agency securities.

On June 30, 2009, foreign securities made up 20.37% of the fund’s total portfolio investments.

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 43

MONEY MARKET FUND

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to current income risk, market risk, company risk, interest-rate risk, prepayment risk, extension risk and income volatility risk. An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency (not including the fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds; see page 46). Although the fund will attempt to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDED JUNE 30, 2009*

	Current yield	Effective yield
Money Market Fund	0.43%	0.43%
iMoneyNet Money Fund Report Averages™—All Taxable	0.11	0.11

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE AS OF JUNE 30, 2009

	Total return		Average annual total return
	6 months	1 year	5 years	since inception
Money Market Fund (inception: 7/8/2003)	0.39%	1.59%	3.53%	3.12	%†
iMoneyNet Money Fund Report Averages—All Taxable	0.14	0.91	2.91	2.53	†

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

†	The performance shown above and in the accompanying graph is computed from August 2003.

44 2009 Semiannual Report ¡ TIAA-CREF Life Funds

$10,000 SINCE JULY 31, 2003

An investment of $10,000 in this fund on July 31, 2003, would be worth $12,008 as of June 30, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the average iMoneyNet fund during the same period.*

*	The graph above begins on July 31, 2003, rather than the fund’s inception date of July 8, 2003, because the iMoneyNet return is calculated only on a monthly basis.

CALENDAR YEAR TOTAL RETURN

†	For the six months ended June 30, 2009

TIAA-CREF Life Funds ¡ 2009 Semiannual Report 45

MONEY MARKET FUND

EXPENSE EXAMPLE

Six months ended June 30, 2009

Money Market Fund	Starting fund value (1/1/09)	Ending fund value (6/30/09)		Expenses paid* (1/1/09–6/30/09)
Actual return	$1,000.00	$1,003.90		$0.50
5% annual hypothetical return	1,000.00	1,024.29	†	0.50

*	“Expenses paid” is equal to the fund’s annualized expense ratio of 0.10%, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the first half of 2009.

†	Ending fund value for the hypothetical example would be $1,024.79 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending fund value shown for the fund’s actual return.

For more information about this expense example, please see page 6.

FUND PROFILE

Net assets	$105.23 million
2009 expense ratio‡	0.10%

‡	The fund’s annualized expense ratio does not include the administrative, mortality and expense risk charges that are deducted under variable annuity and variable life insurance contracts that use the TIAA-CREF Life Funds. For more information on fund deductions and expenses, please see the variable product prospectus.

PORTFOLIO COMPOSITION

% of net assets
Commercial paper	52.4
U.S. agency securities	29.4
Certificates of deposit	9.8
Floating-rate securities, U.S. agency	4.9
Banker’s acceptances	3.7
Other assets & liabilities, net	-0.2

Total	100.0

U.S. TREASURY DEPARTMENT’S TEMPORARY GUARANTEE PROGRAM

The fund is a participant in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”), which provides a guarantee, to the extent that program funds are available, to the fund’s shareholders based on the number of fund shares they owned at the close of business on September 19, 2008, if the fund “breaks the buck” (its net asset value falls below $0.995 and is not immediately cured), liquidates its holdings and such liquidated proceeds are less than $1.00 per share. Any increase in owned shares after this date will not be guaranteed. If the number of owned shares changes between September 19 and the date of liquidation, the shares guaranteed will be the number owned at the close of business on September 19 or the number of fund shares held by the shareholder of record when the fund breaks the buck, whichever is less. The program has been extended through September 18, 2009. Please see www.treas.gov for more information.

46 2009 Semiannual Report ¡ TIAA-CREF Life Funds

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH EQUITY FUND  ■  JUNE 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES
11,544		Walt Disney Co	$269,322	0.99%

			269,322	0.99

BUILDING MATERIALS AND GARDEN SUPPLIES
23,387		Lowe’s Cos, Inc	453,942	1.66

			453,942	1.66

BUSINESS SERVICES
10,242	*	Adobe Systems, Inc	289,849	1.06
1,958	*	Google, Inc (Class A)	825,473	3.02
16,283	*	Intuit, Inc	458,529	1.68
59,035		Microsoft Corp	1,403,262	5.14
15,129		Omnicom Group, Inc	477,774	1.75
10,056	*	Salesforce.com, Inc	383,838	1.41
25,464	*	Symantec Corp	396,220	1.45
7,956		Visa, Inc (Class A)	495,341	1.82
16,934	*	Yahoo!, Inc	265,186	0.97
		Other	254,619	0.94

			5,250,091	19.24

CHEMICALS AND ALLIED PRODUCTS
6,257	*	Amgen, Inc	331,246	1.21
9,690		Colgate-Palmolive Co	685,471	2.51
18,988	*	Gilead Sciences, Inc	889,397	3.25
4,741		Johnson & Johnson	269,289	0.99
6,957		Novartis AG. (ADR)	283,776	1.04
3,634		Praxair, Inc	258,268	0.95
6,789		Shire plc (ADR)	281,608	1.03
17,126		Teva Pharmaceutical Industries Ltd (ADR)	844,996	3.10
		Other	521,429	1.92

			4,365,480	16.00

COMMUNICATIONS			296,508	1.09

DEPOSITORY INSTITUTIONS
21,005		Bank of America Corp	277,266	1.02
35,935		Western Union Co	589,334	2.15
		Other	81,557	0.30

			948,157	3.47

EATING AND DRINKING PLACES
6,981		McDonald’s Corp	401,338	1.47
7,794		Yum! Brands, Inc	259,852	0.95
		Other	206,224	0.76

			867,414	3.18

EDUCATIONAL SERVICES
8,453	*	Apollo Group, Inc (Class A)	601,177	2.20

			601,177	2.20

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	47

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

GROWTH EQUITY FUND  ■  JUNE 30, 2009

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
11,034		Analog Devices, Inc	$273,423	1.00%
6,362	*	Apple Computer, Inc	906,139	3.32
27,731	*	Cisco Systems, Inc	516,906	1.89
2,035	*	First Solar, Inc	329,914	1.21
41,012		Intel Corp	678,749	2.49
14,651		Qualcomm, Inc	662,225	2.43
7,618	*	Research In Motion Ltd	541,259	1.98
		Other	109,672	0.40

			4,018,287	14.72

ENGINEERING AND MANAGEMENT SERVICES			229,645	0.84

FOOD AND KINDRED PRODUCTS
6,118		Kellogg Co	284,915	1.04
14,503		PepsiCo, Inc	797,085	2.92

			1,082,000	3.96

FURNITURE AND HOME FURNISHINGS STORES
12,883	*	Bed Bath & Beyond, Inc	396,152	1.45

			396,152	1.45

GENERAL MERCHANDISE STORES
9,195		TJX Companies, Inc	289,275	1.06

			289,275	1.06

HEALTH SERVICES
4,348	*	Express Scripts, Inc	298,925	1.10

			298,925	1.10

HOLDING AND OTHER INVESTMENT OFFICES			49,229	0.18

HOTELS AND OTHER LODGING PLACES			62,706	0.23

INDUSTRIAL MACHINERY AND EQUIPMENT
16,078		International Game Technology	255,640	0.94
		Other	41,803	0.15

			297,443	1.09

INSTRUMENTS AND RELATED PRODUCTS
2,559		Alcon, Inc	297,151	1.08
7,267	*	Illumina, Inc	282,977	1.04
6,002		Rockwell Collins, Inc	250,463	0.92
5,654		Roper Industries, Inc	256,183	0.94
		Other	395,157	1.45

			1,481,931	5.43

INSURANCE CARRIERS
7,933		Aflac, Inc	246,637	0.90
		Other	121,725	0.45

			368,362	1.35

LEATHER AND LEATHER PRODUCTS
21,598		Coach, Inc	580,554	2.13

			580,554	2.13

48	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH EQUITY FUND  ■  JUNE 30, 2009

Shares		Company		Value	% of net assets

MISCELLANEOUS MANUFACTURING INDUSTRIES				$69,713	0.26%

MISCELLANEOUS RETAIL
6,791	*	Amazon.com, Inc		568,135	2.08
17,185		CVS Corp		547,686	2.01

				1,115,821	4.09

NONDEPOSITORY INSTITUTIONS				144,599	0.53

OIL AND GAS EXTRACTION
5,091		Apache Corp		367,316	1.35
5,391		Occidental Petroleum Corp		354,782	1.30
11,030		Schlumberger Ltd		596,833	2.18
		Other		124,478	0.46

				1,443,409	5.29

PAPER AND ALLIED PRODUCTS				194,515	0.71

PRINTING AND PUBLISHING				188,651	0.69

SECURITY AND COMMODITY BROKERS
5,469		Goldman Sachs Group, Inc		806,349	2.95

				806,349	2.95

TRANSPORTATION EQUIPMENT
5,000		United Technologies Corp		259,800	0.96
		Other		241,340	0.88

				501,140	1.84

TRANSPORTATION SERVICES				192,405	0.71

		TOTAL COMMON STOCKS	(Cost $27,317,554)	26,863,202	98.44

		TOTAL PORTFOLIO	(Cost $27,317,554)	26,863,202	98.44
		OTHER ASSET & LIABILITIES, NET		426,358	1.56

		NET ASSETS		$27,289,560	100.00%

The following abbreviation is used in portfolio descriptions:

ADR    American Depositary Receipt

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	49

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH & INCOME FUND  ■  JUNE 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES			$277,627	0.51%

APPAREL AND ACCESSORY STORES			150,570	0.28

APPAREL AND OTHER TEXTILE PRODUCTS			847,389	1.55

BUILDING MATERIALS AND GARDEN SUPPLIES
17,194		Home Depot, Inc	406,294	0.74

			406,294	0.74

BUSINESS SERVICES
1,021	*	Google, Inc (Class A)	430,443	0.79
54,337		Microsoft Corp	1,291,590	2.35
17,622		Oracle Corp	377,463	0.69
25,027	*	Symantec Corp	389,420	0.71
		Other	1,868,213	3.43

			4,357,129	7.97

CHEMICALS AND ALLIED PRODUCTS
8,084		Abbott Laboratories	380,271	0.70
12,240	*	Amgen, Inc	647,986	1.19
6,484		Colgate-Palmolive Co	458,678	0.84
14,458	*	Gilead Sciences, Inc	677,213	1.24
22,083		Johnson & Johnson	1,254,313	2.29
5,550		Monsanto Co	412,587	0.75
60,678		Pfizer, Inc	910,170	1.66
16,115		Procter & Gamble Co	823,477	1.51
22,939		Schering-Plough Corp	576,228	1.05
		Other	1,909,127	3.50

			8,050,050	14.73

COAL MINING			79,263	0.15

COMMUNICATIONS
34,831		AT&T, Inc	865,202	1.58
16,317		Verizon Communications, Inc	501,421	0.92
		Other	1,082,801	1.98

			2,449,424	4.48

DEPOSITORY INSTITUTIONS
76,535		Bank of America Corp	1,010,262	1.85
33,028		JPMorgan Chase & Co	1,126,585	2.07
27,285		Wells Fargo & Co	661,934	1.21
		Other	1,484,494	2.71

			4,283,275	7.84

EATING AND DRINKING PLACES
6,820		McDonald’s Corp	392,081	0.72
		Other	400,285	0.73

			792,366	1.45

ELECTRIC, GAS, AND SANITARY SERVICES
10,303		PG&E Corp	396,047	0.72

50	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

GROWTH & INCOME FUND  ■  JUNE 30, 2009

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES — continued
16,408		Republic Services, Inc	$400,519	0.73%
		Other	1,322,943	2.43

			2,119,509	3.88

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
6,248	*	Apple Computer, Inc	889,903	1.63
46,696	*	Cisco Systems, Inc	870,413	1.59
66,858		General Electric Co	783,576	1.43
55,144		Intel Corp	912,634	1.67
16,347		Qualcomm, Inc	738,884	1.35
		Other	621,680	1.14

			4,817,090	8.81

ENGINEERING AND MANAGEMENT SERVICES			351,632	0.64

FOOD AND KINDRED PRODUCTS
13,597		Coca-Cola Co	652,520	1.19
12,659		PepsiCo, Inc	695,739	1.27
		Other	1,133,093	2.08

			2,481,352	4.54

GENERAL BUILDING CONTRACTORS			167,798	0.31

GENERAL MERCHANDISE STORES
19,343		Wal-Mart Stores, Inc	936,975	1.72
		Other	361,229	0.66

			1,298,204	2.38

HEALTH SERVICES
11,478	*	Medco Health Solutions, Inc	523,512	0.97
		Other	419,615	0.76

			943,127	1.73

INDUSTRIAL MACHINERY AND EQUIPMENT
39,186	*	EMC Corp	513,337	0.94
14,680		Hewlett-Packard Co	567,382	1.03
7,888		International Business Machines Corp	823,666	1.50
		Other	2,328,636	4.28

			4,233,021	7.75

INSTRUMENTS AND RELATED PRODUCTS
8,650		Baxter International, Inc	458,104	0.84
43,780	*	Boston Scientific Corp	443,929	0.81
		Other	400,836	0.73

			1,302,869	2.38

INSURANCE CARRIERS
9,165		ACE Ltd	405,368	0.74
8,228	*	WellPoint, Inc	418,724	0.77
		Other	909,891	1.66

			1,733,983	3.17

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	51

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

GROWTH & INCOME FUND  ■  JUNE 30, 2009

Shares		Company		Value	% of net assets

LEGAL SERVICES
7,582	*	FTI Consulting, Inc		$384,559	0.70%

				384,559	0.70

METAL MINING				590,247	1.08

MISCELLANEOUS MANUFACTURING INDUSTRIES				167,194	0.31

MISCELLANEOUS RETAIL				770,665	1.41

MOTION PICTURES				601,040	1.10

NONDEPOSITORY INSTITUTIONS				423,315	0.77

OIL AND GAS EXTRACTION
11,350		Anadarko Petroleum Corp		515,177	0.94
30,523		Halliburton Co		631,825	1.16
5,854		Occidental Petroleum Corp		385,252	0.70
		Other		1,550,860	2.84

				3,083,114	5.64

PAPER AND ALLIED PRODUCTS				82,655	0.15

PETROLEUM AND COAL PRODUCTS
13,931		Chevron Corp		922,929	1.69
31,285		Exxon Mobil Corp		2,187,134	4.00
		Other		279,339	0.51

				3,389,402	6.20

RAILROAD TRANSPORTATION
8,026		Union Pacific Corp		417,834	0.76

				417,834	0.76

SECURITY AND COMMODITY BROKERS
4,959		Goldman Sachs Group, Inc		731,155	1.34
16,184		Legg Mason, Inc		394,566	0.72
		Other		341,550	0.62

				1,467,271	2.68

STONE, CLAY, AND GLASS PRODUCTS				212,232	0.39

TOBACCO PRODUCTS
9,925		Philip Morris International, Inc		432,929	0.79

				432,929	0.79

TRANSPORTATION EQUIPMENT
8,408		Goodrich Corp		420,148	0.77
13,862		Honeywell International, Inc		435,267	0.80
		Other		437,563	0.80

				1,292,978	2.37

		TOTAL COMMON STOCKS	(Cost $58,657,877)	54,457,407	99.64

		TOTAL PORTFOLIO	(Cost $58,657,877)	54,457,407	99.64
		OTHER ASSET & LIABILITIES, NET		194,143	0.36

		NET ASSETS		$54,651,550	100.00%

52	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH & INCOME FUND  ■  JUNE 30, 2009

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	53

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS
BUSINESS SERVICES
39,617		Adecco S.A.	$1,650,237	2.26%
69,106	*	Autonomy Corp plc	1,633,771	2.25
		Other	84,829	0.12

			3,368,837	4.63

CHEMICALS AND ALLIED PRODUCTS
90,014		Lanxess AG.	2,230,035	3.06
48,785		Reckitt Benckiser Group plc	2,220,021	3.05
		Other	914,424	1.27

			5,364,480	7.38

COMMUNICATIONS
352,169		BT Group plc	588,078	0.81
8,700		Nippon Telegraph & Telephone Corp	354,015	0.49
		Other	322,978	0.44

			1,265,071	1.74

DEPOSITORY INSTITUTIONS
42,637		HDFC Bank Ltd	1,328,952	1.83
119,927		HSBC Holdings plc	991,452	1.36
130,600		ING Groep NV	1,313,997	1.81
125,400		Mitsubishi UFJ Financial Group, Inc	778,421	1.07
16,600		Sumitomo Mitsui Financial Group, Inc	677,199	0.93
127,739	*	UBS A.G. (Switzerland)	1,562,424	2.16
51,991		Wells Fargo & Co	1,261,302	1.73
		Other	306,840	0.42

			8,220,587	11.31

EDUCATIONAL SERVICES			4,007	0.01

ELECTRIC, GAS, AND SANITARY SERVICES
54,600		Fortum Oyj	1,242,380	1.70
12,600		Tokyo Electric Power Co, Inc	324,368	0.45
		Other	912,418	1.26

			2,479,166	3.41

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
507,150		Hon Hai Precision Industry Co, Ltd	1,568,904	2.16
33,300		Hosiden Corp	424,827	0.58
177,787		Nokia Oyj	2,603,822	3.57
171,774		Smiths Group plc	1,982,457	2.73
75,800		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	713,278	0.98
		Other	633,672	0.88

			7,926,960	10.90

ENGINEERING AND MANAGEMENT SERVICES
10,340		Tecan Group AG.	403,018	0.55

			403,018	0.55

FOOD AND KINDRED PRODUCTS
48,373		InBev NV	1,746,717	2.40

54	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2009

Shares	Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS — continued
15,000	Toyo Suisan Kaisha Ltd	$309,389	0.43%
	Other	28,795	0.04

		2,084,901	2.87

FOOD STORES		252,131	0.35

GENERAL BUILDING CONTRACTORS
12,151	Vinci S.A.	545,217	0.75

		545,217	0.75

HEAVY CONSTRUCTION, EXCEPT BUILDING
16,700	Saipem S.p.A.	406,234	0.56

		406,234	0.56

HOLDING AND OTHER INVESTMENT OFFICES
107,692	iShares MSCI Taiwan Index Fund	1,086,612	1.48
	Other	536,275	0.75

		1,622,887	2.23

INDUSTRIAL MACHINERY AND EQUIPMENT
66,387	ASML Holding NV	1,435,148	1.97
8,854	Rheinmetall AG.	383,183	0.53
131,026	SKF AB (B Shares)	1,613,484	2.21
	Other	698,611	0.97

		4,130,426	5.68

INSTRUMENTS AND RELATED PRODUCTS
17,870	Phonak Holding AG.	1,452,230	2.00
	Other	53,065	0.07

		1,505,295	2.07

INSURANCE AGENTS, BROKERS AND SERVICE		47,117	0.06

INSURANCE CARRIERS		213,531	0.29

METAL MINING
28,615	Anglo American plc	830,210	1.14
43,000	Rio Tinto plc	1,489,153	2.06
	Other	251,351	0.34

		2,570,714	3.54

NONDEPOSITORY INSTITUTIONS		141,187	0.19

OIL AND GAS EXTRACTION
114,166	BG Group plc	1,912,067	2.63
839,000	CNOOC Ltd	1,040,353	1.43
55,800	Tullow Oil plc	860,645	1.18
	Other	136,233	0.19

		3,949,298	5.43

PAPER AND ALLIED PRODUCTS		25,785	0.04

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	55

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2009

Shares		Company		Value	% of net assets

PETROLEUM AND COAL PRODUCTS
210,374		BP plc		$1,653,701	2.27%
		Other		149,607	0.21

				1,803,308	2.48

PRIMARY METAL INDUSTRIES				171,740	0.24

RAILROAD TRANSPORTATION
7,100		East Japan Railway Co		428,203	0.58
		Other		505,735	0.70

				933,938	1.28

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
62,951		Bayer AG.		3,375,237	4.64
101,670		Hankook Tire Co Ltd		1,328,785	1.83
178,627		SSL International plc		1,522,283	2.09
		Other		93,258	0.13

				6,319,563	8.69

SECURITY AND COMMODITY BROKERS
59,180		Credit Suisse Group		2,701,512	3.72
40,490		Deutsche Boerse AG.		3,139,980	4.32
137,800		Hong Kong Exchanges and Clearing Ltd		2,146,110	2.95
		Other		181,093	0.25

				8,168,695	11.24

STONE, CLAY, AND GLASS PRODUCTS
33,000		NGK Insulators Ltd		674,833	0.93
		Other		14,636	0.02

				689,469	0.95

TRANSPORTATION EQUIPMENT
395,229		BAE Systems plc		2,201,031	3.03
16,300	*	Honda Motor Co Ltd		450,075	0.62
14,720		Toyota Motor Corp		560,776	0.77
		Other		150,807	0.21

				3,362,689	4.63

WATER TRANSPORTATION				65,085	0.09

WHOLESALE TRADE-DURABLE GOODS
56,549		Assa Abloy AB (Class B)		787,984	1.08
36,899		ThyssenKrupp AG.		915,700	1.26
		Other		508,773	0.70

				2,212,457	3.04

WHOLESALE TRADE-NONDURABLE GOODS
253,443		Foster’s Group Ltd		1,051,755	1.45
		Other		59,169	0.08

				1,110,924	1.53

		TOTAL COMMON STOCKS	(Cost $81,635,452)	71,364,717	98.16

56	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2009

Shares	Company		Value	% of net assets

RIGHTS/WARRANTS
METAL MINING			$298,266	0.41%

	TOTAL RIGHTS/WARRANTS	(Cost $212,448)	298,266	0.41

	TOTAL PORTFOLIO	(Cost $81,847,900)	71,662,983	98.57
	OTHER ASSET & LIABILITIES, NET		1,038,296	1.43

	NET ASSETS		$72,701,279	100.00%

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	57

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2009

Country	Value	% of market value
DOMESTIC
UNITED STATES	$2,347,914	3.28%

TOTAL DOMESTIC	2,347,914	3.28

FOREIGN
AUSTRALIA	1,343,963	1.88
BELGIUM	1,746,717	2.44
CHINA	1,040,353	1.45
FINLAND	3,846,202	5.37
FRANCE	610,530	0.85
GERMANY	10,218,142	14.26
HONG KONG	2,146,110	2.99
INDIA	1,328,952	1.85
ITALY	406,234	0.57
JAPAN	11,473,981	16.01
KOREA, REPUBLIC OF	1,328,785	1.85
NETHERLANDS	2,884,879	4.03
SINGAPORE	91,463	0.13
SWEDEN	2,401,468	3.35
SWITZERLAND	7,769,421	10.84
TAIWAN	2,282,182	3.18
UNITED KINGDOM	18,395,687	25.67

TOTAL FOREIGN	69,315,069	96.72

TOTAL PORTFOLIO	$71,662,983	100.00%

58	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP VALUE FUND  ■  JUNE 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES			$302,632	0.68%

APPAREL AND ACCESSORY STORES			132,730	0.30

APPAREL AND OTHER TEXTILE PRODUCTS
6,128		VF Corp	339,185	0.77
		Other	625	0.00	**

			339,810	0.77

BUILDING MATERIALS AND GARDEN SUPPLIES
17,219		Lowe’s Cos, Inc	334,221	0.76
		Other	138,944	0.31

			473,165	1.07

BUSINESS SERVICES			654,891	1.48

CHEMICALS AND ALLIED PRODUCTS
7,525	*	Amgen, Inc	398,374	0.90
23,771		Dow Chemical Co	383,664	0.86
13,776		Johnson & Johnson	782,476	1.75
7,692		Novartis AG. (ADR)	313,757	0.71
47,468		Pfizer, Inc	712,019	1.59
8,596		Teva Pharmaceutical Industries Ltd (ADR)	424,127	0.96
9,794		Wyeth	444,550	0.99
		Other	1,842,522	4.17

			5,301,489	11.93

COMMUNICATIONS
60,081		AT&T, Inc	1,492,412	3.36
174,667		BT Group plc	291,673	0.66
26,551		Comcast Corp (Class A)	384,724	0.87
15,192		Verizon Communications, Inc	466,850	1.05
		Other	212,380	0.48

			2,848,039	6.42

DEPOSITORY INSTITUTIONS
84,612		Bank of America Corp	1,116,878	2.51
88,188		Citigroup, Inc	261,918	0.59
28,576		JPMorgan Chase & Co	974,727	2.19
10,704		State Street Corp	505,229	1.13
7,500		Sumitomo Mitsui Financial Group, Inc	305,964	0.69
21,465		TCF Financial Corp	286,987	0.65
20,200		US Bancorp	361,984	0.82
42,237		Wells Fargo & Co	1,024,670	2.30
		Other	690,825	1.57

			5,529,182	12.45

EATING AND DRINKING PLACES			358,150	0.81

ELECTRIC, GAS, AND SANITARY SERVICES
22,513		Republic Services, Inc	549,541	1.23
		Other	2,354,331	5.31

			2,903,872	6.54

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

LARGE-CAP VALUE FUND  ■  JUNE 30, 2009

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
84,415		General Electric Co	$989,344	2.22%
31,464		Intel Corp	520,729	1.17
67,977		Motorola, Inc	450,688	1.02
		Other	808,986	1.83

			2,769,747	6.24

ENGINEERING AND MANAGEMENT SERVICES			261,324	0.59

FABRICATED METAL PRODUCTS			258,277	0.58

FOOD AND KINDRED PRODUCTS
6,950		General Mills, Inc	389,338	0.88
14,125		Kraft Foods, Inc (Class A)	357,928	0.81
15,094		Unilever plc (ADR)	354,709	0.80
		Other	644,740	1.45

			1,746,715	3.94

FOOD STORES			40,021	0.09

FORESTRY			141,402	0.32

GENERAL BUILDING CONTRACTORS
724	*	NVR, Inc	363,730	0.82

			363,730	0.82

GENERAL MERCHANDISE STORES
9,240		Target Corp	364,703	0.82
		Other	11,169	0.03

			375,872	0.85

HEALTH SERVICES
6,990		McKesson Corp	307,560	0.69
		Other	208,961	0.47

			516,521	1.16

HOLDING AND OTHER INVESTMENT OFFICES			396,643	0.89

INDUSTRIAL MACHINERY AND EQUIPMENT
5,550		SPX Corp	271,784	0.61
		Other	1,444,668	3.26

			1,716,452	3.87

INSTRUMENTS AND RELATED PRODUCTS
46,001	*	Boston Scientific Corp	466,450	1.05
		Other	149,530	0.34

			615,980	1.39

INSURANCE CARRIERS
20,996		Principal Financial Group	395,565	0.90
7,710		Travelers Cos, Inc	316,418	0.72
		Other	1,640,915	3.68

			2,352,898	5.30

60	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

LARGE-CAP VALUE FUND  ■  JUNE 30, 2009

Shares	Company	Value	% of net assets

METAL MINING
39,556	Anglo American plc	$1,147,641	2.58%
	Other	162,697	0.37

		1,310,338	2.95

MISCELLANEOUS MANUFACTURING INDUSTRIES		104,765	0.24

MISCELLANEOUS RETAIL		26,293	0.06

MOTION PICTURES
15,952	Time Warner, Inc	401,831	0.91
	Other	182,364	0.41

		584,195	1.32

NONDEPOSITORY INSTITUTIONS
102,430	Chimera Investment Corp	357,482	0.81
	Other	289,898	0.65

		647,380	1.46

OIL AND GAS EXTRACTION
4,154	Apache Corp	299,711	0.68
4,159	EOG Resources, Inc	282,479	0.64
8,580	Occidental Petroleum Corp	564,650	1.26
8,972	Petroleo Brasileiro S.A. (ADR)	367,673	0.83
5,465	Schlumberger Ltd	295,711	0.67
	Other	1,525,823	3.44

		3,336,047	7.52

PAPER AND ALLIED PRODUCTS		291,102	0.66

PETROLEUM AND COAL PRODUCTS
17,748	Chevron Corp	1,175,805	2.65
6,261	ConocoPhillips	263,338	0.59
24,615	Exxon Mobil Corp	1,720,834	3.87
11,039	Marathon Oil Corp	332,605	0.75
	Other	101,084	0.23

		3,593,666	8.09

PIPELINES, EXCEPT NATURAL GAS		9,357	0.02

PRIMARY METAL INDUSTRIES		128,625	0.29

PRINTING AND PUBLISHING		133,184	0.30

RAILROAD TRANSPORTATION		48,783	0.11

REAL ESTATE		130,500	0.29

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		105,120	0.24

SECURITY AND COMMODITY BROKERS
4,097	Goldman Sachs Group, Inc	604,062	1.37
14,794	Legg Mason, Inc	360,678	0.81
	Other	225,527	0.50

		1,190,267	2.68

TRANSPORTATION BY AIR		233,188	0.53

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	61

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP VALUE FUND  ■  JUNE 30, 2009

Shares	Company		Value	% of net assets

TRANSPORTATION EQUIPMENT
7,178	Magna International, Inc-Class A		$303,198	0.69%
	Other		758,540	1.70

			1,061,738	2.39

TRANSPORTATION SERVICES			188,693	0.43

TRUCKING AND WAREHOUSING			37,040	0.08

WHOLESALE TRADE-DURABLE GOODS			50,030	0.11

	TOTAL COMMON STOCKS	(Cost $48,168,481)	43,609,853	98.26

	TOTAL PORTFOLIO	(Cost $48,168,481)	43,609,853	98.26
	OTHER ASSET & LIABILITIES, NET		772,682	1.74

	NET ASSETS		$44,382,535	100.00%

The following abbreviations are used in portfolio description:

ADR    American Depositary Receipt

plc     Public Limited Company

*	Non-income producing
**	Percentage represents less than 0.01%

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

62	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP EQUITY FUND  ■  JUNE 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-LIVESTOCK			$101,218	0.29%

AMUSEMENT AND RECREATION SERVICES
4,882	*	Bally Technologies, Inc	146,070	0.43
		Other	184,967	0.53

			331,037	0.96

APPAREL AND ACCESSORY STORES			904,535	2.62

APPAREL AND OTHER TEXTILE PRODUCTS			111,569	0.32

AUTO REPAIR, SERVICES AND PARKING			204,874	0.59

AUTOMOTIVE DEALERS AND SERVICE STATIONS			28,672	0.08

BUSINESS SERVICES
43,704	*	3Com Corp	205,845	0.61
6,865	*	DynCorp International, Inc (Class A)	115,263	0.34
12,716	*	Quest Software, Inc	177,260	0.52
9,589	*	Rent-A-Center, Inc	170,971	0.51
8,311	*	TeleTech Holdings, Inc	125,912	0.37
21,662	*	TIBCO Software, Inc	155,316	0.46
10,865	*	Valueclick, Inc	114,300	0.33
		Other	3,286,183	9.45

			4,351,050	12.59

CHEMICALS AND ALLIED PRODUCTS
8,730	*	Emergent Biosolutions, Inc	125,101	0.36
4,435	*	Onyx Pharmaceuticals, Inc	125,332	0.36
		Other	1,806,635	5.24

			2,057,068	5.96

COAL MINING			7,954	0.02

COMMUNICATIONS			767,374	2.22

DEPOSITORY INSTITUTIONS
8,535		Community Bank System, Inc	124,269	0.35
5,392		Prosperity Bancshares, Inc	160,842	0.46
3,344		UMB Financial Corp	127,104	0.36
		Other	2,030,605	5.90

			2,442,820	7.07

EATING AND DRINKING PLACES
4,563		Bob Evans Farms, Inc	131,141	0.39
3,990	*	CEC Entertainment, Inc	117,625	0.34
6,870	*	Cheesecake Factory	118,851	0.34
		Other	374,188	1.08

			741,805	2.15

EDUCATIONAL SERVICES			134,609	0.39

ELECTRIC, GAS, AND SANITARY SERVICES
7,950		Avista Corp	141,590	0.41
4,651		Laclede Group, Inc	154,088	0.45

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SMALL-CAP EQUITY FUND  ■  JUNE 30, 2009

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES — continued
3,345		New Jersey Resources Corp	$123,899	0.36%
3,570		Nicor, Inc	123,593	0.36
6,791		NorthWestern Corp	154,562	0.44
5,214		Southwest Gas Corp	115,803	0.34
		Other	785,261	2.27

			1,598,796	4.63

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
15,794	*	Arris Group, Inc	192,056	0.57
9,083	*	EnerSys	165,220	0.49
14,020	*	Skyworks Solutions, Inc	137,116	0.41
7,118	*	Tessera Technologies, Inc	180,014	0.53
		Other	2,442,980	7.02

			3,117,386	9.02

ENGINEERING AND MANAGEMENT SERVICES
7,810	*	Isis Pharmaceuticals, Inc	128,865	0.38
		Other	768,395	2.22

			897,260	2.60

FABRICATED METAL PRODUCTS
5,568		CIRCOR International, Inc	131,460	0.38
		Other	417,436	1.21

			548,896	1.59

FISHING, HUNTING, AND TRAPPING			23,644	0.07

FOOD AND KINDRED PRODUCTS			424,001	1.23

FOOD STORES			297,173	0.86

FURNITURE AND FIXTURES			103,674	0.30

FURNITURE AND HOME FURNISHINGS STORES			122,013	0.35

GENERAL BUILDING CONTRACTORS			219,373	0.64

GENERAL MERCHANDISE STORES
11,152	*	99 Cents Only Stores	151,444	0.44
		Other	169,433	0.49

			320,877	0.93

HEALTH SERVICES			383,888	1.11

HEAVY CONSTRUCTION, EXCEPT BUILDING			193,455	0.56

HOLDING AND OTHER INVESTMENT OFFICES
6,371		LTC Properties, Inc	130,287	0.39
3,532		PS Business Parks, Inc	171,091	0.51
4,762		Sovran Self Storage, Inc	117,145	0.35
		Other	1,559,274	4.48

			1,977,797	5.73

HOTELS AND OTHER LODGING PLACES			112,555	0.33

INDUSTRIAL MACHINERY AND EQUIPMENT
6,441	*	EnPro Industries, Inc	116,003	0.33

64	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SMALL-CAP EQUITY FUND  ■  JUNE 30, 2009

Shares		Company	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT — continued
4,890	*	Riverbed Technology, Inc	$113,399	0.33%
5,994		Robbins & Myers, Inc	115,386	0.32
		Other	913,319	2.66

			1,258,107	3.64

INSTRUMENTS AND RELATED PRODUCTS
5,324	*	Fossil, Inc	128,202	0.37
8,130		STERIS Corp	212,030	0.62
		Other	1,471,108	4.26

			1,811,340	5.25

INSURANCE AGENTS, BROKERS AND SERVICE			36,974	0.11

INSURANCE CARRIERS
5,047	*	Argo Group International Holdings Ltd	142,426	0.42
9,477		Assured Guaranty Ltd	117,325	0.34
5,190	*	Molina Healthcare, Inc	124,145	0.36
		Other	914,254	2.64

			1,298,150	3.76

LEATHER AND LEATHER PRODUCTS			200,346	0.58

LEGAL SERVICES			45,072	0.13

LOCAL AND INTERURBAN PASSENGER TRANSIT
4,570	*	Emergency Medical Services Corp (Class A)	168,267	0.49

			168,267	0.49

METAL MINING			79,051	0.23

MISCELLANEOUS MANUFACTURING INDUSTRIES			65,552	0.19

MISCELLANEOUS RETAIL			554,456	1.61

MOTION PICTURES			85,442	0.25

NONDEPOSITORY INSTITUTIONS
20,312		Apollo Investment Corp	121,872	0.36
		Other	206,900	0.59

			328,772	0.95

NONMETALLIC MINERALS, EXCEPT FUELS			49,968	0.14

OIL AND GAS EXTRACTION
9,729	*	Willbros Group, Inc	121,710	0.34
		Other	838,289	2.44

			959,999	2.78

PAPER AND ALLIED PRODUCTS
4,321		Schweitzer–Mauduit International, Inc	117,573	0.35
		Other	229,596	0.66

			347,169	1.01

PERSONAL SERVICES			64,724	0.19

PETROLEUM AND COAL PRODUCTS			209,132	0.61

PRIMARY METAL INDUSTRIES			391,646	1.13

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP EQUITY FUND  ■  JUNE 30, 2009

Shares		Company		Value	% of net assets

PRINTING AND PUBLISHING				$168,166	0.49%

REAL ESTATE				75,226	0.22

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				182,340	0.53

SECURITY AND COMMODITY BROKERS
6,750	*	Knight Capital Group, Inc (Class A)		115,087	0.32
		Other		335,196	0.98

				450,283	1.30

SOCIAL SERVICES				2,703	0.01

SPECIAL TRADE CONTRACTORS
7,410	*	EMCOR Group, Inc		149,089	0.43
		Other		262,461	0.76

				411,550	1.19

STONE, CLAY, AND GLASS PRODUCTS				106,590	0.31

TRANSPORTATION BY AIR				335,111	0.97

TRANSPORTATION EQUIPMENT
3,431		Triumph Group, Inc		137,239	0.41
		Other		765,792	2.21

				903,031	2.62

TRANSPORTATION SERVICES				79,330	0.23

TRUCKING AND WAREHOUSING				252,352	0.73

WATER TRANSPORTATION				90,775	0.26

WHOLESALE TRADE-DURABLE GOODS
3,615		Owens & Minor, Inc		158,409	0.46
6,284	*	PSS World Medical, Inc		116,317	0.34
		Other		305,688	0.88

				580,414	1.68

WHOLESALE TRADE-NONDURABLE GOODS
3,698	*	United Stationers, Inc		128,986	0.37
		Other		375,648	1.09

				504,634	1.46

		TOTAL COMMON STOCKS	(Cost $38,068,891)	34,622,045	100.26

		TOTAL PORTFOLIO	(Cost $38,068,891)	34,622,045	100.26
		OTHER ASSET & LIABILITIES, NET		(89,513)	(0.26)

		NET ASSETS		$34,532,532	100.00%

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

66	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

STOCK INDEX FUND  ■  JUNE 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$6,688	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK			9,480	0.01

AGRICULTURAL SERVICES			3,731	0.00	**

AMUSEMENT AND RECREATION SERVICES
22,432		Walt Disney Co	523,338	0.43
		Other	195,084	0.15

			718,422	0.58

APPAREL AND ACCESSORY STORES			709,448	0.58

APPAREL AND OTHER TEXTILE PRODUCTS			427,255	0.35

AUTO REPAIR, SERVICES AND PARKING			67,597	0.05

AUTOMOTIVE DEALERS AND SERVICE STATIONS			272,843	0.22

BUILDING MATERIALS AND GARDEN SUPPLIES
20,468		Home Depot, Inc	483,659	0.40
		Other	406,595	0.32

			890,254	0.72

BUSINESS SERVICES
2,891	*	Google, Inc (Class A)	1,218,816	1.00
93,214		Microsoft Corp	2,215,696	1.81
46,150		Oracle Corp	988,532	0.81
		Other	5,038,098	4.07

			9,461,142	7.69

CHEMICALS AND ALLIED PRODUCTS
18,622		Abbott Laboratories	875,978	0.72
12,278	*	Amgen, Inc	649,996	0.54
23,891		Bristol-Myers Squibb Co	485,226	0.40
6,032		Colgate-Palmolive Co	426,704	0.36
12,236		Eli Lilly & Co	423,855	0.34
10,982	*	Gilead Sciences, Inc	514,396	0.43
33,272		Johnson & Johnson	1,889,849	1.55
25,455		Merck & Co, Inc	711,721	0.59
6,590		Monsanto Co	489,900	0.41
81,524		Pfizer, Inc	1,222,859	1.00
35,193		Procter & Gamble Co	1,798,361	1.47
19,637		Schering-Plough Corp	493,280	0.41
16,063		Wyeth	729,099	0.60
		Other	4,239,050	3.32

			14,950,274	12.14

COAL MINING			252,118	0.20

COMMUNICATIONS
71,238		AT&T, Inc	1,769,551	1.45
34,714		Comcast Corp (Class A)	503,006	0.42

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	67

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX FUND  ■  JUNE 30, 2009

Shares		Company	Value	% of net assets

COMMUNICATIONS — continued
34,264		Verizon Communications, Inc	$1,052,932	0.87%
		Other	2,068,896	1.64

			5,394,385	4.38

DEPOSITORY INSTITUTIONS
92,378		Bank of America Corp	1,219,389	1.00
14,364		Bank of New York Mellon Corp	421,008	0.35
45,383		JPMorgan Chase & Co	1,548,013	1.27
57,418		Wells Fargo & Co	1,392,960	1.14
		Other	3,128,866	2.50

			7,710,236	6.26

EATING AND DRINKING PLACES
13,320		McDonald’s Corp	765,766	0.63
		Other	647,543	0.52

			1,413,309	1.15

EDUCATIONAL SERVICES			303,439	0.25

ELECTRIC, GAS, AND SANITARY SERVICES			5,596,059	4.55

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
10,761	*	Apple Computer, Inc	1,532,688	1.26
69,706	*	Cisco Systems, Inc	1,299,319	1.07
127,843		General Electric Co	1,498,319	1.23
67,433		Intel Corp	1,116,016	0.92
19,975		Qualcomm, Inc	902,870	0.74
		Other	3,343,902	2.66

			9,693,114	7.88

ENGINEERING AND MANAGEMENT SERVICES			1,193,280	0.97

FABRICATED METAL PRODUCTS			678,221	0.55

FISHING, HUNTING, AND TRAPPING			1,007	0.00	**

FOOD AND KINDRED PRODUCTS
27,952		Coca-Cola Co	1,341,416	1.10
17,791		Kraft Foods, Inc (Class A)	450,824	0.37
18,797		PepsiCo, Inc	1,033,083	0.85
		Other	1,977,709	1.58

			4,803,032	3.90

FOOD STORES			390,899	0.32

FORESTRY			112,443	0.09

FURNITURE AND FIXTURES			154,241	0.13

FURNITURE AND HOME FURNISHINGS STORES			322,974	0.26

GENERAL BUILDING CONTRACTORS			238,921	0.19

GENERAL MERCHANDISE STORES
26,694		Wal-Mart Stores, Inc	1,293,056	1.05
		Other	1,066,303	0.87

			2,359,359	1.92

68	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX FUND  ■  JUNE 30, 2009

Shares	Company	Value	% of net assets

HEALTH SERVICES		$1,456,276	1.18%

HEAVY CONSTRUCTION, EXCEPT BUILDING		41,291	0.03

HOLDING AND OTHER INVESTMENT OFFICES
40,049	iShares Russell 3000 Index Fund	2,155,837	1.76
	Other	2,148,359	1.74

		4,304,196	3.50

HOTELS AND OTHER LODGING PLACES		285,614	0.23

INDUSTRIAL MACHINERY AND EQUIPMENT
28,874	Hewlett-Packard Co	1,115,979	0.92
15,955	International Business Machines Corp	1,666,020	1.36
	Other	3,549,442	2.86

		6,331,441	5.14

INSTRUMENTS AND RELATED PRODUCTS
13,516	Medtronic, Inc	471,572	0.39
	Other	3,829,843	3.10

		4,301,415	3.49

INSURANCE AGENTS, BROKERS AND SERVICE		388,324	0.32

INSURANCE CARRIERS		3,903,035	3.17

JUSTICE, PUBLIC ORDER AND SAFETY		37,440	0.03

LEATHER AND LEATHER PRODUCTS		149,520	0.12

LEGAL SERVICES		38,210	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT		3,719	0.00	**

LUMBER AND WOOD PRODUCTS		21,340	0.02

METAL MINING		642,761	0.52

MISCELLANEOUS MANUFACTURING INDUSTRIES		164,842	0.13

MISCELLANEOUS RETAIL
17,574	CVS Corp	560,082	0.46
	Other	1,255,198	1.01

		1,815,280	1.47

MOTION PICTURES		785,010	0.64

NONDEPOSITORY INSTITUTIONS		730,857	0.59

NONMETALLIC MINERALS, EXCEPT FUELS		87,668	0.07

OIL AND GAS EXTRACTION
9,787	Occidental Petroleum Corp	644,083	0.53
14,476	Schlumberger Ltd	783,297	0.65
	Other	3,800,924	3.07

		5,228,304	4.25

PAPER AND ALLIED PRODUCTS		538,032	0.44

PERSONAL SERVICES		183,392	0.15

PETROLEUM AND COAL PRODUCTS
24,218	Chevron Corp	1,604,442	1.30

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	69

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX FUND  ■  JUNE 30, 2009

Shares	Company		Value	% of net assets

PETROLEUM AND COAL PRODUCTS — continued
17,889	ConocoPhillips		$752,410	0.61%
59,014	Exxon Mobil Corp		4,125,668	3.36
	Other		814,872	0.66

			7,297,392	5.93

PIPELINES, EXCEPT NATURAL GAS			131,790	0.11

PRIMARY METAL INDUSTRIES			1,077,954	0.88

PRINTING AND PUBLISHING			366,545	0.30

RAILROAD TRANSPORTATION			909,212	0.74

REAL ESTATE			99,407	0.08

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			177,590	0.14

SECURITY AND COMMODITY BROKERS
6,078	Goldman Sachs Group, Inc		896,141	0.74
15,359	Morgan Stanley		437,885	0.37
	Other		1,652,161	1.32

			2,986,187	2.43

SOCIAL SERVICES			6,698	0.01

SPECIAL TRADE CONTRACTORS			113,392	0.09

STONE, CLAY, AND GLASS PRODUCTS
8,386	3M Co		503,998	0.41
	Other		171,875	0.14

			675,873	0.55

TEXTILE MILL PRODUCTS			33,148	0.03

TOBACCO PRODUCTS
23,685	Philip Morris International, Inc		1,033,140	0.84
	Other		625,032	0.51

			1,658,172	1.35

TRANSPORTATION BY AIR			441,099	0.36

TRANSPORTATION EQUIPMENT
10,100	United Technologies Corp		524,795	0.44
	Other		2,117,240	1.71

			2,642,035	2.15

TRANSPORTATION SERVICES			242,117	0.20

TRUCKING AND WAREHOUSING			551,263	0.45

WATER TRANSPORTATION			294,211	0.24

WHOLESALE TRADE-DURABLE GOODS			460,459	0.37

WHOLESALE TRADE-NONDURABLE GOODS			740,846	0.60

	TOTAL COMMON STOCKS	(Cost $149,628,069)	120,477,528	97.88

	TOTAL PORTFOLIO	(Cost $149,628,069)	120,477,528	97.88
	OTHER ASSET & LIABILITIES, NET		2,605,276	2.12

	NET ASSETS		$123,082,804	100.00%

70	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

STOCK INDEX FUND  ■  JUNE 30, 2009

*	Non-income producing
**	Percentage represents less than 0.01%

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SOCIAL CHOICE EQUITY FUND  ■  JUNE 30, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES
9,268		Walt Disney Co	$216,222	0.88%
		Other	4,344	0.02

			220,566	0.90

APPAREL AND ACCESSORY STORES			157,414	0.64

APPAREL AND OTHER TEXTILE PRODUCTS
2,767		Nike, Inc (Class B)	143,275	0.59
		Other	27,399	0.11

			170,674	0.70

AUTO REPAIR, SERVICES AND PARKING			10,371	0.04

AUTOMOTIVE DEALERS AND SERVICE STATIONS			39,595	0.16

BUILDING MATERIALS AND GARDEN SUPPLIES
8,293		Home Depot, Inc	195,963	0.79
		Other	104,242	0.43

			300,205	1.22

BUSINESS SERVICES
4,312		Automatic Data Processing, Inc	152,817	0.61
853	*	Google, Inc (Class A)	359,616	1.46
25,876		Microsoft Corp	615,072	2.50
		Other	663,694	2.72

			1,791,199	7.29

CHEMICALS AND ALLIED PRODUCTS
2,059		Air Products & Chemicals, Inc	132,991	0.54
4,832	*	Amgen, Inc	255,806	1.04
10,211		Bristol-Myers Squibb Co	207,385	0.84
2,745		Colgate-Palmolive Co	194,181	0.79
4,533	*	Gilead Sciences, Inc	212,326	0.87
9,090		Johnson & Johnson	516,312	2.10
9,480		Merck & Co, Inc	265,061	1.08
2,336		Praxair, Inc	166,020	0.68
9,492		Procter & Gamble Co	485,041	1.98
5,626		Schering-Plough Corp	141,325	0.58
		Other	669,037	2.71

			3,245,485	13.21

COMMUNICATIONS
10,550		Verizon Communications, Inc	324,203	1.33
		Other	825,636	3.35

			1,149,839	4.68

DEPOSITORY INSTITUTIONS
5,554		Bank of New York Mellon Corp	162,787	0.66
8,529		US Bancorp	152,840	0.62
16,481		Wells Fargo & Co	399,828	1.63
		Other	571,860	2.34

			1,287,315	5.25

72	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SOCIAL CHOICE EQUITY FUND  ■  JUNE 30, 2009

Shares		Company	Value	% of net assets

EATING AND DRINKING PLACES
4,678		McDonald’s Corp	$268,939	1.10%
		Other	98,775	0.40

			367,714	1.50

EDUCATIONAL SERVICES			4,328	0.02

ELECTRIC, GAS, AND SANITARY SERVICES			1,677,695	6.83

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
20,753	*	Cisco Systems, Inc	386,835	1.57
21,550		Intel Corp	356,652	1.45
7,497		Texas Instruments, Inc	159,685	0.65
		Other	454,831	1.86

			1,358,003	5.53

ENGINEERING AND MANAGEMENT SERVICES
4,100		Accenture Ltd (Class A)	137,185	0.56
		Other	100,206	0.41

			237,391	0.97

FABRICATED METAL PRODUCTS
4,243		Illinois Tool Works, Inc	158,433	0.64
		Other	59,281	0.25

			217,714	0.89

FOOD AND KINDRED PRODUCTS
2,456		General Mills, Inc	137,585	0.56
2,828		Kellogg Co	131,700	0.54
7,819		Kraft Foods, Inc (Class A)	198,133	0.81
5,994		PepsiCo, Inc	329,431	1.34
		Other	202,046	0.82

			998,895	4.07

FOOD STORES			70,473	0.29

FORESTRY			30,308	0.12

FURNITURE AND FIXTURES			48,548	0.20

FURNITURE AND HOME FURNISHINGS STORES			70,122	0.29

GENERAL BUILDING CONTRACTORS			9,524	0.04

GENERAL MERCHANDISE STORES
4,138		Target Corp	163,327	0.66
		Other	231,889	0.95

			395,216	1.61

HEALTH SERVICES			142,861	0.58

HEAVY CONSTRUCTION, EXCEPT BUILDING			10,876	0.04

HOLDING AND OTHER INVESTMENT OFFICES			380,441	1.55

HOTELS AND OTHER LODGING PLACES			65,848	0.27

INDUSTRIAL MACHINERY AND EQUIPMENT
9,067		Hewlett-Packard Co	350,439	1.43

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SOCIAL CHOICE EQUITY FUND  ■  JUNE 30, 2009

Shares		Company	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT — continued
4,531		International Business Machines Corp	$473,126	1.92%
		Other	733,771	3.00

			1,557,336	6.35

INSTRUMENTS AND RELATED PRODUCTS
3,487		Baxter International, Inc	184,672	0.74
5,217		Emerson Electric Co	169,031	0.68
5,711		Medtronic, Inc	199,256	0.80
		Other	743,172	3.06

			1,296,131	5.28

INSURANCE AGENTS, BROKERS AND SERVICE			89,975	0.37

INSURANCE CARRIERS
4,120		Travelers Cos, Inc	169,084	0.69
3,413	*	WellPoint, Inc	173,687	0.71
		Other	683,834	2.78

			1,026,605	4.18

LEATHER AND LEATHER PRODUCTS			34,481	0.14

LEGAL SERVICES			4,818	0.02

LUMBER AND WOOD PRODUCTS			128	0.00	**

METAL MINING			40,616	0.17

MISCELLANEOUS MANUFACTURING INDUSTRIES			55,419	0.23

MISCELLANEOUS RETAIL
5,906		CVS Corp	188,225	0.77
4,606		Walgreen Co	135,416	0.55
		Other	205,626	0.84

			529,267	2.16

MOTION PICTURES			28,714	0.12

NONDEPOSITORY INSTITUTIONS
5,740		American Express Co	133,397	0.54
		Other	112,565	0.46

			245,962	1.00

NONMETALLIC MINERALS, EXCEPT FUELS			54,317	0.22

OIL AND GAS EXTRACTION
2,322		Apache Corp	167,531	0.69
2,988		Devon Energy Corp	162,846	0.66
4,290		XTO Energy, Inc	163,621	0.68
		Other	1,113,899	4.51

			1,607,897	6.54

PAPER AND ALLIED PRODUCTS
2,545		Kimberly-Clark Corp	133,434	0.54
		Other	98,726	0.41

			232,160	0.95

PERSONAL SERVICES			6,334	0.03

74	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SOCIAL CHOICE EQUITY FUND  ■  JUNE 30, 2009

Shares	Company		Value	% of net assets

PETROLEUM AND COAL PRODUCTS
2,750	Hess Corp		$147,813	0.60%
5,440	Marathon Oil Corp		163,907	0.68
	Other		38,301	0.15

			350,021	1.43

PIPELINES, EXCEPT NATURAL GAS
8,117	Spectra Energy Corp		137,340	0.56

			137,340	0.56

PRIMARY METAL INDUSTRIES			360,677	1.47

PRINTING AND PUBLISHING			103,663	0.42

RAILROAD TRANSPORTATION			247,829	1.01

REAL ESTATE			6,947	0.03

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			10,931	0.04

SECURITY AND COMMODITY BROKERS			694,118	2.83

SOCIAL SERVICES			3,130	0.01

SPECIAL TRADE CONTRACTORS			16,578	0.07

STONE, CLAY, AND GLASS PRODUCTS
3,544	3M Co		212,994	0.86
	Other		15,523	0.07

			228,517	0.93

TEXTILE MILL PRODUCTS			2,330	0.01

TRANSPORTATION BY AIR			175,691	0.72

TRANSPORTATION EQUIPMENT			284,313	1.16

TRANSPORTATION SERVICES			15,536	0.06

TRUCKING AND WAREHOUSING
3,769	United Parcel Service, Inc (Class B)		188,412	0.77

			188,412	0.77

WATER TRANSPORTATION			20,176	0.08

WHOLESALE TRADE-DURABLE GOODS			149,305	0.61

WHOLESALE TRADE-NONDURABLE GOODS			137,288	0.56

	TOTAL COMMON STOCKS	(Cost $31,111,137)	24,401,582	99.42

	TOTAL PORTFOLIO	(Cost $31,111,137)	24,401,582	99.42
	OTHER ASSET & LIABILITIES, NET		142,046	0.58

	NET ASSETS		$24,543,628	100.00%

*	Non-income producing
**	Percentage represents less than 0.01%

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	75

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

REAL ESTATE SECURITIES FUND  ■  JUNE 30, 2009

Shares	Company	Value	% of net assets

COMMON STOCKS
FORESTRY
20,600	Rayonier, Inc	$748,810	2.03%

		748,810	2.03

HOLDING AND OTHER INVESTMENT OFFICES
13,300	Alexandria Real Estate Equities, Inc	476,007	1.29
40,100	AMB Property Corp	754,281	2.05
23,000	American Campus Communities, Inc	510,140	1.38
20,200	AvalonBay Communities, Inc	1,129,988	3.07
38,506	Boston Properties, Inc	1,836,736	4.98
15,200	BRE Properties, Inc (Class A)	361,152	0.98
11,730	Camden Property Trust	323,748	0.88
15,000	Corporate Office Properties Trust	439,950	1.19
44,000	DCT Industrial Trust, Inc	179,520	0.49
35,716	Developers Diversified Realty Corp	174,294	0.47
17,200	Digital Realty Trust, Inc	616,620	1.67
25,000	Douglas Emmett, Inc	224,750	0.61
13,300	EastGroup Properties, Inc	439,166	1.19
7,800	Equity Lifestyle Properties, Inc	290,004	0.79
46,400	Equity Residential	1,031,472	2.80
7,700	Essex Property Trust, Inc	479,171	1.30
21,700	Federal Realty Investment Trust	1,117,984	3.03
62,000	HCP, Inc	1,313,780	3.56
22,594	Health Care REIT, Inc	770,455	2.09
15,000	Healthcare Realty Trust, Inc	252,450	0.69
13,600	Highwoods Properties, Inc	304,232	0.83
7,400	Home Properties, Inc	252,340	0.68
23,000	Hospitality Properties Trust	273,470	0.74
143,000	Host Marriott Corp	1,199,770	3.26
6,000	iShares Cohen & Steers Realty Majors Index Fund	215,640	0.59
7,000	iShares Dow Jones US Real Estate Index Fund	226,380	0.61
95,000	Kimco Realty Corp	954,750	2.59
19,500	Liberty Property Trust	449,280	1.22
21,427	Macerich Co	377,329	1.02
9,000	Mack-Cali Realty Corp	205,200	0.56
5,600	Mid-America Apartment Communities, Inc	205,576	0.56
58,286	Mission West Properties, Inc	398,093	1.08
16,885	National Retail Properties, Inc	292,955	0.79
26,000	Nationwide Health Properties, Inc	669,240	1.82
15,500	Omega Healthcare Investors, Inc	240,560	0.65
40,000	Plum Creek Timber Co, Inc	1,191,200	3.23
23,800	Post Properties, Inc	319,872	0.87
8,400	Potlatch Corp	204,036	0.55
73,594	Prologis	593,168	1.61
29,700	Public Storage, Inc	1,944,756	5.28
24,000	Realty Income Corp	526,080	1.43
21,500	Regency Centers Corp	750,565	2.04
30,500	Senior Housing Properties Trust	497,760	1.35
73,892	Simon Property Group, Inc	3,800,266	10.32

76	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

REAL ESTATE SECURITIES FUND  ■  JUNE 30, 2009

Shares	Company		Value	% of net assets

HOLDING AND OTHER INVESTMENT OFFICES — continued
19,097	SL Green Realty Corp		$438,085	1.19%
7,000	Tanger Factory Outlet Centers, Inc		227,010	0.62
41,000	UDR, Inc		423,530	1.15
38,258	Ventas, Inc		1,142,384	3.10
47,459	Vornado Realty Trust		2,137,079	5.80
	Other		2,050,895	5.55

			35,233,169	95.60

NONDEPOSITORY INSTITUTIONS			—	— **

REAL ESTATE			68,923	0.19

	TOTAL COMMON STOCKS	(Cost $54,738,637)	36,050,902	97.82

	TOTAL PORTFOLIO	(Cost $54,738,637)	36,050,902	97.82
	OTHER ASSET & LIABILITIES, NET		802,677	2.18

	NET ASSETS		$36,853,579	100.00%

The following abbreviation is used in portfolio description:

REIT    Real Estate Investment Trust

**	Percentage represents less than 0.01%

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

BOND FUND  ■  JUNE 30, 2009

Principal		Issuer		Rating†	Value	% of net assets

BONDS
CORPORATE BONDS
AMUSEMENT AND RECREATION SERVICES					$211,236	0.21%

APPAREL AND ACCESSORY STORES					25,988	0.03

BUILDING MATERIALS AND GARDEN SUPPLIES					25,686	0.03

BUSINESS SERVICES					435,491	0.43

CHEMICALS AND ALLIED PRODUCTS					1,294,618	1.28

COMMUNICATIONS					3,145,260	3.13

DEPOSITORY INSTITUTIONS
$1,000,000		Bank of America Corp	2.380%, 06/22/12	Aaa	1,010,003	1.01
		Bank of America Corp	5.750%–7.630%, 05/15/14–06/01/19		218,879	0.22
1,000,000		Citigroup, Inc	2.130%, 04/30/12	Aaa	1,004,391	1.00
		Citigroup, Inc	5.100%–8.500%, 09/29/11–03/05/38		572,438	0.57
900,000	g	Depfa ACS Bank	5.130%, 03/16/37	Aa2	569,375	0.57
500,000		KeyBank NA	3.200%, 06/15/12	Aaa	516,884	0.51
500,000		Regions Bank	3.250%, 12/09/11	Aaa	518,783	0.52
500,000		Sovereign Bank	2.750%, 01/17/12	Aaa	506,678	0.50
		Other			3,168,974	3.13

					8,086,405	8.03

ELECTRIC, GAS, AND SANITARY SERVICES					2,198,181	2.18

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT					419,303	0.42

ENGINEERING AND MANAGEMENT SERVICES					102,063	0.10

FABRICATED METAL PRODUCTS					25,121	0.02

FOOD AND KINDRED PRODUCTS					601,021	0.60

FOOD STORES					156,050	0.16

GENERAL MERCHANDISE STORES					328,791	0.32

HOLDING AND OTHER INVESTMENT OFFICES					276,593	0.28

INDUSTRIAL MACHINERY AND EQUIPMENT					789,854	0.79

INSTRUMENTS AND RELATED PRODUCTS					205,899	0.20

INSURANCE CARRIERS					1,015,395	1.01

METAL MINING					153,994	0.15

MISCELLANEOUS MANUFACTURING INDUSTRIES					102,796	0.10

MISCELLANEOUS RETAIL					27,923	0.03

MOTION PICTURES					43,785	0.04

NONDEPOSITORY INSTITUTIONS
500,000		General Electric Capital Corp	2.250%, 03/12/12	Aaa	504,425	0.50
		General Electric Capital Corp	2.200%–5.900%, 02/15/12–06/04/14		702,706	0.70
700,000		GMAC, Inc	2.200%, 12/19/12	Aaa	697,179	0.69
		Other			2,000,245	2.00

					3,904,555	3.89

78	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

BOND FUND  ■  JUNE 30, 2009

Principal		Issuer		Rating†	Value	% of net assets

OIL AND GAS EXTRACTION					$1,214,689	1.20%

PAPER AND ALLIED PRODUCTS					35,678	0.04

PETROLEUM AND COAL PRODUCTS					770,189	0.77

PIPELINES, EXCEPT NATURAL GAS					146,883	0.15

PRIMARY METAL INDUSTRIES					226,157	0.23

PRINTING AND PUBLISHING					126,760	0.13

RAILROAD TRANSPORTATION					231,975	0.23

SECURITY AND COMMODITY BROKERS
$ 450,000		Goldman Sachs Group, Inc	7.500%, 02/15/19	A1	481,847	0.48
		Other			1,900,887	1.89

					2,382,734	2.37

STONE, CLAY, AND GLASS PRODUCTS					130,215	0.13

TOBACCO PRODUCTS					112,832	0.11

TRANSPORTATION EQUIPMENT					210,526	0.21

WHOLESALE TRADE-NONDURABLE GOODS					110,083	0.11

		TOTAL CORPORATE BONDS	(Cost $29,147,916)		29,274,723	29.11

GOVERNMENT BONDS
AGENCY SECURITIES
550,000		Federal Home Loan Mortgage Corp (FHLMC) 3.250%, 07/16/10		Aaa	565,440	0.56
1,500,000		FHLMC	5.130%, 10/18/16	Aaa	1,642,721	1.64
500,000		FHLMC	3.750%, 03/27/19	Aaa	491,322	0.49
		FHLMC	2.500%–2.500%, 04/23/14–04/23/14		295,251	0.29
600,000		Federal Farm Credit Bank (FFCB) 2.630%, 04/21/11		Aaa	615,595	0.61
1,100,000		Federal National Mortgage Association (FNMA) 1.380%, 04/28/11		Aaa	1,102,847	1.10
		FNMA	3.250%–3.250%, 08/12/10–08/12/10		102,938	0.10
500,000		Federal Home Loan Bank (FHLB) 5.000%, 11/17/17		Aaa	532,057	0.53

					5,348,171	5.32

FOREIGN GOVERNMENT BONDS
500,000		Province of Saskatchewan Canada 8.000%, 02/01/13		Aa1	576,534	0.57
1,000,000		Province of Ontario Canada	2.630%, 01/20/12	Aa1	1,016,835	1.02
		Province of Ontario Canada	3.130%–4.100%, 09/08/10–06/16/14		499,914	0.49
		Other			2,066,453	2.05

					4,159,736	4.13

MORTGAGE BACKED
477,514		Federal Home Loan Mortgage Corp Gold
		(FGLMC)	6.000%, 11/01/33		501,847	0.50
509,484		FGLMC	5.500%, 04/01/37		526,674	0.52
606,223		FGLMC	5.500%, 05/01/37		626,677	0.62
	h	FGLMC	4.000%–6.500%, 02/01/19–06/01/39		2,651,850	2.63

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	79

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

BOND FUND  ■  JUNE 30, 2009

Principal		Issuer		Rating†	Value	% of net assets

MORTGAGE BACKED — continued
$ 485,361	h,i	Federal Home Loan Mortgage Corp (FHLMC) 5.800%, 07/01/36			$507,835	0.50%
	i	FHLMC	3.730%–6.080%, 02/01/36–05/01/37		1,301,965	1.29
1,610,572		Federal National Mortgage Association (FNMA) 4.560%, 01/01/15			1,668,096	1.65
489,723		FNMA	4.500%, 04/01/24		500,415	0.50
795,135		FNMA	5.500%, 07/01/33		825,069	0.82
443,784		FNMA	5.500%, 07/01/33		460,491	0.46
619,627		FNMA	6.000%, 10/01/33		652,557	0.65
1,191,568		FNMA	5.500%, 11/01/33		1,236,427	1.22
569,537		FNMA	5.000%, 03/01/34		582,686	0.58
1,016,008		FNMA	5.000%, 03/01/34		1,039,463	1.03
2,199,250		FNMA	5.000%, 09/01/34		2,248,304	2.23
477,672		FNMA	5.500%, 02/01/37		494,087	0.49
1,638,496		FNMA	5.500%, 02/01/38		1,693,688	1.67
527,109		FNMA	5.500%, 02/01/38		544,865	0.54
981,442		FNMA	4.500%, 02/01/39		980,764	0.98
488,448		FNMA	5.000%, 03/01/39		498,045	0.50
1,993,550		FNMA	4.500%, 04/01/39		1,991,974	1.97
	i	FNMA	4.000%–7.500%, 06/01/13–05/01/39		11,189,304	11.12
		Government National Mortgage Association
		(GNMA)	5.000%–6.230%, 07/15/33–09/15/43		2,062,514	2.07

					34,785,597	34.58

U.S. TREASURY SECURITIES
500,000		United States Treasury Bond	5.250%, 02/15/29		562,345	0.56
1,195,000		United States Treasury Note	0.880%, 03/31/11		1,193,366	1.19
1,565,000		United States Treasury Note	1.380%, 05/15/12		1,556,205	1.55
635,000		United States Treasury Note	2.000%, 11/30/13		625,673	0.62
4,652,000		United States Treasury Note	1.880%, 04/30/14		4,514,254	4.49
1,838,000		United States Treasury Note	2.250%, 05/31/14		1,813,297	1.80
860,000		United States Treasury Note	2.630%, 02/29/16		834,536	0.83
1,100,000		United States Treasury Note	2.380%, 03/31/16		1,048,180	1.04
1,100,000		United States Treasury Note	3.250%, 05/31/16		1,104,813	1.10
776,000		United States Treasury Note	2.750%, 02/15/19		726,771	0.72
775,000		United States Treasury Note	3.130%, 05/15/19		749,572	0.75
	h	United States Treasury Note	0.880%–3.500%, 05/31/11–02/15/39		1,510,468	1.50
		Other			640,527	0.64

					16,880,007	16.79

		TOTAL GOVERNMENT BONDS	(Cost $60,349,121)		61,173,511	60.82

		TOTAL BONDS	(Cost $89,497,037)		90,448,234	89.93

80	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

BOND FUND  ■  JUNE 30, 2009

Principal	Issuer		Rating†	Value	% of net assets

STRUCTURED ASSETS
ASSET BACKED
$ 554,055	Centex Home Equity Series 2002-A (Class AF6)	5.540%, 01/25/32	Aaa	$468,607	0.47%
1,000,000	Flagstar Home Equity Loan Trust Series 2007-1A (Class AF3)	5.780%, 01/25/35	B3	462,462	0.46
550,000	Chase Issuance Trust Series 2008-A9 (Class A9)	4.260%, 05/15/13	Aaa	565,838	0.57
	Other			1,820,857	1.80

				3,317,764	3.30

OTHER MORTGAGE BACKED				4,019,477	3.99

	TOTAL STRUCTURED ASSETS	(Cost $9,510,293)		7,337,241	7.29

Shares
PREFERRED STOCKS
MORTGAGE BACKED				29,866	0.03

	TOTAL PREFERRED STOCKS	(Cost $569,550)		29,866	0.03

	TOTAL PORTFOLIO	(Cost $99,576,881)		97,815,346	97.25
	OTHER ASSET & LIABILITIES, NET			2,767,905	2.75

	NET ASSETS			$100,583,251	100.00%

†	As provide by Moody’s Investors Service (unaudited)
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2009, the value of this security amounted to $569,375, or 0.57% of net assets.
h	These securities are purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate represents the rate at period end.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	81

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MONEY MARKET FUND  ■  JUNE 30, 2009

Principal		Issuer		Value	% net assets

GOVERNMENT BONDS
U.S. TREASURY SECURITIES
$1,000,000		United States Treasury Note	2.880%, 06/30/10	$1,023,625	0.97%

		TOTAL GOVERNMENT BONDS	(Cost $1,023,625)	1,023,625	0.97

SHORT-TERM INVESTMENTS
BANKER’S ACCEPTANCES
3,050,000		Bank of America NA	07/13/09–10/20/09	3,045,644	2.89
		Other		956,435	0.91

				4,002,079	3.80

CERTIFICATES OF DEPOSIT
1,000,000		Banco Bilbao Vizcaya Argentaria S.A.	0.730%, 11/12/09	1,000,018	0.95
1,000,000		Banco Bilbao Vizcaya Argentaria S.A.	0.610%, 12/08/09	1,000,021	0.94
1,230,000		Banco Bilbao Vizcaya Argentaria S.A.	0.640%–1.250%, 11/30/09–12/30/09	1,230,631	1.17
1,000,000		CALYON	0.490%, 10/01/09	1,000,051	0.95
1,000,000		Lloyds TSB Bank plc	0.730%, 07/09/09	1,000,005	0.95
1,000,000		Toronto-Dominion Bank	1.900%, 07/20/09	1,000,000	0.95
1,000,000		Toronto-Dominion Bank	0.850%, 09/22/09	1,000,000	0.95
		Other		3,093,452	2.95

				10,324,178	9.81

COMMERCIAL PAPER
1,000,000		Abbott Laboratories	07/30/09	999,855	0.95
1,000,000		BNP Paribas Finance, Inc	07/29/09	999,783	0.95
1,260,000		Coca-Cola Co	07/20/09	1,259,721	1.19
1,000,000		Corporate Asset Funding Co, Inc	08/07/09	999,332	0.95
1,000,000		Eli Lilly & Co	08/10/09	999,389	0.95
1,280,000		Fairway Finance LLC	07/15/09	1,279,870	1.22
1,550,000		Fairway Finance LLC	07/06/09–07/09/09	1,549,842	1.47
2,000,000	p	GECC-TLGP	07/02/09	1,999,961	1.91
1,435,000	p	GECC-TLGP	07/13/09	1,434,665	1.36
1,000,000		ING US Funding LLC	10/23/09	998,575	0.96
1,450,000		ING US Funding LLC	07/27/09–11/30/09	1,448,400	1.37
1,255,000		Nestle Capital Corp	07/29/09	1,254,785	1.20
1,459,000		Old Line Funding LLC	07/24/09	1,458,767	1.38
980,000		Old Line Funding LLC	08/17/09	979,552	0.93
1,055,000		PACCAR Financial Corp	08/06/09	1,054,684	1.00
1,600,000		PACCAR Financial Corp	08/14/09–09/17/09	1,599,167	1.52
1,000,000		Private Export Funding Corp	08/20/09	999,208	0.96
1,670,000		Private Export Funding Corp	07/20/09–12/11/09	1,668,371	1.58
1,000,000		Rabobank USA Financial Corp	07/01/09	1,000,000	0.94
1,973,000		Rabobank USA Financial Corp	08/19/09–11/25/09	1,971,451	1.88
1,000,000		Ranger Funding Co LLC	07/17/09	999,889	0.95
1,150,000		Royal Bank of Scotland plc	07/31/09	1,149,713	1.10
1,735,000		Sheffield Receivables Corp	07/14/09	1,734,718	1.64
1,410,000		Shell International Finance BV	09/24/09	1,409,234	1.34
1,000,000		Svensk Exportkredit AB	07/07/09	999,759	0.95
1,000,000		Toyota Motor Credit Corp	07/21/09	999,845	0.95

82	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

MONEY MARKET FUND  ■  JUNE 30, 2009

Principal		Issuer		Value	% net assets

COMMERCIAL PAPER – continued
$1,000,000		Toyota Motor Credit Corp	07/30/09	$999,750	0.95%
1,000,000		Unilever Capital Corp	07/07/09	999,965	0.95
1,000,000		Unilever Capital Corp	08/18/09	999,640	0.95
1,000,000		Unilever Capital Corp	09/21/09	999,453	0.95
1,500,000		Variable Funding Capital Co LLC	07/28/09	1,499,662	1.43
1,200,000		Lloyds TSB Bank plc	07/01/09–09/24/09	1,199,124	1.14
1,416,000		Govco LLC	07/20/09–08/21/09	1,415,414	1.35
1,555,000		Park Avenue Receivables Corp	07/10/09–08/05/09	1,554,772	1.48
1,723,000		Kitty Hawk Funding Corp	07/08/09–07/10/09	1,722,891	1.64
		Other		10,500,219	9.97

				55,139,426	52.41

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
1,525,000		Federal Farm Credit Bank (FFCB)	07/28/09–11/17/09	1,522,540	1.45
1,400,000		Federal Home Loan Bank (FHLB)	08/25/09	1,399,550	1.34
960,000		FHLB	09/18/09	958,883	0.91
1,000,000		FHLB	09/23/09	999,463	0.95
6,606,000		FHLB	08/04/09–06/22/10	6,595,401	6.25
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	08/11/09	999,363	0.94
1,000,000		FHLMC	09/01/09	998,932	0.95
1,000,000		FHLMC	11/17/09	997,683	0.95
1,000,000		FHLMC	11/20/09	996,805	0.95
3,724,000		FHLMC	07/06/09–02/08/10	3,719,232	3.54
1,020,000		Federal National Mortgage Association (FNMA)	08/03/09	1,019,504	0.97
1,500,000		FNMA	09/01/09	1,498,579	1.43
1,050,000		FNMA	10/16/09	1,048,533	1.00
1,070,000		FNMA	12/21/09	1,067,121	1.02
1,000,000		FNMA	12/22/09	997,438	0.95
4,055,000		FNMA	07/23/09–04/01/10	4,044,744	3.83

				28,863,771	27.43

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES
1,500,000	i	Federal Home Loan Bank (FHLB)	0.650%, 09/10/09	1,500,001	1.42
1,000,000	i	FHLB	0.850%, 02/26/10	1,000,000	0.95
1,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.880%, 02/04/10	1,000,000	0.95
1,000,000	i	FHLMC	0.820%, 02/09/10	1,000,436	0.95
		Other		616,554	0.59

				5,116,991	4.86

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	83

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MONEY MARKET FUND  ■  JUNE 30, 2009

Principal	Issuer		Value	% net assets

U.S. TREASURY BILLS
$1,000,000	United States Treasury Bill	10/08/09	$999,271	0.95%

	TOTAL SHORT-TERM INVESTMENTS	(Cost $104,445,716)	104,445,716	99.26

	TOTAL PORTFOLIO	(Cost $105,469,341)	105,469,341	100.23
	OTHER ASSETS & LIABILITIES, NET		(244,325)	(0.23)

	NET ASSETS		$105,225,016	100.00%

The following abbreviations are used in portfolio description:

LLC    Limited Liability Company

plc     Public Limited Company

i	Floating rate or variable rate securities reflect the rate in effect as of June 30, 2009.
p	Security participates in the FDIC Temporary Liquidity Guarantee Program.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

84	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Life Funds ■ 2009 Semiannual Report	85

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFE FUNDS   ■   JUNE 30, 2009

Growth Equity Fund

ASSETS
Portfolio investments, at cost	$27,317,554
Net unrealized depreciation of portfolio investments	(454,352)
Portfolio investments, at value	26,863,202
Cash	293,891
Cash – foreign*	1
Receivable from securities transactions	408,320
Receivable from Fund shares sold	160,386
Dividends and interest receivable	10,856
Reclaims receivable	7,447
Prepaid Insurance	—
Total assets	27,744,103

LIABILITIES
Management fees payable	5,582
Trustee fees payable	694
Accrued expense payable	227
Due to custodian	—
Payable for securities transactions	447,561
Payable for Fund shares redeemed	479
Payable for variation margin on futures contracts	—
Total liabilities	454,543
NET ASSETS	$27,289,560

NET ASSETS CONSIST OF:
Paid-in-capital	$72,010,709
Undistributed net investment income	152,267
Accumulated net realized gain (loss) on total investments	(44,419,264)
Net unrealized depreciation on total investments	(454,152)
NET ASSETS	$27,289,560

Outstanding shares of beneficial interest, unlimited shares authorized ($0.0001 par value)	2,347,859
Net asset value per share	$11.62

*Cost:	$1

86	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$58,657,877	$81,847,900	$48,168,481	$38,068,891
(4,200,470)	(10,184,917)	(4,558,628)	(3,446,846)
54,457,407	71,662,983	43,609,853	34,622,045
181,461	—	1,490,635	—
8,002	2,514,964	313	—
637,572	349,989	1,186,144	2,628,921
—	90,298	—	1,922
56,354	66,196	60,810	36,801
—	79,175	89	—
—	—	—	—
55,340,796	74,763,605	46,347,844	37,289,689

10,381	17,526	8,551	2,885
694	694	694	694
227	227	227	227
—	1,809,746	—	84,402
656,964	233,795	1,944,930	2,455,962
20,980	338	10,907	212,987
—	—	—	—
689,246	2,062,326	1,965,309	2,757,157
$54,651,550	$72,701,279	$44,382,535	$34,532,532

$76,045,869	$137,577,368	$69,579,257	$54,194,342
569,331	3,853,713	957,434	181,063
(17,763,425)	(58,552,286)	(21,595,529)	(16,396,027)
(4,200,225)	(10,177,516)	(4,558,627)	(3,446,846)
$54,651,550	$72,701,279	$44,382,535	$34,532,532

2,801,282	5,995,341	2,307,613	1,870,585
$19.51	$12.13	$19.23	$18.46

$8,069	$2,507,288	$315	$—

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	87

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFE FUNDS   ■   JUNE 30, 2009

Stock Index Fund

ASSETS
Portfolio investments, at cost	$149,628,069
Net unrealized depreciation of portfolio investments	(29,150,541)
Portfolio investments, at value	120,477,528
Cash	2,816,273
Receivable from securities transactions	2,377,818
Receivable from Fund shares sold	—
Dividends and interest receivable	161,867
Reclaims receivable	114
Prepaid Insurance	—
Total assets	125,833,600

LIABILITIES
Management fees payable	6,117
Trustee fees payable	694
Accrued expense payable	227
Due to custodian	—
Payable for securities transactions	2,683,256
Payable for Fund shares redeemed	46,392
Payable for variation margin on futures contracts	14,110
Total liabilities	2,750,796
NET ASSETS	$123,082,804

NET ASSETS CONSIST OF:
Paid-in-capital	$160,666,194
Undistributed net investment income (loss)	1,816,600
Accumulated net realized gain (loss) on total investments	(10,193,402)
Net unrealized depreciation on total investments	(29,206,588)
NET ASSETS	$123,082,804

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,087,598
Net asset value per share	$20.22

88	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$31,111,137	$54,738,637	$99,576,881	$105,469,341
(6,709,555)	(18,687,735)	(1,761,535)	—
24,401,582	36,050,902	97,815,346	105,469,341
117,915	581,803	1,578,614	4,434
2,402,906	162,264	1,761,091	—
—	14,126	58,564	6,805
31,044	152,575	750,196	33,302
—	144	32	—
—	—	—	9,390
26,953,447	36,961,814	101,963,844	105,523,272

1,419	7,778	8,210	5,338
694	694	694	694
227	227	227	227
—	—	—	—
2,403,457	93,818	1,361,698	—
4,022	5,718	9,764	291,997
—	—	—	—
2,409,819	108,235	1,380,593	298,256
$24,543,628	$36,853,579	$100,583,251	$105,225,016

$33,573,398	$81,698,969	$104,012,763	$105,224,304
479,958	(147,790)	2,186,871	71
(2,800,173)	(26,009,834)	(3,854,848)	641
(6,709,555)	(18,687,766)	(1,761,535)	—
$24,543,628	$36,853,579	$100,583,251	$105,225,016

1,373,179	2,794,942	4,200,664	105,224,305
$17.87	$13.19	$23.94	$1.00

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	89

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFE FUNDS   ■   FOR THE PERIOD ENDED JUNE 30, 2009

Growth Equity Fund

INVESTMENT INCOME
Dividends	$176,275
Foreign taxes withheld	(2,420)
Interest	8
Total income	173,863

EXPENSES
Investment management fees	30,918
Trustee fees and expenses	644
Interest expense	266
Capital gains tax expense	—
Other expenses	682
Net expenses	32,510

Net investment income	141,353

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(2,991,575)
Futures transactions	—
Foreign currency transactions	(3,473)
Net realized gain (loss) on total investments	(2,995,048)

Change in unrealized appreciation (depreciation) on:
Portfolio investments	5,358,451
Futures transactions	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	116
Net change in unrealized appreciation (depreciation) on total investments	5,358,567
Net realized and unrealized gain (loss) on total investments	2,363,519
Net increase (decrease) in net assets resulting from operations	$2,504,872

90	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$569,204	$1,277,058	$541,753	$217,380
(1,535)	(113,149)	(1,475)	—
—	720	17	—
567,669	1,164,629	540,295	217,380

57,802	92,356	46,174	15,742
644	644	644	644
38	2,840	542	193
—	66,724	—	—
1,082	742	1,082	1,282
59,566	163,306	48,442	17,861

508,103	1,001,323	491,853	199,519

(5,083,233)	(12,284,866)	(2,002,257)	(6,142,503)
—	—	—	—
(443)	(84,455)	5,376	—
(5,083,676)	(12,369,321)	(1,996,881)	(6,142,503)

7,214,379	15,321,170	4,481,617	6,685,977
—	—	—	—
270	30,220	75	—
7,214,649	15,351,390	4,481,692	6,685,977
2,130,973	2,982,069	2,484,811	543,474
$2,639,076	$3,983,392	$2,976,664	$742,993

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	91

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFE FUNDS   ■   FOR THE PERIOD ENDED JUNE 30, 2009

Stock Index Fund

INVESTMENT INCOME
Dividends	$1,334,858
Foreign taxes withheld	(27)
Interest	360
Total income	1,335,191

EXPENSES
Investment management fees	33,058
Trustee fees and expenses	644
Interest expense	129
Capital gains tax expense	—
Other expenses	1,282
Net expenses	35,113

Net investment income	1,300,078

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(2,633,931)
Futures transactions	267,464
Foreign currency transactions	(5)
Net realized gain (loss) on total investments	(2,366,472)

Change in unrealized appreciation (depreciation) on:
Portfolio investments	6,007,065
Futures transactions	(56,042)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(4)
Net change in unrealized appreciation (depreciation) on total investments	5,951,019
Net realized and unrealized gain (loss) on total investments	3,584,547
Net increase (decrease) in net assets resulting from operations	$4,884,625

92	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$275,407	$736,993	$1,551	$—
(1)	(1,245)	—	—
—	17	2,232,374	504,366
275,406	735,765	2,233,925	504,366

7,779	43,134	47,772	34,045
644	644	644	644
80	140	108	9
—	—	—	—
682	682	682	22,886
9,185	44,600	49,206	57,584

266,221	691,165	2,184,719	446,782

(1,679,445)	(3,118,934)	52,296	560
—	—	—	—
(1)	—	—	—
(1,679,446)	(3,118,934)	52,296	560

2,656,089	(3,344,746)	155,315	—
—	—	—	—
—	18	—	—
2,656,089	(3,344,728)	155,315	—
976,643	(6,463,662)	207,611	560
$1,242,864	$(5,772,497)	$2,392,330	$447,342

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	93

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS   ■    FOR THE PERIOD OR YEAR ENDED

	Growth Equity Fund
	June 30, 2009	December 31, 2008
	(unaudited)

OPERATIONS
Net investment income	$141,353	$333,908
Net realized gain (loss) on total investments	(2,995,048)	(6,411,532)
Net change in unrealized appreciation (depreciation) on total investments	5,358,567	(10,867,961)
Net increase (decrease) from operations	2,504,872	(16,945,585)

DISTRIBUTION TO SHAREHOLDERS (Note 5)
From net investment income	—	(304,213)
From net realized gain on total investments	—	—
Total distributions	—	(304,213)

SHAREHOLDER TRANSACTIONS
Subscriptions	4,240,930	10,863,483
Reinvestments of distributions	—	304,213
Redemptions	(3,956,958)	(11,792,821)
Net increase (decrease) from shareholder transactions	283,972	(625,125)

Net increase (decrease) in net assets	2,788,844	(17,874,923)

NET ASSETS
Beginning of period	24,500,716	42,375,639
End of period	$27,289,560	$24,500,716

Undistributed net investment income included in net assets	$152,267	$10,914

CHANGE IN FUND SHARES
Shares outstanding, beginning of period	2,321,892	2,351,772
Shares sold	405,112	716,552
Shares reinvested	—	29,167
Shares redeemed	(379,145)	(775,599)
Net increase (decrease) from shareholder transactions	25,967	(29,880)
Shares outstanding, end of period	2,347,859	2,321,892

94	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		International Equity Fund
June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008
(unaudited)		(unaudited)

$508,103	$1,298,033	$1,001,323	$3,138,416
(5,083,676)	(2,342,325)	(12,369,321)	(46,314,506)
7,214,649	(27,465,069)	15,351,390	(31,054,510)
2,639,076	(28,509,361)	3,983,392	(74,230,600)

—	(1,232,315)	—	(44,925)
—	—	—	(3,175,432)
—	(1,232,315)	—	(3,220,357)

2,522,787	9,747,804	5,896,880	16,007,106
—	1,232,315	—	3,220,357
(3,745,408)	(11,837,675)	(5,418,792)	(33,581,374)
(1,222,621)	(857,556)	478,088	(14,353,911)

1,416,455	(30,599,232)	4,461,480	(91,804,868)

53,235,095	83,834,327	68,239,799	160,044,667
$54,651,550	$53,235,095	$72,701,279	$68,239,799

$569,331	$61,228	$3,853,713	$2,852,390

2,877,398	2,844,439	5,970,193	6,663,208
138,164	402,583	547,395	859,460
—	67,896	—	287,789
(214,280)	(477,520)	(522,247)	(1,840,264)
(76,116)	(7,041)	25,148	(693,015)
2,801,282	2,837,398	5,995,341	5,970,193

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	95

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS   ■   FOR THE PERIOD OR YEAR ENDED

	Large-Cap Value Fund
	June 30, 2009	December 31, 2008
	(unaudited)

OPERATIONS
Net investment income	$491,853	$1,454,094
Net realized gain (loss) on total investments	(1,996,881)	(19,006,046)
Net change in unrealized appreciation (depreciation) on total investments	4,481,692	(10,944,979)
Net increase (decrease) from operations	2,976,664	(28,496,931)

DISTRIBUTION TO SHAREHOLDERS (Note 5)
From net investment income	—	(924,132)
From net realized gain on total investments	—	(519,566)
Total distributions	—	(1,443,698)

SHAREHOLDER TRANSACTIONS
Subscriptions	4,597,362	8,638,893
Reinvestments of distributions	—	1,443,698
Redemptions	(3,493,812)	(11,190,107)
Net increase (decrease) from shareholder transactions	1,103,550	(1,107,516)

Net increase (decrease) in net assets	4,080,214	(31,048,145)

NET ASSETS
Beginning of period	40,302,321	71,350,466
End of period	$44,382,535	$40,302,321

Undistributed net investment income included in net assets	$957,434	$465,581

CHANGE IN FUND SHARES
Shares outstanding, beginning of period	2,254,922	2,279,364
Shares sold	260,100	331,687
Shares reinvested	—	82,403
Shares redeemed	(207,410)	(438,532)
Net increase (decrease) from shareholder transactions	52,690	(24,442)
Shares outstanding, end of period	2,307,613	2,254,922

96	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Stock Index Fund
June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008
(unaudited)		(unaudited)

$199,519	$650,144	$1,300,078	$3,341,112
(6,142,503)	(8,796,829)	(2,366,472)	(4,973,662)
6,685,977	(8,818,950)	5,951,019	(65,630,093)
742,993	(16,965,635)	4,884,625	(67,262,643)

—	(679,349)	—	(2,868,460)
—	—	—	(221,501)
—	(679,349)	—	(3,089,961)

2,004,216	7,958,161	13,301,569	15,384,081
—	679,349	—	3,089,961
(2,823,577)	(8,251,873)	(8,041,837)	(19,522,105)
(819,361)	385,637	5,259,732	(1,048,063)

(76,368)	(17,259,347)	10,144,357	(71,400,667)

34,608,900	51,868,247	112,938,447	184,339,114
$34,532,532	$34,608,900	$123,082,804	$112,938,447

$181,063	$(15,443)	$1,816,600	$516,522

1,923,369	1,909,111	5,823,325	5,814,633
118,465	328,495	732,122	588,717
—	38,998	—	162,629
(171,249)	(353,235)	(467,849)	(742,654)
(52,784)	14,258	264,273	8,692
1,870,585	1,923,369	6,087,598	5,823,325

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	97

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS   ■   FOR THE PERIOD OR YEAR ENDED

	Social Choice Equity Fund
	June 30, 2009	December 31, 2008
	(unaudited)

OPERATIONS
Net investment income	$266,221	$659,040
Net realized gain (loss) on total investments	(1,679,446)	(931,677)
Net change in unrealized appreciation (depreciation) on total investments	2,656,089	(13,322,154)
Net increase (decrease) from operations	1,242,864	(13,594,791)

DISTRIBUTION TO SHAREHOLDERS (Note 5)
From net investment income	—	(446,427)
From net realized gain on total investments	—	(124,901)
Total distributions	—	(571,328)

SHAREHOLDER TRANSACTIONS
Subscriptions	784,797	2,558,061
Reinvestments of distributions	—	571,328
Redemptions	(1,421,584)	(2,908,341)
Net increase (decrease) from shareholder transactions	(636,787)	221,048

Net increase (decrease) in net assets	606,077	(13,945,071)

NET ASSETS
Beginning of period	23,937,551	37,882,622
End of period	$24,543,628	$23,937,551

Undistributed net investment income included in net assets	$479,958	$213,737

CHANGE IN FUND SHARES
Shares outstanding, beginning of period	1,415,895	1,396,635
Shares sold	48,297	110,247
Shares reinvested	—	34,480
Shares redeemed	(91,013)	(125,467)
Net increase (decrease) from shareholder transactions	(42,716)	19,260
Shares outstanding, end of period	1,373,179	1,415,895

98	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

continued

Real Estate Securities Fund		Bond Fund
June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008
(unaudited)		(unaudited)

$691,165	$1,903,435	$2,184,719	$4,741,292
(3,118,934)	(21,122,885)	52,296	(2,732,912)
(3,344,728)	(8,451,792)	155,315	(1,723,747)
(5,772,497)	(27,671,242)	2,392,330	284,633

—	(2,911,239)	—	(4,741,808)
—	—	—	—
—	(2,911,239)	—	(4,741,808)

2,164,513	8,623,675	9,924,527	15,005,262
—	2,911,239	—	4,741,808
(3,184,300)	(12,057,843)	(3,686,430)	(9,998,479)
(1,019,787)	(522,929)	6,238,097	9,748,591

(6,792,284)	(31,105,410)	8,630,427	5,291,416

43,645,863	74,751,273	91,952,824	86,661,408
$36,853,579	$43,645,863	$100,583,251	$91,952,824

$(147,790)	$(740,211)	$2,186,871	$2,152

2,862,976	2,821,270	3,933,289	3,529,610
192,393	341,472	425,057	611,040
—	195,648	—	201,865
(260,427)	(495,414)	(157,682)	(409,226)
(68,034)	41,706	267,375	403,679
2,794,942	2,862,976	4,200,664	3,933,289

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	99

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Money Market Fund
	June 30, 2009	December 31, 2008
	(unaudited)

OPERATIONS
Net investment income	$446,782	$3,014,576
Net realized gain (loss) on total investments	560	567
Net change in unrealized appreciation (depreciation) on total investments	—	—
Net increase (decrease) from operations	447,342	3,015,143

DISTRIBUTION TO SHAREHOLDERS (Note 5)
From net investment income	(446,782)	(3,014,576)
From net realized gain on total investments	—	—
Total distributions	(446,782)	(3,014,576)

SHAREHOLDER TRANSACTIONS
Subscriptions	48,008,016	75,913,003
Reinvestments of distributions	446,785	3,014,605
Redemptions	(60,552,075)	(62,050,733)
Net increase (decrease) from shareholder transactions	(12,097,274)	16,876,875

Net increase (decrease) in net assets	(12,096,714)	16,877,442

NET ASSETS
Beginning of period	117,321,730	100,444,288
End of period	$105,225,016	$117,321,730

Undistributed net investment income included in net assets	$71	$71

CHANGE IN FUND SHARES
Shares outstanding, beginning of period	117,321,579	100,444,703
Shares sold	48,008,016	75,913,004
Shares reinvested	446,785	3,014,605
Shares redeemed	(60,552,075)	(62,050,733)
Net increase (decrease) from shareholder transactions	(12,097,274)	16,876,876
Shares outstanding, end of period	105,224,305	117,321,579

100	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Growth Equity Fund
	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.55		$18.02	$14.91	$14.23	$13.58	$12.88

Gain (loss) from investment operations:
Net investment income(a)	0.06		0.14	0.13	0.11	0.09	0.12
Net realized and unrealized gain (loss) on total investments	1.01		(7.48)	3.10	0.69	0.65	0.70
Total gain (loss) from investment operations	1.07		(7.34)	3.23	0.80	0.74	0.82

Less distributions from:
Net investment income	—		(0.13)	(0.12)	(0.12)	(0.09)	(0.12)
Net realized gains	—		—	—	—	—	—
Total distributions	—		(0.13)	(0.12)	(0.12)	(0.09)	(0.12)
Net asset value, end of period	$11.62		$10.55	$18.02	$14.91	$14.23	$13.58

TOTAL RETURN	10.14	%(b)	(40.71%)	21.68%	5.62%	5.43%	6.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$27,290		$24,501	$42,376	$28,180	$29,517	$28,282
Ratio of expenses to average net assets	0.26	%(c)	0.28%	0.26%	0.25%	0.26%	0.25%
Ratio of net investment income to average net assets	1.14	%(c)	0.98%	0.81%	0.79%	0.66%	0.95%
Portfolio turnover rate	145	%(b)	253%	154%	98%	106%	79%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	101

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Growth & Income Fund
	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$18.50		$29.06	$24.82	$21.56	$20.49	$18.93

Gain (loss) from investment operations:
Net investment income(a)	0.18		0.46	0.43	0.37	0.29	0.32
Net realized and unrealized gain (loss) on total investments	0.83		(10.58)	4.21	3.26	1.06	1.56
Total gain (loss) from investment operations	1.01		(10.12)	4.64	3.63	1.35	1.88

Less distributions from:
Net investment income	—		(0.44)	(0.40)	(0.37)	(0.28)	(0.32)
Net realized gains	—		—	—	—	—	—
Total distributions	—		(0.44)	(0.40)	(0.37)	(0.28)	(0.32)
Net asset value, end of period	$19.51		$18.50	$29.06	$24.82	$21.56	$20.49

TOTAL RETURN	5.46	%(b)	(34.80%)	18.68%	16.85%	6.57%	9.94%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$54,652		$53,235	$83,834	$59,798	$51,627	$47,748
Ratio of expenses to average net assets	0.24	%(c)	0.23%	0.24%	0.23%	0.23%	0.23%
Ratio of net investment income to average net assets	2.02	%(c)	1.87%	1.56%	1.63%	1.41%	1.66%
Portfolio turnover rate	83	%(b)	135%	88%	119%	205%	85%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

102	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	International Equity Fund
	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.43		$24.02	$25.01	$19.54	$17.25	$14.93

Gain (loss) from investment operations:
Net investment income(a)	0.17		0.51	0.42	0.35	0.31	0.29
Net realized and unrealized gain (loss) on total investments	0.53		(12.53)	4.26	5.50	2.28	2.35
Total gain (loss) from investment operations	0.70		(12.02)	4.68	5.85	2.59	2.64

Less distributions from:
Net investment income	—		(0.01)	(0.53)	(0.38)	(0.30)	(0.32)
Net realized gains	—		(0.56)	(5.14)	—	—	—
Total distributions	—		(0.57)	(5.67)	(0.38)	(0.30)	0.32
Net asset value, end of period	$12.13		$11.43	$24.02	$25.01	$19.54	$17.25

TOTAL RETURN	6.12	%(b)	(50.00%)	19.34%	29.95%	15.01%	17.72%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Net assets at end of period (in thousands)	$72,701		$68,240	$160,045	$111,142	$72,597	$52,151
Ratio of expenses to average net assets	0.30	%(c)	0.32%	0.33%	0.29%	0.31%	0.29%
Ratio of net investment income to average net assets	3.35	%(c)	2.79%	1.51%	1.59%	1.75%	1.87%
Portfolio turnover rate	63	%(b)	185%	190%	146%	153%	158%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	103

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Large-Cap Value Fund
	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$17.87		$31.30	$36.02	$32.04	$33.07	$31.62

Gain (loss) from investment operations:
Net investment income(a)	0.22		0.66	0.71	0.64	0.72	0.74
Net realized and unrealized gain (loss) on total investments	1.14		(13.42)	(0.34)	6.26	0.95	5.82
Total gain (loss) from investment operations	1.36		(12.76)	0.37	6.90	1.67	6.56

Less distributions from:
Net investment income	—		(0.43)	(0.76)	(0.61)	(0.70)	(0.67)
Net realized gains	—		(0.24)	(4.33)	(2.31)	(2.00)	(4.44)
Total distributions	—		(0.67)	(5.09)	(2.92)	(2.70)	(5.11)
Net asset value, end of period	$19.23		$17.87	$31.30	$36.02	$32.04	$33.07

TOTAL RETURN	7.61	%(b)	(40.74%)	0.91%	21.58%	4.94%	20.76%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$44,383		$40,302	$71,350	$66,917	$49,028	$42,428
Ratio of expenses to average net assets	0.25	%(c)	0.26%	0.27%	0.24%	0.25%	0.24%
Ratio of net investment income to average net assets	2.56	%(c)	2.60%	1.88%	1.83%	2.17%	2.23%
Portfolio turnover rate	91	%(b)	172%	133%	102%	112%	149%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

104	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Small-Cap Equity Fund
	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$17.99		$27.17	$32.12	$30.02	$33.43	$32.98

Gain (loss) from investment operations:
Net investment income(a)	0.10		0.34	0.37	0.37	0.33	0.39
Net realized and unrealized gain (loss) on total investments	0.37		(9.16)	(2.10)	4.95	1.30	6.17
Total gain (loss) from investment operations	0.47		(8.82)	(1.73)	5.32	1.63	6.56

Less distributions from:
Net investment income	—		(0.36)	(0.44)	(0.38)	(0.37)	(0.39)
Net realized gains	—		—	(2.69)	(2.84)	(4.67)	(5.72)
Return of capital	—		—	(0.09)	—	—	—
Total distributions	—		(0.36)	(3.22)	(3.22)	(5.04)	(6.11)
Net asset value, end of period	$18.46		$17.99	$27.17	$32.12	$30.02	$33.43

TOTAL RETURN	2.61	%(b)	(32.42%)	(5.62%)	17.84%	4.58%	19.83%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Net assets at end of period (in thousands)	$34,533		$34,609	$51,868	$57,190	$45,332	$42,194
Ratio of expenses to average net assets	0.11	%(c)	0.11%	0.11%	0.10%	0.12%	0.10%
Ratio of net investment income to average net assets	1.27	%(c)	1.45%	1.13%	1.12%	1.01%	1.13%
Portfolio turnover rate	56	%(b)	123%	135%	246%	400%	221%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	105

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Stock Index Fund
	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$19.39		$31.70	$30.94	$27.45	$26.31	$23.93

Gain (loss) from investment operations:
Net investment income(a)	0.22		0.58	0.59	0.51	0.46	0.46
Net realized and unrealized gain (loss) on total investments	0.61		(12.34)	1.02	3.77	1.14	2.38
Total gain (loss) from investment operations	0.83		(11.76)	1.61	4.28	1.60	2.84

Less distributions from:
Net investment income	—		(0.51)	(0.6)	(0.52)	(0.46)	(0.45)
Net realized gains	—		(0.04)	(0.25)	(0.27)	—	(0.01)
Total distributions	—		(0.55)	(0.85)	(0.79)	(0.46)	(0.46)
Net asset value, end of period	$20.22		$19.39	$31.70	$30.94	$27.45	$26.31

TOTAL RETURN	4.28	%(b)	(37.08%)	5.16%	15.62%	6.04%	11.89%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$123,083		$112,938	$184,339	$171,015	$152,936	$143,222
Ratio of expenses to average net assets	0.06	%(c)	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of net investment income to average net assets	2.36	%(c)	2.19%	1.82%	1.75%	1.73%	1.88%
Portfolio turnover rate	6	%(b)	7%	13%	14%	8%	12%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

106	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Social Choice Equity Fund
	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.91		$27.12	$26.94	$24.02	$22.75	$20.60

Gain (loss) from investment operations:
Net investment income(a)	0.19		0.48	0.51	0.43	0.38	0.39
Net realized and unrealized gain (loss) on total investments	0.77		(10.28)	0.64	3.08	1.24	2.16
Total gain (loss) from investment operations	0.96		(9.80)	1.15	3.51	1.62	2.55

Less distributions from:
Net investment income	—		(0.32)	(0.51)	(0.43)	(0.35)	(0.40)
Net realized gains	—		(0.09)	(0.46)	(0.16)	—	—
Total distributions	—		(0.41)	(0.97)	(0.59)	(0.35)	(0.40)
Net asset value, end of period	$17.87		$16.91	$27.12	$26.94	$24.02	$22.75

TOTAL RETURN	5.68	%(b)	(36.09%)	4.25%	14.64%	7.11%	12.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$24,544		$23,938	$37,883	$35,931	$32,557	$27,605
Ratio of expenses to average net assets	0.08	%(c)	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of net investment income to average net assets	2.40	%(c)	2.06%	1.81%	1.69%	1.63%	1.82%
Portfolio turnover rate	15	%(b)	17%	12%	19%	8%	5%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	107

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Real Estate Securities Fund
	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.24		$26.50	$38.04	$30.98	$33.89	$30.00

Gain (loss) from investment operations:
Net investment income (a)	0.25		0.70	0.60	0.82	0.96	1.45
Net realized and unrealized gain (loss) on total investments	(2.30)		(10.87)	(6.68)	9.63	1.51	8.40
Total gain (loss) from investment operations	(2.05)		(10.17)	(6.08)	10.45	2.47	9.85

Less distributions from:
Net investment income	—		(1.09)	(1.31)	(1.09)	(1.38)	(1.26)
Net realized gains	—		—	(4.15)	(2.30)	(4.00)	(4.70)
Total distributions	—		(1.09)	(5.46)	(3.39)	(5.38)	(5.96)
Net asset value, end of period	$13.19		$15.24	$26.50	$38.04	$30.98	$33.89

TOTAL RETURN	(13.45	%)(b)	(38.27%)	(16.12%)	34.05%	7.19%	32.98%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$36,854		$43,646	$74,751	$104,705	$70,659	$63,899
Ratio of expenses to average net assets	0.26	%(c)	0.26%	0.27%	0.25%	0.29%	0.25%
Ratio of net investment income to average net assets	4.01	%(c)	2.94%	1.62%	2.30%	2.80%	4.41%
Portfolio turnover rate	25	%(b)	97%	111%	117%	239%	315%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

108	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Bond Fund
	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$23.38		$24.55	$24.41	$24.44	$24.88	$24.74

Gain (loss) from investment operations:
Net investment income(a)	0.53		1.29	1.29	1.21	1.10	0.95
Net realized and unrealized gain (loss) on total investments	0.03		(1.19)	0.07	(0.06)	(0.48)	0.09
Total gain from investment operations	0.56		0.10	1.36	1.15	0.62	1.04

Less distributions from:
Net investment income	—		(1.27)	(1.22)	(1.18)	(1.06)	(0.90)
Net realized gains	—		—	—	—	—	—
Total distributions	—		(1.27)	(1.22)	(1.18)	(1.06)	(0.90)
Net asset value, end of period	$23.94		$23.38	$24.55	$24.41	$24.44	$24.88

TOTAL RETURN	2.40	%(b)	0.39%	5.60%	4.70%	2.51%	4.21%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$100,583		$91,953	$86,661	$71,761	$66,434	$58,375
Ratio of expenses to average net assets	0.10	%(c)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	4.57	%(c)	5.27%	5.18%	4.88%	4.35%	3.78%
Portfolio turnover rate	110	%(b)	92%	97%	76%	78%	103%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ■ 2009 Semiannual Report	109

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	concluded

	Money Market Fund
	6/30/09		12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income(a)	0.00	(d)	0.03	0.05	0.05	0.03	0.01
Total gain from investment operations	0.00	(d)	0.03	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	0.00	(d)	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)
Total distributions	0.00	(d)	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.39	%(b)	2.86%	5.34%	5.10%	3.25%	1.34%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$105,225		$117,322	$100,444	$53,894	$37,185	$26,371
Ratio of expenses to average net assets	0.10	%(c)	0.07%	0.06%	0.06%	0.06%	0.06%
Ratio of net investment income to average net assets	0.79	%(c)	2.80%	5.19%	4.99%	3.24%	1.35%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

110	2009 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF LIFE FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of ten series (each referred to as a “Fund”). Certain registered separate accounts (the “Account”) of TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), which is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), have various sub-accounts which correspond to and invest in the Funds. Additionally, at the commencement of operations of each of these Funds, TIAA, an affiliate, invested in each Fund.

As of June 30, 2009, TIAA-CREF Life and TIAA had investments in the Funds as follows:

Fund	Investments in Funds Held By TIAA-CREF Life		Investments in Funds Held By TIAA		Percentage of Net Assets
Growth Equity	$27,289,560	100.0%	$—	—%	100.0%
Growth & Income	45,257,279	82.8	9,394,272	17.2	100.0
International Equity	54,783,206	75.4	17,918,073	24.6	100.0
Large-Cap Value	27,532,335	62.0	16,850,200	38.0	100.0
Small-Cap Equity	18,811,470	54.5	15,721,061	45.5	100.0
Stock Index	123,082,804	100.0	—	—	100.0
Social Choice Equity	16,149,030	65.8	8,394,597	34.2	100.0
Real Estate Securities	19,270,430	52.3	17,583,149	47.7	100.0
Bond	40,506,228	40.3	60,077,022	59.7	100.0
Money Market	105,225,016	100.0	—	—	100.0

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events through August 25, 2009. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

TIAA-CREF Life Funds ■ 2009 Semiannual Report	111

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Dollar roll transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Cash: The Funds hold cash with the custodian. The Funds are charged a fee for overdrafts.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. There were no open forward foreign currency contracts for the period ended June 30, 2009.

Securities lending: The Funds may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statements of Operations. The value of loaned securities and the liability to return the cash collateral received are reflected on the Statements of Assets and Liabilities. Lending Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the investment collateral. To minimize these risks, these loans are secured by collateral equal to at least 102% of the market value of the securities loaned for U.S.

112	2009 Semiannual Report ■ TIAA-CREF Life Funds

continued

securities and 105% of the market value of the securities loaned for foreign securities. However, these percentages are subject to daily market fluctuations.

Due to such fluctuations, there may be times when the loans may become under collateralized or over collateralized. The lending agent will execute collateral calls the next business day in instances where market movement has made the collateral insufficient. The Funds are indemnified from borrower default by the lending agent, and as such are protected from loss caused by these market fluctuations. All cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. As of June 30, 2009, the Funds were not participating in the securities lending program.

Futures contracts: The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Funds may use futures contracts to manage exposure to the equity and credit markets or for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation are reflected in interest income in the Statement of Operations.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

TIAA-CREF Life Funds ■ 2009 Semiannual Report	113

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary and permanent book and tax differences. Temporary differences will reverse in subsequent periods and are generally due to differing book and tax treatments for the timing and recognition of gains and losses on securities, forwards, and futures, including Post October losses. Permanent differences will result in reclassifications among the respective components of net assets and are generally due to REITs adjustments, foreign currency transactions, distribution reclassification, and gains on certain equity securities designated and issued by “passive foreign investment companies”.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Valuation of investments: Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,

114	2009 Semiannual Report ■ TIAA-CREF Life Funds

continued

whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value follows.

Exchange-Traded Equity Securities, Common and Preferred Stock—Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt Securities—Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-Term Investments—Short-term investments (other than those in the Money Market Fund) with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in Registered Investment Companies—These investments are valued at their net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange. These investments are categorized in Level 1 of the fair value hierarchy.

TIAA-CREF Life Funds ■ 2009 Semiannual Report	115

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Futures Contracts—Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board of Trustees.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Growth Equity
Domestic Common Stocks	$26,863,202	$—	$—	$26,863,202
Total	$26,863,202	—	$—	$26,863,202
Growth & Income
Domestic Common Stocks	$53,402,880	$—	$—	$53,402,880
Foreign Common Stocks	—	1,054,527		1,054,527
Total	$53,402,880	$1,054,527	$—	$54,457,407
International Equity
Domestic Common Stocks	$3,061,192	$—	$—	$3,061,192
Foreign Common Stocks		68,601,791		68,601,791
Total	$3,061,192	$68,601,791	$—	$71,662,983
Large-Cap Value
Domestic Common Stocks	$41,319,514	$—	$—	$41,319,514
Foreign Common Stocks	—	2,290,339		2,290,339
Total	$41,319,514	$2,290,339	$—	$43,609,853
Small-Cap Equity
Domestic Common Stocks	$34,622,045	$—	$—	$34,622,045
Total	$34,622,045	$—	$—	$34,622,045
Stock Index
Domestic Common Stocks	$120,477,528	$—	$—	$120,477,528
Futures Contracts*	(56,042)	—	—	(56,042)
Total	$120,421,486	$—	$—	$120,421,486
Social Choice Equity
Domestic Common Stocks	$24,401,582	$—	$—	$24,401,582
Total	$24,401,582	$—	$—	$24,401,582
Real Estate Securities
Domestic Common Stocks	$36,050,902	$—	$—	$36,050,902
Total	$36,050,902	$—	$—	$36,050,902

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continued

	Level 1	Level 2	Level 3	Total
Bond
Corporate Bonds	$—	$29,274,723	$—	$29,274,723
Government Bonds	—	61,173,516	—	61,173,516
Structured Assets	—	7,337,241	—	7,337,241
Preferred Stocks	29,866	—	—	29,866
Total	$29,866	$97,785,480	$—	$97,815,346
Money Market
Short-term Investments	$—	$105,469,341	$—	$105,469,341
Total	$—	$105,469,341	$—	$105,469,341

*	Futures contracts are derivatives instruments not reflected in the portfolio of investments. They are valued at the unrealized appreciation/depreciation on the instrument.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—investment advisory fees and other transactions with affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Management Agreement between Advisors and the Funds. Under the terms of the Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net assets of each Fund. For the period ended June 30, 2009, Advisors received the following annualized percentage of each Fund’s average daily net assets:

Fund	Investment Management Fee
Growth Equity	0.25%
Growth & Income	0.23%
International Equity	0.29%
Large-Cap Value	0.24%
Small-Cap Equity	0.10%
Stock Index	0.06%
Social Choice Equity	0.07%
Real Estate Securities	0.25%
Bond	0.10%
Money Market	0.06%

Total investment management fees incurred for each Fund for the period ended June 30, 2009, are reflected in the Statements of Operations.

TIAA-CREF Life Funds ■ 2009 Semiannual Report	117

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 3—investments

At June 30, 2009, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Growth Equity	$27,629,591	$1,363,678	$(2,130,067)	$(766,389)
Growth & Income	60,178,683	1,439,302	(7,160,578)	(5,721,276)
International Equity	84,078,514	2,469,212	(14,884,743)	(12,415,531)
Large-Cap Value	50,676,439	2,143,415	(9,210,001)	(7,066,586)
Small-Cap Equity	38,414,109	2,445,412	(6,237,476)	(3,792,064)
Stock Index	153,254,979	13,845,956	(46,623,407)	(32,777,451)
Social Choice Equity	31,325,287	2,460,731	(9,384,436)	(6,923,705)
Real Estate Securities	58,427,204	726,521	(23,102,823)	(22,376,302)
Bond	99,612,462	2,242,311	(4,039,426)	(1,797,115)

At June 30, 2009, the following Fund held open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Loss
Stock Index	E-mini S&P 400 Index	3	$173,010	September 2009	$(5,630)
	E-mini S&P 500 Index	46	2,105,650	September 2009	(44,762)
	Russell 2000 Mini Index	5	253,600	September 2009	(5,650)
			$2,532,260		$(56,042)

For the period ended June 30, 2009, purchases and sale proceeds of investments, other than short-term investments, were as follows:

Fund	Non-Government Purchases	Government Purchases	Non-Government Sales	Government Sales
Growth Equity	$35,963,211	$—	$35,828,774	$—
Growth & Income	42,157,784	—	42,591,932	—
International Equity	42,991,674	—	39,895,348	—
Large-Cap Value	36,489,014	—	35,502,046	—
Small-Cap Equity	17,985,572	—	18,441,282	—
Stock Index	10,818,342	—	6,161,256	—
Social Choice Equity	3,391,213	—	3,563,692	—
Real Estate Securities	8,729,601	—	8,685,277	—
Bond	25,793,614	92,926,676	16,244,511	86,114,493

Note 4—trustee fees

Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees also participate in a long-term compensation plan. Amounts deferred may be invested notionally in

118	2009 Semiannual Report ■ TIAA-CREF Life Funds

continued

certain TIAA-CREF products selected by the trustees. Trustees’ fees, including any deferred and long-term compensation, incurred for the period ended June 30, 2009, are reflected in the Statements of Operations.

Note 5—distributions to shareholders

The tax character of distributions paid to shareholders during the year ended December 31, 2008 was as follows:

	2008
Fund	Ordinary Income	Long-Term Capital Gain	Total
Growth Equity	$304,213	$—	$304,213
Growth & Income	1,232,315	—	1,232,315
International Equity	1,034,921	2,185,436	3,220,357
Large-Cap Value	924,126	519,572	1,443,698
Small-Cap Equity	679,349	—	679,349
Stock Index	2,868,444	221,517	3,089,961
Social Choice Equity	447,703	123,625	571,328
Real Estate Securities	2,911,239	—	2,911,239
Bond	4,741,808	—	4,741,808
Money Market	3,014,576	—	3,014,576

As of December 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed (Overdistributed) Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Post- October Losses	Total
Growth Equity	$10,391	$—	$(6,446,849)	$(38,336,978)	$(2,452,585)	$(47,226,021)
Growth & Income	51,001	—	(12,111,208)	(9,217,322)	(2,755,866)	(24,033,395)
International Equity	2,924,038	—	(30,190,198)	(31,802,921)	(9,790,401)	(68,859,482)
Large-Cap Value	465,902	—	(12,407,289)	(11,633,785)	(4,598,806)	(28,173,978)
Small-Cap Equity	24,923	—	(10,763,637)	(6,711,680)	(2,810,729)	(20,261,123)
Stock Index	552,541	—	(38,909,306)	(3,841,370)	(275,334)	(42,473,469)
Social Choice Equity	223,471	—	(9,475,902)	(832,737)	(188,233)	(10,273,401)
Real Estate Securities	99,097	—	(22,151,371)	(12,165,021)	(4,940,803)	(39,158,098)
Bond	2,152	—	(1,923,424)	(2,951,782)	(948,788)	(5,821,842)
Money Market	152	—	—	—	—	152

TIAA-CREF Life Funds ■ 2009 Semiannual Report	119

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The difference between book basis and tax basis net investment income, net realized gains and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies and the use of capital loss carryovers.

As of December 31, 2008, the following Funds had capital loss carryovers, which will expire as follows:

	Growth Equity	Growth & Income	International Equity	Large-Cap Value	Small-Cap Equity
12/31/09	$8,688,532	$—	$—	$—	$—
12/31/10	12,297,132	4,115,743	—	—	—
12/31/11	10,153,999	5,101,579	—	—	—
12/31/12	3,010,278	—	—	—	—
12/31/13	761,688	—	—	—	—
12/31/14	—	—	—	—	—
12/31/15	—	—	—	—	—
12/31/16	3,425,349	—	31,802,921	11,633,785	6,711,680
Total	$38,336,978	$9,217,322	$31,802,921	$11,633,785	$6,711,680

	Stock Index	Social Choice Equity	Real Estate Securities	Bond
12/31/09	$—	$—	$—	$—
12/31/10	—	—	—	—
12/31/11	—	—	—	—
12/31/12	—	—	—	115,865
12/31/13	—	—	—	272,542
12/31/14	—	—	—	395,981
12/31/15	—	—	—	375,145
12/31/16	3,841,370	832,737	12,165,021	1,792,249
Total	$3,841,370	$832,737	$12,165,021	$2,951,782

There are no unrecognized tax benefits in the accompanying financial statements. The Funds are no longer subject to income tax examinations by tax authorities for the years before 2005.

Note 6—line of credit

Each of the Funds, except the Bond and Money Market Fund, participates in a $750 million unsecured revolving credit facility (Dated June 30, 2009) that can be used for temporary purposes, including, without limitation of, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating funds. Interest associated with any borrowing under the facility is charged to the borrowing Funds at rates that are based on a specified rate of interest. The Funds are not liable for borrowings under the facility by affiliated

120	2009 Semiannual Report ■ TIAA-CREF Life Funds

concluded

accounts or mutual funds. For the period ended June 30, 2009 there were no borrowings under this credit facility by the Funds.

Note 7—money market guarantee program

On October 7, 2008, the Board of Trustees of the TIAA-CREF Life Funds approved the participation of the TIAA-CREF Life Money Market Fund (the “Fund”) in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). To the extent Program funds are available, the Program will guarantee Fund shareholders that they will receive $1.00 per Fund share they owned as of the close of business on September 19, 2008 if the Fund “breaks the buck” (meaning its NAV falls below $0.995 and is not immediately restored), liquidates its holdings and such liquidation proceeds are less than $1.00 per share.

The program would only protect the lesser of (i) Fund shares held by a shareholder of record on September 19, 2008, or (ii) the number of Fund shares held by the shareholder of record when the Fund breaks the buck. Shares acquired by investors after September 19, 2008, are not eligible for protection under the program.

The funds will continue to participate in the Program until its expiration on September 18, 2009.

TIAA-CREF Life Funds ■ 2009 Semiannual Report	121

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of TIAA-CREF Life Funds (the “Trust”) is responsible for determining annually whether to renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series (the “Funds”). Under the Agreement, TAI is responsible for providing to (or obtaining for) each Fund all of the services necessary for its ordinary operation, including investment advisory, transfer agency, dividend disbursing, custody, accounting and administrative services.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) provides that, after an initial period, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on April 1, 2009, at which it considered the annual renewal of the Agreement using its previously-established process. As part of this process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee works with management and legal counsel to the Trustees to develop additional guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to April 1, 2009, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees and legal counsel to the Trustees and legal counsel to management, and then evaluated the information produced in accordance with those guidelines.

Among other matters, the Operations Committee followed guidelines regarding reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their annual advisory contract renewal processes.

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds that underlie variable insurance products with similar investment

122	2009 Semiannual Report ■ TIAA-CREF Life Funds

objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15 of the 1940 Act.

Among other matters, the Operations Committee also utilized a framework of factors that could be considered by the Trustees in order to evaluate the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by TAI.

In advance of the Board meeting held on April 1, 2009, independent legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of each Fund’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year; (2) a description of any fee waiver or expense reimbursement arrangements that were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, disaster recovery plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented to the Trustees’ counsel only); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement, the Board, with assistance from its Operations Committee, reviewed various factors with respect to each Fund,

TIAA-CREF Life Funds ■ 2009 Semiannual Report	123

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT

including: (1) the nature, extent and quality of services provided by TAI to each Fund; (2) the investment performance of each Fund; (3) the costs of the services provided to each Fund and the profits (if any) realized by TAI and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale have been realized as each Fund grows; (5) whether the fee schedules set forth in the Agreement reflect any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Funds. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from K&L Gates LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement for all Funds at the same meeting on April 1, 2009, the Board received and considered Fund-specific information on a Fund-by-Fund basis and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew each Agreement, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew each Fund’s Agreement.

At its meeting on April 1, 2009, the Board voted unanimously to renew the particular Agreement for each Fund. Set forth below are the general factors the Board considered for all of the Funds, followed by an outline of the specific factors the Board considered for each particular Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”). Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Boards on a regular basis and carrying out, or overseeing the provision of, various

124	2009 Semiannual Report ■ TIAA-CREF Life Funds

continued

administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was reasonable when compared with Fund benchmarks and peer groups of mutual funds that underlie variable insurance products, and that, in the case of underperforming Funds, TAI represented that it had taken or was planning to implement affirmative steps to enhance the investment performance.

In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including improvements in services provided by those firms or outsourcing efforts to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund, as applicable, over one-, two-, three-, four- and five-year periods, as applicable. The Board also considered each Fund’s performance as compared to its peer groups and benchmark indices. In this regard, the Board considered that the financial markets had seen unprecedented decreases during the year that had adversely impacted the Funds’ performance. However, despite these circumstances, the Funds’ performance compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, ranked in the top three performance quintiles versus their peer groups of mutual funds that underlie variable insurance products. (For additional details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that in those cases in which Funds had underperformed their benchmarks or peer groups of mutual funds that underlie variable insurance products, TAI had taken reasonable remedial actions or represented that it was in the process of taking such actions. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable. The Board also considered its ongoing review of best execution and portfolio turnover practices of TAI with respect to certain Funds to assess whether those practices continue to be in the best interests of those Funds.

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI for the calendar year 2008. The Board considered each Fund’s unitary fee structure under which TAI is obligated to provide (or arrange and pay for) all of the services necessary for each Fund’s ordinary operations, including investment advisory, transfer agency, dividend disbursing, custody, accounting and administrative services. The Board considered TAI’s profit calculations with respect to its

TIAA-CREF Life Funds ■ 2009 Semiannual Report	125

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT

services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board considered that TAI has consistently incurred losses based on its services to each of the Funds under the Agreement. Among other considerations, the Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. In this connection, the Board noted its ongoing review of the level of personnel and other resources available to portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds that underlie variable insurance products, as analyzed by Lipper. The Board determined that the management fee rates charged to the Funds under the Agreement typically were lower or significantly lower than the management fee rates charged by many or most comparable mutual funds that underlie variable insurance products. Based on all factors considered, the Board determined that the fee rates under each Agreement were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

ECONOMIES OF SCALE

The Board considered whether TAI has or would experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses with respect to its services provided to many of the Funds in 2008, and that the Funds had generally lost assets during the year due to the drop in the financial markets. The Board determined that current fee rates at current asset levels were low compared to peer groups of mutual funds that underlie variable insurance products. Thus, the Board determined that the Funds’ fee schedules were reasonable in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provide similar investment management services to other affiliated investment companies. In addition, TAI manages large institutional client assets through unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds. The Board also considered TAI’s representation that, while management fee rates may differ for comparable funds, this is due in part to the unitary nature of each Fund’s fees and to the fact that some of the comparable funds are offered through products that charge additional fees to its investors. In this connection, the Board considered TAI’s representation that because the comparable funds target different types of

126	2009 Semiannual Report ■ TIAA-CREF Life Funds

continued

investors and use different distribution channels, these factors justify different pricing schedules.

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain Funds managed by TAI or its affiliates are managed in the same manner and by the same personnel as certain of the CREF Accounts, resulting in certain benefits associated with economies of scale. Additionally, the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

FUND-BY FUND FACTORS

The Funds’ Trustees considered the following specific factors (among others) during their determination to renew the Agreement for each Fund described in this Report. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All periods referenced below end as of December 31, 2008. Under the Morningstar rating system, 5 stars is the highest rating category and 1 star is the lowest rating category.

INTERNATIONAL EQUITY FUND

•	The Fund’s contractual management fee is 0.29% of average daily net assets. The Fund utilizes a unitary pricing structure.
•

The Fund’s management fees and total expenses were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one- and two-year periods, the Fund was in the 5th quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Performance Universe”) and in the 4th quintile of its Performance Universe during the three-, four- and five-year periods.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

GROWTH EQUITY FUND

•	The Fund’s contractual management fee is 0.25% of average daily net assets. The Fund utilizes a unitary pricing structure.

TIAA-CREF Life Funds ■ 2009 Semiannual Report	127

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT

•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

For the one-year period, the Fund was in the 3rd quintile of its Performance Universe; for the two- and three-year periods, it was in the 1st quintile of its Performance Universe; and for the four- and five-year periods, it was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

GROWTH & INCOME FUND

•	The Fund’s contractual management fee is 0.23% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 1st quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 5 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

LARGE-CAP VALUE FUND

•	The Fund’s contractual management fee is 0.24% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three- and five-year periods, the Fund was in the 3rd quintile of the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”).
•	For the one-, two- and four-year periods, the Fund was in the 4th quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

STOCK INDEX FUND

•	The Fund’s contractual management fee is 0.06% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three- and four-year periods, the Fund was in the 2nd quintile of its Performance Universe, and in the 3rd quintile of its Performance Universe for the five-year period.

128	2009 Semiannual Report ■ TIAA-CREF Life Funds

continued

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

SOCIAL CHOICE EQUITY FUND

•	The Fund’s contractual management fee is 0.07% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two- and three-year periods, the Fund was in the 1st, 2nd and 3rd respective quintiles of its Performance Group.
•	For the one-, two-, three, four- and five-year periods, the Fund was in the 2nd quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

SMALL-CAP EQUITY FUND

•	The Fund’s contractual management fee is 0.10% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three- and four-year periods, the Fund was in the 1st, 3rd, 3rd, and 2nd respective quintiles of its Performance Group.
•	For the one-, two- three-, four- and five-year periods, the Fund was in the 2nd, 3rd, 3rd, 3rd and 3rd respective quintiles of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

REAL ESTATE SECURITIES FUND

•	The Fund’s contractual management fee is 0.25% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two- and three-year periods, the Fund was in the 3rd quintile of its Performance Group.
•

For the one- and two-year periods, the Fund was in the 2nd quintile of its Performance Universe, while the Fund ranked in the 3rd, 4th and 4th respective quintiles of its Performance Universe for the three-, four- and five-year periods.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

TIAA-CREF Life Funds ■ 2009 Semiannual Report	129

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT	concluded

BOND FUND

•	The Fund’s contractual management fee is 0.10% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 2nd quintile of its Performance Group.
•	For the one- and five-year periods, the Fund was in the 2nd quintile of its Performance Universe; and for the two-, three- and four-year periods it was in the 3rd quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

MONEY MARKET FUND

•	The Fund’s contractual management fee is 0.06% of average daily net assets. The Fund utilizes a unitary pricing structure.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 1st quintile of its Performance Universe.
•	Money market funds are not rated by Morningstar.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement.

130	2009 Semiannual Report ■ TIAA-CREF Life Funds

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HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

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AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

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TELEPHONE COUNSELING CENTER

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800 842-2776

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday-Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

877 825-0411

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FOR THE HEARING- OR SPEECH-IMPAIRED

800 842-2755

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TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

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TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC, member, FINRA/SIPC. TIAA-CREF Individual & Institutional Services, LLC and Teachers Personal Investors Services, Inc., member, FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Co., New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2009 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

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C45189	A10937 (8/09)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.44%
AMUSEMENT AND RECREATION SERVICES - 0.99%
11,544		Walt Disney Co	$269,322

		TOTAL AMUSEMENT AND RECREATION SERVICES	269,322

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.66%
23,387		Lowe’s Cos, Inc	453,942

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	453,942

BUSINESS SERVICES - 19.24%
10,242	*	Adobe Systems, Inc	289,849
1,958	*	Google, Inc (Class A)	825,473
16,283	*	Intuit, Inc	458,529
3,554	*	Juniper Networks, Inc	83,874
183	*	LogMeIn, Inc	2,928
158	*	Medidata Solutions, Inc	2,588
59,035		Microsoft Corp	1,403,262
15,129		Omnicom Group, Inc	477,774
10,056	*	Salesforce.com, Inc	383,838
25,464	*	Symantec Corp	396,220
7,956		Visa, Inc (Class A)	495,341
6,059	*	VMware, Inc (Class A)	165,229
16,934	*	Yahoo!, Inc	265,186

		TOTAL BUSINESS SERVICES	5,250,091

CHEMICALS AND ALLIED PRODUCTS - 16.00%
6,257	*	Amgen, Inc	331,246
4,512	*	Celgene Corp	215,854
9,690		Colgate-Palmolive Co	685,471
18,988	*	Gilead Sciences, Inc	889,397
4,741		Johnson & Johnson	269,289
3,839	*	King Pharmaceuticals, Inc	36,970
3,225		Monsanto Co	239,747
6,957		Novartis AG. (ADR)	283,776
3,634		Praxair, Inc	258,268
6,789		Shire plc (ADR)	281,608
5,010	*	Solutia, Inc	28,858
17,126		Teva Pharmaceutical Industries Ltd (ADR)	844,996

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,365,480

COMMUNICATIONS - 1.09%
5,918	*	DIRECTV Group, Inc	146,234
31,242	*	Sprint Nextel Corp	150,274

		TOTAL COMMUNICATIONS	296,508

DEPOSITORY INSTITUTIONS - 3.47%
21,005		Bank of America Corp	277,266
2,391		JPMorgan Chase & Co	81,557
35,935		Western Union Co	589,334

		TOTAL DEPOSITORY INSTITUTIONS	948,157

EATING AND DRINKING PLACES - 3.18%
6,253		Darden Restaurants, Inc	206,224

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

6,981		McDonald’s Corp	$401,338
7,794		Yum! Brands, Inc	259,852

		TOTAL EATING AND DRINKING PLACES	867,414

EDUCATIONAL SERVICES - 2.20%
8,453	*	Apollo Group, Inc (Class A)	601,177

		TOTAL EDUCATIONAL SERVICES	601,177

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 14.72%
11,034		Analog Devices, Inc	273,423
6,362	*	Apple Computer, Inc	906,139
27,731	*	Cisco Systems, Inc	516,906
2,035	*	First Solar, Inc	329,914
41,012		Intel Corp	678,749
9,422	*	Marvell Technology Group Ltd	109,672
14,651		Qualcomm, Inc	662,225
7,618	*	Research In Motion Ltd	541,259

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,018,287

ENGINEERING AND MANAGEMENT SERVICES - 0.84%
2,179	*	Jacobs Engineering Group, Inc	91,714
7,480		KBR, Inc	137,931

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	229,645

FOOD AND KINDRED PRODUCTS - 3.96%
6,118		Kellogg Co	284,915
14,503		PepsiCo, Inc	797,085

		TOTAL FOOD AND KINDRED PRODUCTS	1,082,000

FURNITURE AND HOME FURNISHINGS STORES - 1.45%
12,883	*	Bed Bath & Beyond, Inc	396,152

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	396,152

GENERAL MERCHANDISE STORES - 1.06%
9,195		TJX Companies, Inc	289,275

		TOTAL GENERAL MERCHANDISE STORES	289,275

HEALTH SERVICES - 1.10%
4,348	*	Express Scripts, Inc	298,925

		TOTAL HEALTH SERVICES	298,925

HOLDING AND OTHER INVESTMENT OFFICES - 0.18%
846	*	Affiliated Managers Group, Inc	49,229

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	49,229

HOTELS AND OTHER LODGING PLACES - 0.23%
3,532	*	Las Vegas Sands Corp	27,762
4,116	*	Orient-Express Hotels Ltd (Class A)	34,944

		TOTAL HOTELS AND OTHER LODGING PLACES	62,706

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.09%
1,438	*	AGCO Corp	41,803
16,078		International Game Technology	255,640

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

352	*,m	Seagate Technology, Inc	$0

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	297,443

INSTRUMENTS AND RELATED PRODUCTS - 5.43%
2,559		Alcon, Inc	297,151
3,977		Allergan, Inc	189,226
13,442	*	Boston Scientific Corp	136,302
7,267	*	Illumina, Inc	282,977
6,002		Rockwell Collins, Inc	250,463
5,654		Roper Industries, Inc	256,183
10,150	*	Teradyne, Inc	69,629

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,481,931

INSURANCE CARRIERS - 1.35%
7,933		Aflac, Inc	246,637
6,461		Principal Financial Group	121,725

		TOTAL INSURANCE CARRIERS	368,362

LEATHER AND LEATHER PRODUCTS - 2.13%
21,598		Coach, Inc	580,554

		TOTAL LEATHER AND LEATHER PRODUCTS	580,554

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
3,718	*	Jarden Corp	69,713

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	69,713

MISCELLANEOUS RETAIL - 4.09%
6,791	*	Amazon.com, Inc	568,135
17,185		CVS Corp	547,686

		TOTAL MISCELLANEOUS RETAIL	1,115,821

NONDEPOSITORY INSTITUTIONS - 0.53%
6,222		American Express Co	144,599

		TOTAL NONDEPOSITORY INSTITUTIONS	144,599

OIL AND GAS EXTRACTION - 5.29%
5,091		Apache Corp	367,316
5,391		Occidental Petroleum Corp	354,782
3,006		Range Resources Corp	124,478
11,030		Schlumberger Ltd	596,833

		TOTAL OIL AND GAS EXTRACTION	1,443,409

PAPER AND ALLIED PRODUCTS - 0.71%
3,710		Kimberly-Clark Corp	194,515

		TOTAL PAPER AND ALLIED PRODUCTS	194,515

PRINTING AND PUBLISHING - 0.69%
2,323		Dun & Bradstreet Corp	188,651

		TOTAL PRINTING AND PUBLISHING	188,651

SECURITY AND COMMODITY BROKERS - 2.95%
5,469		Goldman Sachs Group, Inc	806,349

		TOTAL SECURITY AND COMMODITY BROKERS	806,349

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION EQUIPMENT - 1.84%
5,086		Boeing Co	$216,155
1,833	*	Spirit Aerosystems Holdings, Inc (Class A)	25,185
5,000		United Technologies Corp	259,800

		TOTAL TRANSPORTATION EQUIPMENT	501,140

TRANSPORTATION SERVICES - 0.71%
5,771		Expeditors International Washington, Inc	192,405

		TOTAL TRANSPORTATION SERVICES	192,405

		TOTAL COMMON STOCKS
		(Cost $27,317,554)	26,863,202

		TOTAL PORTFOLIO - 98.44%
		(Cost $27,317,554)	26,863,202
		OTHER ASSETS AND LIABILITIES, NET - 1.56%	426,358

		NET ASSETS - 100.00%	$27,289,560

*	Non-income producing

m	Indicates a security that has been deemed illiquid.

The following abbreviations are used in portfolio descriptions:

ADR American Depository Receipt

plc Public Limited Company

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.64%
AMUSEMENT AND RECREATION SERVICES - 0.51%
11,901	*	Electronic Arts, Inc	$258,490
2,060	*	Pinnacle Entertainment, Inc	19,137

		TOTAL AMUSEMENT AND RECREATION SERVICES	277,627

APPAREL AND ACCESSORY STORES - 0.28%
10,626		American Eagle Outfitters, Inc	150,570

		TOTAL APPAREL AND ACCESSORY STORES	150,570

APPAREL AND OTHER TEXTILE PRODUCTS - 1.55%
8,242		Guess ?, Inc	212,479
6,651		Nike, Inc (Class B)	344,388
13,787	*	Quiksilver, Inc	25,506
4,788		VF Corp	265,016

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	847,389

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.74%
17,194		Home Depot, Inc	406,294

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	406,294

BUSINESS SERVICES - 7.97%
9,905	*	Akamai Technologies, Inc	189,978
6,138	*	Autonomy Corp plc	145,112
3,314		Ctrip.com International Ltd (ADR)	153,438
9,597		Fidelity National Information Services, Inc	191,556
1,021	*	Google, Inc (Class A)	430,443
7,219	*	Informatica Corp	124,095
37,641	*	Interpublic Group of Cos, Inc	190,087
371	*	LogMeIn, Inc	5,936
54,337		Microsoft Corp	1,291,590
5,643	*	Netease.com (ADR)	198,521
205	*	OpenTable, Inc	6,185
17,622		Oracle Corp	377,463
25,027	*	Symantec Corp	389,420
4,795		Visa, Inc (Class A)	298,537
23,293	*	Yahoo!, Inc	364,768

		TOTAL BUSINESS SERVICES	4,357,129

CHEMICALS AND ALLIED PRODUCTS - 14.73%
8,084		Abbott Laboratories	380,271
12,240	*	Amgen, Inc	647,986
1,088		CF Industries Holdings, Inc	80,664
6,484		Colgate-Palmolive Co	458,678
16,356		Dow Chemical Co	263,986
8,466		Du Pont (E.I.) de Nemours & Co	216,899
12,483	*	Elan Corp plc (ADR)	79,517
14,458	*	Gilead Sciences, Inc	677,213
22,083		Johnson & Johnson	1,254,313

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

32,906	*	King Pharmaceuticals, Inc	$316,885
5,550		Monsanto Co	412,587
12,649	*	Mylan Laboratories, Inc	165,069
8,596		Novartis AG. (ADR)	350,631
60,678		Pfizer, Inc	910,170
2,014		Praxair, Inc	143,135
16,115		Procter & Gamble Co	823,477
22,939		Schering-Plough Corp	576,228
18,689	*	Solutia, Inc	107,649
4,069		Wyeth	184,692

		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,050,050

COAL MINING - 0.15%
2,334		Consol Energy, Inc	79,263

		TOTAL COAL MINING	79,263

COMMUNICATIONS - 4.48%
34,831		AT&T, Inc	865,202
17,383		Comcast Corp (Class A)	251,880
11,654	*	DIRECTV Group, Inc	287,970
8,100		Scripps Networks Interactive (Class A)	225,423
50,530	*	Sprint Nextel Corp	243,049
16,317		Verizon Communications, Inc	501,421
3,281	*	Viacom, Inc (Class B)	74,479

		TOTAL COMMUNICATIONS	2,449,424

DEPOSITORY INSTITUTIONS - 7.84%
76,535		Bank of America Corp	1,010,262
33,028		JPMorgan Chase & Co	1,126,585
6,950		Northern Trust Corp	373,076
12,154		People’s United Financial, Inc	182,796
6,754		State Street Corp	318,789
11,169		SunTrust Banks, Inc	183,730
16,183		TCF Financial Corp	216,367
11,704		US Bancorp	209,736
27,285		Wells Fargo & Co	661,934

		TOTAL DEPOSITORY INSTITUTIONS	4,283,275

EATING AND DRINKING PLACES - 1.45%
11,501		Brinker International, Inc	195,862
4,857	*	Jack in the Box, Inc	109,040
6,820		McDonald’s Corp	392,081
6,867	*	Starbucks Corp	95,383

		TOTAL EATING AND DRINKING PLACES	792,366

ELECTRIC, GAS, AND SANITARY SERVICES - 3.88%
13,399	*	AES Corp	155,562
12,137		Allegheny Energy, Inc	311,314
2,788		Entergy Corp	216,126
3,264		Exelon Corp	167,149
23,250		NV Energy, Inc	250,868
10,303		PG&E Corp	396,047
7,145		Questar Corp	221,924
16,408		Republic Services, Inc	400,519

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,119,509

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.81%
6,248	*	Apple Computer, Inc	$889,903
46,696	*	Cisco Systems, Inc	870,413
66,858		General Electric Co	783,576
55,144		Intel Corp	912,634
4,517	*	MEMC Electronic Materials, Inc	80,448
21,173		Motorola, Inc	140,377
5,652	*	NetApp, Inc	111,457
91	*	Nortel Networks Corp	4
13,183	*	Nvidia Corp	148,836
16,347		Qualcomm, Inc	738,884
7,870	*	Suntech Power Holdings Co Ltd (ADR)	140,558

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,817,090

ENGINEERING AND MANAGEMENT SERVICES - 0.64%
19,069		KBR, Inc	351,632

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	351,632

FOOD AND KINDRED PRODUCTS - 4.54%
13,597		Coca-Cola Co	652,520
4,038	*	Dr Pepper Snapple Group, Inc	85,565
5,755		General Mills, Inc	322,395
5,278	*	Hansen Natural Corp	162,668
12,659		PepsiCo, Inc	695,739
3,514	*	Ralcorp Holdings, Inc	214,073
14,871		Unilever plc	348,392

		TOTAL FOOD AND KINDRED PRODUCTS	2,481,352

GENERAL BUILDING CONTRACTORS - 0.31%
334	*	NVR, Inc	167,798

		TOTAL GENERAL BUILDING CONTRACTORS	167,798

GENERAL MERCHANDISE STORES - 2.38%
9,152		Target Corp	361,229
19,343		Wal-Mart Stores, Inc	936,975

		TOTAL GENERAL MERCHANDISE STORES	1,298,204

HEALTH SERVICES - 1.73%
1,565	*	Edwards Lifesciences Corp	106,467
7,117		McKesson Corp	313,148
11,478	*	Medco Health Solutions, Inc	523,512

		TOTAL HEALTH SERVICES	943,127

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.75%
4,072	*	AGCO Corp	118,373
2,473		Alstom RGPT	145,899
39,186	*	EMC Corp	513,337
14,680		Hewlett-Packard Co	567,382
9,276	*	Ingersoll-Rand PLC	193,868
7,888		International Business Machines Corp	823,666
17,120		International Game Technology	272,208
5,244		Johnson Controls, Inc	113,900
5,701		Northrop Grumman Corp	260,422
8,757		Palm, Inc	145,103
8,394		Raytheon Co	372,945
12,993	*	SanDisk Corp	190,867

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

582	*,m	Seagate Technology, Inc	$0
18,452		Textron, Inc	178,246
12,964		Tyco International Ltd	336,805

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,233,021

INSTRUMENTS AND RELATED PRODUCTS - 2.38%
8,650		Baxter International, Inc	458,104
43,780	*	Boston Scientific Corp	443,929
7,915		Emerson Electric Co	256,446
3,708	*	Illumina, Inc	144,390

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,302,869

INSURANCE CARRIERS - 3.17%
9,165		ACE Ltd	405,368
3,183		Lincoln National Corp	54,779
3,701		PartnerRe Ltd	240,380
14,229		Principal Financial Group	268,074
8,089		Progressive Corp	122,225
4,215		Prudential Financial, Inc	156,882
1,559		Transatlantic Holdings, Inc	67,551
8,228	*	WellPoint, Inc	418,724

		TOTAL INSURANCE CARRIERS	1,733,983

LEGAL SERVICES - 0.70%
7,582	*	FTI Consulting, Inc	384,559

		TOTAL LEGAL SERVICES	384,559

METAL MINING - 1.08%
10,626		Anglo American plc	308,293
6,795		Barrick Gold Corp	227,972
2,641		Southern Copper Corp	53,982

		TOTAL METAL MINING	590,247

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.31%
8,917	*	Jarden Corp	167,194

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	167,194

MISCELLANEOUS RETAIL - 1.41%
3,145	*	Amazon.com, Inc	263,111
11,025		Staples, Inc	222,374
9,700		Walgreen Co	285,180

		TOTAL MISCELLANEOUS RETAIL	770,665

MOTION PICTURES - 1.10%
15,579	*	Discovery Communications, Inc (Class A)	351,306
9,914		Time Warner, Inc	249,734

		TOTAL MOTION PICTURES	601,040

NONDEPOSITORY INSTITUTIONS - 0.77%
24,609		Chimera Investment Corp	85,885
5,256	*	Companhia Brasileira de Meios de Pagamento	45,197
15,634		Discover Financial Services	160,561
12,821	*	SLM Corp	131,672

		TOTAL NONDEPOSITORY INSTITUTIONS	423,315

OIL AND GAS EXTRACTION - 5.64%
11,350		Anadarko Petroleum Corp	515,177

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

5,131	*	Cameron International Corp	$145,207
30,523		Halliburton Co	631,825
9,382		Linn Energy LLC	183,606
7,507	*	Newfield Exploration Co	245,254
5,854		Occidental Petroleum Corp	385,252
7,266		Petroleo Brasileiro S.A. (ADR)	297,761
6,546		Range Resources Corp	271,070
3,996		Tullow Oil plc	61,633
17,706	*	Weatherford International Ltd	346,329

		TOTAL OIL AND GAS EXTRACTION	3,083,114

PAPER AND ALLIED PRODUCTS - 0.15%
2,166		Rock-Tenn Co (Class A)	82,655

		TOTAL PAPER AND ALLIED PRODUCTS	82,655

PETROLEUM AND COAL PRODUCTS - 6.20%
13,931		Chevron Corp	922,929
31,285		Exxon Mobil Corp	2,187,134
5,197		Hess Corp	279,339

		TOTAL PETROLEUM AND COAL PRODUCTS	3,389,402

RAILROAD TRANSPORTATION - 0.76%
8,026		Union Pacific Corp	417,834

		TOTAL RAILROAD TRANSPORTATION	417,834

SECURITY AND COMMODITY BROKERS - 2.68%
4,959		Goldman Sachs Group, Inc	731,155
16,184		Legg Mason, Inc	394,566
11,980		Morgan Stanley	341,550

		TOTAL SECURITY AND COMMODITY BROKERS	1,467,271

STONE, CLAY, AND GLASS PRODUCTS - 0.39%
7,577	*	Owens-Illinois, Inc	212,232

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	212,232

TOBACCO PRODUCTS - 0.79%
9,925		Philip Morris International, Inc	432,929

		TOTAL TOBACCO PRODUCTS	432,929

TRANSPORTATION EQUIPMENT - 2.37%
7,777		Autoliv, Inc	223,744
8,408		Goodrich Corp	420,148
13,862		Honeywell International, Inc	435,267
5,062		Magna International, Inc - Class A	213,819

		TOTAL TRANSPORTATION EQUIPMENT	1,292,978

		TOTAL COMMON STOCKS
		(Cost $58,657,877)	54,457,407

		TOTAL PORTFOLIO - 99.64%
		(Cost $58,657,877)	54,457,407
		OTHER ASSETS AND LIABILITIES, NET - 0.36%	194,143

		NET ASSETS - 100.00%	$54,651,550

TIAA-CREF LIFE FUNDS - Growth & Income Fund

*	Non-income producing

m	Indicates a security that has been deemed illiquid.

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

LLC Limited Liability Corporation

plc Public Limited Company

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.16%
BUSINESS SERVICES - 4.63%
39,617		Adecco S.A.	$1,650,237
69,106	*	Autonomy Corp plc	1,633,771
2,000		Mitsubishi UFJ Lease & Finance Co Ltd	65,397
6		NTT Data Corp	19,432

		TOTAL BUSINESS SERVICES	3,368,837

CHEMICALS AND ALLIED PRODUCTS - 7.38%
4,000		Astellas Pharma, Inc	142,004
3,000		Eisai Co Ltd	107,126
2,000		Hisamitsu Pharmaceutical Co, Inc	62,283
10,000		Kao Corp	218,508
4,000		Kissei Pharmaceutical Co Ltd	97,369
1,000		Kyowa Hakko Kogyo Co Ltd	11,325
90,014		Lanxess AG.	2,230,035
48,785		Reckitt Benckiser Group plc	2,220,021
3,500		Takeda Pharmaceutical Co Ltd	136,607
2,000		Tanabe Seiyaku Co Ltd	23,045
3,000		Tsumura & Co	93,735
8,000		UBE Industries Ltd	22,422

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,364,480

COMMUNICATIONS - 1.74%
352,169		BT Group plc	588,078
43		KDDI Corp	228,536
8,700		Nippon Telegraph & Telephone Corp	354,015
18		NTT DoCoMo, Inc	26,383
5,000		Singapore Telecommunications Ltd	10,356
29,926		Vodafone Group plc	57,703

		TOTAL COMMUNICATIONS	1,265,071

DEPOSITORY INSTITUTIONS - 11.31%
69		Australia & New Zealand Banking Group Ltd	917
4,525		DBS Group Holdings Ltd	36,865
42,637		HDFC Bank Ltd	1,328,952
119,927		HSBC Holdings plc	991,452
130,600		ING Groep NV	1,313,997
125,400		Mitsubishi UFJ Financial Group, Inc	778,421
8,000		Mitsui Trust Holdings, Inc	30,643
48,200		Mizuho Financial Group, Inc	113,076
3,000		Oversea-Chinese Banking Corp	13,836
943		Societe Generale	51,440
16,600		Sumitomo Mitsui Financial Group, Inc	677,199
3,000		Suruga Bank Ltd	28,743
127,739	*	UBS A.G. (Switzerland)	1,562,424
3,000		United Overseas Bank Ltd	30,406
51,991		Wells Fargo & Co	1,261,302
56		Westpac Banking Corp	914

		TOTAL DEPOSITORY INSTITUTIONS	8,220,587

EDUCATIONAL SERVICES - 0.01%
100		Benesse Corp	4,007

		TOTAL EDUCATIONAL SERVICES	4,007

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 3.41%
10,300		Chubu Electric Power Co, Inc	$238,428
54,600		Fortum Oyj	1,242,380
1,900		Hokkaido Electric Power Co, Inc	35,639
1,900		Hokuriku Electric Power Co	43,489
6,200		Kansai Electric Power Co, Inc	137,084
5,700		Kyushu Electric Power Co, Inc	122,775
6,000		Tohoku Electric Power Co, Inc	125,500
12,600		Tokyo Electric Power Co, Inc	324,368
58,500		Tokyo Gas Co Ltd	209,503

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,479,166

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.90%
507,150		Hon Hai Precision Industry Co, Ltd	1,568,904
33,300		Hosiden Corp	424,827
90		Kyocera Corp	6,792
5,000		Matsushita Electric Industrial Co Ltd	67,577
25,000		Mitsubishi Electric Corp	158,561
100		Murata Manufacturing Co Ltd	4,256
800		Nidec Corp	48,580
1,200		Nitto Denko Corp	36,622
177,787		Nokia Oyj	2,603,822
1,500		Rohm Co Ltd	109,462
171,774		Smiths Group plc	1,982,457
7,700		Sony Corp	201,822
75,800		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	713,278

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,926,960

ENGINEERING AND MANAGEMENT SERVICES - 0.55%
10,340		Tecan Group AG.	403,018

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	403,018

FOOD AND KINDRED PRODUCTS - 2.87%
2,000		Asahi Breweries Ltd	28,795
48,373		InBev NV	1,746,717
15,000		Toyo Suisan Kaisha Ltd	309,389

		TOTAL FOOD AND KINDRED PRODUCTS	2,084,901

FOOD STORES - 0.35%
10,700		Seven & I Holdings Co Ltd	252,131

		TOTAL FOOD STORES	252,131

GENERAL BUILDING CONTRACTORS - 0.75%
12,151		Vinci S.A.	545,217

		TOTAL GENERAL BUILDING CONTRACTORS	545,217

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.56%
16,700		Saipem S.p.A.	406,234

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	406,234

HOLDING AND OTHER INVESTMENT OFFICES - 2.23%
20		DA Office Investment Corp	55,141
107,692		iShares MSCI Taiwan Index Fund	1,086,612
20		Japan Excellent, Inc	84,912
10	*	Japan Retail Fund Investment Corp	46,297

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

15	*	Kenedix Realty Investment Corp	$52,006
10		Nippon Accommodations Fund, Inc	44,947
1		Nomura Real Estate Office Fund, Inc	6,374
10		Nomura Real Estate Residential Fund, Inc	40,484
24		Premier Investment Co	85,701
20		Top REIT Inc	77,438
10		United Urban Investment Corp	42,975

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,622,887

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.68%
66,387		ASML Holding NV	1,435,148
6,170		Canon, Inc	202,390
500		Daikin Industries Ltd	16,142
1,400		Fanuc Ltd	112,773
1,040		FUJIFILM Holdings Corp	33,035
8,630		Komatsu Ltd	133,658
2,500		Konica Minolta Holdings, Inc	26,159
4,572		Krones AG.	174,007
8,854		Rheinmetall AG.	383,183
131,026		SKF AB (B Shares)	1,613,484
100	*	Sumitomo Heavy Industries Ltd	447

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,130,426

INSTRUMENTS AND RELATED PRODUCTS - 2.07%
17,870		Phonak Holding AG.	1,452,230
1,200		Terumo Corp	53,065

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,505,295

INSURANCE AGENTS, BROKERS AND SERVICE - 0.06%
1,700		Millea Holdings, Inc	47,117

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	47,117

INSURANCE CARRIERS - 0.29%
3,199		Mitsui Sumitomo Insurance Group Holdings, Inc	84,180
12,000		Sompo Japan Insurance, Inc	80,469
1,700		T&D Holdings, Inc	48,882

		TOTAL INSURANCE CARRIERS	213,531

METAL MINING - 3.54%
28,615		Anglo American plc	830,210
2,411		BHP Billiton Ltd	67,453
4,372		Rio Tinto Ltd	183,898
43,000		Rio Tinto plc	1,489,153

		TOTAL METAL MINING	2,570,714

NONDEPOSITORY INSTITUTIONS - 0.19%
2,341		ORIX Corp	141,187

		TOTAL NONDEPOSITORY INSTITUTIONS	141,187

OIL AND GAS EXTRACTION - 5.43%
114,166		BG Group plc	1,912,067
839,000		CNOOC Ltd	1,040,353
17		Inpex Holdings, Inc	136,233
55,800		Tullow Oil plc	860,645

		TOTAL OIL AND GAS EXTRACTION	3,949,298

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

PAPER AND ALLIED PRODUCTS - 0.04%
4,000		Rengo Co Ltd	$25,785

		TOTAL PAPER AND ALLIED PRODUCTS	25,785

PETROLEUM AND COAL PRODUCTS - 2.48%
210,374		BP plc	1,653,701
5,435		Royal Dutch Shell plc (A Shares)	135,734
257		Total S.A.	13,873

		TOTAL PETROLEUM AND COAL PRODUCTS	1,803,308

PRIMARY METAL INDUSTRIES - 0.24%
9,100		Nippon Steel Corp	34,951
29,000		Sumitomo Metal Industries Ltd	77,365
4,200		Sumitomo Metal Mining Co Ltd	59,424

		TOTAL PRIMARY METAL INDUSTRIES	171,740

RAILROAD TRANSPORTATION - 1.28%
20		Central Japan Railway Co	123,112
7,100		East Japan Railway Co	428,203
32,940		Firstgroup PLC	193,875
57		West Japan Railway Co	188,748

		TOTAL RAILROAD TRANSPORTATION	933,938

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 8.69%
62,951		Bayer AG.	3,375,237
101,670		Hankook Tire Co Ltd	1,328,785
8,000	*	NOK Corp	93,258
178,627		SSL International plc	1,522,283

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	6,319,563

SECURITY AND COMMODITY BROKERS - 11.24%
59,180		Credit Suisse Group	2,701,512
5,000		Daiwa Securities Group, Inc	29,844
40,490		Deutsche Boerse AG.	3,139,980
137,800		Hong Kong Exchanges and Clearing Ltd	2,146,110
17,900		Nomura Holdings, Inc	151,249

		TOTAL SECURITY AND COMMODITY BROKERS	8,168,695

STONE, CLAY, AND GLASS PRODUCTS - 0.95%
33,000		NGK Insulators Ltd	674,833
5,000		Nippon Sheet Glass Co Ltd	14,636

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	689,469

TRANSPORTATION EQUIPMENT - 4.63%
395,229		BAE Systems plc	2,201,031
3,520	*	Denso Corp	90,617
16,300	*	Honda Motor Co Ltd	450,075
4,000		JTEKT Corp	40,733
1,100		Modec, Inc	19,457
14,720		Toyota Motor Corp	560,776

		TOTAL TRANSPORTATION EQUIPMENT	3,362,689

WATER TRANSPORTATION - 0.09%
10,000		Mitsui OSK Lines Ltd	65,085

		TOTAL WATER TRANSPORTATION	65,085

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

WHOLESALE TRADE-DURABLE GOODS - 3.04%
56,549	Assa Abloy AB (Class B)	$787,984
9,240	Mitsubishi Corp	171,497
11,000	Mitsui & Co Ltd	130,856
20,250	Sumitomo Corp	206,420
36,899	ThyssenKrupp AG.	915,700

	TOTAL WHOLESALE TRADE-DURABLE GOODS	2,212,457

WHOLESALE TRADE-NONDURABLE GOODS - 1.53%
253,443	Foster’s Group Ltd	1,051,755
10,000	Nippon Oil Corp	59,169

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,110,924

	TOTAL COMMON STOCKS
	(Cost $81,635,452)	71,364,717

RIGHTS / WARRANTS - 0.41%
METAL MINING - 0.41%
2,295	Rio Tinto Ltd	39,026
22,575	Rio Tinto plc	259,240

	TOTAL METAL MINING	298,266

	TOTAL RIGHTS / WARRANTS
	(Cost $212,448)	298,266

	TOTAL PORTFOLIO - 98.57%
	(Cost $81,847,900)	71,662,983
	OTHER ASSETS AND LIABILITIES, NET - 1.43%	1,038,296

	NET ASSETS - 100.00%	$72,701,279

*	Non-income producing

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

plc Public Limited Company

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.26%
AMUSEMENT AND RECREATION SERVICES - 0.68%
5,529	*	Penn National Gaming, Inc	$160,949
6,073		Walt Disney Co	141,683

		TOTAL AMUSEMENT AND RECREATION SERVICES	302,632

APPAREL AND ACCESSORY STORES - 0.30%
9,367		American Eagle Outfitters, Inc	132,730

		TOTAL APPAREL AND ACCESSORY STORES	132,730

APPAREL AND OTHER TEXTILE PRODUCTS - 0.77%
217		Liz Claiborne, Inc	625
6,128		VF Corp	339,185

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	339,810

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.07%
5,880		Home Depot, Inc	138,944
17,219		Lowe’s Cos, Inc	334,221

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	473,165

BUSINESS SERVICES - 1.48%
3,329	*	DST Systems, Inc	123,007
9,942	*	eBay, Inc	170,306
9,751		Fidelity National Information Services, Inc	194,631
5,091	*	Interpublic Group of Cos, Inc	25,710
251	*	Medidata Solutions, Inc	4,111
2,506		Moody’s Corp	66,033
164	*	Rosetta Stone, Inc	4,500
2,442	*	VMware, Inc (Class A)	66,593

		TOTAL BUSINESS SERVICES	654,891

CHEMICALS AND ALLIED PRODUCTS - 11.93%
344		Abbott Laboratories	16,182
9,863		Alberto-Culver Co	250,816
7,525	*	Amgen, Inc	398,374
2,341		Clorox Co	130,698
23,771		Dow Chemical Co	383,664
2,320		Du Pont (E.I.) de Nemours & Co	59,438
6,729		Eli Lilly & Co	233,093
13,776		Johnson & Johnson	782,476
24,779	*	King Pharmaceuticals, Inc	238,622
4,878		Merck & Co, Inc	136,389
5,319		Nalco Holding Co	89,572
7,692		Novartis AG. (ADR)	313,757
47,468		Pfizer, Inc	712,019
4,309		PPG Industries, Inc	189,165
4,864		Procter & Gamble Co	248,550
4,043		Shire plc (ADR)	167,704
14,287	*	Solutia, Inc	82,293
8,596		Teva Pharmaceutical Industries Ltd (ADR)	424,127
9,794		Wyeth	444,550

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,301,489

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

COMMUNICATIONS - 6.42%
60,081		AT&T, Inc	$1,492,412
174,667		BT Group plc	291,673
26,551		Comcast Corp (Class A)	384,724
468		Fairpoint Communications, Inc	281
39,447	*	Sprint Nextel Corp	189,740
706		Time Warner Cable, Inc	22,359
15,192		Verizon Communications, Inc	466,850

		TOTAL COMMUNICATIONS	2,848,039

DEPOSITORY INSTITUTIONS - 12.45%
30,147		AMMB Holdings Berhad	28,989
84,612		Bank of America Corp	1,116,878
35,166		Bank of Ireland	83,125
1,900		Bank of the Ryukyus Ltd	22,563
88,188		Citigroup, Inc	261,918
9,866		Fifth Third Bancorp	70,049
38,965	*	Fortis	132,829
28,576		JPMorgan Chase & Co	974,727
47,898		Regions Financial Corp	193,508
10,704		State Street Corp	505,229
7,500		Sumitomo Mitsui Financial Group, Inc	305,964
9,712		SunTrust Banks, Inc	159,762
21,465		TCF Financial Corp	286,987
20,200		US Bancorp	361,984
42,237		Wells Fargo & Co	1,024,670

		TOTAL DEPOSITORY INSTITUTIONS	5,529,182

EATING AND DRINKING PLACES - 0.81%
11,831		Brinker International, Inc	201,482
39,167		Wendy’s/Arby’s Group, Inc (Class A)	156,668

		TOTAL EATING AND DRINKING PLACES	358,150

ELECTRIC, GAS, AND SANITARY SERVICES - 6.54%
9,614		Allegheny Energy, Inc	246,599
6,040		American Electric Power Co, Inc	174,496
1,748		Consolidated Edison, Inc	65,410
8,966		Constellation Energy Group, Inc	238,316
765		Dominion Resources, Inc	25,566
8,003		Duke Energy Corp	116,764
2,455		Entergy Corp	190,312
2,938		Exelon Corp	150,455
2,111		FirstEnergy Corp	81,801
3,025		FPL Group, Inc	172,002
291		MDU Resources Group, Inc	5,520
3,848	*	Mirant Corp	60,568
2,578	*	NRG Energy, Inc	66,925
14,903		NV Energy, Inc	160,803
4,480		PG&E Corp	172,211
3,484		PPL Corp	114,833
1,987		Progress Energy, Inc	75,168
49		Public Service Enterprise Group, Inc	1,599
3,033		Questar Corp	94,205
15,202	*	Reliant Energy, Inc	76,162
22,513		Republic Services, Inc	549,541
194		Southern Union Co	3,568
3,316		Xcel Energy, Inc	61,048

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,903,872

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.24%
9,053		Analog Devices, Inc	224,333
1,842	*	Energizer Holdings, Inc	96,226
84,415		General Electric Co	989,344

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

23,378	*	Infineon Technologies AG.	$84,449
31,464		Intel Corp	520,729
67,977		Motorola, Inc	450,688
10,638	*	NetApp, Inc	209,781
774,266		Solomon Systech International Ltd	59,943
7,517	*	Suntech Power Holdings Co Ltd (ADR)	134,254

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,769,747

ENGINEERING AND MANAGEMENT SERVICES - 0.59%
22	*	Affymax, Inc	405
10,435		KBR, Inc	192,421
2,499	*	Shaw Group, Inc	68,498

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	261,324

FABRICATED METAL PRODUCTS - 0.58%
2,302		Illinois Tool Works, Inc	85,957
6,726		Pentair, Inc	172,320

		TOTAL FABRICATED METAL PRODUCTS	258,277

FOOD AND KINDRED PRODUCTS - 3.94%
1,843		Coca-Cola Co	88,446
3,881		ConAgra Foods, Inc	73,972
13,060	*	Constellation Brands, Inc (Class A)	165,601
1,901	*	Dr Pepper Snapple Group, Inc	40,282
6,950		General Mills, Inc	389,338
1,448		Kellogg Co	67,433
14,125		Kraft Foods, Inc (Class A)	357,928
1,508		Molson Coors Brewing Co (Class B)	63,834
2,383	*	Ralcorp Holdings, Inc	145,172
15,094		Unilever plc (ADR)	354,709

		TOTAL FOOD AND KINDRED PRODUCTS	1,746,715

FOOD STORES - 0.09%
1,815		Kroger Co	40,021

		TOTAL FOOD STORES	40,021

FORESTRY - 0.32%
3,890		Rayonier, Inc	141,402

		TOTAL FORESTRY	141,402

GENERAL BUILDING CONTRACTORS - 0.82%
724	*	NVR, Inc	363,730

		TOTAL GENERAL BUILDING CONTRACTORS	363,730

GENERAL MERCHANDISE STORES - 0.85%
1,214		Dillard’s, Inc (Class A)	11,169
9,240		Target Corp	364,703

		TOTAL GENERAL MERCHANDISE STORES	375,872

HEALTH SERVICES - 1.16%
14,471	*	Healthsouth Corp	208,961
6,990		McKesson Corp	307,560

		TOTAL HEALTH SERVICES	516,521

HOLDING AND OTHER INVESTMENT OFFICES - 0.89%
539		Boston Properties, Inc	25,710
12,359		Kimco Realty Corp	124,208
1,734		Plum Creek Timber Co, Inc	51,639

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,073		Regency Centers Corp	$37,458
488		Simon Property Group, Inc	25,098
3,671		SL Green Realty Corp	84,213
1,073		Vornado Realty Trust	48,317

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	396,643

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.87%
2,419	*	AGCO Corp	70,320
5,730		Hewlett-Packard Co	221,465
15,988		International Game Technology	254,209
2,677		ITT Industries, Inc	119,127
5,245		Johnson Controls, Inc	113,921
4,009		Northrop Grumman Corp	183,131
12,000		Palm, Inc	198,840
5,550		SPX Corp	271,784
15,696		Textron, Inc	151,623
10,849	*	Verigy Ltd	132,032

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,716,452

INSTRUMENTS AND RELATED PRODUCTS - 1.39%
46,001	*	Boston Scientific Corp	466,450
2,710		Covidien PLC	101,462
1,179	*	Thermo Electron Corp	48,068

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	615,980

INSURANCE CARRIERS - 5.30%
3,521		ACE Ltd	155,734
67		Aegon NV	413
2,236		Allstate Corp	54,558
648		Aspen Insurance Holdings Ltd	14,476
8,296		Axis Capital Holdings Ltd	217,189
3,434		Max Re Capital Ltd	63,392
3,265		PartnerRe Ltd	212,062
20,996		Principal Financial Group	395,565
6,007		Prudential Financial, Inc	223,581
3,758		RenaissanceRe Holdings Ltd	174,897
1,178		Transatlantic Holdings, Inc	51,043
7,710		Travelers Cos, Inc	316,418
8,528		UnitedHealth Group, Inc	213,029
3,778	*	WellPoint, Inc	192,262
5,958		XL Capital Ltd (Class A)	68,279

		TOTAL INSURANCE CARRIERS	2,352,898

METAL MINING - 2.95%
39,556		Anglo American plc	1,147,641
1,323		Barrick Gold Corp	44,387
2,361		Freeport-McMoRan Copper & Gold, Inc (Class B)	118,310

		TOTAL METAL MINING	1,310,338

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
4,322		Hasbro, Inc	104,765

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	104,765

MISCELLANEOUS RETAIL - 0.06%
825		CVS Corp	26,293

		TOTAL MISCELLANEOUS RETAIL	26,293

MOTION PICTURES - 1.32%
20,018		News Corp (Class A)	182,364

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

15,952		Time Warner, Inc	$401,831

		TOTAL MOTION PICTURES	584,195

NONDEPOSITORY INSTITUTIONS - 1.46%
7,740		Capital One Financial Corp	169,351
102,430		Chimera Investment Corp	357,482
10,672		Discover Financial Services	109,601
18,873	*	Federal National Mortgage Association	10,946

		TOTAL NONDEPOSITORY INSTITUTIONS	647,380

OIL AND GAS EXTRACTION - 7.52%
5,089		Anadarko Petroleum Corp	230,990
4,154		Apache Corp	299,711
5,074		BJ Services Co	69,159
4,758		Cabot Oil & Gas Corp	145,785
4,007		Canadian Natural Resources Ltd	210,327
1,353		Chesapeake Energy Corp	26,830
3,855	*	Concho Resources, Inc	110,600
2,401		Devon Energy Corp	130,855
4,159		EOG Resources, Inc	282,479
5,208	*	National Oilwell Varco, Inc	170,093
8,580		Occidental Petroleum Corp	564,650
8,972		Petroleo Brasileiro S.A. (ADR)	367,673
106	*	Plains Exploration & Production Co	2,900
5,310		Range Resources Corp	219,887
5,465		Schlumberger Ltd	295,711
5,464		XTO Energy, Inc	208,397

		TOTAL OIL AND GAS EXTRACTION	3,336,047

PAPER AND ALLIED PRODUCTS - 0.66%
7,651		International Paper Co	115,760
619		Mondi Ltd	2,663
7,210		Sonoco Products Co	172,679

		TOTAL PAPER AND ALLIED PRODUCTS	291,102

PETROLEUM AND COAL PRODUCTS - 8.09%
17,748		Chevron Corp	1,175,805
6,261		ConocoPhillips	263,338
24,615		Exxon Mobil Corp	1,720,834
11,039		Marathon Oil Corp	332,605
3,442	*	SandRidge Energy, Inc	29,326
10,164	*	Western Refining, Inc	71,758

		TOTAL PETROLEUM AND COAL PRODUCTS	3,593,666

PIPELINES, EXCEPT NATURAL GAS - 0.02%
553		Spectra Energy Corp	9,357

		TOTAL PIPELINES, EXCEPT NATURAL GAS	9,357

PRIMARY METAL INDUSTRIES - 0.29%
2,636		AK Steel Holding Corp	50,585
944		POSCO (ADR)	78,040

		TOTAL PRIMARY METAL INDUSTRIES	128,625

PRINTING AND PUBLISHING - 0.30%
1,640		Dun & Bradstreet Corp	133,184

		TOTAL PRINTING AND PUBLISHING	133,184

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

RAILROAD TRANSPORTATION - 0.11%
1,295		Norfolk Southern Corp	$48,783

		TOTAL RAILROAD TRANSPORTATION	48,783

REAL ESTATE - 0.29%
17,507		British Land Co plc	110,026
77,781	*	Unitech Corporate Parks plc	20,474

		TOTAL REAL ESTATE	130,500

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.24%
10,098		Newell Rubbermaid, Inc	105,120

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	105,120

SECURITY AND COMMODITY BROKERS - 2.68%
4,097		Goldman Sachs Group, Inc	604,062
14,794		Legg Mason, Inc	360,678
2,563		Morgan Stanley	73,071
8,451		SEI Investments Co	152,456

		TOTAL SECURITY AND COMMODITY BROKERS	1,190,267

TRANSPORTATION BY AIR - 0.53%
6,569	*	AMR Corp	26,407
24,820	*	Delta Air Lines, Inc	143,708
1,134		FedEx Corp	63,073

		TOTAL TRANSPORTATION BY AIR	233,188

TRANSPORTATION EQUIPMENT - 2.39%
57,249		American Axle & Manufacturing Holdings, Inc	196,937
5,976		Autoliv, Inc	171,930
2,003		Boeing Co	85,128
16,922	*	Ford Motor Co	102,717
4,039		Goodrich Corp	201,828
7,178		Magna International, Inc - Class A	303,198

		TOTAL TRANSPORTATION EQUIPMENT	1,061,738

TRANSPORTATION SERVICES - 0.43%
16,552		UTI Worldwide, Inc	188,693

		TOTAL TRANSPORTATION SERVICES	188,693

TRUCKING AND WAREHOUSING - 0.08%
1,049		Con-way, Inc	37,040

		TOTAL TRUCKING AND WAREHOUSING	37,040

WHOLESALE TRADE-DURABLE GOODS - 0.11%
1,465		BorgWarner, Inc	50,030

		TOTAL WHOLESALE TRADE-DURABLE GOODS	50,030

		TOTAL COMMON STOCKS	43,609,853
		(Cost $48,168,481)

		TOTAL PORTFOLIO - 98.26%	43,609,853
		(Cost $48,168,481)
		OTHER ASSETS AND LIABILITIES, NET - 1.74%	772,682

		NET ASSETS - 100.00%	$44,382,535

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

*	Non-income producing

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

plc Public Limited Company

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.26%
AGRICULTURAL PRODUCTION-LIVESTOCK - 0.29%
2,392		Cal-Maine Foods, Inc	$59,704
37		Seaboard Corp	41,514

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	101,218

AMUSEMENT AND RECREATION SERVICES - 0.96%
4,882	*	Bally Technologies, Inc	146,070
1,736		Dover Downs Gaming & Entertainment, Inc	8,072
6,765	*	Live Nation, Inc	32,878
6,030	*	Pinnacle Entertainment, Inc	56,019
1,100		Speedway Motorsports, Inc	15,136
3,300	*	Ticketmaster	21,186
1,640	*	WMS Industries, Inc	51,676

		TOTAL AMUSEMENT AND RECREATION SERVICES	331,037

APPAREL AND ACCESSORY STORES - 2.62%
1,150	*	Aeropostale, Inc	39,411
1,078		Buckle, Inc	34,248
3,105	*	Carter’s, Inc	76,414
3,923		Cato Corp (Class A)	68,417
6,391	*	Charlotte Russe Holding, Inc	82,316
9,200	*	Charming Shoppes, Inc	34,224
5,318	*	Chico’s FAS, Inc	51,744
2,790	*	Children’s Place Retail Stores, Inc	73,740
4,620	*	Collective Brands, Inc	67,313
3,700	*	Dress Barn, Inc	52,910
8,864		Finish Line, Inc (Class A)	65,771
11,191	*	Hot Topic, Inc	81,806
2,370	*	Pacific Sunwear Of California, Inc	7,987
6,620		Stage Stores, Inc	73,482
5,565	*	Tween Brands, Inc	37,174
18,755	*	Wet Seal, Inc (Class A)	57,578

		TOTAL APPAREL AND ACCESSORY STORES	904,535

APPAREL AND OTHER TEXTILE PRODUCTS - 0.32%
2,049	*	Gymboree Corp	72,699
1,467	*	True Religion Apparel, Inc	32,714
190	*	Warnaco Group, Inc	6,156

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	111,569

AUTO REPAIR, SERVICES AND PARKING - 0.59%
7,803	*	Dollar Thrifty Automotive Group, Inc	108,852
3,770	*	Wright Express Corp	96,022

		TOTAL AUTO REPAIR, SERVICES AND PARKING	204,874

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
2,800		Asbury Automotive Group, Inc	28,672

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	28,672

BUSINESS SERVICES - 12.59%
43,704	*	3Com Corp	205,845
1,800	*	ACI Worldwide, Inc	25,128

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

10,293	*	Actuate Corp	$49,201
10,636		Acxiom Corp	93,916
3,016		Administaff, Inc	70,182
4,710	*	AMN Healthcare Services, Inc	30,050
2,700	*	ArcSight, Inc	47,979
13,768	*	Art Technology Group, Inc	52,318
6,800	*	Avis Budget Group, Inc	38,420
1,400	*	Bottomline Technologies, Inc	12,614
1,030	*	CACI International, Inc (Class A)	43,991
660	*	Capella Education Co	39,567
7,379	*	Ciber, Inc	22,875
3,400	*	Cogent, Inc	36,482
2,540	*	Commvault Systems, Inc	42,113
4,687		Compass Diversified Trust	37,918
2,439	*	CSG Systems International, Inc	32,292
322	*	Cybersource Corp	4,927
4,729	*	Dice Holdings, Inc	21,990
1,790	*	Digital River, Inc	65,013
1,439	*	Double-Take Software, Inc	12,447
1,400	*	Dynamics Research Corp	14,014
6,865	*	DynCorp International, Inc (Class A)	115,263
14,392	*	Earthlink, Inc	106,645
270	*	Eclipsys Corp	4,801
3,925	*	FalconStor Software, Inc	18,644
1,630	*	Forrester Research, Inc	40,017
6,610	*	Gartner, Inc	100,869
7,079	*	Global Cash Access, Inc	56,349
4,055	*	Global Sources Ltd	29,237
3,823	*	Hackett Group, Inc	8,908
900		Heartland Payment Systems, Inc	8,613
983	*	HMS Holdings Corp	40,028
2,400		iGate Corp	15,888
5,930	*	Informatica Corp	101,937
187	*	Integral Systems, Inc	1,556
1,600	*	Interactive Intelligence, Inc	19,616
629	*	inVentiv Health, Inc	8,510
700		Jack Henry & Associates, Inc	14,525
2,400	*	Kenexa Corp	27,768
700	*	Keynote Systems, Inc	5,348
1,500	*	Liquidity Services, Inc	14,790
5,100	*	Liveperson, Inc	20,400
237	*	LogMeIn, Inc	3,792
586	*	MicroStrategy, Inc (Class A)	29,429
1,700	*	ModusLink Global Solutions, Inc	11,662
10,800	*	MoneyGram International, Inc	19,224
100	*	Monotype Imaging Holdings, Inc	681
9,930	*	MPS Group, Inc	75,865
1,281	*	NCI, Inc (Class A)	38,968
2,946	*	Ness Technologies, Inc	11,519
1,280	*	NetFlix, Inc	52,915
11,946	*	Netscout Systems, Inc	112,053
1,000		NIC, Inc	6,770
4,857	*	On Assignment, Inc	18,991
1,100	*	Online Resources Corp	6,864
8,377	*	Parametric Technology Corp	97,927
2,510		Pegasystems, Inc	66,214
2,837	*	Perficient, Inc	19,831
7,526	*	Perot Systems Corp (Class A)	107,848
2,500	*	Pervasive Software, Inc	15,225
5,690	*	Premiere Global Services, Inc	61,680
999	*	Progress Software Corp	21,149
3,550	*	PROS Holdings, Inc	28,826
12,716	*	Quest Software, Inc	177,260

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,850	*	Rackspace Hosting, Inc	$25,641
4,000	*	RealNetworks, Inc	11,960
9,589	*	Rent-A-Center, Inc	170,971
150	*	RightNow Technologies, Inc	1,770
11,736	*	S1 Corp	80,978
2,983	*	Saba Software, Inc	11,485
16,076	*	Sapient Corp	101,118
1,251	*	SolarWinds, Inc	20,629
2,059	*	SonicWALL, Inc	11,283
800	*	Sonus Networks, Inc	1,288
1,048	*	Spherion Corp	4,318
1,946	*	SPSS, Inc	64,938
264	*	SRA International, Inc (Class A)	4,636
2,000	*	StarTek, Inc	16,040
1,580	*	Sybase, Inc	49,517
5,290	*	SYKES Enterprises, Inc	95,696
4,449	*	SYNNEX Corp	111,181
5,100		Take-Two Interactive Software, Inc	48,297
8,311	*	TeleTech Holdings, Inc	125,912
4,900	*	THQ, Inc	35,084
21,662	*	TIBCO Software, Inc	155,316
3,452	*	TrueBlue, Inc	28,997
23,900	*	Unisys Corp	36,089
10,899		United Online, Inc	70,952
10,865	*	Valueclick, Inc	114,300
1,128	*	Vasco Data Security International	8,246
2,314		Viad Corp	39,847
2,572	*	Virtusa Corp	20,653
5,521	*	Websense, Inc	98,495
3,641	*	Wind River Systems, Inc	41,726

		TOTAL BUSINESS SERVICES	4,351,050

CHEMICALS AND ALLIED PRODUCTS - 5.96%
2,140	*	Acorda Therapeutics, Inc	60,327
7,600	*	Adolor Corp	13,376
3,036	*	Albany Molecular Research, Inc	25,472
1,270	*	Alexion Pharmaceuticals, Inc	52,222
663	*	Allos Therapeutics, Inc	5,496
3,255	*	Alnylam Pharmaceuticals, Inc	72,489
1,500	*	AMAG Pharmaceuticals, Inc	82,005
8,000	*	AVANIR Pharmaceuticals, Inc	17,760
3,700	*	BioCryst Pharmaceuticals, Inc	14,911
1,400	*	Caraco Pharmaceutical Laboratories Ltd	4,298
1,500	*	China-Biotics, Inc	16,170
2,200	*	Cornerstone Therapeutics, Inc	24,156
3,148	*	Cubist Pharmaceuticals, Inc	57,703
8,730	*	Emergent Biosolutions, Inc	125,101
1,316	*	Enzon Pharmaceuticals, Inc	10,357
3,253	*	Facet Biotech Corp	30,220
6,110	*	Halozyme Therapeutics, Inc	42,587
1,500	*	Hi-Tech Pharmacal Co, Inc	13,350
286	*	Idenix Pharmaceuticals, Inc	1,052
700	*	Idera Pharmaceuticals, Inc	4,102
7,431	*	Immucor, Inc	102,251
2,023	*	Immunogen, Inc	17,418
4,725		Innophos Holdings, Inc	79,805
4,650		Innospec, Inc	49,988
6,033	*	Inspire Pharmaceuticals, Inc	33,543
700		Inter Parfums, Inc	5,138
2,387		Koppers Holdings, Inc	62,945
600	*	Landec Corp	4,074

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,100	*	Lannett Co, Inc	$14,385
532		Martek Biosciences Corp	11,252
953	*	Medivation, Inc	21,357
4,300	*	Micromet, Inc	21,414
2,830		Minerals Technologies, Inc	101,937
1,345	*	Myriad Pharmaceuticals, Inc	6,254
2,900	*	Neurocrine Biosciences, Inc	9,367
647		NewMarket Corp	43,563
1,220	*	Noven Pharmaceuticals, Inc	17,446
12,734	*	NPS Pharmaceuticals, Inc	59,340
4,750	*	Obagi Medical Products, Inc	34,628
13	*	OM Group, Inc	377
4,435	*	Onyx Pharmaceuticals, Inc	125,332
6,100	*	OXiGENE, Inc	13,298
5,395	*	Par Pharmaceutical Cos, Inc	81,734
178	*	Parexel International Corp	2,560
7,850		PDL BioPharma, Inc	62,015
129	*	PetMed Express, Inc	1,939
3,200	*	Poniard Pharmaceuticals, Inc	19,104
1,238	*	Pozen, Inc	9,508
5,935	*	Prestige Brands Holdings, Inc	36,500
11,907	*	Questcor Pharmaceuticals, Inc	59,535
280	*	Salix Pharmaceuticals Ltd	2,764
6,200	*	Santarus, Inc	17,484
6,400	*	Sciclone Pharmaceuticals, Inc	16,384
6,128	*	Solutia, Inc	35,297
3,400	*	Spectrum Pharmaceuticals, Inc	26,010
1,647		Stepan Co	72,732
7,700	*	SuperGen, Inc	15,477
1,920	*	Valeant Pharmaceuticals International	49,382
2,050	*	Vanda Pharmaceuticals, Inc	24,129
2,740	*	Viropharma, Inc	16,248

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,057,068

COAL MINING - 0.02%
982	*	Westmoreland Coal Co	7,954

		TOTAL COAL MINING	7,954

COMMUNICATIONS - 2.22%
2,394		Adtran, Inc	51,399
341	*	Anixter International, Inc	12,818
4,815	*	Aruba Networks, Inc	42,083
2,531		Atlantic Tele-Network, Inc	99,443
27,690	*	Cincinnati Bell, Inc	78,640
4,597	*	Global Crossing Ltd	42,200
4,200	*	j2 Global Communications, Inc	94,752
3,800	*	Lodgenet Entertainment Corp	12,920
2,833	*	Mediacom Communications Corp (Class A)	14,477
500	*	Neutral Tandem, Inc	14,760
2,690		NTELOS Holdings Corp	49,550
12,732	*	PAETEC Holding Corp	34,376
3,842	*	Syniverse Holdings, Inc	61,587
596	*	TeleCommunication Systems, Inc (Class A)	4,238
7,885		USA Mobility, Inc	100,613
13,313	*	Virgin Mobile USA, Inc (Class A)	53,518

		TOTAL COMMUNICATIONS	767,374

DEPOSITORY INSTITUTIONS - 7.07%
1,300		1st Source Corp	22,451
595		Ameris Bancorp	3,760
932		Bancfirst Corp	32,229
1,265		Banco Latinoamericano de Exportaciones S.A. (Class E)	15,724

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

890		Banner Corp	$3,400
2,280		Berkshire Hills Bancorp, Inc	47,378
6,800		Boston Private Financial Holdings, Inc	30,464
5,562		Brookline Bancorp, Inc	51,838
3,170		Central Pacific Financial Corp	11,888
700		Century Bancorp, Inc	12,908
15,648	*	Citizens Republic Bancorp, Inc	11,110
8,535		Community Bank System, Inc	124,269
5,810		CVB Financial Corp	34,686
5,150		Dime Community Bancshares	46,917
5,000		East West Bancorp, Inc	32,450
298		First Bancorp	4,673
1,091		First Commonwealth Financial Corp	6,917
1,200	*	First Defiance Financial Corp	15,600
4,540		First Financial Bancorp	34,141
790		First Financial Bankshares, Inc	39,784
700		First Financial Holdings, Inc	6,580
1,840		First Merchants Corp	14,775
4,109		First Niagara Financial Group, Inc	46,925
3,122		FirstMerit Corp	53,012
3,300	*	Flagstar Bancorp, Inc	2,244
600		Flushing Financial Corp	5,610
1,668		Hancock Holding Co	54,193
907		Harleysville National Corp	4,263
1,080		IBERIABANK Corp	42,563
900		Independent Bank Corp	17,730
5,960		International Bancshares Corp	61,448
2,140		Lakeland Bancorp, Inc	19,239
400		Lakeland Financial Corp	7,600
2,583		MainSource Financial Group, Inc	19,166
2,400		Nara Bancorp, Inc	12,432
6,716		National Penn Bancshares, Inc	30,961
3,432		NBT Bancorp, Inc	74,509
7,651	*	Net 1 UEPS Technologies, Inc	103,976
2,982		NewAlliance Bancshares, Inc	34,293
1,147		Northwest Bancorp, Inc	21,632
2,700		Pacific Capital Bancorp	5,778
3,392	*	Pinnacle Financial Partners, Inc	45,181
5,392		Prosperity Bancshares, Inc	160,842
5,472		Provident Financial Services, Inc	49,795
672		Provident New York Bancorp	5,457
1,900		Qc Holdings, Inc	9,766
249		Renasant Corp	3,740
1,301		Republic Bancorp, Inc (Class A)	29,390
786		S.Y. Bancorp, Inc	18,998
1,171		SCBT Financial Corp	27,741
2,499	*	Signature Bank	67,773
2,130		Simmons First National Corp (Class A)	56,914
4,465		South Financial Group, Inc	5,313
531		Southside Bancshares, Inc	12,144
1,451		Southwest Bancorp, Inc	14,162
3,836		Sterling Bancorp	32,031
2,828		Sterling Bancshares, Inc	17,901
5,181		Sterling Financial Corp	15,077
952		Suffolk Bancorp	24,409
5,420	*	Sun Bancorp, Inc	28,076
11,639		Susquehanna Bancshares, Inc	56,915
1,220	*	SVB Financial Group	33,208
2,000	*	The Bancorp, Inc	12,000
618		Tompkins Trustco, Inc	29,633
2,100		Trico Bancshares	32,550
9,057		Trustco Bank Corp NY	53,527
750		Trustmark Corp	14,490

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,344		UMB Financial Corp	$127,104
4,141		Umpqua Holdings Corp	32,134
700		Union Bankshares Corp	10,479
1,459		United Community Banks, Inc	8,740
2,972		United Financial Bancorp, Inc	41,073
400		Washington Trust Bancorp, Inc	7,132
1,000		WesBanco, Inc	14,540
667		Westamerica Bancorporation	33,090
2,980		Westfield Financial, Inc	26,999
6,912		Wilshire Bancorp, Inc	39,744
1,445		Wintrust Financial Corp	23,236

		TOTAL DEPOSITORY INSTITUTIONS	2,442,820

EATING AND DRINKING PLACES - 2.15%
2,500	*	AFC Enterprises	16,875
4,563		Bob Evans Farms, Inc	131,141
3,800	*	California Pizza Kitchen, Inc	50,502
3,990	*	CEC Entertainment, Inc	117,625
6,870	*	Cheesecake Factory	118,851
4,229		CKE Restaurants, Inc	35,862
14,835	*	Denny’s Corp	31,895
500	*	Einstein Noah Restaurant Group, Inc	4,325
633		O’Charleys, Inc	5,855
3,072	*	Papa John’s International, Inc	76,155
2,930	*	PF Chang’s China Bistro, Inc	93,936
628	*	Red Robin Gourmet Burgers, Inc	11,775
800	*	Texas Roadhouse, Inc (Class A)	8,728
9,570		Wendy’s/Arby’s Group, Inc (Class A)	38,280

		TOTAL EATING AND DRINKING PLACES	741,805

EDUCATIONAL SERVICES - 0.39%
1,313	*	American Public Education, Inc	52,008
4,879	*	Corinthian Colleges, Inc	82,601

		TOTAL EDUCATIONAL SERVICES	134,609

ELECTRIC, GAS, AND SANITARY SERVICES - 4.63%
7,950		Avista Corp	141,590
1,530		California Water Service Group	56,365
700		Chesapeake Utilities Corp	22,771
1,150	*	Clean Harbors, Inc	62,089
6,360	*	El Paso Electric Co	88,786
3,389		Empire District Electric Co	55,986
1,600		EnergySolutions, Inc	14,720
1,100	*	Heritage-Crystal Clean, Inc	13,365
2,500		Idacorp, Inc	65,350
4,651		Laclede Group, Inc	154,088
400		MGE Energy, Inc	13,420
3,345		New Jersey Resources Corp	123,899
3,570		Nicor, Inc	123,593
6,791		NorthWestern Corp	154,562
3,200	*	Pike Electric Corp	38,560
5,500		PNM Resources, Inc	58,905
2,200		South Jersey Industries, Inc	76,758
5,214		Southwest Gas Corp	115,803
4,181		UIL Holdings Corp	93,863
1,590	*	Waste Connections, Inc	41,197
600	*	Waste Services, Inc	3,108
2,499		WGL Holdings, Inc	80,018

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,598,796

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.02%
900	*	Actel Corp	$9,657
13,042	*	Applied Micro Circuits Corp	106,031
15,794	*	Arris Group, Inc	192,056
1,650	*	AZZ, Inc	56,777
5,965	*	Benchmark Electronics, Inc	85,896
6,230	*	BigBand Networks, Inc	32,209
2,090	*	Ceradyne, Inc	36,909
734	*	Checkpoint Systems, Inc	11,516
473	*	Comtech Telecommunications Corp	15,079
4,774		CTS Corp	31,270
1,770		Cubic Corp	63,348
2,900	*	DDi Corp	13,137
9,083	*	EnerSys	165,220
4,477	*	Exar Corp	32,190
17,720	*	Exide Technologies	66,096
3,800	*	GSI Technology, Inc	14,668
12,410	*	GT Solar International, Inc	66,021
9,900	*	Harmonic, Inc	58,311
700	*	Harris Stratex Networks, Inc (Class A)	4,536
3,300	*	Intellon Corp	14,025
2,960	*	InterDigital, Inc	72,342
2,800		IXYS Corp	28,336
19,800	*	Lattice Semiconductor Corp	37,224
3,600	*	MEMSIC, Inc	15,264
5,366		Methode Electronics, Inc	37,669
7,620	*	Microsemi Corp	105,156
7,082	*	Microtune, Inc	16,572
1,200	*	MIPS Technologies, Inc	3,600
4,038	*	Multi-Fineline Electronix, Inc	86,413
4,246	*	Omnivision Technologies, Inc	44,116
8,800	*	Openwave Systems, Inc	19,712
2,979	*	Oplink Communications, Inc	33,961
3,699	*	OSI Systems, Inc	77,124
5,830	*	Pericom Semiconductor Corp	49,089
3,400	*	Photronics, Inc	13,770
5,990		Plantronics, Inc	113,271
3,930	*	Plexus Corp	80,408
6,080	*	PMC - Sierra, Inc	48,397
4,355	*	Polycom, Inc	88,276
1,721	*	Powell Industries, Inc	63,797
1,000		Raven Industries, Inc	25,600
738		Regal-Beloit Corp	29,313
3,939	*	Seachange International, Inc	31,630
4,370	*	Semtech Corp	69,527
11,927	*	Silicon Image, Inc	27,432
13,717	*	Silicon Storage Technology, Inc	25,651
14,020	*	Skyworks Solutions, Inc	137,116
2,364	*	Starent Networks Corp	57,705
2,930	*	Symmetricom, Inc	16,906
1,974	*	Synaptics, Inc	76,295
4,000	*	Tekelec	67,320
7,118	*	Tessera Technologies, Inc	180,014
5,100	*	Trident Microsystems, Inc	8,874
10,966	*	Triquint Semiconductor, Inc	58,229
3,673	*	TTM Technologies, Inc	29,237
1,600	*	Universal Electronics, Inc	32,272
5,200	*	Utstarcom, Inc	8,476
840	*	Viasat, Inc	21,538
161	*	Volterra Semiconductor Corp	2,116
3,300	*	White Electronic Designs Corp	15,279
8,019	*	Zoran Corp	87,407

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,117,386

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

ENGINEERING AND MANAGEMENT SERVICES - 2.60%
1,144	*	Affymax, Inc	$21,084
952	*	Ariad Pharmaceuticals, Inc	1,514
6,530	*	Celera Corp	49,824
350	*	Exelixis, Inc	1,705
2,346	*	Exponent, Inc	57,500
1,500	*	Furmanite Corp	6,690
659	*	Incyte Corp	2,168
2,700	*	Infinity Pharmaceuticals, Inc	15,768
9,900	*	Insmed, Inc	9,900
7,810	*	Isis Pharmaceuticals, Inc	128,865
2,482	*	Luminex Corp	46,016
100		MAXIMUS, Inc	4,125
8,016	*	Maxygen, Inc	53,868
2,400		MedQuist, Inc	14,592
1,768	*	Michael Baker Corp	74,892
1,380	*	Myriad Genetics, Inc	49,197
4,820	*	Regeneron Pharmaceuticals, Inc	86,374
5,068	*	Repligen Corp	27,874
5,923	*	Seattle Genetics, Inc	57,572
3,123	*	Tetra Tech, Inc	89,474
300		VSE Corp	7,848
2,409		Watson Wyatt & Co Holdings (Class A)	90,410

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	897,260

FABRICATED METAL PRODUCTS - 1.59%
5,305	*	Bway Holding Co	92,997
5,688	*	Chart Industries, Inc	103,408
5,568		CIRCOR International, Inc	131,460
3,328		Gulf Island Fabrication, Inc	52,682
1,000	*	Hawk Corp	13,850
1,893		Silgan Holdings, Inc	92,814
9,800	*	Smith & Wesson Holding Corp	55,664
484		Sturm Ruger & Co, Inc	6,021

		TOTAL FABRICATED METAL PRODUCTS	548,896

FISHING, HUNTING, AND TRAPPING - 0.07%
2,584	*	HQ Sustainable Maritime Industries, Inc	23,644

		TOTAL FISHING, HUNTING, AND TRAPPING	23,644

FOOD AND KINDRED PRODUCTS - 1.23%
100	*	Central Garden & Pet Co	1,099
417		Coca-Cola Bottling Co Consolidated	22,989
10,127	*	Darling International, Inc	66,838
2,210		Flowers Foods, Inc	48,266
1,919		J&J Snack Foods Corp	68,892
1,590		Lancaster Colony Corp	70,072
1,100		Lance, Inc	25,443
2,400	*	Matrixx Initiatives, Inc	13,416
1,240	*	National Beverage Corp	13,206
2,650	*	Peet’s Coffee & Tea, Inc	66,780
600		Sanderson Farms, Inc	27,000

		TOTAL FOOD AND KINDRED PRODUCTS	424,001

FOOD STORES - 0.86%
2,100	*	Great Atlantic & Pacific Tea Co, Inc	8,925
540		Ingles Markets, Inc (Class A)	8,230
5,189	*	Pantry, Inc	86,137
2,114		Ruddick Corp	49,531

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

570		Village Super Market (Class A)	$16,958
2,808		Weis Markets, Inc	94,123
2,653	*	Winn-Dixie Stores, Inc	33,269

		TOTAL FOOD STORES	297,173

FURNITURE AND FIXTURES - 0.30%
1,800		Furniture Brands International, Inc	5,454
2,838		Herman Miller, Inc	43,534
2,273		Kimball International, Inc (Class B)	14,184
1,700		La-Z-Boy, Inc	8,024
1,900	*	Sealy Corp	3,724
2,200		Tempur-Pedic International, Inc	28,754

		TOTAL FURNITURE AND FIXTURES	103,674

FURNITURE AND HOME FURNISHINGS STORES - 0.35%
12,122		Knoll, Inc	91,884
15,140	*	Pier 1 Imports, Inc	30,129

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	122,013

GENERAL BUILDING CONTRACTORS - 0.64%
960		Brookfield Homes Corp	3,840
5,190	*	Hovnanian Enterprises, Inc (Class A)	12,248
2,500	*	M/I Homes, Inc	24,475
2,100	*	Meritage Homes Corp	39,606
4,500	*	Perini Corp	78,120
2,821		Ryland Group, Inc	47,280
6,800	*	Standard-Pacific Corp	13,804

		TOTAL GENERAL BUILDING CONTRACTORS	219,373

GENERAL MERCHANDISE STORES - 0.93%
11,152	*	99 Cents Only Stores	151,444
2,960		Casey’s General Stores, Inc	76,042
2,517	*	Conn’s, Inc	31,463
3,800		Dillard’s, Inc (Class A)	34,960
1,056		Fred’s, Inc (Class A)	13,306
6,267	*	Retail Ventures, Inc	13,662

		TOTAL GENERAL MERCHANDISE STORES	320,877

HEALTH SERVICES - 1.11%
2,000	*	Amedisys, Inc	66,039
1,100	*	America Service Group, Inc	17,677
3,518	*	China Sky One Medical, Inc	47,423
5,300	*	Continucare Corp	12,349
7,881	*	CryoLife, Inc	43,661
1,200	*	Genomic Health, Inc	20,796
1,950	*	Gentiva Health Services, Inc	32,097
8,655	*	Immunomedics, Inc	21,984
1,510	*	LHC Group, Inc	33,537
1,404	*	Life Sciences Research, Inc	10,067
2,600	*	Nighthawk Radiology Holdings, Inc	9,620
3,723	*	Odyssey HealthCare, Inc	38,272
1,573	*	Skilled Healthcare Group, Inc (Class A)	11,798
2,200	*	Sun Healthcare Group, Inc	18,568

		TOTAL HEALTH SERVICES	383,888

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.56%
1,850		Granite Construction, Inc	$61,568
1,730	*	LB Foster Co (Class A)	52,021
6,957	*	Matrix Service Co	79,866

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	193,455

HOLDING AND OTHER INVESTMENT OFFICES - 5.73%
4,034		Agree Realty Corp	73,943
12,000		Allied Capital Corp	41,760
1,726		American Campus Communities, Inc	38,283
5,950		Anworth Mortgage Asset Corp	42,900
27,353		Ashford Hospitality Trust, Inc	76,862
2,000		Associated Estates Realty Corp	11,920
4,940		Capstead Mortgage Corp	62,787
17,426		Cedar Shopping Centers, Inc	78,766
270		Corporate Office Properties Trust	7,919
1,900		Danvers Bancorp, Inc	25,555
9,680		DiamondRock Hospitality Co	60,597
1,245		EastGroup Properties, Inc	41,110
4,342		Education Realty Trust, Inc	18,627
1,000		Entertainment Properties Trust	20,600
1,550		Equity Lifestyle Properties, Inc	57,629
2,260		Extra Space Storage, Inc	18,871
5,900		FelCor Lodging Trust, Inc	14,514
2,740		First Potomac Realty Trust	26,715
1,784		Getty Realty Corp	33,664
1,440		Gladstone Commercial Corp	18,662
7,974		Glimcher Realty Trust	23,125
3,044		Hersha Hospitality Trust	7,549
2,000		Highwoods Properties, Inc	44,740
2,200		Kilroy Realty Corp	45,188
548		Kite Realty Group Trust	1,600
6,371		LTC Properties, Inc	130,287
10,470		MFA Mortgage Investments, Inc	72,452
1,322		Mid-America Apartment Communities, Inc	48,531
3,484		Mission West Properties, Inc	23,796
2,596		National Retail Properties, Inc	45,041
2,200		Parkway Properties, Inc	28,600
2,780		Potlatch Corp	67,526
6,534		Prospect Capital Corp	60,113
3,532		PS Business Parks, Inc	171,091
2,220		Realty Income Corp	48,662
5,626		Resource Capital Corp	18,003
320		Saul Centers, Inc	9,462
3,060		Senior Housing Properties Trust	49,939
4,762		Sovran Self Storage, Inc	117,145
13,344		Sunstone Hotel Investors, Inc	71,390
870		Tanger Factory Outlet Centers, Inc	28,214
987		Urstadt Biddle Properties, Inc (Class A)	13,897
16,278		U-Store-It Trust	79,762

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,977,797

HOTELS AND OTHER LODGING PLACES - 0.33%
2,100		Ameristar Casinos, Inc	39,963
1,000	*	Isle of Capri Casinos, Inc	13,320
2,210	*	Vail Resorts, Inc	59,272

		TOTAL HOTELS AND OTHER LODGING PLACES	112,555

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.64%
1,557	*	3PAR, Inc	19,307
900		Alamo Group, Inc	9,090
17,288	*	Allis-Chalmers Energy, Inc	39,935

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,222	*	Altra Holdings, Inc	$31,623
2,725		Ampco-Pittsburgh Corp	63,901
871		Black Box Corp	29,152
800	*	Bolt Technology Corp	8,992
15,315	*	Cirrus Logic, Inc	68,918
700	*	Colfax Corp	5,404
2,497	*	Columbus McKinnon Corp	31,587
1,090	*	Cray, Inc	8,589
1,124	*	Dril-Quip, Inc	42,824
2,210	*	Emulex Corp	21,614
3,658	*	ENGlobal Corp	17,997
6,441	*	EnPro Industries, Inc	116,003
17,927	*	Entegris, Inc	48,761
20,480	*	Extreme Networks, Inc	40,960
1,233	*	Intermec, Inc	15,906
963	*	Kadant, Inc	10,872
7,008	*	Kulicke & Soffa Industries, Inc	24,037
2,000	*	Micros Systems, Inc	50,640
10,638		Modine Manufacturing Co	51,062
7,645	*	Netezza Corp	63,606
2,190	*	Netgear, Inc	31,558
23,300	*	Quantum Corp	19,339
4,890	*	Riverbed Technology, Inc	113,399
5,994		Robbins & Myers, Inc	115,386
5,099		Sauer-Danfoss, Inc	31,257
2,285		Standex International Corp	26,506
4,070	*	Super Micro Computer, Inc	31,176
3,470		Woodward Governor Co	68,706

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,258,107

INSTRUMENTS AND RELATED PRODUCTS - 5.25%
700	*	Accuray, Inc	4,669
1,000	*	Align Technology, Inc	10,600
3,390	*	American Medical Systems Holdings, Inc	53,562
740		American Science & Engineering, Inc	51,149
630	*	Bio-Rad Laboratories, Inc (Class A)	47,552
4,127	*	Bruker BioSciences Corp	38,216
5,359	*	Cantel Medical Corp	86,977
84	*	Conmed Corp	1,304
2,800	*	Cyberonics, Inc	46,564
2,328	*	Cynosure, Inc (Class A)	17,809
4,254	*	Depomed, Inc	13,826
1,040	*	Dionex Corp	63,471
2,000	*	DXP Enterprises, Inc	22,940
15,900		Eastman Kodak Co	47,064
5,324	*	Fossil, Inc	128,202
1,740	*	Haemonetics Corp	99,180
1,686	*	Hanger Orthopedic Group, Inc	22,913
3,841	*	I-Flow Corp	26,657
6,340		Invacare Corp	111,901
600	*	IRIS International, Inc	7,080
4,100	*	ISTA Pharmaceuticals, Inc	17,220
2,778	*	Kensey Nash Corp	72,811
2,408	*	Kopin Corp	8,837
900	*	LaBarge, Inc	8,343
2,670	*	Masimo Corp	64,374
5,230	*	Merit Medical Systems, Inc	85,249
273		Mine Safety Appliances Co	6,579
3,234		MTS Systems Corp	66,782
127	*	NuVasive, Inc	5,664
1,000	*	Orthofix International NV	25,010
10,000	*	RAE Systems, Inc	13,800

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,885	*	SonoSite, Inc	$57,873
8,130		STERIS Corp	212,030
3,749	*	Symmetry Medical, Inc	34,941
3,182	*	Teledyne Technologies, Inc	104,211
1,480	*	Thoratec Corp	39,634
2,018	*	Varian, Inc	79,570
254	*	Zoll Medical Corp	4,912
400	*	Zygo Corp	1,864

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,811,340

INSURANCE AGENTS, BROKERS AND SERVICE - 0.11%
7,703	*	Crawford & Co (Class B)	36,974

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	36,974

INSURANCE CARRIERS - 3.76%
200	*	American Safety Insurance Holdings Ltd	2,722
5,400	*	Amerisafe, Inc	84,024
5,047	*	Argo Group International Holdings Ltd	142,426
2,238		Aspen Insurance Holdings Ltd	49,997
9,477		Assured Guaranty Ltd	117,325
3,180	*	Catalyst Health Solutions, Inc	79,309
4,425	*	Centene Corp	88,412
5,466	*	CNA Surety Corp	73,736
13,800	*	Conseco, Inc	32,706
3,670	*	Hallmark Financial Services	26,241
202	*	Healthspring, Inc	2,194
2,200		Maiden Holdings Ltd	14,432
2,204		Max Re Capital Ltd	40,686
13,101		Meadowbrook Insurance Group, Inc	85,550
6,900	*	Metropolitan Health Networks, Inc	13,869
12,300		MGIC Investment Corp	54,120
5,190	*	Molina Healthcare, Inc	124,145
200		National Interstate Corp	3,036
1,178		Odyssey Re Holdings Corp	47,096
3,378	*	PMA Capital Corp (Class A)	15,370
200		Presidential Life Corp	1,514
6,743		Radian Group, Inc	18,341
156		Safety Insurance Group, Inc	4,767
3,200	*	SeaBright Insurance Holdings, Inc	32,416
765		State Auto Financial Corp	13,388
500		Tower Group, Inc	12,390
7,652	*	Universal American Financial Corp	66,725
2,330		Validus Holdings Ltd	51,213

		TOTAL INSURANCE CARRIERS	1,298,150

LEATHER AND LEATHER PRODUCTS - 0.58%
1,700	*	Genesco, Inc	31,909
2,506	*	Steven Madden Ltd	63,778
1,500	*	Timberland Co (Class A)	19,905
3,842		Wolverine World Wide, Inc	84,754

		TOTAL LEATHER AND LEATHER PRODUCTS	200,346

LEGAL SERVICES - 0.13%
1,034	*	Pre-Paid Legal Services, Inc	45,072

		TOTAL LEGAL SERVICES	45,072

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.49%
4,570	*	Emergency Medical Services Corp (Class A)	$168,267

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	168,267

METAL MINING - 0.23%
3,059	*	Coeur d’Alene Mines Corp	37,626
9,700	*	Hecla Mining Co	25,996
370		Royal Gold, Inc	15,429

		TOTAL METAL MINING	79,051

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
1,960		Blyth, Inc	64,269
97	*	RC2 Corp	1,283

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	65,552

MISCELLANEOUS RETAIL - 1.61%
9,383	*	1-800-FLOWERS.COM, Inc (Class A)	18,015
2,800	*	Allion Healthcare, Inc	16,660
1,800		Books-A-Million, Inc	12,798
9,262	*	Borders Group, Inc	34,084
3,173		Cash America International, Inc	74,216
668	*	CKX, Inc	4,736
8,049	*	Ezcorp, Inc (Class A)	86,769
4,200	*	HSN, Inc	44,394
4,012	*	Jo-Ann Stores, Inc	82,928
1,912		Nutri/System, Inc	27,724
2,100	*	PC Connection, Inc	11,025
3,130		Systemax, Inc	37,278
2,293		World Fuel Services Corp	94,541
2,700	*	Zale Corp	9,288

		TOTAL MISCELLANEOUS RETAIL	554,456

MOTION PICTURES - 0.25%
1,800	*	Carmike Cinemas, Inc	15,084
3,715		Cinemark Holdings, Inc	42,054
2,057		National CineMedia, Inc	28,304

		TOTAL MOTION PICTURES	85,442

NONDEPOSITORY INSTITUTIONS - 0.95%
7,789		Advance America Cash Advance Centers, Inc	34,505
20,312		Apollo Investment Corp	121,872
4,150		Ares Capital Corp	33,449
498		BlackRock Kelso Capital Corp	3,103
10,370	*	Boise, Inc	17,836
5,025		Chimera Investment Corp	17,537
675	*	Doral Financial Corp	1,688
200	*,b	DVI, Inc	0
1,800		Kohlberg Capital Corp	11,376
509		NGP Capital Resources Co	2,988
4,240	*	World Acceptance Corp	84,418

		TOTAL NONDEPOSITORY INSTITUTIONS	328,772

NONMETALLIC MINERALS, EXCEPT FUELS - 0.14%
910		Compass Minerals International, Inc	49,968

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	49,968

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

OIL AND GAS EXTRACTION - 2.78%
1,600	*	Approach Resources, Inc	$11,040
1,650	*	Arena Resources, Inc	52,553
2,876	*	Basic Energy Services, Inc	19,643
2,100		Berry Petroleum Co (Class A)	39,039
2,717	*	Bill Barrett Corp	74,609
2,848	*	Cal Dive International, Inc	24,578
2,084	*	Clayton Williams Energy, Inc	39,325
8,984	*	Complete Production Services, Inc	57,138
1,200	*	Concho Resources, Inc	34,428
2,515	*	Dawson Geophysical Co	75,073
5,900	*	Delta Petroleum Corp	11,387
18,912	*	Endeavour International Corp	25,720
1,300	*	Georesources, Inc	13,260
400	*	Gulfport Energy Corp	2,740
3,100	*	Hercules Offshore, Inc	12,307
11,537	*	McMoRan Exploration Co	68,761
1,000		Panhandle Oil and Gas, Inc (Class A)	19,630
9,735	*	Parker Drilling Co	42,250
3,589		Penn Virginia Corp	58,752
1,480	*	Petroleum Development Corp	23,221
2,800	*	Pioneer Drilling Co	13,412
2,453	*	Stone Energy Corp	18,201
1,543	*	Superior Well Services, Inc	9,181
2,800	*	TGC Industries, Inc	13,636
1,600	*	Union Drilling, Inc	10,592
12,989	*	Vaalco Energy, Inc	54,943
1,678	*	Venoco, Inc	12,870
9,729	*	Willbros Group, Inc	121,710

		TOTAL OIL AND GAS EXTRACTION	959,999

PAPER AND ALLIED PRODUCTS - 1.01%
2,373	*	Buckeye Technologies, Inc	10,655
2,500	*	Domtar Corporation	41,450
8,693		Glatfelter	77,368
2,367		Rock-Tenn Co (Class A)	90,325
4,321		Schweitzer-Mauduit International, Inc	117,573
1,458		Wausau Paper Corp	9,798

		TOTAL PAPER AND ALLIED PRODUCTS	347,169

PERSONAL SERVICES - 0.19%
2,120	*	Steiner Leisure Ltd	64,724

		TOTAL PERSONAL SERVICES	64,724

PETROLEUM AND COAL PRODUCTS - 0.61%
1,500		Alon USA Energy, Inc	15,525
7,516	*	CVR Energy, Inc	55,092
2,300		Delek US Holdings, Inc	19,504
23,957	*	Gran Tierra Energy, Inc	82,652
5,150	*	Western Refining, Inc	36,359

		TOTAL PETROLEUM AND COAL PRODUCTS	209,132

PRIMARY METAL INDUSTRIES - 1.13%
4,660		Belden CDT, Inc	77,822
3,900	*	Century Aluminum Co	24,297
4,845		Encore Wire Corp	103,441
1,734	*	Haynes International, Inc	41,096
1,700	*	Horsehead Holding Corp	12,665
3,730		Mueller Industries, Inc	77,584
4,280		Worthington Industries, Inc	54,741

		TOTAL PRIMARY METAL INDUSTRIES	391,646

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

PRINTING AND PUBLISHING - 0.49%
2,920	*	Consolidated Graphics, Inc	$50,866
1,477		CSS Industries, Inc	30,101
697		Ennis, Inc	8,685
6,900		EW Scripps Co (Class A)	14,421
4,615		Standard Register Co	15,045
1,150	*	VistaPrint Ltd	49,048

		TOTAL PRINTING AND PUBLISHING	168,166

REAL ESTATE - 0.22%
4,713		DuPont Fabros Technology, Inc	44,396
3,978	*	LoopNet, Inc	30,830

		TOTAL REAL ESTATE	75,226

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.53%
5,410		A. Schulman, Inc	81,745
1,340	*	Deckers Outdoor Corp	94,162
700		Spartech Corp	6,433

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	182,340

SECURITY AND COMMODITY BROKERS - 1.30%
3,290		Duff & Phelps Corp	58,496
23,689	*	E*Trade Financial Corp	30,322
800		Evercore Partners, Inc (Class A)	15,712
700		Fifth Street Finance Corp	7,028
7,597		GFI Group, Inc	51,204
6,750	*	Knight Capital Group, Inc (Class A)	115,087
600		Oppenheimer Holdings, Inc	12,702
1,130	*	Stifel Financial Corp	54,342
7,544		SWS Group, Inc	105,390

		TOTAL SECURITY AND COMMODITY BROKERS	450,283

SOCIAL SERVICES - 0.01%
189	*	Res-Care, Inc	2,703

		TOTAL SOCIAL SERVICES	2,703

SPECIAL TRADE CONTRACTORS - 1.19%
3,429	*	AsiaInfo Holdings, Inc	59,013
400		Chemed Corp	15,792
7,510		Comfort Systems USA, Inc	76,978
9,998	*	Dycom Industries, Inc	110,678
7,410	*	EMCOR Group, Inc	149,089

		TOTAL SPECIAL TRADE CONTRACTORS	411,550

STONE, CLAY, AND GLASS PRODUCTS - 0.31%
4,940		Apogee Enterprises, Inc	60,762
1,340		CARBO Ceramics, Inc	45,828

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	106,590

TRANSPORTATION BY AIR - 0.97%
7,800	*	Air Transport Services Group, Inc	18,096
3,546	*	Alaska Air Group, Inc	64,750
2,390	*	Allegiant Travel Co	94,740
16,665	*	Hawaiian Holdings, Inc	100,323
100	*	PHI, Inc	1,714
5,440		Skywest, Inc	55,488

		TOTAL TRANSPORTATION BY AIR	335,111

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION EQUIPMENT - 2.62%
16,460		ArvinMeritor, Inc	$72,259
4,370	*	ATC Technology Corp	63,365
13,623		Brunswick Corp	58,851
6,977	*	Cogo Group, Inc	41,653
11,538	*	Dana Holding Corp	14,769
2,761		Ducommun, Inc	51,879
1,275		Federal Signal Corp	9,754
5,380	*	Force Protection, Inc	47,559
506		Heico Corp	18,348
2,423		Kaman Corp	40,464
1,000	*	LMI Aerospace, Inc	10,120
4,180	*	Orbital Sciences Corp	63,411
2,390		Polaris Industries, Inc	76,767
7,420		Spartan Motors, Inc	84,069
4,000	*	Tenneco, Inc	42,400
613	*	TransDigm Group, Inc	22,191
3,431		Triumph Group, Inc	137,239
1,490		Westinghouse Air Brake Technologies Corp	47,933

		TOTAL TRANSPORTATION EQUIPMENT	903,031

TRANSPORTATION SERVICES - 0.23%
1,201	*	Dynamex, Inc	18,483
2,948	*	Hub Group, Inc (Class A)	60,847

		TOTAL TRANSPORTATION SERVICES	79,330

TRUCKING AND WAREHOUSING - 0.73%
3,438	*	Marten Transport Ltd	71,373
4,866	*	Saia, Inc	87,636
1,100	*	USA Truck, Inc	14,883
4,330		Werner Enterprises, Inc	78,460

		TOTAL TRUCKING AND WAREHOUSING	252,352

WATER TRANSPORTATION - 0.26%
1,690	*	American Commercial Lines, Inc	26,161
2,190		Genco Shipping & Trading Ltd	47,567
468		International Shipholding Corp	12,617
1,000	*	Ultrapetrol Bahamas Ltd	4,430

		TOTAL WATER TRANSPORTATION	90,775

WHOLESALE TRADE-DURABLE GOODS - 1.68%
1,400		Applied Industrial Technologies, Inc	27,580
1,228	*	Beacon Roofing Supply, Inc	17,757
5,376		Castle (A.M.) & Co	64,942
2,595		Houston Wire & Cable Co	30,906
500	*	Insight Enterprises, Inc	4,830
3,295		Knight Transportation, Inc	54,532
1,996	*	MWI Veterinary Supply, Inc	69,581
3,615		Owens & Minor, Inc	158,409
6,284	*	PSS World Medical, Inc	116,317
1,400	*	Solera Holdings, Inc	35,560

		TOTAL WHOLESALE TRADE-DURABLE GOODS	580,414

WHOLESALE TRADE-NONDURABLE GOODS - 1.46%
2,153		Aceto Corp	14,361
10,224	*	Alliance One International, Inc	38,851
4,000	*	BioScrip, Inc	23,680
1,173	*	Core-Mark Holding Co, Inc	30,568
3,623	*	LSB Industries, Inc	58,584
225		Nash Finch Co	6,089

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
4,794		Nu Skin Enterprises, Inc (Class A)	$73,348
2,703		Spartan Stores, Inc	33,544
2,110	*	Tractor Supply Co	87,185
3,698	*	United Stationers, Inc	128,986
911	*	Zhongpin, Inc	9,438

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	504,634

		TOTAL COMMON STOCKS (Cost $38,068,891)	34,622,045

		TOTAL PORTFOLIO - 100.26% (Cost $38,068,891)	34,622,045
		OTHER ASSETS AND LIABILITIES, NET - (0.26)%	(89,513)

		NET ASSETS - 100.00%	$34,532,532

*	Non-income producing

b	In bankruptcy

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.88%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
536	*	Chiquita Brands International, Inc	$5,499
38		Griffin Land & Nurseries, Inc (Class A)	1,189

		TOTAL AGRICULTURAL PRODUCTION-CROPS	6,688

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
200		Cal-Maine Foods, Inc	4,992
4		Seaboard Corp	4,488

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	9,480

AGRICULTURAL SERVICES - 0.00%
130	*	Cadiz, Inc	1,252
125		Calavo Growers, Inc	2,479

		TOTAL AGRICULTURAL SERVICES	3,731

AMUSEMENT AND RECREATION SERVICES - 0.58%
656	*	Bally Technologies, Inc	19,628
134		Churchill Downs, Inc	4,510
267		Dover Downs Gaming & Entertainment, Inc	1,242
3,894	*	Electronic Arts, Inc	84,577
338		International Speedway Corp (Class A)	8,656
484	*	Life Time Fitness, Inc	9,685
1,012	*	Live Nation, Inc	4,918
322	*	Multimedia Games, Inc	1,597
807	*	Penn National Gaming, Inc	23,492
793	*	Pinnacle Entertainment, Inc	7,367
164		Speedway Motorsports, Inc	2,257
382	*	Ticketmaster	2,452
178	*	Town Sports International Holdings, Inc	668
22,432		Walt Disney Co	523,338
675	*	Warner Music Group Corp	3,949
500	*	WMS Industries, Inc	15,755
251		World Wrestling Entertainment, Inc (Class A)	3,153
357	*	Youbet.com, Inc	1,178

		TOTAL AMUSEMENT AND RECREATION SERVICES	718,422

APPAREL AND ACCESSORY STORES - 0.58%
1,092		Abercrombie & Fitch Co (Class A)	27,726
813	*	Aeropostale, Inc	27,862
374	*	American Apparel, Inc	1,361
1,966		American Eagle Outfitters, Inc	27,858
671	*	AnnTaylor Stores Corp	5,355
380		Bebe Stores, Inc	2,614
482		Brown Shoe Co, Inc	3,490
310		Buckle, Inc	9,849
638	*	Carter’s, Inc	15,701
325		Cato Corp (Class A)	5,668
270	*	Charlotte Russe Holding, Inc	3,478
1,400	*	Charming Shoppes, Inc	5,208
2,122	*	Chico’s FAS, Inc	20,647
271	*	Children’s Place Retail Stores, Inc	7,163
390		Christopher & Banks Corp	2,617
243	*	Citi Trends, Inc	6,289
733	*	Collective Brands, Inc	10,680

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

59	*	Destination Maternity Corp	$984
600	*	Dress Barn, Inc	8,580
200	*	DSW, Inc (Class A)	1,970
681		Finish Line, Inc (Class A)	5,053
1,799		Foot Locker, Inc	18,836
5,819		Gap, Inc	95,431
1,141	*	Hanesbrands, Inc	17,126
450	*	Hot Topic, Inc	3,290
578	*	J Crew Group, Inc	15,618
220	*	JOS A Bank Clothiers, Inc	7,581
3,679	*	Kohl’s Corp	157,276
3,240		Limited Brands, Inc	38,783
512	*	New York & Co, Inc	1,582
1,992		Nordstrom, Inc	39,621
675	*	Pacific Sunwear Of California, Inc	2,275
1,530		Ross Stores, Inc	59,057
66	*	Shoe Carnival, Inc	787
411		Stage Stores, Inc	4,562
232		Talbots, Inc	1,253
359	*	Tween Brands, Inc	2,398
399	*	Under Armour, Inc (Class A)	8,930
1,518	*	Urban Outfitters, Inc	31,681
1,045	*	Wet Seal, Inc (Class A)	3,208

		TOTAL APPAREL AND ACCESSORY STORES	709,448

APPAREL AND OTHER TEXTILE PRODUCTS - 0.35%
165		Columbia Sportswear Co	5,102
340	*	G-III Apparel Group Ltd	3,907
686		Guess ?, Inc	17,685
353	*	Gymboree Corp	12,524
1,084		Jones Apparel Group, Inc	11,631
1,595		Liz Claiborne, Inc	4,594
490	*	Lululemon Athletica, Inc	6,385
300	*	Maidenform Brands, Inc	3,441
4,316		Nike, Inc (Class B)	223,482
624		Phillips-Van Heusen Corp	17,903
663		Polo Ralph Lauren Corp (Class A)	35,497
1,365	*	Quiksilver, Inc	2,525
304	*	True Religion Apparel, Inc	6,779
1,068		VF Corp	59,114
515	*	Warnaco Group, Inc	16,686

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	427,255

AUTO REPAIR, SERVICES AND PARKING - 0.05%
100	*	Amerco, Inc	3,715
268	*	Dollar Thrifty Automotive Group, Inc	3,739
2,251	*	Hertz Global Holdings, Inc	17,985
251	*	Midas, Inc	2,630
304		Monro Muffler, Inc	7,816
655		Ryder System, Inc	18,288
97	*	Standard Parking Corp	1,580
465	*	Wright Express Corp	11,844

		TOTAL AUTO REPAIR, SERVICES AND PARKING	67,597

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.22%
1,149		Advance Auto Parts	47,672
122	*	America’s Car-Mart, Inc	2,501
359		Asbury Automotive Group, Inc	3,676
877	*	Autonation, Inc	15,216
387	*	Autozone, Inc	58,480
2,687	*	Carmax, Inc	39,499
763	*	Copart, Inc	26,453
205	*	Lithia Motors, Inc (Class A)	1,894
1,637	*	O’Reilly Automotive, Inc	62,337

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

500		Penske Auto Group, Inc	$8,320
333	*	Rush Enterprises, Inc (Class A)	3,879
287		Sonic Automotive, Inc (Class A)	2,916

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	272,843

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.72%
876	*	Builders FirstSource, Inc	3,644
1,576		Fastenal Co	52,276
20,468		Home Depot, Inc	483,659
17,841		Lowe’s Cos, Inc	346,294
278	*	Lumber Liquidators, Inc	4,381

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	890,254

BUSINESS SERVICES - 7.69%
4,638	*	3Com Corp	21,845
128	*	3D Systems Corp	923
556		Aaron Rents, Inc	16,580
549		ABM Industries, Inc	9,920
392	*	Acacia Research (Acacia Technologies)	3,085
400	*	ACI Worldwide, Inc	5,584
551	*	ActivIdentity Corp	1,394
6,743	*	Activision Blizzard, Inc	85,164
620	*	Actuate Corp	2,964
820		Acxiom Corp	7,241
335		Administaff, Inc	7,795
6,322	*	Adobe Systems, Inc	178,913
187	*	Advent Software, Inc	6,132
1,094	*	Affiliated Computer Services, Inc (Class A)	48,595
532		Aircastle Ltd	3,910
2,097	*	Akamai Technologies, Inc	40,220
702	*	Alliance Data Systems Corp	28,915
2,332	*	Amdocs Ltd	50,021
412	*	American Reprographics Co	3,428
276		American Software, Inc (Class A)	1,590
407	*	AMICAS, Inc	1,131
357	*	AMN Healthcare Services, Inc	2,278
1,083	*	Ansys, Inc	33,746
318	*	APAC Customer Services, Inc	1,631
410		Arbitron, Inc	6,515
223	*	ArcSight, Inc	3,963
968	*	Ariba, Inc	9,525
1,522	*	Art Technology Group, Inc	5,784
96	*	Asset Acceptance Capital Corp	738
404	*	athenahealth, Inc	14,952
2,757	*	Autodesk, Inc	52,328
6,165		Automatic Data Processing, Inc	218,487
1,088	*	Avis Budget Group, Inc	6,147
484	*	Avocent Corp	6,757
140	*	Bankrate, Inc	3,534
97		Barrett Business Services, Inc	1,019
574		BGC Partners, Inc (Class A)	2,175
479		Blackbaud, Inc	7,448
353	*	Blackboard, Inc	10,188
479	*	Blue Coat Systems, Inc	7,923
2,278	*	BMC Software, Inc	76,974
300	*	Bottomline Technologies, Inc	2,703
797	*	BPZ Energy, Inc	3,897
549		Brady Corp (Class A)	13,791
550		Brink’s Co	15,967
539	*	Brink’s Home Security Holdings, Inc	15,259
4,755		CA, Inc	82,880
357	*	CACI International, Inc (Class A)	15,247
3,072	*	Cadence Design Systems, Inc	18,125
333	*	Callidus Software, Inc	949
161	*	Capella Education Co	9,652

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

439	*	Cavium Networks, Inc	$7,380
854	*	CBIZ, Inc	6,080
809	*	Cerner Corp	50,393
338	*	Chordiant Software, Inc	1,227
834	*	Ciber, Inc	2,585
2,183	*	Citrix Systems, Inc	69,616
400	*	Clear Channel Outdoor Holdings, Inc (Class A)	2,120
118	*	Clinical Data, Inc	1,300
706	*	Cogent Communications Group, Inc	5,754
473	*	Cogent, Inc	5,075
459		Cognex Corp	6,486
3,527	*	Cognizant Technology Solutions Corp (Class A)	94,171
487	*	Commvault Systems, Inc	8,074
227		Compass Diversified Trust	1,836
165	*	Compellent Technologies, Inc	2,516
185		Computer Programs & Systems, Inc	7,087
1,848	*	Computer Sciences Corp	81,866
174	*	Computer Task Group, Inc	1,061
3,298	*	Compuware Corp	22,624
100	*	COMSYS IT Partners, Inc	585
491	*	Concur Technologies, Inc	15,260
290	*	Constant Contact, Inc	5,754
1,260	*	Convergys Corp	11,693
222	*	CoStar Group, Inc	8,851
485	*	CSG Systems International, Inc	6,421
843	*	Cybersource Corp	12,898
556	*	Data Domain, Inc	18,543
485	*	DealerTrack Holdings, Inc	8,245
567		Deluxe Corp	7,263
187	*	Dice Holdings, Inc	870
453	*	Digital River, Inc	16,453
259	*	DivX, Inc	1,422
202	*	Double-Take Software, Inc	1,747
490	*	DST Systems, Inc	18,106
106	*	Dynamics Research Corp	1,061
299	*	DynCorp International, Inc (Class A)	5,020
1,405	*	Earthlink, Inc	10,411
13,462	*	eBay, Inc	230,603
72	*	Ebix, Inc	2,255
330	*	Echelon Corp	2,798
673	*	Eclipsys Corp	11,966
248		Electro Rent Corp	2,354
630	*	Electronics for Imaging, Inc	6,716
714	*	Entrust, Inc	1,292
698	*	Epicor Software Corp	3,699
405	*	EPIQ Systems, Inc	6,217
1,500		Equifax, Inc	39,150
1,464	*	Evergreen Energy, Inc	1,435
250	*	ExlService Holdings, Inc	2,803
2,251	*	Expedia, Inc	34,013
920	*	F5 Networks, Inc	31,823
486		Factset Research Systems, Inc	24,237
659		Fair Isaac Corp	10,188
313	*	FalconStor Software, Inc	1,487
2,240		Fidelity National Information Services, Inc	44,710
113	*	First Advantage Corp (Class A)	1,719
1,882	*	Fiserv, Inc	86,007
178	*	Forrester Research, Inc	4,370
739	*	Gartner, Inc	11,277
483	*	Global Cash Access, Inc	3,845
192	*	Global Sources Ltd	1,384
2,891	*	Google, Inc (Class A)	1,218,816
194	*	GSE Systems, Inc	1,310
334	*	H&E Equipment Services, Inc	3,123
476	*	Hackett Group, Inc	1,109
550		Healthcare Services Group	9,834

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

451		Heartland Payment Systems, Inc	$4,316
55	*	HeartWare International, Inc	1,535
200		Heidrick & Struggles International, Inc	3,650
1,249	*	HLTH Corp	16,362
335	*	HMS Holdings Corp	13,641
400	*	i2 Technologies, Inc	5,020
117	*	ICT Group, Inc	1,021
213		iGate Corp	1,410
571	*	IHS, Inc (Class A)	28,476
2,198		IMS Health, Inc	27,915
311		infoGROUP, Inc	1,776
974	*	Informatica Corp	16,743
367		Infospace, Inc	2,433
259	*	Innerworkings, Inc	1,230
268	*	Innodata Isogen, Inc	1,174
174	*	Integral Systems, Inc	1,448
439		Interactive Data Corp	10,158
144	*	Interactive Intelligence, Inc	1,765
538	*	Internap Network Services Corp	1,878
333	*	Internet Brands, Inc (Class A)	2,331
405	*	Internet Capital Group, Inc	2,726
5,779	*	Interpublic Group of Cos, Inc	29,184
3,860	*	Intuit, Inc	108,698
377	*	inVentiv Health, Inc	5,101
581	*	Ipass, Inc	930
2,177	*	Iron Mountain, Inc	62,589
1,014		Jack Henry & Associates, Inc	21,041
316	*	JDA Software Group, Inc	4,727
6,268	*	Juniper Networks, Inc	147,925
300		Kelly Services, Inc (Class A)	3,285
276	*	Kenexa Corp	3,193
168	*	Keynote Systems, Inc	1,284
271	*	Kforce, Inc	2,241
298	*	Knot, Inc	2,348
500	*	Korn/Ferry International	5,320
772	*	Lamar Advertising Co (Class A)	11,788
1,649	*	Lawson Software, Inc	9,201
884	*	Limelight Networks, Inc	3,890
704	*	Lionbridge Technologies	1,295
163	*	Liquidity Services, Inc	1,607
493	*	Liveperson, Inc	1,972
311	*	Manhattan Associates, Inc	5,666
925		Manpower, Inc	39,165
292	*	Mantech International Corp (Class A)	12,568
206		Marchex, Inc (Class B)	694
1,028		Mastercard, Inc (Class A)	171,995
1,876	*	McAfee, Inc	79,148
1,031	*	Mentor Graphics Corp	5,640
93,214		Microsoft Corp	2,215,696
100	*	MicroStrategy, Inc (Class A)	5,022
529	*	ModusLink Global Solutions, Inc	3,629
991	*	MoneyGram International, Inc	1,764
165	*	Monotype Imaging Holdings, Inc	1,124
1,517	*	Monster Worldwide, Inc	17,916
2,243		Moody’s Corp	59,103
2,786	*	Move, Inc	6,018
1,117	*	MPS Group, Inc	8,534
477	*	MSC Software Corp	3,177
74	*	NCI, Inc (Class A)	2,251
2,098	*	NCR Corp	24,819
400	*	Ness Technologies, Inc	1,564
510	*	NetFlix, Inc	21,083
341	*	Netscout Systems, Inc	3,199
201	*	NetSuite, Inc	2,374
357	*	Network Equipment Technologies, Inc	1,521
612		NIC, Inc	4,143

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,067	*	Novell, Inc	$18,424
2,506	*	Nuance Communications, Inc	30,298
3,781		Omnicom Group, Inc	119,404
828	*	Omniture, Inc	10,400
282	*	On Assignment, Inc	1,103
222	*	Online Resources Corp	1,385
38	*	OpenTable, Inc	1,146
1,027	*	OpenTV Corp (Class A)	1,356
155		Opnet Technologies, Inc	1,420
46,150		Oracle Corp	988,532
1,404	*	Parametric Technology Corp	16,413
237		PC-Tel, Inc	1,268
162		Pegasystems, Inc	4,274
320	*	Perficient, Inc	2,237
1,057	*	Perot Systems Corp (Class A)	15,147
191	*	Pervasive Software, Inc	1,163
640	*	Phase Forward, Inc	9,670
306	*	Phoenix Technologies Ltd	829
176	*	Portfolio Recovery Associates, Inc	6,816
762	*	Premiere Global Services, Inc	8,260
476	*	Progress Software Corp	10,077
147	*	PROS Holdings, Inc	1,194
108		QAD, Inc	351
274		Quality Systems, Inc	15,607
829	*	Quest Software, Inc	11,556
803	*	Rackspace Hosting, Inc	11,130
237	*	Radiant Systems, Inc	1,967
187	*	Radisys Corp	1,685
754	*	Raser Technologies, Inc	2,111
1,196	*	RealNetworks, Inc	3,576
2,323	*	Red Hat, Inc	46,762
100		Renaissance Learning, Inc	921
770	*	Rent-A-Center, Inc	13,729
240	*	Rewards Network, Inc	907
200	*	RightNow Technologies, Inc	2,360
230	*	Riskmetrics Group Inc	4,062
1,798		Robert Half International, Inc	42,469
466		Rollins, Inc	8,066
76	*	Rosetta Stone, Inc	2,085
820	*	RSC Holdings, Inc	5,510
792	*	S1 Corp	5,465
286	*	Saba Software, Inc	1,101
1,309	*	Salesforce.com, Inc	49,965
996	*	Sapient Corp	6,265
527	*	Smith Micro Software, Inc	5,175
351	*	Sohu.com, Inc	22,053
143	*	SolarWinds, Inc	2,358
542	*	SonicWALL, Inc	2,970
3,028	*	Sonus Networks, Inc	4,875
810		Sotheby’s (Class A)	11,429
235	*	Sourcefire, Inc	2,912
624	*	Spherion Corp	2,571
200	*	SPSS, Inc	6,674
501	*	SRA International, Inc (Class A)	8,798
152	*	StarTek, Inc	1,219
234	*	Stratasys, Inc	2,572
445	*	SuccessFactors, Inc	4,085
383	*	SumTotal Systems, Inc	1,842
8,985	*	Sun Microsystems, Inc	82,842
513	*	Support.com, Inc	1,118
1,024	*	Sybase, Inc	32,092
420	*	SYKES Enterprises, Inc	7,598
9,909	*	Symantec Corp	154,184
203	*	Synchronoss Technologies, Inc	2,491
233	*	SYNNEX Corp	5,823
1,849	*	Synopsys, Inc	36,074

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

140		Syntel, Inc	$4,402
925		Take-Two Interactive Software, Inc	8,760
200		TAL International Group, Inc	2,180
377	*	Taleo Corp (Class A)	6,888
455	*	TeleTech Holdings, Inc	6,893
112		Textainer Group Holdings Ltd	1,287
787	*	THQ, Inc	5,635
2,110	*	TIBCO Software, Inc	15,129
207	*	Tier Technologies, Inc	1,590
303	*	TNS, Inc	5,681
1,957		Total System Services, Inc	26,204
359	*	TradeStation Group, Inc	3,037
550	*	TrueBlue, Inc	4,620
295	*	Ultimate Software Group, Inc	7,151
181	*	Unica Corp	992
4,460	*	Unisys Corp	6,735
872		United Online, Inc	5,677
1,054	*	United Rentals, Inc	6,840
1,094	*	Valueclick, Inc	11,509
248	*	Vasco Data Security International	1,813
2,328	*	VeriSign, Inc	43,021
263		Viad Corp	4,529
306	*	Vignette Corp	4,024
156	*	Virtusa Corp	1,253
5,422		Visa, Inc (Class A)	337,573
619	*	VMware, Inc (Class A)	16,880
202	*	Vocus, Inc	3,992
150	*	Volt Information Sciences, Inc	941
97	*	WebMD Health Corp (Class A)	2,902
564	*	Websense, Inc	10,062
309	*	Website Pros, Inc	1,740
752	*	Wind River Systems, Inc	8,618
14,406	*	Yahoo!, Inc	225,597

		TOTAL BUSINESS SERVICES	9,461,142

CHEMICALS AND ALLIED PRODUCTS - 12.14%
18,622		Abbott Laboratories	875,978
75	*	Abraxis Bioscience, Inc	2,765
457	*	Acorda Therapeutics, Inc	12,883
524	*	Adolor Corp	922
2,507		Air Products & Chemicals, Inc	161,927
276	*	Albany Molecular Research, Inc	2,316
1,104		Albemarle Corp	28,229
1,027		Alberto-Culver Co	26,117
996	*	Alexion Pharmaceuticals, Inc	40,956
1,288	*	Alkermes, Inc	13,936
752	*	Allos Therapeutics, Inc	6,234
434	*	Alnylam Pharmaceuticals, Inc	9,665
205	*	AMAG Pharmaceuticals, Inc	11,207
702	*	American Oriental Bioengineering, Inc	3,714
241		American Vanguard Corp	2,723
12,278	*	Amgen, Inc	649,996
182	*	Amicus Therapeutics, Inc	2,084
340		Arch Chemicals, Inc	8,361
341	*	Ardea Biosciences, Inc	5,367
955	*	Arena Pharmaceuticals, Inc	4,765
364	*	Arqule, Inc	2,235
600	*	Array Biopharma, Inc	1,884
244	*	ARYx Therapeutics, Inc	1,008
567	*	Auxilium Pharmaceuticals, Inc	17,792
745	*	AVANIR Pharmaceuticals, Inc	1,654
1,360		Avery Dennison Corp	34,925
937	*	AVI BioPharma, Inc	1,480
5,157		Avon Products, Inc	132,947
221		Balchem Corp	5,419

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

254	*	BioCryst Pharmaceuticals, Inc	$1,024
125	*	Biodel, Inc	645
3,484	*	Biogen Idec, Inc	157,303
1,203	*	BioMarin Pharmaceuticals, Inc	18,779
528	*	BioMimetic Therapeutics, Inc	4,879
45	*	Biospecifics Technologies Corp	1,072
23,891		Bristol-Myers Squibb Co	485,226
793		Cabot Corp	9,976
480	*	Cadence Pharmaceuticals, Inc	4,795
730	*	Calgon Carbon Corp	10,140
206	*	Cambrex Corp	849
1,762		Celanese Corp (Series A)	41,848
5,574	*	Celgene Corp	266,660
5,618	*	Cell Therapeutics, Inc	9,663
175	*	Celldex Therapeutics, Inc	1,369
871	*	Cephalon, Inc	49,342
641		CF Industries Holdings, Inc	47,524
799	*	Charles River Laboratories International, Inc	26,966
259	*	Chattem, Inc	17,638
110	*	China Precision Steel, Inc	273
90	*	China-Biotics, Inc	970
848		Church & Dwight Co, Inc	46,055
1,668		Clorox Co	93,124
6,032		Colgate-Palmolive Co	426,704
171	*	Cougar Biotechnology, Inc	7,346
711	*	Cubist Pharmaceuticals, Inc	13,033
754	*	Curis, Inc	1,199
565	*	Cypress Bioscience, Inc	5,322
525		Cytec Industries, Inc	9,776
530	*	Cytokinetics, Inc	1,500
335	*	Cytori Therapeutics, Inc	1,209
1,374	*	Dendreon Corp	34,144
3,461	*	Discovery Laboratories, Inc	3,565
13,436		Dow Chemical Co	216,857
10,908		Du Pont (E.I.) de Nemours & Co	279,463
698	*	Durect Corp	1,661
868		Eastman Chemical Co	32,897
2,855		Ecolab, Inc	111,316
12,236		Eli Lilly & Co	423,855
350	*	Elizabeth Arden, Inc	3,056
220	*	Emergent Biosolutions, Inc	3,153
551	*	Enzon Pharmaceuticals, Inc	4,336
1,307		Estee Lauder Cos (Class A)	42,700
254	*	Facet Biotech Corp	2,360
494		Ferro Corp	1,359
876		FMC Corp	41,435
3,713	*	Forest Laboratories, Inc	93,233
3,222	*	Genzyme Corp	179,369
1,012	*	Geron Corp	7,762
10,982	*	Gilead Sciences, Inc	514,396
400	*	GTx, Inc	3,692
605		H.B. Fuller Co	11,356
705	*	Halozyme Therapeutics, Inc	4,914
107		Hawkins, Inc	2,416
1,361	*	Hemispherx Biopharma, Inc	3,457
1,953	*	Hospira, Inc	75,230
1,379	*	Human Genome Sciences, Inc	3,944
1,847		Huntsman Corp	9,290
325	*	ICO, Inc	884
135	*	Idenix Pharmaceuticals, Inc	497
237	*	Idera Pharmaceuticals, Inc	1,389
720	*	Idexx Laboratories, Inc	33,264
866	*	Immucor, Inc	11,916
580	*	Immunogen, Inc	4,994
738	*	Impax Laboratories, Inc	5,432
229		Innophos Holdings, Inc	3,868

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

262		Innospec, Inc	$2,817
472	*	Inspire Pharmaceuticals, Inc	2,624
140		Inter Parfums, Inc	1,028
464	*	InterMune, Inc	7,053
952		International Flavors & Fragrances, Inc	31,149
901	*	Inverness Medical Innovations, Inc	32,058
2,108	*	Invitrogen Corp	87,946
453	*	Javelin Pharmaceuticals, Inc	557
33,272		Johnson & Johnson	1,889,849
162		Kaiser Aluminum Corp	5,817
2,997	*	King Pharmaceuticals, Inc	28,861
239		Koppers Holdings, Inc	6,302
360	*	KV Pharmaceutical Co (Class A)	1,156
230	*	Landec Corp	1,562
1,382	*	Ligand Pharmaceuticals, Inc (Class B)	3,953
776		Lubrizol Corp	36,713
342		Mannatech, Inc	1,129
641	*	MannKind Corp	5,327
94	*	MAP Pharmaceuticals, Inc	1,149
400		Martek Biosciences Corp	8,460
1,476	*	Medarex, Inc	12,325
547	*	Medicines Co	4,589
709		Medicis Pharmaceutical Corp (Class A)	11,571
152	*	Medifast, Inc	1,742
358	*	Medivation, Inc	8,023
25,455		Merck & Co, Inc	711,721
489		Meridian Bioscience, Inc	11,042
519	*	Micromet, Inc	2,585
246		Minerals Technologies, Inc	8,861
213	*	Molecular Insight Pharmaceuticals, Inc	1,101
571	*	Momenta Pharmaceuticals, Inc	6,869
6,590		Monsanto Co	489,900
1,911		Mosaic Co	84,657
3,666	*	Mylan Laboratories, Inc	47,841
283	*	Myriad Pharmaceuticals, Inc	1,316
612	*	Nabi Biopharmaceuticals	1,481
1,671		Nalco Holding Co	28,140
650	*	NBTY, Inc	18,278
559	*	Neurocrine Biosciences, Inc	1,806
138		NewMarket Corp	9,292
113		NL Industries, Inc	834
765	*	Novavax, Inc	2,509
302	*	Noven Pharmaceuticals, Inc	4,319
544	*	NPS Pharmaceuticals, Inc	2,535
127	*	Nutraceutical International Corp	1,320
203	*	Obagi Medical Products, Inc	1,480
943		Olin Corp	11,212
346	*	OM Group, Inc	10,041
511	*	Omnova Solutions, Inc	1,666
47	*	OncoGenex Pharmaceutical, Inc	1,028
687	*	Onyx Pharmaceuticals, Inc	19,415
348	*	Optimer Pharmaceuticals, Inc	5,210
360	*	OraSure Technologies, Inc	889
224	*	Orexigen Therapeutics, Inc	1,149
682	*	OSI Pharmaceuticals, Inc	19,253
170	*	Osiris Therapeutics, Inc	2,283
1,543	*	Pactiv Corp	33,483
300	*	Pain Therapeutics, Inc	1,611
364	*	Par Pharmaceutical Cos, Inc	5,515
647	*	Parexel International Corp	9,304
1,443		PDL BioPharma, Inc	11,400
960		Perrigo Co	26,669
278	*	PetMed Express, Inc	4,178
81,524		Pfizer, Inc	1,222,859
176	*	Pharmasset, Inc	1,980
370	*	PharMerica Corp	7,263

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

965	*	PolyOne Corp	$2,615
285	*	Poniard Pharmaceuticals, Inc	1,701
322	*	Pozen, Inc	2,473
1,986		PPG Industries, Inc	87,185
3,712		Praxair, Inc	263,812
400	*	Prestige Brands Holdings, Inc	2,460
35,193		Procter & Gamble Co	1,798,361
300	*	Progenics Pharmaceuticals, Inc	1,545
431	*	Protalix BioTherapeutics, Inc	1,948
622	*	Questcor Pharmaceuticals, Inc	3,110
333	*	Quidel Corp	4,848
238	*	Revlon, Inc (Class A)	1,295
577	*	Rockwood Holdings, Inc	8,447
1,552		RPM International, Inc	21,790
581	*	Salix Pharmaceuticals Ltd	5,734
630	*	Santarus, Inc	1,777
19,637		Schering-Plough Corp	493,280
450	*	Sciclone Pharmaceuticals, Inc	1,152
597		Scotts Miracle-Gro Co (Class A)	20,925
600		Sensient Technologies Corp	13,542
1,321	*	Sepracor, Inc	22,880
1,215		Sherwin-Williams Co	65,306
310	*	SIGA Technologies, Inc	2,616
1,529		Sigma-Aldrich Corp	75,777
1,238	*	Solutia, Inc	7,131
394	*	Spectrum Pharmaceuticals, Inc	3,014
1,224	*	StemCells, Inc	2,081
100		Stepan Co	4,416
703	*	SuperGen, Inc	1,413
147	*	SurModics, Inc	3,327
584	*	Theravance, Inc	8,550
332	*	Ulta Salon Cosmetics & Fragrance, Inc	3,692
1,020	*	Unifi, Inc	1,448
282	*	United Therapeutics Corp	23,499
92	*	USANA Health Sciences, Inc	2,735
1,324	*	USEC, Inc	7,044
822	*	Valeant Pharmaceuticals International	21,142
1,208		Valspar Corp	27,216
317	*	Vanda Pharmaceuticals, Inc	3,731
2,090	*	Vertex Pharmaceuticals, Inc	74,488
423	*	Vical, Inc	1,146
931	*	Viropharma, Inc	5,521
1,211	*	Warner Chilcott Ltd (Class A)	15,925
1,274	*	Watson Pharmaceuticals, Inc	42,921
220		Westlake Chemical Corp	4,486
802	*	WR Grace & Co	9,921
16,063		Wyeth	729,099
288	*	Xenoport, Inc	6,673
405	*	Zymogenetics, Inc	1,863

		TOTAL CHEMICALS AND ALLIED PRODUCTS	14,950,274

COAL MINING - 0.20%
862	*	Alpha Natural Resources, Inc	22,645
1,747		Arch Coal, Inc	26,851
2,180		Consol Energy, Inc	74,033
1,314	*	International Coal Group, Inc	3,758
420	*	James River Coal Co	6,355
1,033		Massey Energy Co	20,185
3,230		Peabody Energy Corp	97,416
108	*	Westmoreland Coal Co	875

		TOTAL COAL MINING	252,118

COMMUNICATIONS - 4.38%
75	*	AboveNet, Inc	6,074
743		Adtran, Inc	15,952

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

463		Alaska Communications Systems Group, Inc	$3,389
4,779	*	American Tower Corp (Class A)	150,682
356	*	Anixter International, Inc	13,382
711	*	Aruba Networks, Inc	6,214
71,238		AT&T, Inc	1,769,551
105		Atlantic Tele-Network, Inc	4,125
200	*	Audiovox Corp (Class A)	1,172
552	*	Brightpoint, Inc	3,461
2,863		Cablevision Systems Corp (Class A)	55,571
277	*	Cbeyond Communications, Inc	3,975
7,337		CBS Corp (Class B)	50,772
1,031	*	Centennial Communications Corp	8,619
463	*	Central European Media Enterprises Ltd (Class A)	9,116
1,226		CenturyTel, Inc	37,638
3,005	*	Cincinnati Bell, Inc	8,534
765	*	Clearwire Corp (Class A)	4,230
34,714		Comcast Corp (Class A)	503,006
305		Consolidated Communications Holdings, Inc	3,572
3,507	*	Crown Castle International Corp	84,238
200	*	Crown Media Holdings, Inc (Class A)	334
454	*	CTC Media, Inc	5,366
169		D&E Communications, Inc	1,729
217	*	DG FastChannel, Inc	3,971
178	*	DigitalGlobe, Inc	3,418
5,577	*	DIRECTV Group, Inc	137,808
2,386	*	DISH Network Corp (Class A)	38,677
1,725		Embarq Corp	72,554
435	*	Equinix, Inc	31,642
922		Fairpoint Communications, Inc	553
74	*	Fibernet Telecom Group, Inc	919
52		Fisher Communications, Inc	665
3,935		Frontier Communications Corp	28,096
464	*	General Communication, Inc (Class A)	3,216
193	*	GeoEye, Inc	4,547
267	*	Global Crossing Ltd	2,451
998		Global Payments, Inc	37,385
158		HickoryTech Corp	1,213
71	*	Hughes Communications, Inc	1,621
1,298	*	IAC/InterActiveCorp	20,833
361		Ibasis, Inc	473
400		Iowa Telecommunications Services, Inc	5,004
180	*	iPCS, Inc	2,693
592	*	j2 Global Communications, Inc	13,356
284	*	Knology, Inc	2,451
710	*	Leap Wireless International, Inc	23,380
19,656	*	Level 3 Communications, Inc	29,681
3,215	*	Liberty Global, Inc (Class A)	51,086
968	*	Liberty Media Corp - Capital (Series A)	13,126
6,197	*	Liberty Media Corp - Entertainment (Series A)	165,770
6,941	*	Liberty Media Holding Corp (Interactive A)	34,774
281	*	Lin TV Corp (Class A)	472
573	*	Mastec, Inc	6,716
493	*	Mediacom Communications Corp (Class A)	2,519
3,026	*	MetroPCS Communications, Inc	40,276
874	*	NeuStar, Inc (Class A)	19,368
391	*	Neutral Tandem, Inc	11,542
1,998	*	NII Holdings, Inc (Class B)	38,102
435	*	Novatel Wireless, Inc	3,924
363		NTELOS Holdings Corp	6,686
1,409	*	PAETEC Holding Corp	3,804
28		Preformed Line Products Co	1,234
17,793		Qwest Communications International, Inc	73,841
429	*	RCN Corp	2,561
423	*	SAVVIS, Inc	4,848
1,392	*	SBA Communications Corp (Class A)	34,160
1,065		Scripps Networks Interactive (Class A)	29,639

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

364		Shenandoah Telecom Co	$7,386
383		Sinclair Broadcast Group, Inc (Class A)	743
33,883	*	Sprint Nextel Corp	162,977
172	*	SureWest Communications	1,801
244	*	Switch & Data Facilities Co, Inc	2,862
823	*	Syniverse Holdings, Inc	13,193
370	*	TeleCommunication Systems, Inc (Class A)	2,631
1,095		Telephone & Data Systems, Inc	30,989
500	*	Terremark Worldwide, Inc	2,890
4,277		Time Warner Cable, Inc	135,453
1,259	*	TiVo, Inc	13,194
200	*	US Cellular Corp	7,690
250		USA Mobility, Inc	3,190
34,264		Verizon Communications, Inc	1,052,932
6,556	*	Viacom, Inc (Class B)	148,821
442	*	Virgin Mobile USA, Inc (Class A)	1,777
5,275		Windstream Corp	44,099

		TOTAL COMMUNICATIONS	5,394,385

DEPOSITORY INSTITUTIONS - 6.26%
180		1st Source Corp	3,109
278		Abington Bancorp, Inc	2,213
51		Alliance Financial Corp	1,446
71		American National Bankshares, Inc	1,369
108		Ameris Bancorp	683
77		Ames National Corp	1,880
100		Arrow Financial Corp	2,700
1,626		Associated Banc-Corp	20,325
951		Astoria Financial Corp	8,160
130		Bancfirst Corp	4,495
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	3,704
46		Bancorp Rhode Island, Inc	907
1,007		Bancorpsouth, Inc	20,674
838		Bank Mutual Corp	7,307
92,378		Bank of America Corp	1,219,389
645		Bank of Hawaii Corp	23,110
37		Bank of Kentucky Financial Corp	1,036
61		Bank of Marin Bancorp	1,644
14,364		Bank of New York Mellon Corp	421,008
322		Bank of the Ozarks, Inc	6,965
300		BankFinancial Corp	2,658
79		Banner Corp	302
36		Bar Harbor Bankshares	1,111
7,837		BB&T Corp	172,256
392	*	Beneficial Mutual Bancorp, Inc	3,763
165		Berkshire Hills Bancorp, Inc	3,429
290		BOK Financial Corp	10,924
826		Boston Private Financial Holdings, Inc	3,700
75	*	Bridge Bancorp, Inc	2,042
668		Brookline Bancorp, Inc	6,226
86		Bryn Mawr Bank Corp	1,623
87		Camden National Corp	2,961
101		Capital City Bank Group, Inc	1,702
276		Capitol Federal Financial	10,579
286		Cardinal Financial Corp	2,239
75		Cass Information Systems, Inc	2,456
518		Cathay General Bancorp	4,926
127	*	Center Bancorp, Inc	1,035
113		Centerstate Banks of Florida, Inc	838
311		Central Pacific Financial Corp	1,166
234		Chemical Financial Corp	4,659
80	*	Chicopee Bancorp, Inc	1,038
66,336		Citigroup, Inc	197,017
101		Citizens & Northern Corp	2,078
48		Citizens Holding Co	1,498
955	*	Citizens Republic Bancorp, Inc	678

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

335		City Holding Co	$10,171
554		City National Corp	20,404
112		Clifton Savings Bancorp, Inc	1,205
105		CNB Financial Corp	1,488
150		CoBiz, Inc	962
2,813		Colonial Bancgroup, Inc	1,744
170		Columbia Banking System, Inc	1,739
1,772		Comerica, Inc	37,478
788		Commerce Bancshares, Inc	25,082
400		Community Bank System, Inc	5,824
182		Community Trust Bancorp, Inc	4,869
626		Cullen/Frost Bankers, Inc	28,871
799		CVB Financial Corp	4,770
309		Dime Community Bancshares	2,815
300	*	Dollar Financial Corp	4,137
118	*	Eagle Bancorp, Inc	1,035
833		East West Bancorp, Inc	5,406
90		Enterprise Financial Services Corp	818
110		ESB Financial Corp	1,443
197		ESSA Bancorp, Inc	2,693
589	*	Euronet Worldwide, Inc	11,421
78		Farmers Capital Bank Corp	1,963
6,959		Fifth Third Bancorp	49,409
126		Financial Institutions, Inc	1,721
174		First Bancorp	2,728
1,292		First Bancorp (Puerto Rico)	5,103
107		First Bancorp, Inc	2,083
291		First Busey Corp	2,139
70		First Citizens Bancshares, Inc (Class A)	9,356
1,229		First Commonwealth Financial Corp	7,792
72		First Community Bancshares, Inc	924
101	*	First Defiance Financial Corp	1,313
447		First Financial Bancorp	3,361
321		First Financial Bankshares, Inc	16,166
188		First Financial Corp	5,937
133		First Financial Holdings, Inc	1,250
261		First Financial Northwest, Inc	2,041
46		First Financial Service Corp	801
2,548	*	First Horizon National Corp	30,575
315		First Merchants Corp	2,529
545		First Midwest Bancorp, Inc	3,984
1,701		First Niagara Financial Group, Inc	19,425
66		First of Long Island Corp	1,527
88		First South Bancorp, Inc	1,021
960		FirstMerit Corp	16,301
485	*	Flagstar Bancorp, Inc	330
243		Flushing Financial Corp	2,272
979		FNB Corp	6,060
1,944		Fulton Financial Corp	10,128
133		German American Bancorp, Inc	1,917
860		Glacier Bancorp, Inc	12,702
123		Great Southern Bancorp, Inc	2,528
600	*	Guaranty Bancorp	1,146
218		Hampton Roads Bankshares, Inc	1,799
294		Hancock Holding Co	9,552
524		Harleysville National Corp	2,463
158		Heartland Financial USA, Inc	2,256
106	*	Home Bancorp, Inc	1,266
137		Home Bancshares, Inc	2,608
199		Home Federal Bancorp, Inc	2,028
5,646		Hudson City Bancorp, Inc	75,035
4,944		Huntington Bancshares, Inc	20,666
245		IBERIABANK Corp	9,655
252		Independent Bank Corp	4,964
674		International Bancshares Corp	6,949
579	*	Investors Bancorp, Inc	5,304

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

45,383		JPMorgan Chase & Co	$1,548,013
227		Kearny Financial Corp	2,597
6,230		Keycorp	32,645
249		Lakeland Bancorp, Inc	2,239
147		Lakeland Financial Corp	2,793
94		Legacy Bancorp, Inc	1,043
866		M&T Bank Corp	44,105
216		MainSource Financial Group, Inc	1,603
3,139		Marshall & Ilsley Corp	15,067
400		MB Financial, Inc	4,076
60		Merchants Bancshares, Inc	1,331
119	*	Meridian Interstate Bancorp, Inc	887
1,082	*	Metavante Technologies, Inc	27,981
56		Midsouth Bancorp, Inc	941
186		Nara Bancorp, Inc	963
100		NASB Financial, Inc	2,860
84		National Bankshares, Inc	2,016
842		National Penn Bancshares, Inc	3,882
374		NBT Bancorp, Inc	8,120
523	*	Net 1 UEPS Technologies, Inc	7,108
4,160		New York Community Bancorp, Inc	44,470
1,211		NewAlliance Bancshares, Inc	13,927
2,910		Northern Trust Corp	156,208
227		Northfield Bancorp, Inc	2,638
74		Northrim BanCorp, Inc	1,030
200		Northwest Bancorp, Inc	3,772
97		OceanFirst Financial Corp	1,161
48		Ohio Valley Banc Corp	1,408
869		Old National Bancorp	8,534
350		Old Second Bancorp, Inc	2,065
273		Oriental Financial Group, Inc	2,648
152	*	Oritani Financial Corp	2,084
60		Orrstown Financial Services, Inc	2,234
528		Pacific Capital Bancorp	1,130
154		Pacific Continental Corp	1,868
270		PacWest Bancorp	3,553
165		Park National Corp	9,319
95		Peapack Gladstone Financial Corp	1,833
47		Penns Woods Bancorp, Inc	1,370
58	*	Pennsylvania Commerce Bancorp, Inc	1,117
75		Peoples Bancorp, Inc	1,279
46	*	Peoples Financial Corp	874
4,172		People’s United Financial, Inc	62,747
400	*	Pinnacle Financial Partners, Inc	5,328
5,470		PNC Financial Services Group, Inc	212,290
3,154		Popular, Inc	6,939
274		Premierwest Bancorp	929
423		PrivateBancorp, Inc	9,408
555		Prosperity Bancshares, Inc	16,556
753		Provident Financial Services, Inc	6,852
421		Provident New York Bancorp	3,419
13,971		Regions Financial Corp	56,443
195		Renasant Corp	2,929
120		Republic Bancorp, Inc (Class A)	2,711
97		Rockville Financial, Inc	1,062
100		Roma Financial Corp	1,274
300		S&T Bancorp, Inc	3,648
210		S.Y. Bancorp, Inc	5,076
250		Sandy Spring Bancorp, Inc	3,675
121	*	Santander BanCorp	842
151		SCBT Financial Corp	3,577
98		Shore Bancshares, Inc	1,758
87		Sierra Bancorp	1,099
499	*	Signature Bank	13,533
169		Simmons First National Corp (Class A)	4,516
110		Smithtown Bancorp, Inc	1,407

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

800		South Financial Group, Inc	$952
127		Southside Bancshares, Inc	2,904
94		Southwest Bancorp, Inc	917
163		State Bancorp, Inc	1,232
5,948		State Street Corp	280,745
256		StellarOne Corp	3,315
119		Sterling Bancorp	994
994		Sterling Bancshares, Inc	6,292
561		Sterling Financial Corp	1,633
88		Suffolk Bancorp	2,256
147	*	Sun Bancorp, Inc	761
4,062		SunTrust Banks, Inc	66,820
979		Susquehanna Bancshares, Inc	4,787
400	*	SVB Financial Group	10,888
3,166		Synovus Financial Corp	9,466
1,554		TCF Financial Corp	20,777
429	*	Texas Capital Bancshares, Inc	6,637
1,000		TFS Financial Corp	10,620
126	*	The Bancorp, Inc	756
119		Tompkins Trustco, Inc	5,706
42		Tower Bancorp, Inc	1,476
232		TowneBank	3,248
171		Trico Bancshares	2,651
852		Trustco Bank Corp NY	5,035
711		Trustmark Corp	13,737
1,089		UCBH Holdings, Inc	1,372
372		UMB Financial Corp	14,140
733		Umpqua Holdings Corp	5,688
167		Union Bankshares Corp	2,500
437		United Bankshares, Inc	8,539
518		United Community Banks, Inc	3,101
201		United Financial Bancorp, Inc	2,778
75		United Security Bancshares	1,643
121		Univest Corp of Pennsylvania	2,451
22,892		US Bancorp	410,224
1,660		Valley National Bancorp	19,422
124		ViewPoint Financial Group	1,889
113		Washington Banking Co	1,064
1,006		Washington Federal, Inc	13,078
138		Washington Trust Bancorp, Inc	2,461
770		Webster Financial Corp	6,199
57,418		Wells Fargo & Co	1,392,960
301		WesBanco, Inc	4,377
189		West Bancorporation, Inc	945
390		Westamerica Bancorporation	19,348
554	*	Western Alliance Bancorp	3,789
8,469		Western Union Co	138,891
366		Westfield Financial, Inc	3,316
750		Whitney Holding Corp	6,870
772		Wilmington Trust Corp	10,546
167		Wilshire Bancorp, Inc	960
248		Wintrust Financial Corp	3,988
100		WSFS Financial Corp	2,731
135		Yadkin Valley Financial Corp	933
1,396		Zions Bancorporation	16,138

		TOTAL DEPOSITORY INSTITUTIONS	7,710,236

EATING AND DRINKING PLACES - 1.15%
208	*	AFC Enterprises	1,404
167	*	Benihana, Inc	1,055
239	*	BJ’s Restaurants, Inc	4,032
379		Bob Evans Farms, Inc	10,892
1,150		Brinker International, Inc	19,585
218	*	Buffalo Wild Wings, Inc	7,089
1,182		Burger King Holdings, Inc	20,413
262	*	California Pizza Kitchen, Inc	3,482

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

332		CBRL Group, Inc	$9,263
343	*	CEC Entertainment, Inc	10,112
844	*	Cheesecake Factory	14,601
385	*	Chipotle Mexican Grill, Inc (Class A)	30,800
622		CKE Restaurants, Inc	5,275
1,656		Darden Restaurants, Inc	54,615
949	*	Denny’s Corp	2,040
182		DineEquity, Inc	5,677
400	*	Domino’s Pizza, Inc	2,996
678	*	Jack in the Box, Inc	15,221
587	*	Krispy Kreme Doughnuts, Inc	1,761
273	*	Landry’s Restaurants, Inc	2,348
253	*	Luby’s, Inc	1,027
188	*	McCormick & Schmick’s Seafood Restaurants, Inc	1,431
13,320		McDonald’s Corp	765,766
300		O’Charleys, Inc	2,775
263	*	Papa John’s International, Inc	6,520
277	*	PF Chang’s China Bistro, Inc	8,881
150	*	Red Robin Gourmet Burgers, Inc	2,813
661	*	Ruby Tuesday, Inc	4,402
200	*	Ruth’s Chris Steak House, Inc	734
729	*	Sonic Corp	7,312
8,815	*	Starbucks Corp	122,440
400	*	Steak N Shake Co	3,496
602	*	Texas Roadhouse, Inc (Class A)	6,568
2,184		Tim Hortons, Inc	53,595
4,271		Wendy’s/Arby’s Group, Inc (Class A)	17,084
5,573		Yum! Brands, Inc	185,804

		TOTAL EATING AND DRINKING PLACES	1,413,309

EDUCATIONAL SERVICES - 0.25%
218	*	American Public Education, Inc	8,635
1,601	*	Apollo Group, Inc (Class A)	113,863
170	*	Bridgepoint Education, Inc	2,890
881	*	Career Education Corp	21,928
363	*	ChinaCast Education Corp	2,585
942	*	Corinthian Colleges, Inc	15,948
751		DeVry, Inc	37,580
228	*	Grand Canyon Education, Inc	3,826
458	*	ITT Educational Services, Inc	46,102
310	*	K12, Inc	6,681
92	*	Learning Tree International, Inc	948
115	*	Lincoln Educational Services Corp	2,407
168		Strayer Education, Inc	36,642
228	*	Universal Technical Institute, Inc	3,404

		TOTAL EDUCATIONAL SERVICES	303,439

ELECTRIC, GAS, AND SANITARY SERVICES - 4.55%
8,046	*	AES Corp	93,414
931		AGL Resources, Inc	29,606
2,021		Allegheny Energy, Inc	51,839
338		Allete, Inc	9,718
1,335		Alliant Energy Corp	34,884
2,537		Ameren Corp	63,146
200		American Ecology Corp	3,584
5,750		American Electric Power Co, Inc	166,118
225		American States Water Co	7,794
720		American Water Works Co, Inc	13,759
1,736		Aqua America, Inc	31,074
77		Artesian Resources Corp	1,227
1,066		Atmos Energy Corp	26,693
658		Avista Corp	11,719
446		Black Hills Corp	10,254
225		California Water Service Group	8,289
4,146	*	Calpine Corp	46,228
3,982		Centerpoint Energy, Inc	44,121

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

110		Central Vermont Public Service Corp	$1,991
250		CH Energy Group, Inc	11,675
76		Chesapeake Utilities Corp	2,472
355	*	Clean Energy Fuels Corp	3,057
245	*	Clean Harbors, Inc	13,228
728		Cleco Corp	16,322
2,460		CMS Energy Corp	29,717
98		Connecticut Water Service, Inc	2,126
3,270		Consolidated Edison, Inc	122,363
160		Consolidated Water Co, Inc	2,536
2,326		Constellation Energy Group, Inc	61,825
1,527	*	Covanta Holding Corp	25,898
456		Crosstex Energy, Inc	1,897
7,088		Dominion Resources, Inc	236,880
1,497		DPL, Inc	34,685
1,977		DTE Energy Co	63,264
15,301		Duke Energy Corp	223,241
5,637	*	Dynegy, Inc (Class A)	12,796
3,874		Edison International	121,876
8,722		El Paso Corp	80,504
600	*	El Paso Electric Co	8,376
388		Empire District Electric Co	6,410
866		Energen Corp	34,553
904		EnergySolutions, Inc	8,317
109	*	EnerNOC, Inc	2,362
2,368		Entergy Corp	183,567
7,954		Exelon Corp	407,323
3,624		FirstEnergy Corp	140,430
78		Florida Public Utilities Co	1,094
4,960		FPL Group, Inc	282,025
1,633		Great Plains Energy, Inc	25,393
1,196		Hawaiian Electric Industries, Inc	22,796
695		Idacorp, Inc	18,167
971		Integrys Energy Group, Inc	29,120
600		ITC Holdings Corp	27,216
250		Laclede Group, Inc	8,283
2,209		MDU Resources Group, Inc	41,905
287		MGE Energy, Inc	9,629
155		Middlesex Water Co	2,240
1,738	*	Mirant Corp	27,356
864		National Fuel Gas Co	31,173
508		New Jersey Resources Corp	18,816
545		Nicor, Inc	18,868
3,108		NiSource, Inc	36,239
2,126		Northeast Utilities	47,431
333		Northwest Natural Gas Co	14,759
435		NorthWestern Corp	9,901
3,121	*	NRG Energy, Inc	81,021
1,294		NSTAR	41,550
2,662		NV Energy, Inc	28,723
1,121		OGE Energy Corp	31,747
1,273		Oneok, Inc	37,541
240		Ormat Technologies, Inc	9,674
540		Otter Tail Corp	11,794
52		Pennichuck Corp	1,186
2,652		Pepco Holdings, Inc	35,643
629	*	Perma-Fix Environmental Services	1,522
4,346		PG&E Corp	167,060
228	*	Pico Holdings, Inc	6,544
962		Piedmont Natural Gas Co, Inc	23,194
200	*	Pike Electric Corp	2,410
1,246		Pinnacle West Capital Corp	37,567
1,049		PNM Resources, Inc	11,235
906		Portland General Electric Co	17,649
4,505		PPL Corp	148,485
3,431		Progress Energy, Inc	129,795

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

600	*,m	Progress Energy, Inc (CVO)	$150
6,060		Public Service Enterprise Group, Inc	197,737
2,092		Questar Corp	64,978
4,240	*	Reliant Energy, Inc	21,242
3,886		Republic Services, Inc	94,857
115		Resource America, Inc (Class A)	619
1,406		SCANA Corp	45,653
2,950		Sempra Energy	146,409
138		SJW Corp	3,133
340		South Jersey Industries, Inc	11,863
9,413		Southern Co	293,308
1,278		Southern Union Co	23,502
542		Southwest Gas Corp	12,038
303		Southwest Water Co	1,673
1,025	*	Stericycle, Inc	52,818
2,445		TECO Energy, Inc	29,169
1,309		UGI Corp	33,366
353		UIL Holdings Corp	7,925
432		Unisource Energy Corp	11,465
126	*	Unitil Corp	2,598
977		Vectren Corp	22,891
986	*	Waste Connections, Inc	25,547
5,913		Waste Management, Inc	166,510
229	*	Waste Services, Inc	1,186
1,310		Westar Energy, Inc	24,589
613		WGL Holdings, Inc	19,628
6,979		Williams Cos, Inc	108,942
1,446		Wisconsin Energy Corp	58,867
5,503		Xcel Energy, Inc	101,310
142		York Water Co	2,177

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,596,059

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.88%
475	*	Acme Packet, Inc	4,807
313	*	Actel Corp	3,358
468		Acuity Brands, Inc	13,127
1,457	*	Adaptec, Inc	3,861
1,296	*	ADC Telecommunications, Inc	10,316
395	*	Advanced Analogic Technologies, Inc	1,813
472	*	Advanced Battery Technologies, Inc	1,897
504	*	Advanced Energy Industries, Inc	4,531
6,784	*	Advanced Micro Devices, Inc	26,254
298	*	Airvana, Inc	1,898
3,544		Altera Corp	57,696
544	*	American Superconductor Corp	14,280
1,295		Ametek, Inc	44,781
1,245	*	Amkor Technology, Inc	5,889
1,994		Amphenol Corp (Class A)	63,090
891	*	Anadigics, Inc	3,733
3,522		Analog Devices, Inc	87,275
10,761	*	Apple Computer, Inc	1,532,688
891	*	Applied Micro Circuits Corp	7,244
144		Applied Signal Technology, Inc	3,673
1,549	*	Arris Group, Inc	18,836
525	*	Ascent Solar Technologies, Inc	4,106
802	*	Atheros Communications, Inc	15,430
5,300	*	Atmel Corp	19,769
395	*	ATMI, Inc	6,134
1,731	*	Avnet, Inc	36,403
583		AVX Corp	5,789
129	*	AZZ, Inc	4,439
542		Baldor Electric Co	12,894
100		Bel Fuse, Inc (Class B)	1,604
750	*	Benchmark Electronics, Inc	10,800
386	*	BigBand Networks, Inc	1,996
5,934	*	Broadcom Corp (Class A)	147,104

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

321	*	Ceradyne, Inc	$5,669
234	*	Ceva, Inc	2,031
500	*	Checkpoint Systems, Inc	7,845
469	*	China BAK Battery, Inc	1,384
311	*	China Security & Surveillance Technology, Inc	2,345
1,099	*	Ciena Corp	11,375
69,706	*	Cisco Systems, Inc	1,299,319
330	*	Comtech Telecommunications Corp	10,520
2,011		Cooper Industries Ltd (Class A)	62,442
1,076	*	Cree, Inc	31,624
300		CTS Corp	1,965
170		Cubic Corp	6,084
1,711	*	Cypress Semiconductor Corp	15,741
332	*	Diodes, Inc	5,192
633	*	Dolby Laboratories, Inc (Class A)	23,598
289	*	DSP Group, Inc	1,954
179	*	DTS, Inc	4,846
2,000		Eaton Corp	89,220
485	*	EchoStar Corp (Class A)	7,731
300	*	Electro Scientific Industries, Inc	3,354
834	*	EMCORE Corp	1,051
161	*	EMS Technologies, Inc	3,365
809	*	Energizer Holdings, Inc	42,262
585	*	Energy Conversion Devices, Inc	8,278
481	*	EnerSys	8,749
655	*	Entropic Communications, Inc	1,474
2,598	*	Evergreen Solar, Inc	5,638
520	*	Exar Corp	3,739
816	*	Exide Technologies	3,044
1,414	*	Fairchild Semiconductor International, Inc	9,884
618	*	First Solar, Inc	100,190
277		Franklin Electric Co, Inc	7,180
1,210	*	FuelCell Energy, Inc	5,058
127,843		General Electric Co	1,498,319
228	*	Globecomm Systems, Inc	1,639
191	*	GP Strategies Corp	1,125
1,560	*	GrafTech International Ltd	17,644
269	*	Greatbatch, Inc	6,082
474	*	GT Solar International, Inc	2,522
662		Harman International Industries, Inc	12,446
1,150	*	Harmonic, Inc	6,774
1,630		Harris Corp	46,227
670	*	Harris Stratex Networks, Inc (Class A)	4,342
334	*	Helen of Troy Ltd	5,608
1,161	*	Hexcel Corp	11,064
259	*	Hittite Microwave Corp	9,000
400		Imation Corp	3,044
1,220	*	Infinera Corp	11,139
1,945	*	Integrated Device Technology, Inc	11,748
67,433		Intel Corp	1,116,016
270	*	Intellon Corp	1,148
564	*	InterDigital, Inc	13,784
915	*	International Rectifier Corp	13,551
1,411		Intersil Corp (Class A)	17,736
217	*	IPG Photonics Corp	2,380
231	*	iRobot Corp	2,998
257		IXYS Corp	2,601
2,562	*	JDS Uniphase Corp	14,655
1,407		L-3 Communications Holdings, Inc	97,618
1,300	*	Lattice Semiconductor Corp	2,444
513		Lincoln Electric Holdings, Inc	18,489
2,683		Linear Technology Corp	62,648
261	*	Littelfuse, Inc	5,210
124	*	Loral Space & Communications, Inc	3,193
131		LSI Industries, Inc	714
7,838	*	LSI Logic Corp	35,741

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,174	*	Marvell Technology Group Ltd	$71,865
3,678		Maxim Integrated Products, Inc	57,708
211	*	Maxwell Technologies, Inc	2,918
2,701	*	MEMC Electronic Materials, Inc	48,105
223	*	Mercury Computer Systems, Inc	2,063
447		Methode Electronics, Inc	3,138
797		Micrel, Inc	5,834
2,137		Microchip Technology, Inc	48,189
10,253	*	Micron Technology, Inc	51,880
1,063	*	Microsemi Corp	14,669
1,000	*	Microtune, Inc	2,340
625	*	Microvision, Inc	1,919
436	*	MIPS Technologies, Inc	1,308
1,592		Molex, Inc	24,756
407	*	Monolithic Power Systems, Inc	9,121
510	*	Moog, Inc (Class A)	13,163
27,620		Motorola, Inc	183,121
160	*	Multi-Fineline Electronix, Inc	3,424
58		National Presto Industries, Inc	4,414
2,758		National Semiconductor Corp	34,613
4,020	*	NetApp, Inc	79,274
200	*	Netlogic Microsystems, Inc	7,292
1,139	*	Novellus Systems, Inc	19,021
55	*	NVE Corp	2,673
6,683	*	Nvidia Corp	75,451
634	*	Omnivision Technologies, Inc	6,587
4,849	*	ON Semiconductor Corp	33,264
1,006	*	Openwave Systems, Inc	2,253
252	*	Oplink Communications, Inc	2,873
205	*	OpNext, Inc	439
185	*	OSI Systems, Inc	3,857
232		Park Electrochemical Corp	4,995
265	*	Parkervision, Inc	811
304	*	Pericom Semiconductor Corp	2,560
500	*	Photronics, Inc	2,025
554		Plantronics, Inc	10,476
548	*	Plexus Corp	11,212
410	*	PLX Technology, Inc	1,546
2,504	*	PMC - Sierra, Inc	19,932
1,022	*	Polycom, Inc	20,716
314	*	Polypore International, Inc	3,492
94	*	Powell Industries, Inc	3,485
343		Power Integrations, Inc	8,160
1,100	*	Power-One, Inc	1,639
1,294	*	Powerwave Technologies, Inc	2,083
1,437	*	QLogic Corp	18,221
19,975		Qualcomm, Inc	902,870
1,317	*	Rambus, Inc	20,400
192		Raven Industries, Inc	4,915
420		Regal-Beloit Corp	16,682
3,137	*	RF Micro Devices, Inc	11,795
200	*	Rogers Corp	4,046
149	*	Rubicon Technology, Inc	2,128
611	*	SatCon Technology Corp	1,100
334	*	Seachange International, Inc	2,682
733	*	Semtech Corp	11,662
495	*	ShoreTel, Inc	3,960
1,131	*	Silicon Image, Inc	2,601
583	*	Silicon Laboratories, Inc	22,119
1,350	*	Silicon Storage Technology, Inc	2,525
1,872	*	Skyworks Solutions, Inc	18,308
549	*	Smart Modular Technologies WWH, Inc	1,246
153	*	Spectrum Control, Inc	1,346
300	*	Standard Microsystems Corp	6,135
426	*	Starent Networks Corp	10,399
1,243	*	Stoneridge, Inc	5,966

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,166	*	Sunpower Corp (Class A)	$31,062
100	*	Supertex, Inc	2,511
2,341	*	Sycamore Networks, Inc	7,327
396	*	Symmetricom, Inc	2,285
424	*	Synaptics, Inc	16,388
500		Technitrol, Inc	3,235
163	*	Techwell, Inc	1,386
806	*	Tekelec	13,565
437		Teleflex, Inc	19,591
4,811	*	Tellabs, Inc	27,567
560	*	Tessera Technologies, Inc	14,162
15,379		Texas Instruments, Inc	327,573
645	*	Thomas & Betts Corp	18,615
598	*	Trident Microsystems, Inc	1,041
1,986	*	Triquint Semiconductor, Inc	10,546
433	*	TTM Technologies, Inc	3,447
60	*	Ultralife Corp	430
269	*	Universal Display Corp	2,631
166	*	Universal Electronics, Inc	3,348
771	*	US Geothermal, Inc	1,095
1,960	*	Utstarcom, Inc	3,195
581	*	Valence Technology, Inc	1,040
881	*	Varian Semiconductor Equipment Associates, Inc	21,135
315	*	Viasat, Inc	8,077
200		Vicor Corp	1,444
2,260	*	Vishay Intertechnology, Inc	15,345
288	*	Volterra Semiconductor Corp	3,784
868		Whirlpool Corp	36,942
266	*	White Electronic Designs Corp	1,232
3,361		Xilinx, Inc	68,766
743	*	Zix Corp	1,115
350	*	Zoltek Cos, Inc	3,402
619	*	Zoran Corp	6,747

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	9,693,114

ENGINEERING AND MANAGEMENT SERVICES - 0.97%
319	*	Accelrys, Inc	1,885
7,403		Accenture Ltd (Class A)	247,703
188	*	Advisory Board Co	4,832
1,142	*	Aecom Technology Corp	36,544
166	*	Affymax, Inc	3,059
1,697	*	Amylin Pharmaceuticals, Inc	22,910
556	*	Ariad Pharmaceuticals, Inc	884
100		CDI Corp	1,115
906	*	Celera Corp	6,913
205	*	comScore, Inc	2,731
117	*	Cornell Cos, Inc	1,897
387		Corporate Executive Board Co	8,034
167	*	CRA International, Inc	4,636
303		Diamond Management & Technology Consultants, Inc	1,273
641	*	Dyax Corp	1,372
723	*	eResearch Technology, Inc	4,490
1,296	*	Exelixis, Inc	6,312
172	*	Exponent, Inc	4,216
2,155		Fluor Corp	110,529
148	*	Franklin Covey Co	922
408	*	Furmanite Corp	1,820
692	*	Genpact Ltd	8,131
668	*	Gen-Probe, Inc	28,711
1,008	*	Hewitt Associates, Inc (Class A)	30,018
270	*	Hill International, Inc	1,161
279	*	Huron Consulting Group, Inc	12,898
106	*	ICF International, Inc	2,925
1,305	*	Incyte Corp	4,293
224	*	Infinity Pharmaceuticals, Inc	1,308
1,497	*	Insmed, Inc	1,497

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,170	*	Isis Pharmaceuticals, Inc	$19,305
1,484	*	Jacobs Engineering Group, Inc	62,461
1,971		KBR, Inc	36,345
135	*	Kendle International, Inc	1,652
174		Landauer, Inc	10,673
954	*	Lexicon Pharmaceuticals, Inc	1,183
588	*	Luminex Corp	10,902
241		MAXIMUS, Inc	9,941
317	*	Maxygen, Inc	2,130
2,762	*	McDermott International, Inc	56,095
80	*	Michael Baker Corp	3,389
1,132	*	Myriad Genetics, Inc	40,356
631	*	Navigant Consulting, Inc	8,153
387	*	Omnicell, Inc	4,160
3,989		Paychex, Inc	100,522
764	*	Regeneron Pharmaceuticals, Inc	13,691
367	*	Repligen Corp	2,019
514	*	Resources Connection, Inc	8,825
517	*	Rigel Pharmaceuticals, Inc	6,266
611	*	RTI Biologics, Inc	2,621
2,512	*	SAIC, Inc	46,598
410	*	Sangamo Biosciences, Inc	2,025
739	*	Savient Pharmaceuticals, Inc	10,243
866	*	Seattle Genetics, Inc	8,418
805	*	Sequenom, Inc	3,148
1,022	*	Shaw Group, Inc	28,013
137	*	Stanley, Inc	4,505
299	*	Symyx Technologies, Inc	1,749
100	*	Tejon Ranch Co	2,649
728	*	Tetra Tech, Inc	20,857
76	*	Transcend Services, Inc	1,205
1,020	*	URS Corp	50,510
1,018	*	VCA Antech, Inc	27,181
48		VSE Corp	1,256
512		Watson Wyatt & Co Holdings (Class A)	19,215

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,193,280

FABRICATED METAL PRODUCTS - 0.55%
434	*	Alliant Techsystems, Inc	35,744
105		Ameron International Corp	7,039
816		Aptargroup, Inc	27,556
1,136		Ball Corp	51,302
93	*	Bway Holding Co	1,630
323	*	Chart Industries, Inc	5,872
170		CIRCOR International, Inc	4,014
1,329		Commercial Metals Co	21,304
593		Crane Co	13,230
1,900	*	Crown Holdings, Inc	45,866
270		Dynamic Materials Corp	5,206
686	*	Griffon Corp	5,708
190		Gulf Island Fabrication, Inc	3,008
69	*	Hawk Corp	956
5,424		Illinois Tool Works, Inc	202,531
155		Insteel Industries, Inc	1,277
153	*	Ladish Co, Inc	1,984
400	*	Mobile Mini, Inc	5,868
1,254		Mueller Water Products, Inc (Class A)	4,690
260	*	NCI Building Systems, Inc	686
1,937		Parker Hannifin Corp	83,214
1,158		Pentair, Inc	29,668
450		Quanex Building Products Corp	5,049
323		Silgan Holdings, Inc	15,837
459		Simpson Manufacturing Co, Inc	9,924
635	*	Smith & Wesson Holding Corp	3,607
694		Snap-On, Inc	19,946
924		Stanley Works	31,268

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

228		Sturm Ruger & Co, Inc	$2,836
122		Sun Hydraulics Corp	1,973
812	*	Taser International, Inc	3,703
255		Valmont Industries, Inc	18,380
341		Watts Water Technologies, Inc (Class A)	7,345

		TOTAL FABRICATED METAL PRODUCTS	678,221

FISHING, HUNTING, AND TRAPPING - 0.00%
110	*	HQ Sustainable Maritime Industries, Inc	1,007

		TOTAL FISHING, HUNTING, AND TRAPPING	1,007

FOOD AND KINDRED PRODUCTS - 3.90%
228	*	AgFeed Industries, Inc	1,352
97	*	American Dairy, Inc	3,847
255	*	American Italian Pasta Co	7,431
7,664		Archer Daniels Midland Co	205,165
226		B&G Foods, Inc (Class A)	1,901
100	*	Boston Beer Co, Inc (Class A)	2,959
1,492		Bunge Ltd	89,893
2,474		Campbell Soup Co	72,785
798	*	Central Garden and Pet Co (Class A)	7,860
77		Coca-Cola Bottling Co Consolidated	4,245
27,952		Coca-Cola Co	1,341,416
3,681		Coca-Cola Enterprises, Inc	61,289
5,397		ConAgra Foods, Inc	102,867
2,181	*	Constellation Brands, Inc (Class A)	27,655
902		Corn Products International, Inc	24,165
878	*	Darling International, Inc	5,795
2,385		Del Monte Foods Co	22,371
182		Diamond Foods, Inc	5,078
3,080	*	Dr Pepper Snapple Group, Inc	65,265
200		Farmer Bros Co	4,576
952		Flowers Foods, Inc	20,792
3,971		General Mills, Inc	222,455
3,747		H.J. Heinz Co	133,768
826	*	Hansen Natural Corp	25,457
1,846		Hershey Co	66,456
888		Hormel Foods Corp	30,672
125		Imperial Sugar Co	1,514
192		J&J Snack Foods Corp	6,893
1,442		J.M. Smucker Co	70,168
3,004		Kellogg Co	139,896
17,791		Kraft Foods, Inc (Class A)	450,824
293		Lancaster Colony Corp	12,913
400		Lance, Inc	9,252
107	*	M&F Worldwide Corp	2,140
1,574		McCormick & Co, Inc	51,202
420	*	Mead Johnson Nutrition Co	13,343
1,534		Molson Coors Brewing Co (Class B)	64,934
129	*	National Beverage Corp	1,374
211	*	Omega Protein Corp	857
195	*	Overhill Farms, Inc	1,028
149	*	Peet’s Coffee & Tea, Inc	3,755
1,697		Pepsi Bottling Group, Inc	57,426
710		PepsiAmericas, Inc	19,035
18,797		PepsiCo, Inc	1,033,083
670	*	Ralcorp Holdings, Inc	40,816
2,036		Reynolds American, Inc	78,630
246		Sanderson Farms, Inc	11,070
8,405		Sara Lee Corp	82,033
77	*	Seneca Foods Corp	2,573
718	*	Smart Balance, Inc	4,890
1,470	*	Smithfield Foods, Inc	20,536
368		Tootsie Roll Industries, Inc	8,350
383	*	TreeHouse Foods, Inc	11,019
3,645		Tyson Foods, Inc (Class A)	45,963

		TOTAL FOOD AND KINDRED PRODUCTS	4,803,032

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

FOOD STORES - 0.32%
15		Arden Group, Inc (Class A)	$1,877
403	*	Great Atlantic & Pacific Tea Co, Inc	1,713
100		Ingles Markets, Inc (Class A)	1,524
7,877		Kroger Co	173,687
327	*	Panera Bread Co (Class A)	16,304
248	*	Pantry, Inc	4,117
520		Ruddick Corp	12,184
5,144		Safeway, Inc	104,783
2,644		Supervalu, Inc	34,240
91	*	Susser Holdings Corp	1,018
77		Village Super Market (Class A)	2,291
133		Weis Markets, Inc	4,458
1,320	*	Whole Foods Market, Inc	25,054
610	*	Winn-Dixie Stores, Inc	7,649

		TOTAL FOOD STORES	390,899

FORESTRY - 0.09%
962		Rayonier, Inc	34,969
2,546		Weyerhaeuser Co	77,474

		TOTAL FORESTRY	112,443

FURNITURE AND FIXTURES - 0.13%
111	*	Astronics Corp	1,153
279		Ethan Allen Interiors, Inc	2,890
642		Furniture Brands International, Inc	1,945
700		Herman Miller, Inc	10,738
759		Hill-Rom Holdings, Inc	12,311
567		HNI Corp	10,240
64		Hooker Furniture Corp	735
300		Kimball International, Inc (Class B)	1,872
744	*	Kinetic Concepts, Inc	20,274
500		La-Z-Boy, Inc	2,360
1,893		Leggett & Platt, Inc	28,830
4,339		Masco Corp	41,568
508	*	Sealy Corp	996
125	*	Stanley Furniture Co, Inc	1,349
838		Steelcase, Inc (Class A)	4,877
926		Tempur-Pedic International, Inc	12,103

		TOTAL FURNITURE AND FIXTURES	154,241

FURNITURE AND HOME FURNISHINGS STORES - 0.26%
3,155	*	Bed Bath & Beyond, Inc	97,016
4,066		Best Buy Co, Inc	136,170
1,973	*	GameStop Corp (Class A)	43,426
166		Haverty Furniture Cos, Inc	1,519
176	*	hhgregg, Inc	2,668
546		Knoll, Inc	4,139
1,075	*	Pier 1 Imports, Inc	2,139
1,485		RadioShack Corp	20,731
92	*	Rex Stores Corp	926
228	*	Tuesday Morning Corp	768
1,135		Williams-Sonoma, Inc	13,472

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	322,974

GENERAL BUILDING CONTRACTORS - 0.19%
100	*	Amrep Corp	1,103
39	*	Avatar Holdings, Inc	709
917	*	Beazer Homes USA, Inc	1,678
139		Brookfield Homes Corp	556
72	*	Cavco Industries, Inc	1,824
1,504		Centex Corp	12,724
3,350		DR Horton, Inc	31,356
439	*	Hovnanian Enterprises, Inc (Class A)	1,036
919		KB Home	12,572

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,611		Lennar Corp (Class A)	$15,611
385	*	M/I Homes, Inc	3,769
274		McGrath RentCorp	5,222
441		MDC Holdings, Inc	13,279
377	*	Meritage Homes Corp	7,110
69	*	NVR, Inc	34,664
313	*	Perini Corp	5,434
2,600		Pulte Homes, Inc	22,958
506		Ryland Group, Inc	8,481
1,250	*	Standard-Pacific Corp	2,538
390	*	Team, Inc	6,111
1,565	*	Toll Brothers, Inc	26,558
652		Walter Industries, Inc	23,628

		TOTAL GENERAL BUILDING CONTRACTORS	238,921

GENERAL MERCHANDISE STORES - 1.92%
521	*	99 Cents Only Stores	7,075
961	*	Big Lots, Inc	20,210
687	*	BJ’s Wholesale Club, Inc	22,142
614		Casey’s General Stores, Inc	15,774
100	*	Conn’s, Inc	1,250
5,239		Costco Wholesale Corp	239,422
670		Dillard’s, Inc (Class A)	6,164
1,680		Family Dollar Stores, Inc	47,544
480		Fred’s, Inc (Class A)	6,048
2,644		JC Penney Co, Inc	75,909
5,081		Macy’s, Inc	59,753
298	*	Retail Ventures, Inc	650
1,641	*	Saks, Inc	7,270
601	*	Sears Holdings Corp	39,979
200	*	Stein Mart, Inc	1,772
9,080		Target Corp	358,387
4,989		TJX Companies, Inc	156,954
26,694		Wal-Mart Stores, Inc	1,293,056

		TOTAL GENERAL MERCHANDISE STORES	2,359,359

HEALTH SERVICES - 1.18%
312	*	Alliance Imaging, Inc	2,287
544	*	Allied Healthcare International, Inc	1,180
72	*	Almost Family, Inc	1,880
341	*	Amedisys, Inc	11,260
101	*	America Service Group, Inc	1,623
155	*	American Dental Partners, Inc	1,406
3,726		AmerisourceBergen Corp	66,099
451	*	Amsurg Corp	9,669
132	*	Assisted Living Concepts, Inc (A Shares)	1,921
273	*	Bio-Reference Labs, Inc	8,630
384		Brookdale Senior Living, Inc	3,740
123	*	China Sky One Medical, Inc	1,658
1,047	*	Community Health Systems, Inc	26,437
370	*	Continucare Corp	862
90	*	Corvel Corp	2,049
772	*	Covance, Inc	37,982
1,774	*	Coventry Health Care, Inc	33,192
296	*	Cross Country Healthcare, Inc	2,034
253	*	CryoLife, Inc	1,402
1,249	*	DaVita, Inc	61,776
677	*	Edwards Lifesciences Corp	46,056
280	*	eHealth, Inc	4,945
280	*	Emeritus Corp	3,699
270		Ensign Group, Inc	3,842
242	*	Enzo Biochem, Inc	1,072
2,944	*	Express Scripts, Inc	202,399
270	*	Genomic Health, Inc	4,679
245	*	Genoptix, Inc	7,838

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

349	*	Gentiva Health Services, Inc	$5,745
295	*	Health Grades, Inc	1,153
2,818	*	Health Management Associates, Inc (Class A)	13,921
1,191	*	Healthsouth Corp	17,198
402	*	Healthways, Inc	5,407
1,809	*	Immunomedics, Inc	4,595
220	*	IPC The Hospitalist Co, Inc	5,872
402	*	Kindred Healthcare, Inc	4,973
1,308	*	Laboratory Corp of America Holdings	88,668
267	*	LHC Group, Inc	5,930
100	*	Life Sciences Research, Inc	717
634	*	LifePoint Hospitals, Inc	16,643
853	*	Lincare Holdings, Inc	20,063
462	*	Magellan Health Services, Inc	15,163
3,295		McKesson Corp	144,979
164	*	Medcath Corp	1,929
5,825	*	Medco Health Solutions, Inc	265,677
100		National Healthcare Corp	3,794
1,110	*	Nektar Therapeutics	7,193
235	*	Nighthawk Radiology Holdings, Inc	870
252	*	NovaMed, Inc	995
336	*	Odyssey HealthCare, Inc	3,454
1,451		Omnicare, Inc	37,378
538	*	Pediatrix Medical Group, Inc	22,666
1,248		Pharmaceutical Product Development, Inc	28,979
678	*	Psychiatric Solutions, Inc	15,418
1,876		Quest Diagnostics, Inc	105,862
300	*	RehabCare Group, Inc	7,179
246	*	Skilled Healthcare Group, Inc (Class A)	1,845
597	*	Sun Healthcare Group, Inc	5,039
483	*	Sunrise Senior Living, Inc	797
5,785	*	Tenet Healthcare Corp	16,314
538		Universal Health Services, Inc (Class B)	26,281
133	*	US Physical Therapy, Inc	1,962

		TOTAL HEALTH SERVICES	1,456,276

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
225	*	Broadwind Energy, Inc	2,547
250	*	Comverge, Inc	3,025
396		Granite Construction, Inc	13,178
670		Great Lakes Dredge & Dock Corp	3,203
111	*	LB Foster Co (Class A)	3,338
440	*	Matrix Service Co	5,051
209	*	MYR Group, Inc	4,226
247	*	Orion Marine Group, Inc	4,693
133	*	Sterling Construction Co, Inc	2,030

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	41,291

HOLDING AND OTHER INVESTMENT OFFICES - 3.50%
415		Acadia Realty Trust	5,416
497	*	Affiliated Managers Group, Inc	28,920
79		Agree Realty Corp	1,448
24		Alexander’s, Inc	6,470
476		Alexandria Real Estate Equities, Inc	17,036
1,832		Allied Capital Corp	6,375
1,780		AMB Property Corp	33,482
628		American Campus Communities, Inc	13,929
110		American Capital Agency Corp	2,527
6,542		Annaly Mortgage Management, Inc	99,046
503		Anthracite Capital, Inc	312
1,383		Anworth Mortgage Asset Corp	9,971
1,529		Apartment Investment & Management Co (Class A)	13,532
1,067		Ashford Hospitality Trust, Inc	2,998
167		Associated Estates Realty Corp	995
957		AvalonBay Communities, Inc	53,535
1,095		BioMed Realty Trust, Inc	11,202

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,465		Boston Properties, Inc	$69,881
1,550		Brandywine Realty Trust	11,548
617		BRE Properties, Inc (Class A)	14,660
806		Camden Property Trust	22,246
137	*	Cape Bancorp, Inc	1,182
472		Capital Lease Funding, Inc	1,303
47		Capital Southwest Corp	3,400
756		Capstead Mortgage Corp	9,609
872		CBL & Associates Properties, Inc	4,700
400		Cedar Shopping Centers, Inc	1,808
65		Cherokee, Inc	1,288
328		Cogdell Spencer, Inc	1,407
657		Colonial Properties Trust	4,862
691		Corporate Office Properties Trust	20,267
537		Cousins Properties, Inc	4,565
209		Danvers Bancorp, Inc	2,811
2,129		DCT Industrial Trust, Inc	8,686
1,670		Developers Diversified Realty Corp	8,150
1,309		DiamondRock Hospitality Co	8,194
919		Digital Realty Trust, Inc	32,946
1,381		Douglas Emmett, Inc	12,415
2,789		Duke Realty Corp	24,460
142		Dynex Capital, Inc	1,164
305		EastGroup Properties, Inc	10,071
231		Education Realty Trust, Inc	991
420		Entertainment Properties Trust	8,652
238		Equity Lifestyle Properties, Inc	8,849
415		Equity One, Inc	5,503
3,309		Equity Residential	73,559
331		Essex Property Trust, Inc	20,598
1,040		Extra Space Storage, Inc	8,684
697		Federal Realty Investment Trust	35,909
628		FelCor Lodging Trust, Inc	1,545
1,135		First Industrial Realty Trust, Inc	4,937
328		First Potomac Realty Trust	3,198
665		Franklin Street Properties Corp	8,811
164		Getty Realty Corp	3,095
239		Gladstone Capital Corp	1,800
105		Gladstone Commercial Corp	1,361
511		Glimcher Realty Trust	1,482
574		Gramercy Capital Corp	924
322	*	Harris & Harris Group, Inc	1,877
378		Hatteras Financial Corp	10,807
3,253		HCP, Inc	68,931
1,277		Health Care REIT, Inc	43,546
716		Healthcare Realty Trust, Inc	12,050
298		Hersha Hospitality Trust	739
856		Highwoods Properties, Inc	19,149
525	*	Hilltop Holdings, Inc	6,232
429		Home Properties, Inc	14,629
1,066		Hospitality Properties Trust	12,675
7,322		Host Marriott Corp	61,432
2,713		HRPT Properties Trust	11,015
843		Inland Real Estate Corp	5,901
678		Investors Real Estate Trust	6,027
40,049		iShares Russell 3000 Index Fund	2,155,837
1,595	*	iStar Financial, Inc	4,530
438		Kilroy Realty Corp	8,997
4,548		Kimco Realty Corp	45,707
715		Kite Realty Group Trust	2,088
644		LaSalle Hotel Properties	7,947
1,015		Lexington Corporate Properties Trust	3,451
1,259		Liberty Property Trust	29,007
249		LTC Properties, Inc	5,092
944		Macerich Co	16,624
947		Mack-Cali Realty Corp	21,592

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

85	*	Main Street Capital Corp	$1,164
950		Medical Properties Trust, Inc	5,767
2,548		MFA Mortgage Investments, Inc	17,632
339		Mid-America Apartment Communities, Inc	12,445
220		Mission West Properties, Inc	1,503
237		Monmouth Real Estate Investment Corp (Class A)	1,389
520		MVC Capital, Inc	4,399
314		National Health Investors, Inc	8,387
915		National Retail Properties, Inc	15,875
1,205		Nationwide Health Properties, Inc	31,017
835		NorthStar Realty Finance Corp	2,363
1,045		Omega Healthcare Investors, Inc	16,218
259		Parkway Properties, Inc	3,367
759		Pennsylvania Real Estate Investment Trust	3,795
1,970		Plum Creek Timber Co, Inc	58,667
500		Post Properties, Inc	6,720
449		Potlatch Corp	10,906
5,303		Prologis	42,742
519		Prospect Capital Corp	4,775
235		PS Business Parks, Inc	11,383
1,627		Public Storage, Inc	106,535
1,238		RAIT Investment Trust	1,696
201		Ramco-Gershenson Properties	2,012
1,234		Realty Income Corp	27,049
936		Redwood Trust, Inc	13,815
975		Regency Centers Corp	34,037
500		Resource Capital Corp	1,600
173		Saul Centers, Inc	5,116
1,422		Senior Housing Properties Trust	23,207
2,880		Simon Property Group, Inc	148,117
929		SL Green Realty Corp	21,311
249		Sovran Self Storage, Inc	6,125
132	*	SRS Labs, Inc	878
798		Strategic Hotels & Resorts, Inc	886
236		Sun Communities, Inc	3,252
919		Sunstone Hotel Investors, Inc	4,917
444		Tanger Factory Outlet Centers, Inc	14,399
694		Taubman Centers, Inc	18,641
1,811		UDR, Inc	18,708
200		Universal Health Realty Income Trust	6,304
213		Urstadt Biddle Properties, Inc (Class A)	2,999
499		U-Store-It Trust	2,445
1,860		Ventas, Inc	55,540
3,480		Virgin Media, Inc	32,538
56	*	Virtus Investment Partners, Inc	823
1,842		Vornado Realty Trust	82,945
745		WABCO Holdings, Inc	13,187
287	*	Walter Investment Management Corp	3,811
704		Washington Real Estate Investment Trust	15,748
1,260		Weingarten Realty Investors	18,283
242		Winthrop Realty Trust	2,161

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,304,196

HOTELS AND OTHER LODGING PLACES - 0.23%
320		Ameristar Casinos, Inc	6,090
459	*	Bluegreen Corp	1,157
584		Boyd Gaming Corp	4,964
370		Choice Hotels International, Inc	9,846
424	*	Gaylord Entertainment Co	5,389
1,560	*	Great Wolf Resorts, Inc	3,182
244	*	Isle of Capri Casinos, Inc	3,250
3,614	*	Las Vegas Sands Corp	28,406
200		Marcus Corp	2,104
3,596		Marriott International, Inc (Class A)	79,353
2,359	*	MGM Mirage	15,074
200	*	Monarch Casino & Resort, Inc	1,460

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

510	*	Morgans Hotel Group Co	$1,953
925	*	Orient-Express Hotels Ltd (Class A)	7,853
183	*	Outdoor Channel Holdings, Inc	1,080
2,255		Starwood Hotels & Resorts Worldwide, Inc	50,061
378	*	Vail Resorts, Inc	10,138
2,126		Wyndham Worldwide Corp	25,767
807		Wynn Resorts Ltd	28,487

		TOTAL HOTELS AND OTHER LODGING PLACES	285,614

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.14%
302	*	3PAR, Inc	3,745
129		Aaon, Inc	2,570
637		Actuant Corp (Class A)	7,771
1,114	*	AGCO Corp	32,384
800	*	Allis-Chalmers Energy, Inc	1,848
296	*	Altra Holdings, Inc	2,217
79		Ampco-Pittsburgh Corp	1,853
16,107		Applied Materials, Inc	176,694
89	*	Argan, Inc	1,258
200	*	Astec Industries, Inc	5,938
722		Black & Decker Corp	20,693
226		Black Box Corp	7,564
463	*	Blount International, Inc	3,986
100	*	Bolt Technology Corp	1,124
547		Briggs & Stratton Corp	7,297
4,603	*	Brocade Communications Systems, Inc	35,995
831	*	Brooks Automation, Inc	3,723
907		Bucyrus International, Inc (Class A)	25,904
741		Carlisle Cos, Inc	17,814
126		Cascade Corp	1,982
7,267		Caterpillar, Inc	240,102
1,000	*	Cirrus Logic, Inc	4,500
242	*	Colfax Corp	1,868
196	*	Columbus McKinnon Corp	2,479
347	*	Cray, Inc	2,734
2,401		Cummins, Inc	84,539
545		Curtiss-Wright Corp	16,203
400	*	Cymer, Inc	11,892
5,104		Deere & Co	203,905
20,918	*	Dell, Inc	287,204
772		Diebold, Inc	20,350
944		Donaldson Co, Inc	32,700
2,200		Dover Corp	72,798
994	*	Dresser-Rand Group, Inc	25,943
352	*	Dril-Quip, Inc	13,411
24,310	*	EMC Corp	318,461
1,000	*	Emulex Corp	9,780
583	*	Ener1, Inc	3,183
507	*	ENGlobal Corp	2,494
215	*	EnPro Industries, Inc	3,872
1,363	*	Entegris, Inc	3,707
1,016	*	Extreme Networks, Inc	2,032
191	*	Flanders Corp	1,167
413	*	Flow International Corp	971
686		Flowserve Corp	47,890
1,493	*	FMC Technologies, Inc	56,107
190	*	Fuel Tech, Inc	1,843
655	*	Gardner Denver, Inc	16,486
194		Gorman-Rupp Co	3,913
771		Graco, Inc	16,977
465		Graham Corp	6,185
140	*	Harbin Electric, Inc	2,190
28,874		Hewlett-Packard Co	1,115,979
60	*	Hurco Cos, Inc	938
939		IDEX Corp	23,071
289	*	Immersion Corp	1,428

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

745	*	Intermec, Inc	$9,611
15,955		International Business Machines Corp	1,666,020
3,589		International Game Technology	57,065
278	*	Intevac, Inc	2,421
301	*	Isilon Systems, Inc	1,276
2,198		ITT Industries, Inc	97,811
2,356		Jabil Circuit, Inc	17,482
308		John Bean Technologies Corp	3,856
7,077		Johnson Controls, Inc	153,712
1,220		Joy Global, Inc	43,578
85	*	Kadant, Inc	960
428		Kaydon Corp	13,936
859		Kennametal, Inc	16,476
631	*	Kulicke & Soffa Industries, Inc	2,164
1,524	*	Lam Research Corp	39,624
560		Lennox International, Inc	17,982
1,041	*	Lexmark International, Inc (Class A)	16,500
136		Lindsay Manufacturing Co	4,502
200		Lufkin Industries, Inc	8,410
1,769		Manitowoc Co, Inc	9,305
171		Met-Pro Corp	1,850
1,000	*	Micros Systems, Inc	25,320
218	*	Middleby Corp	9,575
500		Modine Manufacturing Co	2,400
66		Nacco Industries, Inc (Class A)	1,896
227	*	NATCO Group, Inc (Class A)	7,473
136	*	Natural Gas Services Group, Inc	1,809
572	*	Netezza Corp	4,759
400	*	Netgear, Inc	5,764
407		Nordson Corp	15,735
3,901		Northrop Grumman Corp	178,198
597	*	Oil States International, Inc	14,453
1,415		Pall Corp	37,582
1,661		Palm, Inc	27,523
2,492		Pitney Bowes, Inc	54,650
144	*	PMFG, Inc	1,269
1,916	*	Quantum Corp	1,590
301	*	Rackable Systems, Inc	1,367
4,759		Raytheon Co	211,442
262	*	RBC Bearings, Inc	5,358
113	*	Rimage Corp	1,877
659	*	Riverbed Technology, Inc	15,282
310		Robbins & Myers, Inc	5,968
1,316	*	Safeguard Scientifics, Inc	1,737
2,742	*	SanDisk Corp	40,280
200		Sauer-Danfoss, Inc	1,226
321	*	Scansource, Inc	7,871
774	*	Scientific Games Corp (Class A)	12,206
1,500	*,m	Seagate Technology, Inc	0
5,931		Seagate Technology, Inc	62,038
100	*	Semitool, Inc	462
373	*	Sigma Designs, Inc	5,983
608		SPX Corp	29,774
100		Standex International Corp	1,160
329	*	STEC, Inc	7,630
258	*	Super Micro Computer, Inc	1,976
142	*	T-3 Energy Services, Inc	1,691
208	*	Tecumseh Products Co (Class A)	2,020
200		Tennant Co	3,678
2,098	*	Teradata Corp	49,156
1,277	*	Terex Corp	15,413
3,493		Textron, Inc	33,742
1,171		Timken Co	20,001
426		Toro Co	12,737
100		Twin Disc, Inc	681
283	*	Ultratech, Inc	3,484

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,562	*	Varian Medical Systems, Inc	$54,889
876	*	VeriFone Holdings, Inc	6,579
280		Watsco, Inc	13,700
2,694	*	Western Digital Corp	71,391
728		Woodward Governor Co	14,414
762	*	Zebra Technologies Corp (Class A)	18,029

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,331,441

INSTRUMENTS AND RELATED PRODUCTS - 3.49%
247	*	Abaxis, Inc	5,073
400	*	Abiomed, Inc	3,528
419	*	Accuray, Inc	2,795
766	*	Affymetrix, Inc	4,542
4,140	*	Agilent Technologies, Inc	84,083
700	*	Align Technology, Inc	7,420
3,647		Allergan, Inc	173,524
346	*	Alphatec Holdings, Inc	1,149
848	*	American Medical Systems Holdings, Inc	13,398
157		American Science & Engineering, Inc	10,852
150		Analogic Corp	5,543
200	*	Anaren, Inc	3,536
275	*	Angiodynamics, Inc	3,649
166	*	Argon ST, Inc	3,415
203	*	Aspect Medical Systems, Inc	1,200
18		Atrion Corp	2,414
554	*	ATS Medical, Inc	1,823
116	*	Axsys Technologies, Inc	6,222
166		Badger Meter, Inc	6,806
1,232		Bard (C.R.), Inc	91,722
7,304		Baxter International, Inc	386,819
877		Beckman Coulter, Inc	50,112
2,932		Becton Dickinson & Co	209,081
232	*	Bio-Rad Laboratories, Inc (Class A)	17,511
18,240	*	Boston Scientific Corp	184,954
201	*	Bovie Medical Corp	1,751
692	*	Bruker BioSciences Corp	6,408
146	*	Cantel Medical Corp	2,370
223	*	Cardiac Science Corp	896
291	*	CardioNet, Inc	4,749
609	*	Cepheid, Inc	5,737
370	*	Clarient, Inc	1,376
271	*	Coherent, Inc	5,604
200		Cohu, Inc	1,796
450	*	Conmed Corp	6,984
546		Cooper Cos, Inc	13,503
158	*	Cutera, Inc	1,362
327	*	Cyberonics, Inc	5,438
85	*	Cynosure, Inc (Class A)	650
3,069		Danaher Corp	189,480
273	*	Delcath Systems, Inc	977
1,822		Dentsply International, Inc	55,607
567	*	Depomed, Inc	1,843
549	*	DexCom, Inc	3,398
269	*	Dionex Corp	16,417
82	*	DXP Enterprises, Inc	941
3,150		Eastman Kodak Co	9,324
208	*	Electro-Optical Sciences, Inc	1,620
9,082		Emerson Electric Co	294,257
536	*	Endologix, Inc	1,790
317	*	ESCO Technologies, Inc	14,202
333	*	Esterline Technologies Corp	9,014
801	*	ev3, Inc	8,587
78	*	Exactech, Inc	1,131
163	*	FARO Technologies, Inc	2,531
451	*	FEI Co	10,328
399	*	FGX International Holdings Ltd	4,541

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,836	*	Flir Systems, Inc	$41,420
593	*	Formfactor, Inc	10,223
565	*	Fossil, Inc	13,605
1,434		Garmin Ltd	34,158
360	*	Haemonetics Corp	20,520
259	*	Hanger Orthopedic Group, Inc	3,520
302	*	Harvard Bioscience, Inc	1,193
153	*	Herley Industries, Inc	1,678
698		Hillenbrand, Inc	11,615
3,134	*	Hologic, Inc	44,597
154	*	ICU Medical, Inc	6,337
193	*	I-Flow Corp	1,339
276	*	II-VI, Inc	6,119
1,444	*	Illumina, Inc	56,229
205	*	Insulet Corp	1,579
289	*	Integra LifeSciences Holdings Corp	7,661
458	*	Intuitive Surgical, Inc	74,956
316		Invacare Corp	5,577
900	*	ION Geophysical Corp	2,313
205	*	IRIS International, Inc	2,419
394	*	ISTA Pharmaceuticals, Inc	1,655
477	*	Itron, Inc	26,268
345	*	Ixia	2,325
66	*	Kensey Nash Corp	1,730
2,049		Kla-Tencor Corp	51,737
800	*	Kopin Corp	2,936
27	*	K-Tron International, Inc	2,151
172	*	KVH Industries, Inc	1,175
908	*	L-1 Identity Solutions, Inc	7,028
138	*	LaBarge, Inc	1,279
161	*	MAKO Surgical Corp	1,452
611	*	Masimo Corp	14,731
114	*	Measurement Specialties, Inc	804
147	*	Medical Action Industries, Inc	1,683
13,516		Medtronic, Inc	471,572
310	*	Merit Medical Systems, Inc	5,053
414	*	Mettler-Toledo International, Inc	31,940
167	*	Micrus Endovascular Corp	1,510
681	*	Millipore Corp	47,813
352		Mine Safety Appliances Co	8,483
550	*	MKS Instruments, Inc	7,255
200		Movado Group, Inc	2,108
221		MTS Systems Corp	4,564
650		National Instruments Corp	14,664
316	*	Natus Medical, Inc	3,647
167	*	Neogen Corp	4,840
407	*	Newport Corp	2,357
440	*	NuVasive, Inc	19,624
222	*	NxStage Medical, Inc	1,310
181	*	Orthofix International NV	4,527
720	*	Orthovita, Inc	3,708
42	*	OYO Geospace Corp	1,078
200	*	Palomar Medical Technologies, Inc	2,932
1,408		PerkinElmer, Inc	24,499
910	*	Resmed, Inc	37,064
119	*	Rochester Medical Corp	1,595
1,711		Rockwell Automation, Inc	54,957
1,912		Rockwell Collins, Inc	79,788
176	*	Rockwell Medical Technologies, Inc	1,329
324	*	Rofin-Sinar Technologies, Inc	6,483
1,047		Roper Industries, Inc	47,440
351	*	Rudolph Technologies, Inc	1,938
182	*	Sirona Dental Systems, Inc	3,638
142	*	Somanetics Corp	2,344
207	*	SonoSite, Inc	4,152
330	*	Spectranetics Corp	1,627
4,136	*	St. Jude Medical, Inc	169,990
650	*	Star Scientific, Inc	579

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

300	*	Stereotaxis, Inc	$1,164
774		STERIS Corp	20,186
4,086		Stryker Corp	162,378
376	*	Symmetry Medical, Inc	3,504
146	*	Synovis Life Technologies, Inc	3,032
498		Techne Corp	31,777
433	*	Teledyne Technologies, Inc	14,181
2,014	*	Teradyne, Inc	13,816
5,047	*	Thermo Electron Corp	205,766
682	*	Thoratec Corp	18,264
144	*	Trans1, Inc	897
1,441	*	Trimble Navigation Ltd	28,287
37		Utah Medical Products, Inc	988
379	*	Varian, Inc	14,944
200	*	Vascular Solutions, Inc	1,564
362	*	Veeco Instruments, Inc	4,196
200	*	Vital Images, Inc	2,270
842	*	Vivus, Inc	5,119
541	*	Volcano Corp	7,563
1,182	*	Waters Corp	60,838
456	*	Wright Medical Group, Inc	7,415
10,439		Xerox Corp	67,645
68		Young Innovations, Inc	1,482
2,631	*	Zimmer Holdings, Inc	112,081
255	*	Zoll Medical Corp	4,932
198	*	Zygo Corp	923

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,301,415

INSURANCE AGENTS, BROKERS AND SERVICE - 0.32%
3,348		AON Corp	126,789
1,302		Arthur J. Gallagher & Co	27,785
1,536		Brown & Brown, Inc	30,612
245	*	Crawford & Co (Class B)	1,176
3,956		Hartford Financial Services Group, Inc	46,958
212		Life Partners Holdings, Inc	3,006
6,228		Marsh & McLennan Cos, Inc	125,370
667		National Financial Partners Corp	4,882
95		White Mountains Insurance Group Ltd	21,746

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	388,324

INSURANCE CARRIERS - 3.17%
5,397		Aetna, Inc	135,195
5,652		Aflac, Inc	175,721
62	*	Alleghany Corp	16,802
599		Allied World Assurance Holdings Ltd	24,457
6,478		Allstate Corp	158,063
3,286		Ambac Financial Group, Inc	3,023
629		American Equity Investment Life Holding Co	3,510
1,036		American Financial Group, Inc	22,357
28,964		American International Group, Inc	33,598
185		American National Insurance Co	13,982
130		American Physicians Capital, Inc	5,091
75		American Physicians Service Group, Inc	1,702
118	*	American Safety Insurance Holdings Ltd	1,606
631	*	AMERIGROUP Corp	16,942
202	*	Amerisafe, Inc	3,143
398		Amtrust Financial Services, Inc	4,537
593	*	Arch Capital Group Ltd	34,738
374	*	Argo Group International Holdings Ltd	10,554
961		Aspen Insurance Holdings Ltd	21,469
1,422		Assurant, Inc	34,256
742		Assured Guaranty Ltd	9,186
1,691		Axis Capital Holdings Ltd	44,270
125		Baldwin & Lyons, Inc (Class B)	2,463
442	*	Catalyst Health Solutions, Inc	11,023
522	*	Centene Corp	10,430
4,250		Chubb Corp	169,490
3,324		Cigna Corp	80,075
1,745		Cincinnati Financial Corp	39,001

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

387	*	Citizens, Inc (Class A)	$2,353
303		CNA Financial Corp	4,687
198	*	CNA Surety Corp	2,671
2,474	*	Conseco, Inc	5,863
476		Delphi Financial Group, Inc (Class A)	9,249
143		Donegal Group, Inc (Class A)	2,175
99		Eastern Insurance Holdings, Inc	932
60		EMC Insurance Group, Inc	1,249
620		Employers Holdings, Inc	8,401
597		Endurance Specialty Holdings Ltd	17,492
76	*	Enstar Group Ltd	4,473
363		Erie Indemnity Co (Class A)	12,981
743		Everest Re Group Ltd	53,177
155		FBL Financial Group, Inc (Class A)	1,280
2,808		Fidelity National Title Group, Inc (Class A)	37,992
180	*	First Acceptance Corp	383
1,057		First American Corp	27,387
136		First Mercury Financial Corp	1,873
472		Flagstone Reinsurance Holdings Ltd	4,862
210	*	Fpic Insurance Group, Inc	6,430
5,221		Genworth Financial, Inc (Class A)	36,495
327	*	Greenlight Capital Re Ltd (Class A)	5,660
600		Hanover Insurance Group, Inc	22,866
168		Harleysville Group, Inc	4,741
1,378		HCC Insurance Holdings, Inc	33,086
1,227	*	Health Net, Inc	19,080
627	*	Healthspring, Inc	6,809
467		Horace Mann Educators Corp	4,656
2,014	*	Humana, Inc	64,972
205		Infinity Property & Casualty Corp	7,474
647		IPC Holdings Ltd	17,689
77		Kansas City Life Insurance Co	2,072
2,240		Leucadia National Corp	47,242
3,143		Lincoln National Corp	54,091
3,883		Loews Corp	106,394
553		Maiden Holdings Ltd	3,628
116	*	Markel Corp	32,677
576		Max Re Capital Ltd	10,633
1,717	*	MBIA, Inc	7,435
694		Meadowbrook Insurance Group, Inc	4,532
65		Mercer Insurance Group, Inc	1,034
303		Mercury General Corp	10,129
6,956		Metlife, Inc	208,750
478	*	Metropolitan Health Networks, Inc	961
1,766		MGIC Investment Corp	7,770
159	*	Molina Healthcare, Inc	3,803
1,041		Montpelier Re Holdings Ltd	13,835
173		National Interstate Corp	2,626
27		National Western Life Insurance Co (Class A)	3,152
149	*	Navigators Group, Inc	6,620
65		NYMAGIC, Inc	902
206		Odyssey Re Holdings Corp	8,236
2,692		Old Republic International Corp	26,516
313		OneBeacon Insurance Group Ltd (Class A)	3,659
684		PartnerRe Ltd	44,426
2,511		Phoenix Cos, Inc	4,193
654		Platinum Underwriters Holdings Ltd	18,698
400	*	PMA Capital Corp (Class A)	1,820
973		PMI Group, Inc	1,927
200		Presidential Life Corp	1,514
499	*	Primus Guaranty Ltd	1,178
3,754		Principal Financial Group	70,725
400	*	ProAssurance Corp	18,484
8,136		Progressive Corp	122,935
1,036		Protective Life Corp	11,852
5,146		Prudential Financial, Inc	191,534
1,615		Radian Group, Inc	4,393
838		Reinsurance Group of America, Inc (Class A)	29,255
735		RenaissanceRe Holdings Ltd	34,207

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

224		RLI Corp	$10,035
200		Safety Insurance Group, Inc	6,112
257	*	SeaBright Insurance Holdings, Inc	2,603
656		Selective Insurance Group, Inc	8,377
628		Stancorp Financial Group, Inc	18,011
200		State Auto Financial Corp	3,500
200		Stewart Information Services Corp	2,850
1,044		Torchmark Corp	38,670
503		Tower Group, Inc	12,464
334		Transatlantic Holdings, Inc	14,472
7,070		Travelers Cos, Inc	290,153
246	*	Triple-S Management Corp (Class B)	3,835
515	*	United America Indemnity Ltd (Class A)	2,467
234		United Fire & Casualty Co	4,013
14,365		UnitedHealth Group, Inc	358,837
500		Unitrin, Inc	6,010
417	*	Universal American Financial Corp	3,636
3,998		UnumProvident Corp	63,408
480		Validus Holdings Ltd	10,550
1,629		W.R. Berkley Corp	34,975
481	*	WellCare Health Plans, Inc	8,894
5,851	*	WellPoint, Inc	297,757
15		Wesco Financial Corp	4,365
4,131		XL Capital Ltd (Class A)	47,341
448		Zenith National Insurance Corp	9,740

		TOTAL INSURANCE CARRIERS	3,903,035

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
160	*	China Fire & Security Group, Inc	1,947
1,411	*	Corrections Corp of America	23,973
620	*	Geo Group, Inc	11,520

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	37,440

LEATHER AND LEATHER PRODUCTS - 0.12%
3,833		Coach, Inc	103,031
960	*	CROCS, Inc	3,264
349	*	Genesco, Inc	6,551
643	*	Iconix Brand Group, Inc	9,889
187	*	Steven Madden Ltd	4,759
558	*	Timberland Co (Class A)	7,405
60		Weyco Group, Inc	1,385
600		Wolverine World Wide, Inc	13,236

		TOTAL LEATHER AND LEATHER PRODUCTS	149,520

LEGAL SERVICES - 0.03%
621	*	FTI Consulting, Inc	31,497
154	*	Pre-Paid Legal Services, Inc	6,713

		TOTAL LEGAL SERVICES	38,210

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%
101	*	Emergency Medical Services Corp (Class A)	3,719

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	3,719

LUMBER AND WOOD PRODUCTS - 0.02%
125		American Woodmark Corp	2,994
127		Deltic Timber Corp	4,505
1,157	*	Louisiana-Pacific Corp	3,957
100		Skyline Corp	2,175
233		Universal Forest Products, Inc	7,709

		TOTAL LUMBER AND WOOD PRODUCTS	21,340

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

METAL MINING - 0.52%
594	*	Allied Nevada Gold Corp	$4,788
1,584		Cleveland-Cliffs, Inc	38,760
791	*	Coeur d’Alene Mines Corp	9,729
539		Foundation Coal Holdings, Inc	15,151
4,971		Freeport-McMoRan Copper & Gold, Inc (Class B)	249,097
2,842	*	Hecla Mining Co	7,617
5,761		Newmont Mining Corp	235,452
801	*	Paramount Gold and Silver Corp	1,218
768	*	Patriot Coal Corp	4,900
607	*	Rosetta Resources, Inc	5,311
436		Royal Gold, Inc	18,181
690	*	ShengdaTech, Inc	2,601
2,136		Southern Copper Corp	43,660
656	*	Stillwater Mining Co	3,746
966	*	US Gold Corp	2,550

		TOTAL METAL MINING	642,761

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.13%
213		Armstrong World Industries, Inc	3,512
75		Blyth, Inc	2,459
806		Callaway Golf Co	4,086
423		Daktronics, Inc	3,257
1,469		Hasbro, Inc	35,609
498	*	Intrepid Potash, Inc	13,984
311	*	Jakks Pacific, Inc	3,990
1,061	*	Jarden Corp	19,894
256	*	Leapfrog Enterprises, Inc	586
4,278		Mattel, Inc	68,662
63	*	Oil-Dri Corp of America	936
191	*	RC2 Corp	2,527
646	*	Shuffle Master, Inc	4,270
100	*	Steinway Musical Instruments, Inc	1,070

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	164,842

MISCELLANEOUS RETAIL - 1.47%
198	*	1-800-FLOWERS.COM, Inc (Class A)	380
241	*	Allion Healthcare, Inc	1,434
3,957	*	Amazon.com, Inc	331,042
409		Barnes & Noble, Inc	8,438
334		Big 5 Sporting Goods Corp	3,694
158	*	Blue Nile, Inc	6,792
792	*	Borders Group, Inc	2,915
200	*	Build-A-Bear Workshop, Inc	894
535	*	Cabela’s, Inc	6,581
400		Cash America International, Inc	9,356
700	*	CKX, Inc	4,963
657	*	Coldwater Creek, Inc	3,981
17,574		CVS Corp	560,082
1,038	*	Dick’s Sporting Goods, Inc	17,854
1,067	*	Dollar Tree, Inc	44,921
969	*	Drugstore.Com	1,764
545	*	Ezcorp, Inc (Class A)	5,875
117	*	Fuqi International, Inc	2,423
324	*	GSI Commerce, Inc	4,617
373	*	Hibbett Sports, Inc	6,714
475	*	HSN, Inc	5,021
317	*	Jo-Ann Stores, Inc	6,552
145	*	Kirkland’s, Inc	1,741
593	*	Marvel Entertainment, Inc	21,105
497		MSC Industrial Direct Co (Class A)	17,634
473		Nutri/System, Inc	6,859
3,305	*	Office Depot, Inc	15,071
769		OfficeMax, Inc	4,829
176	*	Overstock.com, Inc	2,105
1,486		Petsmart, Inc	31,890

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

498	*	Priceline.com, Inc	$55,552
145		Pricesmart, Inc	2,429
7,015	*	Rite Aid Corp	10,593
254	*	Shutterfly, Inc	3,543
1,056		Signet Jewelers Ltd	21,986
192	*	Stamps.com, Inc	1,628
8,505		Staples, Inc	171,546
220		Systemax, Inc	2,620
1,496		Tiffany & Co	37,939
11,975		Walgreen Co	352,064
362		World Fuel Services Corp	14,925
490	*	Zale Corp	1,686
155	*	Zumiez, Inc	1,242

		TOTAL MISCELLANEOUS RETAIL	1,815,280

MOTION PICTURES - 0.64%
159	*	Ascent Media Corp (Series A)	4,226
424	*	Avid Technology, Inc	5,686
136	*	Carmike Cinemas, Inc	1,140
363		Cinemark Holdings, Inc	4,109
3,393	*	Discovery Communications, Inc (Class C)	69,658
876	*	DreamWorks Animation SKG, Inc (Class A)	24,169
171	*	Gaiam, Inc (Class A)	935
1,105	*	Macrovision Solutions Corp	24,100
460		National CineMedia, Inc	6,330
27,490		News Corp (Class A)	250,434
912		Regal Entertainment Group (Class A)	12,120
114	*	Rentrak Corp	1,873
14,372		Time Warner, Inc	362,032
1,772	*	tw telecom inc (Class A)	18,198

		TOTAL MOTION PICTURES	785,010

NONDEPOSITORY INSTITUTIONS - 0.59%
700		Advance America Cash Advance Centers, Inc	3,101
2,722		American Capital Ltd	8,738
12,211		American Express Co	283,783
1,135	*	AmeriCredit Corp	15,379
1,618		Apollo Investment Corp	9,708
1,181		Ares Capital Corp	9,519
400	*	Boise, Inc	688
5,457		Capital One Financial Corp	119,398
2,708		CapitalSource, Inc	13,215
8,107		Chimera Investment Corp	28,293
4,718		CIT Group, Inc	10,144
218	*	CompuCredit Corp	501
103	*	Credit Acceptance Corp	2,251
5,815		Discover Financial Services	59,720
161	*	Encore Capital Group, Inc	2,133
274		Financial Federal Corp	5,631
250	*	First Cash Financial Services, Inc	4,380
641	*	First Marblehead Corp	1,295
252		Gladstone Investment Corp	1,217
2,290		GLG Partners, Inc	9,366
954	*	Heckmann Corp	3,578
426		Hercules Technology Growth Capital, Inc	3,561
276	*	Information Services Group, Inc	831
187		Kohlberg Capital Corp	1,182
1,154		Lender Processing Services, Inc	32,047
778	*	MCG Capital Corp	1,891
175		Medallion Financial Corp	1,339
289	*	Mercadolibre, Inc	7,768
200	*	Nelnet, Inc (Class A)	2,718
300		NGP Capital Resources Co	1,761
468	*	Ocwen Financial Corp	6,070
216		PennantPark Investment Corp	1,534
639	*	PHH Corp	11,617

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,641	*	SLM Corp	$57,933
42		Student Loan Corp	1,562
330		TICC Capital Corp	1,455
63	*	Tree.com, Inc	605
90	*	Triangle Capital Corp	983
199	*	World Acceptance Corp	3,962

		TOTAL NONDEPOSITORY INSTITUTIONS	730,857

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
292		AMCOL International Corp	6,301
394		Compass Minerals International, Inc	21,635
1,260	*	General Moly, Inc	2,797
1,321		Vulcan Materials Co	56,935

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	87,668

OIL AND GAS EXTRACTION - 4.25%
6,013		Anadarko Petroleum Corp	272,930
4,076		Apache Corp	294,083
280		APCO Argentina, Inc	5,384
104	*	Approach Resources, Inc	718
463	*	Arena Resources, Inc	14,747
508		Atlas America, Inc	9,078
294	*	ATP Oil & Gas Corp	2,046
675	*	Atwood Oceanics, Inc	16,814
3,744		Baker Hughes, Inc	136,431
448	*	Basic Energy Services, Inc	3,060
487		Berry Petroleum Co (Class A)	9,053
463	*	Bill Barrett Corp	12,714
3,510		BJ Services Co	47,841
979	*	Boots & Coots, Inc	1,361
1,009	*	Brigham Exploration Co	3,521
610	*	Bronco Drilling Co, Inc	2,611
1,249		Cabot Oil & Gas Corp	38,269
630	*	Cal Dive International, Inc	5,437
2,628	*	Cameron International Corp	74,372
312	*	Carrizo Oil & Gas, Inc	5,351
599	*	Cheniere Energy, Inc	1,761
7,545		Chesapeake Energy Corp	149,617
1,008		Cimarex Energy Co	28,567
90	*	Clayton Williams Energy, Inc	1,698
473	*	CNX Gas Corp	12,426
703	*	Complete Production Services, Inc	4,471
599	*	Comstock Resources, Inc	19,797
880	*	Concho Resources, Inc	25,247
145	*	Contango Oil & Gas Co	6,161
340	*	Continental Resources, Inc	9,435
80	*	Dawson Geophysical Co	2,388
2,137	*	Delta Petroleum Corp	4,124
3,041	*	Denbury Resources, Inc	44,794
5,441		Devon Energy Corp	296,536
833		Diamond Offshore Drilling, Inc	69,181
638	*	Encore Acquisition Co	19,682
1,293	*	Endeavour International Corp	1,758
404	*	Energy Recovery, Inc	2,860
1,653		ENSCO International, Inc	57,640
3,002		EOG Resources, Inc	203,896
1,581		Equitable Resources, Inc	55,193
1,767	*	EXCO Resources, Inc	22,830
747	*	Exterran Holdings, Inc	11,982
1,348	*	Forest Oil Corp	20,112
386	*	FX Energy, Inc	1,463
60	*	Georesources, Inc	612
1,315	*	Global Industries Ltd	7,443
267	*	GMX Resources, Inc	2,841
321	*	Goodrich Petroleum Corp	7,893
520	*	Gulfport Energy Corp	3,562

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

10,832		Halliburton Co	$224,222
318	*	Harvest Natural Resources, Inc	1,402
1,183	*	Helix Energy Solutions Group, Inc	12,859
1,235		Helmerich & Payne, Inc	38,124
1,501	*	Hercules Offshore, Inc	5,959
13	*	Isramco, Inc	1,385
107		Kayne Anderson Energy Development Co	1,419
1,423	*	Key Energy Services, Inc	8,196
1,087	*	Mariner Energy, Inc	12,772
974	*	McMoRan Exploration Co	5,805
3,362	*	Nabors Industries Ltd	52,380
5,009	*	National Oilwell Varco, Inc	163,594
1,602	*	Newfield Exploration Co	52,337
1,000	*	Newpark Resources, Inc	2,850
2,054		Noble Energy, Inc	121,124
226	*	Northern Oil And Gas, Inc	1,440
9,787		Occidental Petroleum Corp	644,083
641	*	Oceaneering International, Inc	28,973
2,675	*	Oilsands Quest, Inc	2,568
85		Panhandle Oil and Gas, Inc (Class A)	1,669
522	*	Parallel Petroleum Corp	1,013
1,200	*	Parker Drilling Co	5,208
1,800		Patterson-UTI Energy, Inc	23,148
551		Penn Virginia Corp	9,020
3,338	*	PetroHawk Energy Corp	74,437
165	*	Petroleum Development Corp	2,589
435	*	Petroquest Energy, Inc	1,605
568	*	Pioneer Drilling Co	2,721
1,352		Pioneer Natural Resources Co	34,476
1,449	*	Plains Exploration & Production Co	39,645
2,036	*	Pride International, Inc	51,022
1,420	*	Quicksilver Resources, Inc	13,192
1,890		Range Resources Corp	78,265
188	*	Rex Energy Corp	1,072
1,317		Rowan Cos, Inc	25,444
337		RPC, Inc	2,814
14,476		Schlumberger Ltd	783,297
244	*	SEACOR Holdings, Inc	18,359
2,646		Smith International, Inc	68,135
4,150	*	Southwestern Energy Co	161,228
754		St. Mary Land & Exploration Co	15,736
353	*	Stone Energy Corp	2,619
1,233	*	Sulphco, Inc	1,134
943	*	Superior Energy Services	16,286
174	*	Superior Well Services, Inc	1,035
327	*	Swift Energy Co	5,445
787	*	Syntroleum Corp	1,739
810	*	Tetra Technologies, Inc	6,448
617		Tidewater, Inc	26,451
248		Toreador Resources Corp	1,662
300	*	Union Drilling, Inc	1,986
520	*	Unit Corp	14,336
621	*	Vaalco Energy, Inc	2,627
231	*	Venoco, Inc	1,772
414		W&T Offshore, Inc	4,032
580	*	Warren Resources, Inc	1,421
634	*	Whiting Petroleum Corp	22,291
442	*	Willbros Group, Inc	5,529
6,885		XTO Energy, Inc	262,594
143	*	Zion Oil & Gas, Inc	1,519

		TOTAL OIL AND GAS EXTRACTION	5,228,304

PAPER AND ALLIED PRODUCTS - 0.44%
1,209		Bemis Co	30,467
600	*	Buckeye Technologies, Inc	2,694
676	*	Cenveo, Inc	2,859

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

460	*	Domtar Corporation	$7,627
553		Glatfelter	4,922
1,659	*	Graphic Packaging Holding Co	3,036
378		Greif, Inc (Class A)	16,715
5,173		International Paper Co	78,267
257	*	Kapstone Paper and Packaging Corp	1,205
5,012		Kimberly-Clark Corp	262,779
1,977		MeadWestvaco Corp	32,443
162		Neenah Paper, Inc	1,427
56	*	Orchids Paper Products Co	1,151
1,183		Packaging Corp of America	19,165
462		Rock-Tenn Co (Class A)	17,630
185		Schweitzer-Mauduit International, Inc	5,034
1,203		Sonoco Products Co	28,812
1,260		Temple-Inland, Inc	16,531
784		Wausau Paper Corp	5,268

		TOTAL PAPER AND ALLIED PRODUCTS	538,032

PERSONAL SERVICES - 0.15%
1,502		Cintas Corp	34,306
364	*	Coinstar, Inc	9,719
58		CPI Corp	985
387		G & K Services, Inc (Class A)	8,185
4,102		H&R Block, Inc	70,677
300		Jackson Hewitt Tax Service, Inc	1,878
140	*	Mac-Gray Corp	1,854
542		Regis Corp	9,436
1,125	*	Sally Beauty Holdings, Inc	7,155
2,964		Service Corp International	16,243
185	*	Steiner Leisure Ltd	5,648
155		Unifirst Corp	5,761
448		Weight Watchers International, Inc	11,545

		TOTAL PERSONAL SERVICES	183,392

PETROLEUM AND COAL PRODUCTS - 5.93%
142		Alon USA Energy, Inc	1,470
895		Ashland, Inc	25,105
24,218		Chevron Corp	1,604,442
17,889		ConocoPhillips	752,410
220	*	CVR Energy, Inc	1,613
69		Delek US Holdings, Inc	585
59,014		Exxon Mobil Corp	4,125,668
1,200		Frontier Oil Corp	15,732
2,720	*	Gran Tierra Energy, Inc	9,384
474	*	Headwaters, Inc	1,593
3,496		Hess Corp	187,910
524		Holly Corp	9,422
8,505		Marathon Oil Corp	256,256
2,296		Murphy Oil Corp	124,719
116		Quaker Chemical Corp	1,542
1,504	*	SandRidge Energy, Inc	12,814
1,429		Sunoco, Inc	33,153
1,671		Tesoro Corp	21,272
6,232		Valero Energy Corp	105,258
174		WD-40 Co	5,046
283	*	Western Refining, Inc	1,998

		TOTAL PETROLEUM AND COAL PRODUCTS	7,297,392

PIPELINES, EXCEPT NATURAL GAS - 0.11%
7,789		Spectra Energy Corp	131,790

		TOTAL PIPELINES, EXCEPT NATURAL GAS	131,790

PRIMARY METAL INDUSTRIES - 0.88%
1,349		AK Steel Holding Corp	25,887
11,721		Alcoa, Inc	121,078

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,183		Allegheny Technologies, Inc	$41,322
565		Belden CDT, Inc	9,436
300	*	Brush Engineered Materials, Inc	5,025
574		Carpenter Technology Corp	11,945
742	*	Century Aluminum Co	4,623
1,004	*	CommScope, Inc	26,365
18,761		Corning, Inc	301,303
255		Encore Wire Corp	5,444
161	*	Fushi Copperweld, Inc	1,331
640	*	General Cable Corp	24,051
388	*	General Steel Holdings, Inc	1,540
250		Gibraltar Industries, Inc	1,718
128	*	Haynes International, Inc	3,034
716	*	Horsehead Holding Corp	5,334
682		Hubbell, Inc (Class B)	21,865
367		Matthews International Corp (Class A)	11,421
802	*	Metalico, Inc	3,737
447		Mueller Industries, Inc	9,298
96	*	Northwest Pipe Co	3,337
3,789		Nucor Corp	168,345
89		Olympic Steel, Inc	2,178
1,672		Precision Castparts Corp	122,106
240	*	RTI International Metals, Inc	4,241
246		Schnitzer Steel Industries, Inc (Class A)	13,004
2,165		Steel Dynamics, Inc	31,890
100	*	Sutor Technology Group Ltd	327
298		Texas Industries, Inc	9,345
973		Titanium Metals Corp	8,942
314		Tredegar Corp	4,182
1,738		United States Steel Corp	62,116
72	*	Universal Stainless & Alloy	1,171
556	*	Uranium Energy Corp	1,612
735		Worthington Industries, Inc	9,401

		TOTAL PRIMARY METAL INDUSTRIES	1,077,954

PRINTING AND PUBLISHING - 0.30%
594	*	ACCO Brands Corp	1,675
600		American Greetings Corp (Class A)	7,008
946		Belo (A.H.) Corp (Class A)	1,693
308		Bowne & Co, Inc	2,005
333	*	China Information Security Technology, Inc	952
100	*	Consolidated Graphics, Inc	1,742
73		Courier Corp	1,114
46		CSS Industries, Inc	937
365	*	Dolan Media Co	4,668
653		Dun & Bradstreet Corp	53,030
269		Ennis, Inc	3,352
354		EW Scripps Co (Class A)	740
2,605		Gannett Co, Inc	9,300
700		Harte-Hanks, Inc	6,475
501		John Wiley & Sons, Inc (Class A)	16,658
474		Journal Communications, Inc (Class A)	498
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	731
3,798		McGraw-Hill Cos, Inc	114,359
426		Meredith Corp	10,884
1,209	*	MSCI, Inc (Class A)	29,548
105		Multi-Color Corp	1,287
1,565		New York Times Co (Class A)	8,623
100	*	Playboy Enterprises, Inc (Class B)	251
485		Primedia, Inc	975
2,448		R.R. Donnelley & Sons Co	28,446
100		Schawk, Inc (Class A)	751
312		Scholastic Corp	6,174
235		Standard Register Co	766
554	*	Valassis Communications, Inc	3,385

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

510	*	VistaPrint Ltd	$21,752
76		Washington Post Co (Class B)	26,766

		TOTAL PRINTING AND PUBLISHING	366,545

RAILROAD TRANSPORTATION - 0.74%
3,173		Burlington Northern Santa Fe Corp	233,342
4,725		CSX Corp	163,627
369	*	Genesee & Wyoming, Inc (Class A)	9,782
1,158	*	Kansas City Southern Industries, Inc	18,655
4,431		Norfolk Southern Corp	166,916
6,087		Union Pacific Corp	316,890

		TOTAL RAILROAD TRANSPORTATION	909,212

REAL ESTATE - 0.08%
2,690	*	CB Richard Ellis Group, Inc (Class A)	25,178
316	*	China Housing & Land Development, Inc	1,820
59		Consolidated-Tomoka Land Co	2,070
390		DuPont Fabros Technology, Inc	3,674
1,322		Forest City Enterprises, Inc (Class A)	8,725
498	*	Forestar Real Estate Group, Inc	5,916
418		Jones Lang LaSalle, Inc	13,681
297	*	LoopNet, Inc	2,302
214	*	Reading International, Inc	974
1,116	*	St. Joe Co	29,563
1,142		Stewart Enterprises, Inc (Class A)	5,504

		TOTAL REAL ESTATE	99,407

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.14%
353		A. Schulman, Inc	5,334
78	*	AEP Industries, Inc	2,058
700		Cooper Tire & Rubber Co	6,944
158	*	Deckers Outdoor Corp	11,103
2,887	*	Goodyear Tire & Rubber Co	32,508
652	*	Metabolix, Inc	5,359
3,303		Newell Rubbermaid, Inc	34,384
1,913		Sealed Air Corp	35,295
377	*	Skechers U.S.A., Inc (Class A)	3,683
267		Spartech Corp	2,454
512		Titan International, Inc	3,825
122	*	Trex Co, Inc	1,631
737		Tupperware Corp	19,177
397		West Pharmaceutical Services, Inc	13,835

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	177,590

SECURITY AND COMMODITY BROKERS - 2.43%
2,600		Ameriprise Financial, Inc	63,102
238		BlackRock, Inc	41,750
426	*	Broadpoint Securities Group, Inc	2,377
1,693		Broadridge Financial Solutions, Inc	28,070
200		Calamos Asset Management, Inc (Class A)	2,822
11,486		Charles Schwab Corp	201,464
799		CME Group, Inc	248,577
207		Cohen & Steers, Inc	3,095
22		Diamond Hill Investment Group, Inc	884
198		Duff & Phelps Corp	3,520
5,775	*	E*Trade Financial Corp	7,392
1,406		Eaton Vance Corp	37,611
160		Epoch Holding Corp	1,382
95		Evercore Partners, Inc (Class A)	1,866
300	*	FBR Capital Markets Corp	1,410
259	*	FCStone Group, Inc	1,023
1,065		Federated Investors, Inc (Class B)	25,656
236		Fifth Street Finance Corp	2,369
1,808		Franklin Resources, Inc	130,194
69		GAMCO Investors, Inc (Class A)	3,347
704		GFI Group, Inc	4,745

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,078		Goldman Sachs Group, Inc	$896,141
248		Greenhill & Co, Inc	17,908
441	*	Interactive Brokers Group, Inc (Class A)	6,849
884	*	IntercontinentalExchange, Inc	100,988
4,975		Invesco Ltd	88,655
524	*	Investment Technology Group, Inc	10,684
2,042		Janus Capital Group, Inc	23,279
1,431	*	Jefferies Group, Inc	30,523
173		JMP Group, Inc	1,330
422	*	KBW, Inc	12,137
1,234	*	Knight Capital Group, Inc (Class A)	21,040
600	*	LaBranche & Co, Inc	2,580
935		Lazard Ltd (Class A)	25,170
1,737		Legg Mason, Inc	42,348
383	*	MarketAxess Holdings, Inc	3,650
1,354	*	MF Global Ltd	8,029
15,359		Morgan Stanley	437,885
235	*	Morningstar, Inc	9,689
1,637	*	Nasdaq Stock Market, Inc	34,884
3,159		NYSE Euronext	86,083
116		Oppenheimer Holdings, Inc	2,456
480		optionsXpress Holdings, Inc	7,454
300	*	Penson Worldwide, Inc	2,685
236	*	Piper Jaffray Cos	10,306
90		Pzena Investment Management, Inc (Class A)	682
1,150		Raymond James Financial, Inc	19,792
209		Sanders Morris Harris Group, Inc	1,150
1,583		SEI Investments Co	28,557
330	*	Stifel Financial Corp	15,870
289		SWS Group, Inc	4,037
3,134		T Rowe Price Group, Inc	130,594
3,297	*	TD Ameritrade Holding Corp	57,829
1	*,m	Teton Advisors, Inc	0
200	*	Thomas Weisel Partners Group, Inc	1,204
126		US Global Investors, Inc (Class A)	1,167
1,037		Waddell & Reed Financial, Inc (Class A)	27,346
61		Westwood Holdings Group, Inc	2,550

		TOTAL SECURITY AND COMMODITY BROKERS	2,986,187

SOCIAL SERVICES - 0.01%
236	*	Capital Senior Living Corp	1,074
97	*	Providence Service Corp	1,062
319	*	Res-Care, Inc	4,562

		TOTAL SOCIAL SERVICES	6,698

SPECIAL TRADE CONTRACTORS - 0.09%
100		Alico, Inc	3,002
337	*	AsiaInfo Holdings, Inc	5,800
266		Chemed Corp	10,502
409		Comfort Systems USA, Inc	4,192
596	*	Dycom Industries, Inc	6,598
772	*	EMCOR Group, Inc	15,533
466	*	Insituform Technologies, Inc (Class A)	7,908
167	*	Integrated Electrical Services, Inc	1,304
220	*	Layne Christensen Co	4,499
2,337	*	Quanta Services, Inc	54,054

		TOTAL SPECIAL TRADE CONTRACTORS	113,392

STONE, CLAY, AND GLASS PRODUCTS - 0.55%
8,386		3M Co	503,998
311		Apogee Enterprises, Inc	3,825
280	*	Cabot Microelectronics Corp	7,921
290		CARBO Ceramics, Inc	9,918
582		Eagle Materials, Inc	14,690
1,606		Gentex Corp	18,630
529		Martin Marietta Materials, Inc	41,728
978	*	Owens Corning, Inc	12,499

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,030	*	Owens-Illinois, Inc	$56,860
363	*	US Concrete, Inc	719
505	*	USG Corp	5,085

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	675,873

TEXTILE MILL PRODUCTS - 0.03%
301		Albany International Corp (Class A)	3,425
597		Interface, Inc (Class A)	3,701
664	*	Mohawk Industries, Inc	23,692
200		Oxford Industries, Inc	2,330

		TOTAL TEXTILE MILL PRODUCTS	33,148

TOBACCO PRODUCTS - 1.35%
24,964		Altria Group, Inc	409,160
1,783		Fortune Brands, Inc	61,941
2,030		Lorillard, Inc	137,573
23,685		Philip Morris International, Inc	1,033,140
302		Universal Corp	9,999
445		Vector Group Ltd	6,359

		TOTAL TOBACCO PRODUCTS	1,658,172

TRANSPORTATION BY AIR - 0.36%
114	*	Air Methods Corp	3,119
683	*	Air Transport Services Group, Inc	1,585
1,455	*	Airtran Holdings, Inc	9,006
458	*	Alaska Air Group, Inc	8,363
191	*	Allegiant Travel Co	7,571
3,633	*	AMR Corp	14,605
211	*	Atlas Air Worldwide Holdings, Inc	4,893
353	*	Bristow Group, Inc	10,459
1,494	*	Continental Airlines, Inc (Class B)	13,237
364		Copa Holdings S.A. (Class A)	14,858
9,302	*	Delta Air Lines, Inc	53,859
3,738		FedEx Corp	207,908
457	*	Hawaiian Holdings, Inc	2,751
2,632	*	JetBlue Airways Corp	11,239
149	*	PHI, Inc	2,554
421	*	Republic Airways Holdings, Inc	2,749
692		Skywest, Inc	7,058
8,446		Southwest Airlines Co	56,842
1,722		UAL Corp	5,493
1,214	*	US Airways Group, Inc	2,950

		TOTAL TRANSPORTATION BY AIR	441,099

TRANSPORTATION EQUIPMENT - 2.15%
263		A.O. Smith Corp	8,566
468	*	AAR Corp	7,511
159	*	Aerovironment, Inc	4,907
449		American Axle & Manufacturing Holdings, Inc	1,545
90		American Railcar Industries, Inc	743
234	*	Amerigon, Inc (Class A)	1,427
738		ArvinMeritor, Inc	3,240
237	*	ATC Technology Corp	3,437
990		Autoliv, Inc	28,482
1,148	*	BE Aerospace, Inc	16,485
8,770		Boeing Co	372,724
1,481		Brunswick Corp	6,398
615		Clarcor, Inc	17,952
211	*	Cogo Group, Inc	1,260
1,129	*	Dana Holding Corp	1,445
133	*	Dorman Products, Inc	1,839
121		Ducommun, Inc	2,274
261	*	Federal Mogul Corp (Class A)	2,466
520		Federal Signal Corp	3,978
744	*	Force Protection, Inc	6,577
37,582	*	Ford Motor Co	228,123

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

227		Freightcar America, Inc	$3,816
140	*	Fuel Systems Solutions, Inc	2,827
575	*	GenCorp, Inc	1,098
4,174		General Dynamics Corp	231,198
111	*	GenTek, Inc	2,479
1,925		Genuine Parts Co	64,603
1,495		Goodrich Corp	74,705
110		Greenbrier Cos, Inc	791
300		Group 1 Automotive, Inc	7,806
2,895		Harley-Davidson, Inc	46,928
969		Harsco Corp	27,423
278		Heico Corp	10,080
8,961		Honeywell International, Inc	281,375
380		Kaman Corp	6,346
875	*	Lear Corp	438
101	*	LMI Aerospace, Inc	1,022
3,841		Lockheed Martin Corp	309,777
115	*	Miller Industries, Inc	1,012
744	*	Navistar International Corp	32,438
706	*	Orbital Sciences Corp	10,710
850		Oshkosh Truck Corp	12,359
4,353		Paccar, Inc	141,516
433		Polaris Industries, Inc	13,908
355		Spartan Motors, Inc	4,022
1,229	*	Spirit Aerosystems Holdings, Inc (Class A)	16,886
188	*	Standard Motor Products, Inc	1,555
280		Superior Industries International, Inc	3,948
547	*	Tenneco, Inc	5,798
400		Thor Industries, Inc	7,348
67	*	Todd Shipyards Corp	1,116
480	*	TransDigm Group, Inc	17,376
964		Trinity Industries, Inc	13,130
229		Triumph Group, Inc	9,160
569	*	TRW Automotive Holdings Corp	6,430
10,100		United Technologies Corp	524,795
577		Westinghouse Air Brake Technologies Corp	18,562
353		Winnebago Industries, Inc	2,623
321	*	Wonder Auto Technology, Inc	3,252

		TOTAL TRANSPORTATION EQUIPMENT	2,642,035

TRANSPORTATION SERVICES - 0.20%
184		Ambassadors Group, Inc	2,534
2,035		CH Robinson Worldwide, Inc	106,125
121	*	Dynamex, Inc	1,862
2,563		Expeditors International Washington, Inc	85,450
538		GATX Corp	13,837
500	*	Hub Group, Inc (Class A)	10,320
474	*	Interval Leisure Group, Inc	4,418
830	*	Orbitz Worldwide, Inc	1,577
400		Pacer International, Inc	892
124	*	Universal Travel Group	1,388
1,203		UTI Worldwide, Inc	13,714

		TOTAL TRANSPORTATION SERVICES	242,117

TRUCKING AND WAREHOUSING - 0.45%
300		Arkansas Best Corp	7,905
250	*	Celadon Group, Inc	2,098
560		Con-way, Inc	19,774
348		Forward Air Corp	7,419
666		Heartland Express, Inc	9,804
1,049		J.B. Hunt Transport Services, Inc	32,025
624		Landstar System, Inc	22,408
160	*	Marten Transport Ltd	3,322
331	*	Old Dominion Freight Line	11,112
16	*	Patriot Transportation Holding, Inc	1,167
133	*	Saia, Inc	2,395
8,349		United Parcel Service, Inc (Class B)	417,366
68		Universal Truckload Services, Inc	1,064

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

90	*	USA Truck, Inc	$1,218
511		Werner Enterprises, Inc	9,259
1,692	*	YRC Worldwide, Inc	2,927

		TOTAL TRUCKING AND WAREHOUSING	551,263

WATER TRANSPORTATION - 0.24%
464		Alexander & Baldwin, Inc	10,876
168	*	American Commercial Lines, Inc	2,601
5,249		Carnival Corp	135,268
449		DHT Maritime, Inc	2,339
930		Eagle Bulk Shipping, Inc	4,362
623		Frontline Ltd	15,176
344		Genco Shipping & Trading Ltd	7,472
570		General Maritime Corp	5,637
383		Golar LNG Ltd	3,275
249	*	Gulfmark Offshore, Inc	6,872
369		Horizon Lines, Inc (Class A)	1,424
253	*	Hornbeck Offshore Services, Inc	5,412
64		International Shipholding Corp	1,725
624	*	Kirby Corp	19,837
185		Knightsbridge Tankers Ltd	2,523
509		Nordic American Tanker Shipping	16,196
438	*	Odyssey Marine Exploration, Inc	701
283		Overseas Shipholding Group, Inc	9,633
1,568		Royal Caribbean Cruises Ltd	21,231
482		Ship Finance International Ltd	5,316
160	*	TBS International Ltd (Class A)	1,250
480		Teekay Corp	10,094
140		Teekay Tankers Ltd (Class A)	1,301
833	*	Ultrapetrol Bahamas Ltd	3,690

		TOTAL WATER TRANSPORTATION	294,211

WHOLESALE TRADE-DURABLE GOODS - 0.37%
400		Agilysys, Inc	1,872
508		Applied Industrial Technologies, Inc	10,008
1,424	*	Arrow Electronics, Inc	30,246
565		Barnes Group, Inc	6,718
543	*	Beacon Roofing Supply, Inc	7,852
1,424		BorgWarner, Inc	48,629
200		Castle (A.M.) & Co	2,416
128	*	Chindex International, Inc	1,583
342	*	Conceptus, Inc	5,780
229	*	DemandTec, Inc	2,015
400	*	Digi International, Inc	3,900
290	*	Drew Industries, Inc	3,529
71		Eastern Co	1,172
191	*	Hansen Medical, Inc	944
186		Houston Wire & Cable Co	2,215
1,833	*	Ingram Micro, Inc (Class A)	32,077
718	*	Insight Enterprises, Inc	6,936
392	*	Interline Brands, Inc	5,363
691		Knight Transportation, Inc	11,436
45		Lawson Products, Inc	639
1,689	*	LKQ Corp	27,784
476	*	MedAssets, Inc	9,258
314	*	Merge Healthcare, Inc	1,350
131	*	MWI Veterinary Supply, Inc	4,567
503		Owens & Minor, Inc	22,041
1,289	*	Patterson Cos, Inc	27,971
614		PEP Boys - Manny Moe & Jack	6,226
567		Pool Corp	9,390
731	*	PSS World Medical, Inc	13,531
737		Reliance Steel & Aluminum Co	28,293
839	*	Solera Holdings, Inc	21,311
616	*	Tech Data Corp	20,149
82	*	Titan Machinery, Inc	1,041
466	*	TomoTherapy, Inc	1,282
432	*	Tyler Technologies, Inc	6,748

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

743		W.W. Grainger, Inc	$60,836
494	*	WESCO International, Inc	12,370
178	*	West Marine, Inc	981

		TOTAL WHOLESALE TRADE-DURABLE GOODS	460,459

WHOLESALE TRADE-NONDURABLE GOODS - 0.60%
282		Aceto Corp	1,881
943		Airgas, Inc	38,220
1,200	*	Akorn, Inc	1,440
1,062	*	Alliance One International, Inc	4,036
756		Allscripts Healthcare Solutions, Inc	11,990
207		Andersons, Inc	6,198
805	*	Bare Escentuals, Inc	7,140
496	*	BioScrip, Inc	2,936
299	*	BMP Sunstone Corp	1,417
1,087		Brown-Forman Corp (Class B)	46,719
4,270		Cardinal Health, Inc	130,449
533	*	Central European Distribution Corp	14,162
128	*	Clearwater Paper Corp	3,237
108	*	Core-Mark Holding Co, Inc	2,814
1	*	CPEX Pharmaceuticals, Inc	10
2,171	*	Dean Foods Co	41,661
1,415	*	Endo Pharmaceuticals Holdings, Inc	25,357
476	*	Fresh Del Monte Produce, Inc	7,740
362	*	Green Mountain Coffee Roasters, Inc	21,401
490	*	Hain Celestial Group, Inc	7,649
1,121	*	Henry Schein, Inc	53,752
744		Herbalife Ltd	23,466
100		Kenneth Cole Productions, Inc (Class A)	703
330		K-Swiss, Inc (Class A)	2,805
161	*	LSB Industries, Inc	2,603
593		Men’s Wearhouse, Inc	11,374
286		Myers Industries, Inc	2,380
180		Nash Finch Co	4,871
559		Nu Skin Enterprises, Inc (Class A)	8,553
300	*	Perry Ellis International, Inc	2,184
241	*	School Specialty, Inc	4,871
217		Spartan Stores, Inc	2,693
114	*	Synutra International, Inc	1,254
7,210		Sysco Corp	162,080
1,234		Terra Industries, Inc	29,887
432	*	Tractor Supply Co	17,850
518	*	United Natural Foods, Inc	13,598
306	*	United Stationers, Inc	10,673
100		Valhi, Inc	743
225	*	Volcom, Inc	2,813
260		Zep, Inc	3,133
203	*	Zhongpin, Inc	2,103

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	740,846

		TOTAL COMMON STOCKS (Cost $149,628,069)	120,477,528

		TOTAL PORTFOLIO - 97.88% (Cost $149,628,069)	120,477,528
		OTHER ASSETS AND LIABILITIES, NET - 2.12%	2,605,276

		NET ASSETS - 100.00%	$123,082,804

*	Non-income producing

**	Percentage represents less than 0.01%

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.42%
AMUSEMENT AND RECREATION SERVICES - 0.90%
200	*	Electronic Arts, Inc	$4,344
9,268		Walt Disney Co	216,222

		TOTAL AMUSEMENT AND RECREATION SERVICES	220,566

APPAREL AND ACCESSORY STORES - 0.64%
600		American Eagle Outfitters, Inc	8,502
89	*	AnnTaylor Stores Corp	710
100	*	Charming Shoppes, Inc	372
400	*	Chico’s FAS, Inc	3,892
400		Foot Locker, Inc	4,188
3,091		Gap, Inc	50,692
1,207	*	Kohl’s Corp	51,600
1,800		Limited Brands, Inc	21,546
800		Nordstrom, Inc	15,912

		TOTAL APPAREL AND ACCESSORY STORES	157,414

APPAREL AND OTHER TEXTILE PRODUCTS - 0.70%
300		Liz Claiborne, Inc	864
2,767		Nike, Inc (Class B)	143,275
200		Phillips-Van Heusen Corp	5,738
100		Polo Ralph Lauren Corp (Class A)	5,354
279		VF Corp	15,443

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	170,674

AUTO REPAIR, SERVICES AND PARKING - 0.04%
544	*	Hertz Global Holdings, Inc	4,346
68		Ryder System, Inc	1,899
162	*	Wright Express Corp	4,126

		TOTAL AUTO REPAIR, SERVICES AND PARKING	10,371

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
200	*	Autozone, Inc	30,222
456	*	Carmax, Inc	6,703
77	*	Copart, Inc	2,670

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	39,595

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.22%
115		Fastenal Co	3,815
8,293		Home Depot, Inc	195,963
5,174		Lowe’s Cos, Inc	100,427

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	300,205

BUSINESS SERVICES - 7.29%
1,393	*	3Com Corp	6,561
301	*	3D Systems Corp	2,170
2,043	*	Adobe Systems, Inc	57,817
330		Aircastle Ltd	2,426
463	*	Akamai Technologies, Inc	8,880
249	*	Alliance Data Systems Corp	10,256
1,116	*	Art Technology Group, Inc	4,241
694	*	Autodesk, Inc	13,172
4,312		Automatic Data Processing, Inc	152,817

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

61	*	Blackboard, Inc	$1,760
200	*	Blue Coat Systems, Inc	3,308
404	*	BPZ Energy, Inc	1,976
190	*	Ciber, Inc	589
460	*	Cogent, Inc	4,936
593	*	Compuware Corp	4,068
514	*	COMSYS IT Partners, Inc	3,007
100	*	CSG Systems International, Inc	1,324
160		Deluxe Corp	2,050
327	*	DivX, Inc	1,795
419	*	DST Systems, Inc	15,482
647	*	Earthlink, Inc	4,794
4,205	*	eBay, Inc	72,032
868	*	Expedia, Inc	13,115
169		Fair Isaac Corp	2,613
853	*	Google, Inc (Class A)	359,616
850		IMS Health, Inc	10,795
584	*	Informatica Corp	10,039
1,885		Innovative Solutions & Support, Inc	8,426
73		Interactive Data Corp	1,689
400	*	Internap Network Services Corp	1,396
369	*	Iron Mountain, Inc	10,609
305		Jack Henry & Associates, Inc	6,329
300	*	Lamar Advertising Co (Class A)	4,581
626	*	Lawson Software, Inc	3,493
242	*	Lionbridge Technologies	445
205	*	Liquidity Services, Inc	2,021
498	*	Magma Design Automation, Inc	727
170		Manpower, Inc	7,198
249		Marchex, Inc (Class B)	839
271	*	Mentor Graphics Corp	1,482
25,876		Microsoft Corp	615,072
214	*	ModusLink Global Solutions, Inc	1,468
2,745	*	MoneyGram International, Inc	4,886
544	*	Monster Worldwide, Inc	6,425
531	*	Network Equipment Technologies, Inc	2,262
1,258		NIC, Inc	8,517
1,918	*	Novell, Inc	8,689
2,061		Omnicom Group, Inc	65,086
98	*	Omniture, Inc	1,231
268	*	PDF Solutions, Inc	683
975	*	Radisys Corp	8,785
819	*	RealNetworks, Inc	2,449
645	*	Red Hat, Inc	12,984
600		Robert Half International, Inc	14,172
452	*	S1 Corp	3,119
375	*	Salesforce.com, Inc	14,314
500	*	Sapient Corp	3,145
196	*	Smith Micro Software, Inc	1,925
363	*	SonicWALL, Inc	1,989
3,229	*	Sun Microsystems, Inc	29,771
173	*	Sybase, Inc	5,422
4,019	*	Symantec Corp	62,536
1,069	*	TIBCO Software, Inc	7,665
480	*	TNS, Inc	9,000
1,135		Total System Services, Inc	15,198
146	*	Ultimate Software Group, Inc	3,539
249		United Online, Inc	1,621
273	*	Vasco Data Security International	1,996
3,600	*	Yahoo!, Inc	56,376

		TOTAL BUSINESS SERVICES	1,791,199

CHEMICALS AND ALLIED PRODUCTS - 13.21%
2,260		Abbott Laboratories	106,310
2,059		Air Products & Chemicals, Inc	132,991
200	*	Alexion Pharmaceuticals, Inc	8,224

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

795	*	Alexza Pharmaceuticals, Inc	$1,884
100	*	Alkermes, Inc	1,082
4,832	*	Amgen, Inc	255,806
101	*	Auxilium Pharmaceuticals, Inc	3,169
1,036		Avery Dennison Corp	26,604
1,281		Avon Products, Inc	33,024
631	*	Biodel, Inc	3,256
1,426	*	Biogen Idec, Inc	64,384
400	*	BioMarin Pharmaceuticals, Inc	6,244
442	*	BioMimetic Therapeutics, Inc	4,084
10,211		Bristol-Myers Squibb Co	207,385
255	*	Calgon Carbon Corp	3,542
166	*	Caraco Pharmaceutical Laboratories Ltd	510
633	*	Cell Genesys, Inc	185
61		Church & Dwight Co, Inc	3,313
403		Clorox Co	22,499
2,745		Colgate-Palmolive Co	194,181
175	*	Cypress Bioscience, Inc	1,649
504	*	Dendreon Corp	12,524
2,211	*	Durect Corp	5,262
1,900		Ecolab, Inc	74,081
1,210	*	Genzyme Corp	67,361
300	*	Geron Corp	2,301
4,533	*	Gilead Sciences, Inc	212,326
540		H.B. Fuller Co	10,136
500	*	Human Genome Sciences, Inc	1,430
240	*	Idexx Laboratories, Inc	11,088
182		Innophos Holdings, Inc	3,074
341	*	Inverness Medical Innovations, Inc	12,133
200	*	Invitrogen Corp	8,344
5,234	*	Javelin Pharmaceuticals, Inc	6,438
9,090		Johnson & Johnson	516,312
342		Lubrizol Corp	16,180
200	*	Medarex, Inc	1,670
9,480		Merck & Co, Inc	265,061
156		Minerals Technologies, Inc	5,619
30	*	Molecular Insight Pharmaceuticals, Inc	155
300		Nalco Holding Co	5,052
238	*	Neurocrine Biosciences, Inc	769
442	*	Noven Pharmaceuticals, Inc	6,321
200	*	OraSure Technologies, Inc	494
200		PDL BioPharma, Inc	1,580
552		Perrigo Co	15,335
232	*	Pharmasset, Inc	2,610
193	*	PharMerica Corp	3,789
533	*	Pozen, Inc	4,093
2,336		Praxair, Inc	166,020
9,492		Procter & Gamble Co	485,041
227	*	Progenics Pharmaceuticals, Inc	1,169
500		RPM International, Inc	7,020
450	*	Salix Pharmaceuticals Ltd	4,442
5,626		Schering-Plough Corp	141,325
233		Sensient Technologies Corp	5,259
510	*	SIGA Technologies, Inc	4,304
1,140		Sigma-Aldrich Corp	56,498
500	*	SuperGen, Inc	1,005
44	*	United Therapeutics Corp	3,667
134	*	USANA Health Sciences, Inc	3,984
300		Valspar Corp	6,759
200	*	Vertex Pharmaceuticals, Inc	7,128

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,245,485

COMMUNICATIONS - 4.68%
1,026		Alaska Communications Systems Group, Inc	7,510
656	*	Centennial Communications Corp	5,484

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

92		CenturyTel, Inc	$2,824
24	*	DG FastChannel, Inc	439
3,760	*	DIRECTV Group, Inc	92,910
1,346		Embarq Corp	56,613
200		Entercom Communications Corp (Class A)	306
2,364	*	Entravision Communications Corp (Class A)	1,135
100	*	Equinix, Inc	7,274
6,970	*	FiberTower Corp	3,485
100		Fisher Communications, Inc	1,279
6,831		Frontier Communications Corp	48,773
2,921		Gray Television, Inc	1,431
1,481	*	ICO Global Communications Holdings Ltd (Class A)	918
170	*	iPCS, Inc	2,543
769	*	Leap Wireless International, Inc	25,323
1,927	*	Liberty Global, Inc (Class A)	30,620
1,929	*	Liberty Media Corp - Capital (Series A)	26,157
3,650	*	Liberty Media Corp - Entertainment (Series A)	97,638
3,274	*	Liberty Media Holding Corp (Interactive A)	16,403
1,349	*	Lin TV Corp (Class A)	2,266
487	*	Mediacom Communications Corp (Class A)	2,489
879	*	MetroPCS Communications, Inc	11,699
120	*	NeuStar, Inc (Class A)	2,659
661	*	NII Holdings, Inc (Class B)	12,605
110		NTELOS Holdings Corp	2,026
11,450		Qwest Communications International, Inc	47,518
734		Scripps Networks Interactive (Class A)	20,427
15,671	*	Sprint Nextel Corp	75,378
718	*	SureWest Communications	7,517
388	*	Syniverse Holdings, Inc	6,220
186	*	Terremark Worldwide, Inc	1,075
2,278		Time Warner Cable, Inc	72,144
681	*	TiVo, Inc	7,137
10,550		Verizon Communications, Inc	324,203
3,789	*	Viacom, Inc (Class B)	86,010
4,713		Windstream Corp	39,401

		TOTAL COMMUNICATIONS	1,149,839

DEPOSITORY INSTITUTIONS - 5.25%
111		Bank of Hawaii Corp	3,977
5,554		Bank of New York Mellon Corp	162,787
265		BankAtlantic Bancorp Inc (Class A)	1,023
3,474		BB&T Corp	76,359
200		City National Corp	7,366
698		Colonial Bancgroup, Inc	433
800		Comerica, Inc	16,920
4,100		Fifth Third Bancorp	29,110
905	*	First Horizon National Corp	10,861
2,096	*	Flagstar Bancorp, Inc	1,425
147		Fulton Financial Corp	766
1,233		Hudson City Bancorp, Inc	16,387
2,600		Keycorp	13,624
671		M&T Bank Corp	34,174
1,400		Marshall & Ilsley Corp	6,720
300	*	Metavante Technologies, Inc	7,758
1,170		New York Community Bancorp, Inc	12,507
148		NewAlliance Bancshares, Inc	1,702
989		Northern Trust Corp	53,090
145		Old National Bancorp	1,424
189		People’s United Financial, Inc	2,843
2,321		PNC Financial Services Group, Inc	90,078
540		Popular, Inc	1,188
355		Provident Financial Services, Inc	3,231
4,160		Regions Financial Corp	16,806
2,386		State Street Corp	112,619
2,387		SunTrust Banks, Inc	39,266
148	*	SVB Financial Group	4,029
900		Synovus Financial Corp	2,691

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,847		UCBH Holdings, Inc	$2,327
8,529		US Bancorp	152,840
16,481		Wells Fargo & Co	399,828
100		Zions Bancorporation	1,156
		TOTAL DEPOSITORY INSTITUTIONS	1,287,315

EATING AND DRINKING PLACES - 1.50%
521	*	AFC Enterprises	3,517
793		Darden Restaurants, Inc	26,153
13		DineEquity, Inc	405
4,678		McDonald’s Corp	268,939
177	*	Sonic Corp	1,775
3,234	*	Starbucks Corp	44,921
660		Yum! Brands, Inc	22,004

		TOTAL EATING AND DRINKING PLACES	367,714

EDUCATIONAL SERVICES - 0.02%
43	*	ITT Educational Services, Inc	4,328

		TOTAL EDUCATIONAL SERVICES	4,328

ELECTRIC, GAS, AND SANITARY SERVICES - 6.83%
3,718	*	AES Corp	43,166
1,096		AGL Resources, Inc	34,853
966		Alliant Energy Corp	25,242
820		Aqua America, Inc	14,678
1,100		Atmos Energy Corp	27,544
2,028		Avista Corp	36,119
947	*	Calpine Corp	10,559
1,667		Centerpoint Energy, Inc	18,470
242		Central Vermont Public Service Corp	4,380
121		CH Energy Group, Inc	5,651
1,962	*	Clean Energy Fuels Corp	16,893
2,422		Cleco Corp	54,301
3,253		Consolidated Edison, Inc	121,726
2,400		Crosstex Energy, Inc	9,984
1,429		Edison International	44,956
4,837		El Paso Corp	44,646
300		Energen Corp	11,970
2,312		FPL Group, Inc	131,459
2,385		Hawaiian Electric Industries, Inc	45,458
2,000		Idacorp, Inc	52,280
87		ITC Holdings Corp	3,946
222		Laclede Group, Inc	7,355
500		MGE Energy, Inc	16,775
1,739		National Fuel Gas Co	62,743
197		New Jersey Resources Corp	7,297
693		Nicor, Inc	23,992
5,139		NiSource, Inc	59,921
1,093		Northeast Utilities	24,385
162		Northwest Natural Gas Co	7,180
1,211	*	NRG Energy, Inc	31,438
865		NSTAR	27,775
2,900		NV Energy, Inc	31,291
3,459		OGE Energy Corp	97,958
5,252		Pepco Holdings, Inc	70,587
1,108		PG&E Corp	42,592
982		Piedmont Natural Gas Co, Inc	23,676
681		Pinnacle West Capital Corp	20,532
1,929		PPL Corp	63,580
1,732		Public Service Enterprise Group, Inc	56,515
1,713		Questar Corp	53,206
1,829		Resource America, Inc (Class A)	9,840
1,042		Sempra Energy	51,714
211		SJW Corp	4,790
500		South Jersey Industries, Inc	17,445
155		Southwest Gas Corp	3,443
400		UGI Corp	10,196
200		UIL Holdings Corp	4,490
587		WGL Holdings, Inc	18,796

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,478		Williams Cos, Inc	$69,902

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,677,695

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.53%
2,047	*	Adaptec, Inc	5,425
277	*	Advanced Energy Industries, Inc	2,490
1,782	*	Advanced Micro Devices, Inc	6,896
1,480		Ametek, Inc	51,178
281	*	Avnet, Inc	5,909
161		Baldor Electric Co	3,830
147	*	Benchmark Electronics, Inc	2,117
20,753	*	Cisco Systems, Inc	386,835
297	*	Conexant Systems, Inc	434
308	*	Cree, Inc	9,052
145	*	Dolby Laboratories, Inc (Class A)	5,406
506		Eaton Corp	22,573
81	*	Energy Conversion Devices, Inc	1,146
4,262	*	Finisar Corp	2,429
321	*	First Solar, Inc	52,041
312	*	FuelCell Energy, Inc	1,304
377	*	GrafTech International Ltd	4,264
85	*	Greatbatch, Inc	1,922
100		Harman International Industries, Inc	1,880
582	*	Harmonic, Inc	3,428
530	*	Hutchinson Technology, Inc	1,034
21,550		Intel Corp	356,652
169	*	InterDigital, Inc	4,130
77		Lincoln Electric Holdings, Inc	2,775
538	*	Loral Space & Communications, Inc	13,854
2,267	*	LSI Logic Corp	10,338
181	*	Medis Technologies Ltd	91
2,856	*	Micron Technology, Inc	14,451
10,710		Motorola, Inc	71,006
1,151	*	NetApp, Inc	22,698
1,509	*	ON Semiconductor Corp	10,352
645	*	Oplink Communications, Inc	7,353
293		Plantronics, Inc	5,541
357	*	Polycom, Inc	7,236
200	*	Power-One, Inc	298
621	*	Powerwave Technologies, Inc	1,000
441	*	QLogic Corp	5,592
586	*	Quantum Fuel Systems Technologies Worldwide, Inc	452
706	*	RF Micro Devices, Inc	2,655
760	*	Silicon Storage Technology, Inc	1,421
12,111	*	Sirius XM Radio, Inc	5,208
487	*	Skyworks Solutions, Inc	4,763
168	*	Sunpower Corp (Class A)	4,476
400	*	Sycamore Networks, Inc	1,252
1,169	*	Symmetricom, Inc	6,745
141	*	Synaptics, Inc	5,450
221	*	Tekelec	3,719
288		Teleflex, Inc	12,911
1,300	*	Tellabs, Inc	7,449
7,497		Texas Instruments, Inc	159,685
338	*	Thomas & Betts Corp	9,755
944	*	Triquint Semiconductor, Inc	5,013
184	*	TTM Technologies, Inc	1,465
100		Whirlpool Corp	4,256
800		Xilinx, Inc	16,368

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,358,003

ENGINEERING AND MANAGEMENT SERVICES - 0.97%
4,100		Accenture Ltd (Class A)	137,185
200	*	Amylin Pharmaceuticals, Inc	2,700
200	*	Ariad Pharmaceuticals, Inc	318
200	*	Celera Corp	1,526
42		Corporate Executive Board Co	872

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

321	*	Hewitt Associates, Inc (Class A)	$9,559
767	*	Incyte Corp	2,523
435	*	Isis Pharmaceuticals, Inc	7,178
139	*	Navigant Consulting, Inc	1,796
1,563		Paychex, Inc	39,388
211	*	Regeneron Pharmaceuticals, Inc	3,781
22,419	*	Rentech, Inc	12,779
100	*	Symyx Technologies, Inc	585
318	*	Tetra Tech, Inc	9,111
303	*	VCA Antech, Inc	8,090

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	237,391

FABRICATED METAL PRODUCTS - 0.89%
140		Aptargroup, Inc	4,728
720		Commercial Metals Co	11,542
258		Dynamic Materials Corp	4,974
100		Gulf Island Fabrication, Inc	1,583
4,243		Illinois Tool Works, Inc	158,433
200		Pentair, Inc	5,124
150		Quanex Building Products Corp	1,683
147		Snap-On, Inc	4,225
600		Stanley Works	20,304
71		Valmont Industries, Inc	5,118

		TOTAL FABRICATED METAL PRODUCTS	217,714

FOOD AND KINDRED PRODUCTS - 4.07%
1,688		Campbell Soup Co	49,661
20		Coca-Cola Enterprises, Inc	333
2,456		General Mills, Inc	137,585
2,010		H.J. Heinz Co	71,757
80	*	Hansen Natural Corp	2,466
1,029		Hershey Co	37,044
164		J.M. Smucker Co	7,980
2,828		Kellogg Co	131,700
7,819		Kraft Foods, Inc (Class A)	198,133
51		Lancaster Colony Corp	2,248
146		McCormick & Co, Inc	4,749
5,994		PepsiCo, Inc	329,431
11	*	Ralcorp Holdings, Inc	670
2,399		Sara Lee Corp	23,414
76		Tootsie Roll Industries, Inc	1,724

		TOTAL FOOD AND KINDRED PRODUCTS	998,895

FOOD STORES - 0.29%
51	*	Great Atlantic & Pacific Tea Co, Inc	217
1,270		Kroger Co	28,004
1,832		Safeway, Inc	37,317
260	*	Whole Foods Market, Inc	4,935

		TOTAL FOOD STORES	70,473

FORESTRY - 0.12%
996		Weyerhaeuser Co	30,308

		TOTAL FORESTRY	30,308

FURNITURE AND FIXTURES - 0.20%
68		Herman Miller, Inc	1,043
470		Hill-Rom Holdings, Inc	7,623
128		HNI Corp	2,312
200	*	Kinetic Concepts, Inc	5,450

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

700		Leggett & Platt, Inc	$10,661
2,240		Masco Corp	21,459

		TOTAL FURNITURE AND FIXTURES	48,548

FURNITURE AND HOME FURNISHINGS STORES - 0.29%
865	*	Bed Bath & Beyond, Inc	26,599
1,050		Best Buy Co, Inc	35,164
199	*	GameStop Corp (Class A)	4,380
200		RadioShack Corp	2,792
100		Williams-Sonoma, Inc	1,187

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	70,122

GENERAL BUILDING CONTRACTORS - 0.04%
400		Centex Corp	3,384
400		Lennar Corp (Class A)	3,876
169	*	M/I Homes, Inc	1,655
300	*	Standard-Pacific Corp	609

		TOTAL GENERAL BUILDING CONTRACTORS	9,524

GENERAL MERCHANDISE STORES - 1.61%
2,881		Costco Wholesale Corp	131,662
940		JC Penney Co, Inc	26,987
800		Macy’s, Inc	9,408
4,138		Target Corp	163,327
2,029		TJX Companies, Inc	63,832

		TOTAL GENERAL MERCHANDISE STORES	395,216

HEALTH SERVICES - 0.58%
55	*	Amsurg Corp	1,179
112	*	Corvel Corp	2,550
201	*	Edwards Lifesciences Corp	13,674
791	*	Five Star Quality Care, Inc	1,511
161	*	Healthways, Inc	2,165
669	*	Laboratory Corp of America Holdings	45,352
421	*	LCA-Vision, Inc	1,777
337	*	LifePoint Hospitals, Inc	8,846
1,668	*	Nektar Therapeutics	10,809
162	*	Nighthawk Radiology Holdings, Inc	599
964		Quest Diagnostics, Inc	54,399

		TOTAL HEALTH SERVICES	142,861

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.04%
301	*	LB Foster Co (Class A)	9,051
159	*	Matrix Service Co	1,825

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	10,876

HOLDING AND OTHER INVESTMENT OFFICES - 1.55%
2,944		Annaly Mortgage Management, Inc	44,572
800		Anworth Mortgage Asset Corp	5,768
1,347		Ashford Hospitality Trust, Inc	3,785
389		Boston Properties, Inc	18,555
441		Capstead Mortgage Corp	5,605
1,159		Duke Realty Corp	10,164
1,938		Equity Residential	43,082
55		First Industrial Realty Trust, Inc	239
930		HCP, Inc	19,707
207		Health Care REIT, Inc	7,059
1,480		Hersha Hospitality Trust	3,670
2,530		Host Marriott Corp	21,227
700		HRPT Properties Trust	2,842
800	*	iStar Financial, Inc	2,272
1,200		Kimco Realty Corp	12,060

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

300		Liberty Property Trust	$6,912
255		MFA Mortgage Investments, Inc	1,765
78		Mid-America Apartment Communities, Inc	2,863
1,865		NorthStar Realty Finance Corp	5,278
1,000		Prologis	8,060
1,307		Public Storage, Inc	85,582
213		RAIT Investment Trust	292
78		Regency Centers Corp	2,723
176		UDR, Inc	1,818
2,062		Virgin Media, Inc	19,280
651		Vornado Realty Trust	29,315
300		WABCO Holdings, Inc	5,310
733		Weingarten Realty Investors	10,636

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	380,441

HOTELS AND OTHER LODGING PLACES - 0.27%
600		Choice Hotels International, Inc	15,966
500	*	Gaylord Entertainment Co	6,355
1,201	*	Great Wolf Resorts, Inc	2,450
1,200	*	Lodgian, Inc	1,560
200		Marcus Corp	2,104
1,245		Marriott International, Inc (Class A)	27,467
448		Starwood Hotels & Resorts Worldwide, Inc	9,946

		TOTAL HOTELS AND OTHER LODGING PLACES	65,848

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.35%
400	*	AGCO Corp	11,628
3,736	*	Allis-Chalmers Energy, Inc	8,630
6,644		Applied Materials, Inc	72,885
90	*	Astec Industries, Inc	2,672
699	*	Axcelis Technologies, Inc	322
400		Black & Decker Corp	11,464
200		Briggs & Stratton Corp	2,668
2,450		Caterpillar, Inc	80,948
1,082	*	Cray, Inc	8,526
1,279		Cummins, Inc	45,034
2,666		Deere & Co	106,507
8,135	*	Dell, Inc	111,694
66		Donaldson Co, Inc	2,286
100	*	Dril-Quip, Inc	3,810
241	*	Entegris, Inc	656
82	*	Flotek Industries, Inc	166
600	*	FMC Technologies, Inc	22,548
421		Graco, Inc	9,270
9,067		Hewlett-Packard Co	350,439
772	*	Immersion Corp	3,814
607	*	Ingersoll-Rand PLC	12,686
4,531		International Business Machines Corp	473,126
124	*	Intevac, Inc	1,080
129		John Bean Technologies Corp	1,615
4,107		Johnson Controls, Inc	89,204
364	*	Lam Research Corp	9,464
300	*	Lexmark International, Inc (Class A)	4,755
55		Lufkin Industries, Inc	2,313
516		Manitowoc Co, Inc	2,714
292		Modine Manufacturing Co	1,402
400		Nordson Corp	15,464
89	*	Oil States International, Inc	2,155
300		Pall Corp	7,968
2,748	*	Quantum Corp	2,281
2,812		Seagate Technology, Inc	29,414
508	*	Semitool, Inc	2,347

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

210	*	Sigma Designs, Inc	$3,368
406	*	STEC, Inc	9,415
132	*	Tecumseh Products Co (Class A)	1,282
716		Tennant Co	13,167
170	*	Ultratech, Inc	2,093
400	*	Varian Medical Systems, Inc	14,056

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,557,336

INSTRUMENTS AND RELATED PRODUCTS - 5.28%
100	*	Affymetrix, Inc	593
1,539	*	Agilent Technologies, Inc	31,257
1,318		Allergan, Inc	62,710
3,487		Baxter International, Inc	184,672
370		Beckman Coulter, Inc	21,142
1,809		Becton Dickinson & Co	129,000
200	*	Bruker BioSciences Corp	1,852
191	*	Cardiac Science Corp	768
365	*	Cepheid, Inc	3,438
2,070		Danaher Corp	127,802
636		Dentsply International, Inc	19,411
5,217		Emerson Electric Co	169,031
396	*	Flir Systems, Inc	8,934
601		Garmin Ltd	14,316
470		Hillenbrand, Inc	7,821
788	*	Hologic, Inc	11,213
182	*	Illumina, Inc	7,087
139	*	Intuitive Surgical, Inc	22,749
564	*	ION Geophysical Corp	1,449
361	*	Ixia	2,433
598	*	LTX-Credence Corp	281
5,711		Medtronic, Inc	199,256
236	*	Millipore Corp	16,570
200		Movado Group, Inc	2,108
278		Rockwell Automation, Inc	8,929
178		Roper Industries, Inc	8,065
1,442	*	St. Jude Medical, Inc	59,266
268		STERIS Corp	6,989
70		Techne Corp	4,467
1,505	*	Thermo Electron Corp	61,359
260	*	Trimble Navigation Ltd	5,104
636	*	Vivus, Inc	3,867
300	*	Waters Corp	15,441
4,409		Xerox Corp	28,570
1,131	*	Zimmer Holdings, Inc	48,181

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,296,131

INSURANCE AGENTS, BROKERS AND SERVICE - 0.37%
1,611		AON Corp	61,008
1,121	*	Crawford & Co (Class B)	5,381
1,987		Hartford Financial Services Group, Inc	23,586

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	89,975

INSURANCE CARRIERS - 4.18%
2,471		Aetna, Inc	61,899
3,406		Aflac, Inc	105,892
5	*	Alleghany Corp	1,355
37		American Physicians Capital, Inc	1,449
120	*	Arch Capital Group Ltd	7,030
853		Aspen Insurance Holdings Ltd	19,056
613		Assurant, Inc	14,767
69	*	Catalyst Health Solutions, Inc	1,721
263	*	Centene Corp	5,255
3,142		Chubb Corp	125,302

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,385		Cincinnati Financial Corp	$53,305
332		Endurance Specialty Holdings Ltd	9,728
202		Erie Indemnity Co (Class A)	7,224
1,970		Genworth Financial, Inc (Class A)	13,770
150		Hanover Insurance Group, Inc	5,717
737	*	Humana, Inc	23,776
2,014		Lincoln National Corp	34,661
30	*	Markel Corp	8,451
177	*	Molina Healthcare, Inc	4,234
765		Montpelier Re Holdings Ltd	10,167
70		Odyssey Re Holdings Corp	2,799
468		Phoenix Cos, Inc	782
347		Platinum Underwriters Holdings Ltd	9,921
200		PMI Group, Inc	396
1,800		Principal Financial Group	33,912
4,377		Progressive Corp	66,136
300		Protective Life Corp	3,432
220		Radian Group, Inc	598
36		Stancorp Financial Group, Inc	1,032
4,120		Travelers Cos, Inc	169,084
1,457		UnumProvident Corp	23,108
700		W.R. Berkley Corp	15,029
3,413	*	WellPoint, Inc	173,687
1,041		XL Capital Ltd (Class A)	11,930

		TOTAL INSURANCE CARRIERS	1,026,605

LEATHER AND LEATHER PRODUCTS - 0.14%
1,184		Coach, Inc	31,826
115		Weyco Group, Inc	2,655

		TOTAL LEATHER AND LEATHER PRODUCTS	34,481

LEGAL SERVICES - 0.02%
95	*	FTI Consulting, Inc	4,818

		TOTAL LEGAL SERVICES	4,818

LUMBER AND WOOD PRODUCTS - 0.00%
400	*	Champion Enterprises, Inc	128

		TOTAL LUMBER AND WOOD PRODUCTS	128

METAL MINING - 0.17%
974		Royal Gold, Inc	40,616

		TOTAL METAL MINING	40,616

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.23%
318		Armstrong World Industries, Inc	5,244
200		Callaway Golf Co	1,014
3,063		Mattel, Inc	49,161

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	55,419

MISCELLANEOUS RETAIL - 2.16%
1,275	*	Amazon.com, Inc	106,667
5,906		CVS Corp	188,225
41	*	Dollar Tree, Inc	1,726
188	*	GSI Commerce, Inc	2,679
790	*	Hibbett Sports, Inc	14,220
248	*	HSN, Inc	2,621
700	*	Office Depot, Inc	3,192
200		Petsmart, Inc	4,292
88	*	Priceline.com, Inc	9,816
2,618		Staples, Inc	52,805

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

300		Tiffany & Co	$7,608
4,606		Walgreen Co	135,416

		TOTAL MISCELLANEOUS RETAIL	529,267

MOTION PICTURES - 0.12%
97	*	Avid Technology, Inc	1,301
559	*	Discovery Communications, Inc (Class A)	12,605
306	*	DreamWorks Animation SKG, Inc (Class A)	8,443
200		Regal Entertainment Group (Class A)	2,658
361	*	tw telecom inc (Class A)	3,707

		TOTAL MOTION PICTURES	28,714

NONDEPOSITORY INSTITUTIONS - 1.00%
5,740		American Express Co	133,397
756	*	AmeriCredit Corp	10,244
2,329		Capital One Financial Corp	50,958
500		CapitalSource, Inc	2,440
2,202		CIT Group, Inc	4,734
2,202		Discover Financial Services	22,615
319		Federal Agricultural Mortgage Corp (Class C)	1,541
1,477	*	Guaranty Financial Group, Inc	281
1,662		Medallion Financial Corp	12,714
2,590	*	NewStar Financial, Inc	4,947
105	*	World Acceptance Corp	2,091

		TOTAL NONDEPOSITORY INSTITUTIONS	245,962

NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
900		AMCOL International Corp	19,422
68		Compass Minerals International, Inc	3,734
723		Vulcan Materials Co	31,161

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	54,317

OIL AND GAS EXTRACTION - 6.54%
2,322		Apache Corp	167,531
378		Atlas America, Inc	6,755
122	*	ATP Oil & Gas Corp	849
400		Berry Petroleum Co (Class A)	7,436
120	*	Boots & Coots, Inc	167
200	*	Bronco Drilling Co, Inc	856
700		Cabot Oil & Gas Corp	21,448
1,029	*	Callon Petroleum Co	2,037
850	*	Cameron International Corp	24,055
4,076		Chesapeake Energy Corp	80,827
615		Cimarex Energy Co	17,429
225	*	Complete Production Services, Inc	1,431
325	*	Contango Oil & Gas Co	13,809
112	*	Dawson Geophysical Co	3,343
2,575	*	Denbury Resources, Inc	37,930
2,988		Devon Energy Corp	162,846
1,100		Diamond Offshore Drilling, Inc	91,355
300	*	Encore Acquisition Co	9,255
1,081		ENSCO International, Inc	37,694
1,638		EOG Resources, Inc	111,253
2,040		Equitable Resources, Inc	71,216
124	*	EXCO Resources, Inc	1,602
49	*	Exterran Holdings, Inc	786
249	*	Geokinetics, Inc	3,399
591	*	Geomet, Inc	650
900	*	Global Industries Ltd	5,094
92	*	GMX Resources, Inc	979
369	*	Goodrich Petroleum Corp	9,074
1,008		Helmerich & Payne, Inc	31,117
2,560	*	Meridian Resource Corp	896
880	*	Nabors Industries Ltd	13,710

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,196	*	National Oilwell Varco, Inc	$104,381
677	*	Newfield Exploration Co	22,118
1,798		Noble Energy, Inc	106,028
78	*	Oceaneering International, Inc	3,526
753	*	Parker Drilling Co	3,268
1,754	*	PetroHawk Energy Corp	39,114
200	*	Petroleum Development Corp	3,138
415	*	Petroquest Energy, Inc	1,531
697	*	Pioneer Drilling Co	3,339
1,009		Pioneer Natural Resources Co	25,730
1,100	*	Pride International, Inc	27,566
800	*	Quicksilver Resources, Inc	7,432
597		Range Resources Corp	24,722
1,050		Smith International, Inc	27,038
927	*	Southwestern Energy Co	36,014
500		St. Mary Land & Exploration Co	10,435
188	*	Stone Energy Corp	1,395
2,287	*	Sulphco, Inc	2,104
400	*	Swift Energy Co	6,660
650	*	Ultra Petroleum Corp	25,350
300	*	Unit Corp	8,271
374	*	Venoco, Inc	2,869
500		W&T Offshore, Inc	4,870
300	*	Whiting Petroleum Corp	10,548
4,290		XTO Energy, Inc	163,621

		TOTAL OIL AND GAS EXTRACTION	1,607,897

PAPER AND ALLIED PRODUCTS - 0.95%
551		Bemis Co	13,885
150	*	Buckeye Technologies, Inc	674
103	*	Domtar Corporation	1,708
1,597		International Paper Co	24,163
2,545		Kimberly-Clark Corp	133,434
1,866		MeadWestvaco Corp	30,621
114		Rock-Tenn Co (Class A)	4,350
700		Sonoco Products Co	16,765
500		Temple-Inland, Inc	6,560

		TOTAL PAPER AND ALLIED PRODUCTS	232,160

PERSONAL SERVICES - 0.03%
232		Regis Corp	4,039
34		Unifirst Corp	1,264
40		Weight Watchers International, Inc	1,031

		TOTAL PERSONAL SERVICES	6,334

PETROLEUM AND COAL PRODUCTS - 1.43%
100		Ashland, Inc	2,805
2,750		Hess Corp	147,813
5,440		Marathon Oil Corp	163,907
1,530		Sunoco, Inc	35,496

		TOTAL PETROLEUM AND COAL PRODUCTS	350,021

PIPELINES, EXCEPT NATURAL GAS - 0.56%
8,117		Spectra Energy Corp	137,340

		TOTAL PIPELINES, EXCEPT NATURAL GAS	137,340

PRIMARY METAL INDUSTRIES - 1.47%
4,654		Alcoa, Inc	48,076
190		Allegheny Technologies, Inc	6,637
5,868		Corning, Inc	94,240
350		Gibraltar Industries, Inc	2,405
300		Hubbell, Inc (Class B)	9,618
1,850	*	Metalico, Inc	8,621

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,406		Nucor Corp	$106,899
241		Olympic Steel, Inc	5,897
1,276		Steel Dynamics, Inc	18,795
500		Tredegar Corp	6,660
868		United States Steel Corp	31,022
1,705		Worthington Industries, Inc	21,807

		TOTAL PRIMARY METAL INDUSTRIES	360,677

PRINTING AND PUBLISHING - 0.42%
412		Dun & Bradstreet Corp	33,459
233		EW Scripps Co (Class A)	487
185		Harte-Hanks, Inc	1,711
83		John Wiley & Sons, Inc (Class A)	2,760
2,109		Journal Communications, Inc (Class A)	2,214
200		Meredith Corp	5,110
1,322		New York Times Co (Class A)	7,284
600		R.R. Donnelley & Sons Co	6,972
863		Standard Register Co	2,813
116		Washington Post Co (Class B)	40,853

		TOTAL PRINTING AND PUBLISHING	103,663

RAILROAD TRANSPORTATION - 1.01%
600		Burlington Northern Santa Fe Corp	44,124
2,543		CSX Corp	88,064
500	*	Kansas City Southern Industries, Inc	8,055
2,856		Norfolk Southern Corp	107,586

		TOTAL RAILROAD TRANSPORTATION	247,829

REAL ESTATE - 0.03%
480	*	CB Richard Ellis Group, Inc (Class A)	4,493
166	*	Forestar Real Estate Group, Inc	1,972
100		Stewart Enterprises, Inc (Class A)	482

		TOTAL REAL ESTATE	6,947

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.04%
340		Sealed Air Corp	6,273
179		Tupperware Corp	4,658

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	10,931

SECURITY AND COMMODITY BROKERS - 2.83%
722		Ameriprise Financial, Inc	17,523
531		BlackRock, Inc	93,148
683		Broadridge Financial Solutions, Inc	11,324
6,487		Charles Schwab Corp	113,781
335		CME Group, Inc	104,222
388		Duff & Phelps Corp	6,899
200		Eaton Vance Corp	5,350
363		Evercore Partners, Inc (Class A)	7,129
300		Federated Investors, Inc (Class B)	7,227
1,557		Franklin Resources, Inc	112,120
415	*	IntercontinentalExchange, Inc	47,410
2,274		Invesco Ltd	40,523
556		Legg Mason, Inc	13,555
542	*	Nasdaq Stock Market, Inc	11,550
1,436		NYSE Euronext	39,131
600		SEI Investments Co	10,824
1,200		T Rowe Price Group, Inc	50,004
259		US Global Investors, Inc (Class A)	2,398

		TOTAL SECURITY AND COMMODITY BROKERS	694,118

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SOCIAL SERVICES - 0.01%
688	*	Capital Senior Living Corp	$3,130

		TOTAL SOCIAL SERVICES	3,130

SPECIAL TRADE CONTRACTORS - 0.07%
75		Chemed Corp	2,961
80	*	Layne Christensen Co	1,636
518	*	Quanta Services, Inc	11,981

		TOTAL SPECIAL TRADE CONTRACTORS	16,578

STONE, CLAY, AND GLASS PRODUCTS - 0.93%
3,544		3M Co	212,994
100		Apogee Enterprises, Inc	1,230
51	*	Cabot Microelectronics Corp	1,443
150		CARBO Ceramics, Inc	5,130
400		Gentex Corp	4,640
241	*	Owens Corning, Inc	3,080

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	228,517

TEXTILE MILL PRODUCTS - 0.01%
200		Oxford Industries, Inc	2,330

		TOTAL TEXTILE MILL PRODUCTS	2,330

TRANSPORTATION BY AIR - 0.72%
2,987	*	Airtran Holdings, Inc	18,490
700	*	Continental Airlines, Inc (Class B)	6,202
2,034	*	Delta Air Lines, Inc	11,777
581	*	ExpressJet Holdings, Inc	802
1,692		FedEx Corp	94,109
3,057	*	JetBlue Airways Corp	13,053
267		Skywest, Inc	2,723
4,240		Southwest Airlines Co	28,535

		TOTAL TRANSPORTATION BY AIR	175,691

TRANSPORTATION EQUIPMENT - 1.16%
200		American Axle & Manufacturing Holdings, Inc	688
400		ArvinMeritor, Inc	1,756
1,670	*	BE Aerospace, Inc	23,981
12,140	*	Ford Motor Co	73,689
64	*	Fuel Systems Solutions, Inc	1,292
1,639		Genuine Parts Co	55,005
1,360		Harley-Davidson, Inc	22,046
660		Harsco Corp	18,678
1,405		Paccar, Inc	45,677
1,353	*	Spirit Aerosystems Holdings, Inc (Class A)	18,590
339		Superior Industries International, Inc	4,780
800	*	Tenneco, Inc	8,480
300		Westinghouse Air Brake Technologies Corp	9,651

		TOTAL TRANSPORTATION EQUIPMENT	284,313

TRANSPORTATION SERVICES - 0.06%
150		CH Robinson Worldwide, Inc	7,823
139		Expeditors International Washington, Inc	4,634
248	*	Interval Leisure Group, Inc	2,311
404	*	Orbitz Worldwide, Inc	768

		TOTAL TRANSPORTATION SERVICES	15,536

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TRUCKING AND WAREHOUSING - 0.77%
3,769		United Parcel Service, Inc (Class B)	$188,412

		TOTAL TRUCKING AND WAREHOUSING	188,412

WATER TRANSPORTATION - 0.08%
116		Alexander & Baldwin, Inc	2,719
400	*	Gulfmark Offshore, Inc	11,040
300	*	Hornbeck Offshore Services, Inc	6,417

		TOTAL WATER TRANSPORTATION	20,176

WHOLESALE TRADE-DURABLE GOODS - 0.61%
932		Agilysys, Inc	4,362
800		Barnes Group, Inc	9,512
400		BorgWarner, Inc	13,660
400		Castle (A.M.) & Co	4,832
465	*	Chindex International, Inc	5,752
104	*	MWI Veterinary Supply, Inc	3,625
26		Owens & Minor, Inc	1,139
522	*	Patterson Cos, Inc	11,327
900		Reliance Steel & Aluminum Co	34,551
142	*	Tyler Technologies, Inc	2,218
679		W.W. Grainger, Inc	55,598
109	*	WESCO International, Inc	2,729

		TOTAL WHOLESALE TRADE-DURABLE GOODS	149,305

WHOLESALE TRADE-NONDURABLE GOODS - 0.56%
45		Airgas, Inc	1,824
623	*	Akorn, Inc	748
440		Allscripts Healthcare Solutions, Inc	6,978
9	*	Clearwater Paper Corp	228
500	*	Endo Pharmaceuticals Holdings, Inc	8,960
105	*	Henry Schein, Inc	5,035
98		Nash Finch Co	2,652
128		Spartan Stores, Inc	1,588
4,861		Sysco Corp	109,275

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	137,288

		TOTAL COMMON STOCKS
		(Cost $31,111,137)	$24,401,582

		TOTAL PORTFOLIO -99.42%
		(Cost $31,111,137)	24,401,582
		OTHER ASSETS AND LIABILITIES, NET -0.58%	142,046

		NET ASSETS - 100.00%	$24,543,628

*	Non-income producing

**	Percentage represents less than 0.01%

The following abbreviation is used in portfolio descriptions:

Plc Public Limited Company

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.82%
FORESTRY - 2.03%
20,600		Rayonier, Inc	$748,810

		TOTAL FORESTRY	748,810

HOLDING AND OTHER INVESTMENT OFFICES - 95.60%
7,800		Acadia Realty Trust	101,790
500		Alexander’s, Inc	134,800
13,300		Alexandria Real Estate Equities, Inc	476,007
40,100		AMB Property Corp	754,281
23,000		American Campus Communities, Inc	510,140
4,000		Associated Estates Realty Corp	23,840
20,200		AvalonBay Communities, Inc	1,129,988
13,500		BioMed Realty Trust, Inc	138,105
38,506		Boston Properties, Inc	1,836,736
15,200		BRE Properties, Inc (Class A)	361,152
11,730		Camden Property Trust	323,748
22,000		CBL & Associates Properties, Inc	118,580
10,000		Cedar Shopping Centers, Inc	45,200
7,000		Colonial Properties Trust	51,800
15,000		Corporate Office Properties Trust	439,950
183		Cousins Properties, Inc	1,556
44,000		DCT Industrial Trust, Inc	179,520
35,716		Developers Diversified Realty Corp	174,294
26,000		DiamondRock Hospitality Co	162,760
17,200		Digital Realty Trust, Inc	616,620
25,000		Douglas Emmett, Inc	224,750
13,300		EastGroup Properties, Inc	439,166
8,000		Entertainment Properties Trust	164,800
7,800		Equity Lifestyle Properties, Inc	290,004
46,400		Equity Residential	1,031,472
7,700		Essex Property Trust, Inc	479,171
20,000		Extra Space Storage, Inc	167,000
21,700		Federal Realty Investment Trust	1,117,984
14,300		FelCor Lodging Trust, Inc	35,178
11,500		Franklin Street Properties Corp	152,375
18,730		Gramercy Capital Corp	30,155
20,000	*,f,m,v	GSC Capital Corp	0
62,000		HCP, Inc	1,313,780
22,594		Health Care REIT, Inc	770,455
15,000		Healthcare Realty Trust, Inc	252,450
13,600		Highwoods Properties, Inc	304,232
7,400		Home Properties, Inc	252,340
23,000		Hospitality Properties Trust	273,470
143,000		Host Marriott Corp	1,199,770
3,900		Inland Real Estate Corp	27,300
8,800		Investors Real Estate Trust	78,232
6,000		iShares Cohen & Steers Realty Majors Index Fund	215,640
7,000		iShares Dow Jones US Real Estate Index Fund	226,380
8,000		Kilroy Realty Corp	164,320
95,000		Kimco Realty Corp	954,750
12,000		LaSalle Hotel Properties	148,080
19,500		Liberty Property Trust	449,280
21,427		Macerich Co	377,329
9,000		Mack-Cali Realty Corp	205,200
5,600		Mid-America Apartment Communities, Inc	205,576
58,286		Mission West Properties, Inc	398,093
16,885		National Retail Properties, Inc	292,955
26,000		Nationwide Health Properties, Inc	669,240
15,500		Omega Healthcare Investors, Inc	240,560

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

40,000		Plum Creek Timber Co, Inc	$1,191,200
23,800		Post Properties, Inc	319,872
8,400		Potlatch Corp	204,036
73,594		Prologis	593,168
29,700		Public Storage, Inc	1,944,756
24,000		Realty Income Corp	526,080
21,500		Regency Centers Corp	750,565
1,200		Saul Centers, Inc	35,484
30,500		Senior Housing Properties Trust	497,760
73,892		Simon Property Group, Inc	3,800,266
19,097		SL Green Realty Corp	438,085
2,600		Sovran Self Storage, Inc	63,960
11,000		Sunstone Hotel Investors, Inc	58,850
7,000		Tanger Factory Outlet Centers, Inc	227,010
3,000		Taubman Centers, Inc	80,580
41,000		UDR, Inc	423,530
13,500		U-Store-It Trust	66,150
38,258		Ventas, Inc	1,142,384
47,459		Vornado Realty Trust	2,137,079

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	35,233,169

NONDEPOSITORY INSTITUTIONS %
28,800	*,f,m,v	People’s Choice Financial Corp	0

		TOTAL NONDEPOSITORY INSTITUTIONS	—

REAL ESTATE - 0.19%
43,900		Thomas Properties Group, Inc	68,923

		TOTAL REAL ESTATE	68,923

		TOTAL COMMON STOCKS (Cost $54,738,637)	36,050,902

		TOTAL PORTFOLIO - 97.82% (Cost $54,738,637)	36,050,902
		OTHER ASSETS AND LIABILITIES, NET - 2.18%	802,677

		NET ASSETS - 100.00%	$36,853,579

m	Indicates a security that has been deemed illiquid.

v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of the securities amounted to – which represents –% of net assets.

f	Restricted security

*	Non-income producing

**	Percentage represents less than 0.01%

The following abbreviations are used in portfolio descriptions:

REIT Real Estate Investment Trust

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2009

PRINCIPAL	ISSUER	RATE		MATURITY DATE	RATING†	VALUE

BONDS - 89.93%
CORPORATE BONDS - 29.11%
AMUSEMENT AND RECREATION SERVICES - 0.21%
$100,000	Walt Disney Co	5.700	%,	07/15/11	A2	$106,990
100,000	Walt Disney Co	4.500	%,	12/15/13	A2	104,246

	TOTAL AMUSEMENT AND RECREATION SERVICES					211,236

APPAREL AND ACCESSORY STORES - 0.03%
25,000	Nordstrom, Inc	6.750	%,	06/01/14	Baa2	25,988

	TOTAL APPAREL AND ACCESSORY STORES					25,988

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.03%
25,000	Home Depot, Inc	5.250	%,	12/16/13	Baa1	25,686

	TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES					25,686

BUSINESS SERVICES - 0.43%
63,000	Lamar Media Corp	6.630	%,	08/15/15	B2	53,235
175,000	Microsoft Corp	2.950	%,	06/01/14	Aaa	173,730
100,000	Oracle Corp	3.750	%,	07/08/14	A2	100,000
90,000	Sungard Data Systems, Inc	10.250	%,	08/15/15	Caa1	83,138
25,000	WPP Finance UK	8.000	%,	09/15/14	Baa2	25,388

	TOTAL BUSINESS SERVICES					435,491

CHEMICALS AND ALLIED PRODUCTS - 1.28%
50,000	Abbott Laboratories	5.600	%,	05/15/11	A1	53,420
50,000	Abbott Laboratories	5.130	%,	04/01/19	A1	51,482
100,000	Air Products & Chemicals, Inc	4.150	%,	02/01/13	A2	101,471
50,000	Amgen, Inc	5.850	%,	06/01/17	A3	53,055
25,000	Bristol-Myers Squibb Co	6.130	%,	05/01/38	A2	27,015
100,000	Eli Lilly & Co	3.550	%,	03/06/12	A1	103,598
25,000	Eli Lilly & Co	5.950	%,	11/15/37	A1	26,220
75,000	GlaxoSmithKline Capital, Inc	5.650	%,	05/15/18	A1	79,440
35,000	GlaxoSmithKline Capital, Inc	6.380	%,	05/15/38	A1	38,060
50,000	Johnson & Johnson	5.850	%,	07/15/38	Aaa	53,585
110,000	Novartis Capital Corp	4.130	%,	02/10/14	Aa2	113,232
75,000	Novartis Securities Investment Ltd	5.130	%,	02/10/19	Aa2	76,731
100,000	Pfizer, Inc	4.450	%,	03/15/12	Aa2	104,924
100,000	Pfizer, Inc	6.200	%,	03/15/19	Aa2	109,362
50,000	Praxair, Inc	5.250	%,	11/15/14	A2	53,153
175,000	Procter & Gamble Co	4.600	%,	01/15/14	Aa3	184,045
65,000	Procter & Gamble Co	5.550	%,	03/05/37	Aa3	65,825

	TOTAL CHEMICALS AND ALLIED PRODUCTS					1,294,618

COMMUNICATIONS - 3.13%
60,000	America Movil SAB de C.V.	6.130	%,	11/15/37	A3	54,855
50,000	AT&T, Inc	6.700	%,	11/15/13	A2	54,911
100,000	AT&T, Inc	6.150	%,	09/15/34	A2	94,932
50,000	AT&T, Inc	6.500	%,	09/01/37	A2	49,592
75,000	AT&T, Inc	6.550	%,	02/15/39	A2	74,867

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	RATING†	VALUE

$ 100,000		BellSouth Corp	6.880	%,	10/15/31	A2	$103,018
100,000		Comcast Corp	6.500	%,	11/15/35	Baa1	101,089
100,000		Deutsche Telekom International Finance BV	8.750	%,	06/15/30	Baa1	117,073
50,000		France Telecom S.A.	5.380	%,	07/08/19	A3	50,362
100,000		New Cingular Wireless Services, Inc	8.750	%,	03/01/31	A2	121,881
100,000	g	Qtel International Finance Ltd	7.880	%,	06/10/19	A1	101,738
100,000		Rogers Communications, Inc	6.800	%,	08/15/18	Baa2	107,203
100,000		Sprint Capital Corp	8.750	%,	03/15/32	Ba2	80,500
50,000		Telecom Italia Capital S.A.	6.180	%,	06/18/14	Baa2	50,564
75,000		Telecom Italia Capital S.A.	4.950	%,	09/30/14	Baa2	71,799
25,000		Telecom Italia Capital S.A.	7.000	%,	06/04/18	Baa2	25,291
100,000		Telecom Italia Capital S.A.	7.180	%,	06/18/19	Baa2	101,370
50,000		Telefonica Emisiones SAU	5.880	%,	07/15/19	Baa1	51,550
75,000		Time Warner Cable, Inc	6.200	%,	07/01/13	Baa2	79,023
100,000		Time Warner Cable, Inc	5.850	%,	05/01/17	Baa2	99,860
50,000		Time Warner Cable, Inc	6.750	%,	07/01/18	Baa2	52,078
100,000		Time Warner Cable, Inc	8.750	%,	02/14/19	Baa2	116,494
125,000		Time Warner Cable, Inc	8.250	%,	04/01/19	Baa2	141,827
100,000		Verizon Communications, Inc	4.350	%,	02/15/13	A3	102,146
40,000		Verizon Communications, Inc	8.750	%,	11/01/18	A3	47,379
50,000		Verizon Communications, Inc	6.350	%,	04/01/19	A3	52,015
50,000		Verizon Communications, Inc	6.400	%,	02/15/38	A3	48,950
75,000		Verizon Communications, Inc	8.950	%,	03/01/39	A3	94,711
175,000	g	Verizon Wireless Capital LLC	3.750	%,	05/20/11	A2	178,583
125,000	g	Verizon Wireless Capital LLC	5.550	%,	02/01/14	A2	132,704
175,000	g	Verizon Wireless Capital LLC	8.500	%,	11/15/18	A2	209,140
200,000		Viacom, Inc	5.750	%,	04/30/11	Baa3	204,752
25,000		Vodafone Group plc	4.150	%,	06/10/14	Baa1	24,608
50,000		Vodafone Group plc	5.450	%,	06/10/19	Baa1	49,168
100,000		Vodafone Group plc	6.250	%,	11/30/32	Baa1	99,227

		TOTAL COMMUNICATIONS					3,145,260

DEPOSITORY INSTITUTIONS - 8.03%
1,000,000		Bank of America Corp	2.380	%,	06/22/12	Aaa	1,010,003
50,000		Bank of America Corp	7.380	%,	05/15/14	A2	51,651
75,000		Bank of America Corp	5.750	%,	12/01/17	A2	66,782
100,000		Bank of America Corp	7.630	%,	06/01/19	A2	100,446
200,000		Bank of America NA	5.300	%,	03/15/17	A1	169,689
50,000		Bank of New York Mellon Corp	4.300	%,	05/15/14	Aa2	50,806
50,000		Bank of New York Mellon Corp	5.450	%,	05/15/19	Aa2	51,330
100,000		Bank One Corp	5.250	%,	01/30/13	A1	100,900
100,000		Capital One Bank USA NA	8.800	%,	07/15/19	A3	102,162
100,000		Citigroup, Inc	5.100	%,	09/29/11	A3	97,925
1,000,000		Citigroup, Inc	2.130	%,	04/30/12	Aaa	1,004,391
225,000		Citigroup, Inc	5.130	%,	05/05/14	A3	204,828
200,000		Citigroup, Inc	8.500	%,	05/22/19	A3	203,448
75,000		Citigroup, Inc	6.880	%,	03/05/38	A3	66,237
150,000		Credit Suisse	5.000	%,	05/15/13	Aa1	153,348
100,000		Credit Suisse	5.500	%,	05/01/14	Aa1	103,894
900,000	g	Depfa ACS Bank	5.130	%,	03/16/37	Aa2	569,375
100,000		Deutsche Bank AG.	4.880	%,	05/20/13	Aa1	102,647
200,000		JPMorgan Chase & Co	2.130	%,	12/26/12	Aaa	198,988
25,000		JPMorgan Chase & Co	6.000	%,	01/15/18	Aa3	24,835
150,000		JPMorgan Chase & Co	6.300	%,	04/23/19	Aa3	150,874
150,000		JPMorgan Chase & Co	6.400	%,	05/15/38	Aa3	150,378
500,000		KeyBank NA	3.200	%,	06/15/12	Aaa	516,884
250,000		M&I Marshall & Ilsley Bank	4.400	%,	03/15/10	A3	244,946
250,000		New York Community Bank	3.000	%,	12/16/11	Aaa	256,969
175,000		Northern Trust Corp	4.630	%,	05/01/14	A1	179,831
140,000	g,i	Rabobank Nederland NV	11.000	%,	12/30/49	Aa2	155,750
500,000		Regions Bank	3.250	%,	12/09/11	Aaa	518,783
100,000	g	Shinhan Bank	6.000	%,	06/29/12	A2	99,563
500,000		Sovereign Bank	2.750	%,	01/17/12	Aaa	506,678

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	RATING†	VALUE

$ 350,000		State Street Corp	2.150	%,	04/30/12	Aaa	$351,584
75,000		State Street Corp	4.300	%,	05/30/14	A1	74,148
150,000		Union Bank of California NA	5.950	%,	05/11/16	A3	138,765
25,000		Wachovia Bank NA	4.800	%,	11/01/14	Aa3	24,230
100,000		Wachovia Bank NA	5.850	%,	02/01/37	Aa3	88,214
100,000		Wells Fargo & Co	2.130	%,	06/15/12	Aaa	100,293
100,000		Wells Fargo Bank NA	4.750	%,	02/09/15	Aa3	94,824

		TOTAL DEPOSITORY INSTITUTIONS					8,086,399

ELECTRIC, GAS, AND SANITARY SERVICES - 2.18%
80,000		Alabama Power Co	5.800	%,	11/15/13	A2	86,674
75,000		Atmos Energy Corp	8.500	%,	03/15/19	Baa2	87,588
200,000		Carolina Power & Light Co	5.300	%,	01/15/19	A2	208,799
50,000		CenterPoint Energy Houston Electric LLC	7.000	%,	03/01/14	Baa2	53,977
25,000		Connecticut Light & Power Co	5.500	%,	02/01/19	A3	26,093
100,000		Dominion Resources, Inc	8.880	%,	01/15/19	Baa2	119,254
100,000		Duke Energy Carolinas LLC	5.750	%,	11/15/13	A2	107,518
100,000		Duke Energy Corp	6.300	%,	02/01/14	Baa2	107,964
75,000		Energy Transfer Partners LP	9.000	%,	04/15/19	Baa3	85,646
100,000		Florida Power & Light Co	4.850	%,	02/01/13	Aa3	103,952
50,000		Florida Power & Light Co	5.960	%,	04/01/39	Aa3	53,628
50,000		Georgia Power Co	6.000	%,	11/01/13	A2	54,532
50,000		Indiana Michigan Power Co	7.000	%,	03/15/19	Baa2	53,739
25,000		Kinder Morgan Energy Partners LP	5.630	%,	02/15/15	Baa2	25,268
100,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	%,	06/17/14	A2	99,752
100,000		Nevada Power Co	6.650	%,	04/01/36	Baa3	101,711
50,000		NiSource Finance Corp	10.750	%,	03/15/16	Baa3	55,460
75,000		Pacific Gas & Electric Co	8.250	%,	10/15/18	A3	91,525
60,000		Pacific Gas & Electric Co	6.250	%,	03/01/39	A3	64,124
50,000		Pacificorp	6.000	%,	01/15/39	A3	52,402
50,000		PG&E Corp	5.750	%,	04/01/14	Baa1	53,276
103,000		Progress Energy, Inc	7.100	%,	03/01/11	Baa2	109,546
50,000		Progress Energy, Inc	7.050	%,	03/15/19	Baa2	55,475
75,000		Public Service Electric & Gas Co	6.330	%,	11/01/13	A3	81,995
25,000		San Diego Gas & Electric Co	6.000	%,	06/01/39	A1	26,582
100,000		Texas Eastern Transmission LP	7.300	%,	12/01/10	A3	103,537
25,000		Veolia Environnement	5.250	%,	06/03/13	A3	25,842
100,000		Virginia Electric and Power Co	4.750	%,	03/01/13	Baa1	102,322

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES					2,198,181

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.42%
50,000		Analog Devices, Inc	5.000	%,	07/01/14	A3	50,085
225,000		Koninklijke Philips Electronics NV	6.880	%,	03/11/38	A3	241,008
50,000		Nokia OYJ	5.380	%,	05/15/19	A1	50,587
75,000		Whirlpool Corp	8.000	%,	05/01/12	Baa3	77,623

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT					419,303

ENGINEERING AND MANAGEMENT SERVICES - 0.10%
100,000		Quest Diagnostics, Inc	6.400	%,	07/01/17	Baa3	102,063

		TOTAL ENGINEERING AND MANAGEMENT SERVICES					102,063

FABRICATED METAL PRODUCTS - 0.02%
25,000		CRH America, Inc	6.950	%,	03/15/12	Baa1	25,121

		TOTAL FABRICATED METAL PRODUCTS					25,121

FOOD AND KINDRED PRODUCTS - 0.60%
75,000		Bottling Group LLC	6.950	%,	03/15/14	Aa2	85,543
100,000		Bunge Ltd Finance Corp	5.100	%,	07/15/15	Baa2	91,696
50,000		Bunge Ltd Finance Corp	8.500	%,	06/15/19	Baa2	52,283

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE		MATURITY DATE	RATING†	VALUE

$ 50,000	Coca-Cola Enterprises, Inc	4.250	%,	03/01/15	A3	$50,565
7,000	ConAgra Foods, Inc	6.750	%,	09/15/11	Baa2	7,486
98,000	ConAgra Foods, Inc	5.820	%,	06/15/17	Baa2	98,993
50,000	General Mills, Inc	5.250	%,	08/15/13	Baa1	52,810
50,000	General Mills, Inc	5.650	%,	02/15/19	Baa1	52,258
25,000	Kraft Foods, Inc	6.500	%,	08/11/17	Baa2	26,331
25,000	Kraft Foods, Inc	6.130	%,	02/01/18	Baa2	25,848
25,000	PepsiAmericas, Inc	5.750	%,	07/31/12	Baa1	26,793
25,000	PepsiCo, Inc	7.900	%,	11/01/18	Aa2	30,415

	TOTAL FOOD AND KINDRED PRODUCTS					601,021

FOOD STORES - 0.16%
50,000	Delhaize Group	5.880	%,	02/01/14	Baa3	51,334
50,000	Delhaize Group	6.500	%,	06/15/17	Baa3	51,059
50,000	Safeway, Inc	6.250	%,	03/15/14	Baa2	53,657

	TOTAL FOOD STORES					156,050

GENERAL MERCHANDISE STORES - 0.32%
25,000	TJX Cos, Inc	6.950	%,	04/15/19	A3	27,854
175,000	Wal-Mart Stores, Inc	3.000	%,	02/03/14	Aa2	172,663
50,000	Wal-Mart Stores, Inc	5.250	%,	09/01/35	Aa2	47,674
75,000	Wal-Mart Stores, Inc	6.200	%,	04/15/38	Aa2	80,600

	TOTAL GENERAL MERCHANDISE STORES					328,791

HOLDING AND OTHER INVESTMENT OFFICES - 0.28%
15,000	BHP Billiton Finance Ltd	5.400	%,	03/29/17	A1	15,668
25,000	Boston Properties LP	6.250	%,	01/15/13	Baa2	24,884
25,000	Brandywine Operating Partnership LP	5.700	%,	05/01/17	Baa3	17,329
15,000	ERP Operating LP	5.750	%,	06/15/17	Baa1	13,993
10,000	Kimco Realty Corp	5.700	%,	05/01/17	Baa1	8,291
25,000	ProLogis	5.500	%,	03/01/13	Baa2	21,914
50,000	ProLogis	5.630	%,	11/15/16	Baa2	38,435
25,000	ProLogis	6.630	%,	05/15/18	Baa2	19,685
25,000	Realty Income Corp	5.950	%,	09/15/16	Baa1	22,237
25,000	Simon Property Group LP	6.750	%,	05/15/14	A3	25,120
40,000	Simon Property Group LP	10.350	%,	04/01/19	A3	45,449
25,000	Washington Real Estate Investment Trust	5.950	%,	06/15/11	Baa1	23,588

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES					276,593

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.79%
25,000	Black & Decker Corp	8.950	%,	04/15/14	Baa3	27,410
100,000	Caterpillar Financial Services Corp	6.130	%,	02/17/14	A2	106,669
50,000	Dell, Inc	3.380	%,	06/15/12	A2	50,897
25,000	Dell, Inc	5.880	%,	06/15/19	A2	25,518
75,000	Hewlett-Packard Co	4.250	%,	02/24/12	A2	78,281
75,000	Hewlett-Packard Co	2.950	%,	08/15/12	A2	75,555
100,000	Hewlett-Packard Co	4.750	%,	06/02/14	A2	104,393
25,000	Ingersoll-Rand Global Holding Co Ltd	9.500	%,	04/15/14	Baa1	27,377
150,000	International Business Machines Corp	6.500	%,	10/15/13	A1	167,650
50,000	International Game Technology	7.500	%,	06/15/19	Baa2	50,449
50,000	ITT Corp	4.900	%,	05/01/14	Baa1	49,658
25,000	Xerox Corp	8.250	%,	05/15/14	Baa2	25,997

	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT					789,854

INSTRUMENTS AND RELATED PRODUCTS - 0.20%
100,000	Medtronic, Inc	4.750	%,	09/15/15	A1	105,176

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	RATING†	VALUE

$ 100,000		Xerox Corp	7.630	%,	06/15/13	Baa2	$100,723

		TOTAL INSTRUMENTS AND RELATED PRODUCTS					205,899

INSURANCE CARRIERS - 1.01%
50,000		ACE INA Holdings, Inc	5.880	%,	06/15/14	A3	51,634
150,000		Aflac, Inc	8.500	%,	05/15/19	A2	160,279
75,000		Allstate Corp	7.450	%,	05/16/19	A3	81,140
75,000		American Financial Group, Inc	9.880	%,	06/15/19	Baa2	75,024
100,000		Chubb Corp	6.000	%,	05/11/37	A2	101,213
50,000		Metlife, Inc	5.000	%,	06/15/15	A2	47,638
100,000		MetLife, Inc	6.750	%,	06/01/16	A2	101,806
150,000		Prudential Financial, Inc	7.380	%,	06/15/19	Baa2	147,274
100,000	g	Prudential Funding LLC	6.750	%,	09/15/23	A3	93,009
50,000		Travelers Cos, Inc	5.900	%,	06/02/19	A2	51,512
100,000		Travelers Property Casualty Corp	6.380	%,	03/15/33	A2	104,866

		TOTAL INSURANCE CARRIERS					1,015,395

METAL MINING - 0.15%
50,000		Barrick Gold Financeco LLC	6.130	%,	09/15/13	Baa1	53,652
50,000		Rio Tinto Finance USA Ltd	5.880	%,	07/15/13	Baa1	50,313
50,000		Rio Tinto Finance USA Ltd	6.500	%,	07/15/18	Baa1	50,029

		TOTAL METAL MINING					153,994

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.10%
100,000		Hasbro, Inc	6.130	%,	05/15/14	Baa2	102,796

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES					102,796

MISCELLANEOUS RETAIL - 0.03%
25,000		Staples, Inc	9.750	%,	01/15/14	Baa2	27,923

		TOTAL MISCELLANEOUS RETAIL					27,923

MOTION PICTURES - 0.04%
50,000		Time Warner, Inc	6.500	%,	11/15/36	Baa2	43,785

		TOTAL MOTION PICTURES					43,785

NONDEPOSITORY INSTITUTIONS - 3.89%
25,000		American Express Co	7.000	%,	03/19/18	A3	24,276
75,000		American Express Co	8.130	%,	05/20/19	A3	77,830
100,000	g	Anglo American Capital plc	9.380	%,	04/08/14	Baa1	108,625
100,000	g	BAE Systems Holdings, Inc	6.400	%,	12/15/11	Baa2	106,083
25,000		General Electric Capital Corp	5.880	%,	02/15/12	Aa2	26,112
500,000		General Electric Capital Corp	2.250	%,	03/12/12	Aaa	504,425
200,000		General Electric Capital Corp	2.200	%,	06/08/12	Aaa	201,025
100,000		General Electric Capital Corp	5.900	%,	05/13/14	Aa2	102,066
375,000		General Electric Capital Corp	5.500	%,	06/04/14	Aa2	373,503
700,000		GMAC, Inc	2.200	%,	12/19/12	Aaa	697,179
100,000		HSBC Finance Corp	5.250	%,	01/14/11	A3	100,675
200,000		HSBC Finance Corp	6.380	%,	11/27/12	A3	203,429
100,000		International Lease Finance Corp	5.630	%,	09/20/13	Baa2	75,546
50,000		International Lease Finance Corp	6.630	%,	11/15/13	Baa2	38,485
300,000		Kreditanstalt fuer Wiederaufbau	4.500	%,	07/16/18	Aaa	307,358
100,000		Landwirtschaftliche Rentenbank	5.250	%,	07/02/12	Aaa	108,106
100,000		MBNA Corp	6.130	%,	03/01/13	A2	101,429
50,000		National Rural Utilities Cooperative Finance Corp	10.380	%,	11/01/18	A1	62,691
250,000	g	Nationwide Building Society	5.500	%,	07/18/12	Aaa	236,275
100,000	g	Principal Life Global Funding I	5.130	%,	10/15/13	Aa3	96,614
328,125		Totem Ocean Trailer Express, Inc	4.510	%,	12/18/19	NR	338,901

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	RATING†	VALUE

$ 15,000	g	WEA Finance LLC	7.130	%,	04/15/18	A2	$13,922

		TOTAL NONDEPOSITORY INSTITUTIONS					3,904,555

OIL AND GAS EXTRACTION - 1.20%
100,000		Anadarko Petroleum Corp	7.630	%,	03/15/14	Baa3	108,412
50,000		Anadarko Petroleum Corp	8.700	%,	03/15/19	Baa3	56,011
50,000		Anadarko Petroleum Corp	7.950	%,	06/15/39	Baa3	51,990
75,000		Baker Hughes, Inc	6.500	%,	11/15/13	A2	83,186
100,000		Baker Hughes, Inc	6.880	%,	01/15/29	A2	105,135
50,000		BJ Services Co	5.750	%,	06/01/11	Baa1	51,074
100,000		Burlington Resources Finance Co	7.200	%,	08/15/31	A2	109,261
100,000	g	Empresa Nacional del Petroleo	6.250	%,	07/08/19	A3	100,000
25,000		EnCana Corp	6.500	%,	05/15/19	Baa2	26,800
25,000		EnCana Corp	6.630	%,	08/15/37	Baa2	25,884
75,000		Enterprise Products Operating LLC	4.600	%,	08/01/12	Baa3	75,513
50,000		EOG Resources, Inc	5.630	%,	06/01/19	A3	52,331
50,000		Husky Energy, Inc	6.800	%,	09/15/37	Baa2	49,603
20,000		Pemex Project Funding Master Trust	5.750	%,	03/01/18	Baa1	18,400
25,000		Pemex Project Funding Master Trust	6.630	%,	06/15/38	Baa1	21,625
45,000		Petrobras International Finance Co	7.880	%,	03/15/19	Baa1	49,050
20,000	g	Petroleos Mexicanos	8.000	%,	05/03/19	Baa1	21,700
100,000		XTO Energy, Inc	6.250	%,	04/15/13	Baa2	105,965
50,000		XTO Energy, Inc	4.630	%,	06/15/13	Baa2	50,177
50,000		XTO Energy, Inc	5.750	%,	12/15/13	Baa2	52,572

		TOTAL OIL AND GAS EXTRACTION					1,214,689

PAPER AND ALLIED PRODUCTS - 0.04%
35,000		International Paper Co	9.380	%,	05/15/19	Baa3	35,678

		TOTAL PAPER AND ALLIED PRODUCTS					35,678

PETROLEUM AND COAL PRODUCTS - 0.77%
100,000		BP Capital Markets plc	3.130	%,	03/10/12	Aa1	102,010
125,000		BP Capital Markets plc	4.750	%,	03/10/19	Aa1	124,344
75,000		Chevron Corp	3.450	%,	03/03/12	Aa1	77,362
125,000		ConocoPhillips	4.600	%,	01/15/15	A1	128,456
100,000		ConocoPhillips	6.500	%,	02/01/39	A1	106,443
25,000		Hess Corp	7.000	%,	02/15/14	Baa2	27,076
25,000		Hess Corp	8.130	%,	02/15/19	Baa2	28,461
50,000		Marathon Oil Corp	6.500	%,	02/15/14	Baa1	53,453
50,000		Marathon Oil Corp	7.500	%,	02/15/19	Baa1	54,573
25,000		StatoilHydro ASA	3.880	%,	04/15/14	Aa2	25,355
50,000		Valero Energy Corp	6.630	%,	06/15/37	Baa2	42,656

		TOTAL PETROLEUM AND COAL PRODUCTS					770,189

PIPELINES, EXCEPT NATURAL GAS - 0.15%
50,000	g	Rockies Express Pipeline LLC	6.250	%,	07/15/13	Baa3	50,334
100,000		TransCanada Pipelines Ltd	5.850	%,	03/15/36	A3	96,549

		TOTAL PIPELINES, EXCEPT NATURAL GAS					146,883

PRIMARY METAL INDUSTRIES - 0.23%
50,000		ArcelorMittal	5.380	%,	06/01/13	Baa3	47,889
100,000	g	Xstrata Finance Canada Ltd	5.500	%,	11/16/11	Baa2	98,538
100,000	g	Xstrata Finance Canada Ltd	6.900	%,	11/15/37	Baa2	79,730

		TOTAL PRIMARY METAL INDUSTRIES					226,157

PRINTING AND PUBLISHING - 0.13%
25,000		News America, Inc	7.250	%,	05/18/18	Baa1	25,225

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	RATING†	VALUE

$ 100,000		Thomson Corp	5.700	%,	10/01/14	Baa1	$101,535

		TOTAL PRINTING AND PUBLISHING					126,760

RAILROAD TRANSPORTATION - 0.23%
50,000		Norfolk Southern Corp	5.750	%,	04/01/18	Baa1	51,123
10,000		Norfolk Southern Corp	5.900	%,	06/15/19	Baa1	10,364
100,000		Norfolk Southern Corp	5.590	%,	05/17/25	Baa1	92,965
75,000		Union Pacific Corp	5.130	%,	02/15/14	Baa2	77,523

		TOTAL RAILROAD TRANSPORTATION					231,975

SECURITY AND COMMODITY BROKERS - 2.37%
50,000		Charles Schwab Corp	4.950	%,	06/01/14	A2	50,859
100,000		Eaton Vance Corp	6.500	%,	10/02/17	A3	94,621
100,000	i	Goldman Sachs Capital II	5.790	%,	12/30/49	A3	60,945
50,000		Goldman Sachs Group, Inc	5.300	%,	02/14/12	A1	51,747
100,000		Goldman Sachs Group, Inc	5.250	%,	10/15/13	A1	102,060
110,000		Goldman Sachs Group, Inc	5.150	%,	01/15/14	A1	110,402
450,000		Goldman Sachs Group, Inc	7.500	%,	02/15/19	A1	481,847
25,000		Goldman Sachs Group, Inc	6.750	%,	10/01/37	A2	22,225
100,000	b,n	Lehman Brothers Holdings Capital Trust V	5.860	%,	12/30/49	Ca	10
50,000		Merrill Lynch & Co, Inc	6.050	%,	08/15/12	A2	50,132
300,000		Merrill Lynch & Co, Inc	5.450	%,	02/05/13	A2	291,989
150,000		Merrill Lynch & Co, Inc	6.880	%,	04/25/18	A2	138,833
225,000		Morgan Stanley	6.000	%,	05/13/14	A2	227,805
100,000		Morgan Stanley	5.750	%,	10/18/16	A2	95,870
65,000		Morgan Stanley	6.630	%,	04/01/18	A2	64,799
200,000		Morgan Stanley	7.300	%,	05/13/19	A2	207,390
480,000	g	Nuveen Investments, Inc	10.500	%,	11/15/15	Caa3	331,200

		TOTAL SECURITY AND COMMODITY BROKERS					2,382,734

STONE, CLAY, AND GLASS PRODUCTS - 0.13%
125,000		3M Co	5.700	%,	03/15/37	Aa2	130,215

		TOTAL STONE, CLAY, AND GLASS PRODUCTS					130,215

TOBACCO PRODUCTS - 0.11%
100,000		Philip Morris International, Inc	6.880	%,	03/17/14	A2	112,832

		TOTAL TOBACCO PRODUCTS					112,832

TRANSPORTATION EQUIPMENT - 0.21%
100,000		Boeing Co	6.130	%,	02/15/33	A2	101,814
50,000		Lockheed Martin Corp	6.150	%,	09/01/36	Baa1	53,373
50,000		United Technologies Corp	6.130	%,	02/01/19	A2	55,339

		TOTAL TRANSPORTATION EQUIPMENT					210,526

WHOLESALE TRADE-NONDURABLE GOODS - 0.11%
50,000		McKesson Corp	6.500	%,	02/15/14	Baa3	53,346
50,000		Plains All American Pipeline LP	8.750	%,	05/01/19	Baa3	56,737

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS					110,083

		TOTAL CORPORATE BONDS (Cost $29,147,916)					29,274,723

GOVERNMENT BONDS - 60.82%
AGENCY SECURITIES - 5.32%
600,000		Federal Farm Credit Bank (FFCB)	2.630	%,	04/21/11	Aaa	615,595

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	RATING†	VALUE

$ 500,000		Federal Home Loan Bank (FHLB)	5.000	%,	11/17/17	Aaa	$532,057
1,500,000		Federal Home Loan Mortgage Corp (FHLMC)	5.130	%,	10/18/16	Aaa	1,642,721
500,000		FHLMC	3.750	%,	03/27/19	Aaa	491,322
550,000		FHLMC	3.250	%,	07/16/10	Aaa	565,440
300,000		FHLMC	2.500	%,	04/23/14	Aaa	295,251
1,100,000		Federal National Mortgage Association (FNMA)	1.380	%,	04/28/11	Aaa	1,102,847
100,000		FNMA	3.250	%,	08/12/10	Aaa	102,938

		TOTAL AGENCY SECURITIES					5,348,171

FOREIGN GOVERNMENT BONDS - 4.13%
100,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	%,	06/10/19	Baa3	100,200
250,000		Canada Mortgage & Housing Corp	4.800	%,	10/01/10	Aaa	259,682
100,000		China Development Bank	5.000	%,	10/15/15	A1	103,208
100,000		China Government International Bond	4.750	%,	10/29/13	A1	105,337
100,000		Development Bank of Japan	4.250	%,	06/09/15	Aaa	97,335
100,000		Eksportfinans A/S	5.000	%,	02/14/12	Aa1	106,105
100,000		European Investment Bank	4.880	%,	02/15/36	Aaa	96,414
250,000	g	Federal Republic of Germany	3.880	%,	06/01/10	Aaa	252,356
175,000		Federative Republic of Brazil	6.000	%,	01/17/17	Ba1	179,638
100,000		Federative Republic of Brazil	8.000	%,	01/15/18	WR	112,000
200,000		Japan Finance Corp	2.000	%,	06/24/11	Aaa	200,362
40,000		Mexico Government International Bond	6.050	%,	01/11/40	Baa1	36,340
190,000		Province of Ontario Canada	3.130	%,	09/08/10	Aa1	193,972
1,000,000		Province of Ontario Canada	2.630	%,	01/20/12	Aa1	1,016,835
300,000		Province of Ontario Canada	4.100	%,	06/16/14	Aa1	305,942
110,000		Province of Quebec Canada	4.630	%,	05/14/18	Aa2	108,845
500,000		Province of Saskatchewan Canada	8.000	%,	02/01/13	Aa1	576,534
126,000	g	Qatar Govt International Bond	6.550	%,	04/09/19	Aa2	128,993
21,000		Republic of Peru	7.130	%,	03/30/19	Ba1	22,418
100,000		South Africa Government International Bond	6.880	%,	05/27/19	Baa1	102,750
52,000		United Mexican States	5.880	%,	02/17/14	Baa1	54,470

		TOTAL FOREIGN GOVERNMENT BONDS					4,159,736

MORTGAGE BACKED - 34.58%
217,077	i	Federal Home Loan Mortgage Corp (FHLMC)	5.740	%,	03/01/37		225,410
269,483	i	FHLMC	6.080	%,	09/01/36		282,185
172,694	i	FHLMC	6.000	%,	05/01/37		181,539
362,491	i	FHLMC	5.880	%,	04/01/37		370,752
485,361	i	FHLMC	5.800	%,	07/01/36		507,835
100,400	i	FHLMC	3.730	%,	02/01/36		100,982
68,839	i	FHLMC	5.950	%,	09/01/36		72,286
68,535	i	FHLMC	4.900	%,	09/01/36		68,811
310,919		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	%,	08/01/37		324,868
149,557		FGLMC	6.500	%,	09/01/37		159,109
509,484		FGLMC	5.500	%,	04/01/37		526,674
606,223		FGLMC	5.500	%,	05/01/37		626,677
155,254		FGLMC	5.500	%,	01/01/39		160,484
200,000		FGLMC	4.000	%,	06/01/39		193,277
273,027		FGLMC	5.000	%,	04/01/38		278,077
134,496		FGLMC	6.500	%,	05/01/38		143,086
299,774		FGLMC	5.000	%,	07/01/33		306,554
262,249		FGLMC	5.000	%,	11/01/33		268,181
293,952		FGLMC	5.000	%,	02/01/19		306,702
234,498		FGLMC	4.500	%,	07/01/20		241,596
67,675		FGLMC	5.000	%,	02/01/36		69,100
61,504		FGLMC	6.500	%,	05/01/36		65,445
477,514		FGLMC	6.000	%,	11/01/33		501,847
132,437		FGLMC	5.000	%,	05/01/34		135,371
342,891		Federal National Mortgage Association (FNMA)	6.500	%,	03/01/37		365,668
191,784		FNMA	7.000	%,	04/01/37		208,313
120,645		FNMA	7.000	%,	02/01/37		131,043
359,079		FNMA	5.500	%,	03/01/37		371,194
52,019		FNMA	6.500	%,	08/01/37		55,474

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	RATING†	VALUE

$ 22,589		FNMA	6.500	%,	01/01/38		$24,089
1,638,496		FNMA	5.500	%,	02/01/38		1,693,688
125,605		FNMA	7.000	%,	11/01/37		136,430
191,876		FNMA	5.500	%,	01/01/38		198,349
477,672		FNMA	5.500	%,	02/01/37		494,087
158,230		FNMA	5.000	%,	02/01/36		161,660
272,934		FNMA	6.000	%,	06/01/36		287,277
364,776		FNMA	5.500	%,	09/01/35		378,508
135,861		FNMA	5.500	%,	10/01/35		140,764
368,907	i	FNMA	5.950	%,	07/01/36		384,483
152,854		FNMA	6.000	%,	12/01/36		160,117
112,211		FNMA	5.000	%,	02/01/37		114,433
254,908	i	FNMA	5.980	%,	07/01/36		265,499
129,994		FNMA	6.500	%,	09/01/36		138,670
160,273		FNMA	4.500	%,	02/01/39		160,162
981,442		FNMA	4.500	%,	02/01/39		980,764
150,483		FNMA	6.000	%,	01/01/39		157,461
144,574		FNMA	6.000	%,	01/01/39		151,278
125,647		FNMA	5.500	%,	02/01/39		129,879
168,132		FNMA	5.000	%,	04/01/39		171,435
199,595		FNMA	4.500	%,	05/01/39		199,437
488,448		FNMA	5.000	%,	03/01/39		498,045
1,993,550		FNMA	4.500	%,	04/01/39		1,991,974
163,802		FNMA	5.500	%,	01/01/39		169,320
207,838		FNMA	6.500	%,	03/01/38		221,632
32,549		FNMA	6.500	%,	03/01/38		34,709
527,109		FNMA	5.500	%,	02/01/38		544,865
8,122		FNMA	6.500	%,	02/01/38		8,661
94,199		FNMA	6.500	%,	03/01/38		100,451
404,144		FNMA	4.000	%,	01/01/39		391,734
171,585		FNMA	4.500	%,	01/01/39		171,466
328,282		FNMA	6.500	%,	03/01/38		350,070
449,258		FNMA	5.000	%,	04/01/38		458,130
250,575		FNMA	5.000	%,	07/01/23		259,668
201,393		FNMA	5.000	%,	07/01/23		208,701
302,283		FNMA	5.000	%,	04/01/23		313,411
246,474		FNMA	4.500	%,	06/01/23		251,880
191,433		FNMA	5.500	%,	02/01/24		199,250
440,581		FNMA	5.500	%,	07/01/24		458,266
16,416		FNMA	5.500	%,	09/01/24		17,075
489,723		FNMA	4.500	%,	04/01/24		500,415
198,921		FNMA	4.000	%,	05/01/24		199,247
128,270		FNMA	4.500	%,	03/01/23		131,083
104,530		FNMA	5.500	%,	04/01/18		110,083
87,916		FNMA	5.500	%,	05/01/18		92,856
18,047		FNMA	5.000	%,	06/01/13		18,604
1,610,572		FNMA	4.560	%,	01/01/15		1,668,096
150,000		FNMA	4.000	%,	02/25/19		148,193
194,393		FNMA	4.500	%,	12/01/20		200,459
88,857		FNMA	5.000	%,	12/01/20		92,573
106,728		FNMA	4.500	%,	03/01/19		110,559
267,596		FNMA	5.500	%,	07/01/20		282,046
140,113		FNMA	5.000	%,	11/01/34		143,348
63,369		FNMA	6.500	%,	02/01/35		67,865
85,308		FNMA	5.000	%,	08/01/34		87,121
2,199,250		FNMA	5.000	%,	09/01/34		2,248,304
257,768		FNMA	5.500	%,	04/01/35		267,311
49,895		FNMA	7.500	%,	07/01/35		54,216
136,611		FNMA	5.000	%,	08/01/35		139,572
83,960		FNMA	7.500	%,	06/01/35		91,231
94,702		FNMA	5.500	%,	07/01/35		98,120
148,142		FNMA	5.500	%,	04/01/34		153,627
795,135		FNMA	5.500	%,	07/01/33		825,069
443,784		FNMA	5.500	%,	07/01/33		460,491
127,799		FNMA	5.500	%,	01/01/33		132,730
188,561		FNMA	5.500	%,	07/01/33		195,659
619,627		FNMA	6.000	%,	10/01/33		652,557

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	RATING†	VALUE

$ 569,537		FNMA	5.000	%,	03/01/34		$582,686
1,016,008		FNMA	5.000	%,	03/01/34		1,039,463
260,735		FNMA	5.000	%,	11/01/33		266,754
1,191,568		FNMA	5.500	%,	11/01/33		1,236,427
378,131		Government National Mortgage Association (GNMA)	5.500	%,	05/15/38		391,159
153,108		GNMA	5.000	%,	04/15/38		156,433
73,869		GNMA	6.000	%,	08/15/38		77,040
198,845		GNMA	6.230	%,	09/15/43		202,743
72,619		GNMA	6.000	%,	08/20/38		75,715
320,964		GNMA	5.500	%,	07/20/33		331,448
46,997		GNMA	5.500	%,	07/15/33		48,837
49,426		GNMA	5.000	%,	03/15/34		50,669
428,552		GNMA	5.000	%,	01/15/38		437,860
283,479		GNMA	5.000	%,	06/15/34		290,610

		TOTAL MORTGAGE BACKED					34,785,597

U.S. TREASURY SECURITIES - 16.79%
93,000		United States Treasury Bond	8.000	%,	11/15/21		128,311
500,000		United States Treasury Bond	5.250	%,	02/15/29		562,345
234,000		United States Treasury Bond	5.000	%,	05/15/37		260,398
30,000		United States Treasury Bond	4.380	%,	02/15/38		30,295
1,195,000		United States Treasury Note	0.880	%,	03/31/11		1,193,366
200,000		United States Treasury Note	0.880	%,	05/31/11		199,282
200,000		United States Treasury Note	1.130	%,	06/30/11		200,016
1,565,000		United States Treasury Note	1.380	%,	05/15/12		1,556,205
200,000		United States Treasury Note	1.880	%,	06/15/12		201,454
414,000		United States Treasury Note	2.750	%,	10/31/13		421,666
635,000		United States Treasury Note	2.000	%,	11/30/13		625,673
4,652,000		United States Treasury Note	1.880	%,	04/30/14		4,514,254
1,838,000		United States Treasury Note	2.250	%,	05/31/14		1,813,297
215,000		United States Treasury Note	2.630	%,	06/30/14		215,673
860,000		United States Treasury Note	2.630	%,	02/29/16		834,536
1,100,000		United States Treasury Note	2.380	%,	03/31/16		1,048,180
1,100,000		United States Treasury Note	3.250	%,	05/31/16		1,104,813
776,000		United States Treasury Note	2.750	%,	02/15/19		726,771
775,000		United States Treasury Note	3.130	%,	05/15/19		749,572
315,000		United States Treasury Note	3.500	%,	02/15/39		272,377
500,000	j	United States Treasury Strip Principal	,		08/15/27		221,523

		TOTAL U.S. TREASURY SECURITIES					16,880,007

		TOTAL GOVERNMENT BONDS (Cost $60,349,121)					61,173,511

		TOTAL BONDS (Cost $89,497,037)					90,448,234

STRUCTURED ASSETS - 7.29%
ASSET BACKED - 3.30%
100,000		AmeriCredit Automobile Receivables Trust Series - 2006 AF (Class A4)	5.640	%,	09/06/13	Aa3	100,275
100,000	i,j	Capital One Auto Finance Trust Series - 2006 C (Class A4)	0.350	%,	05/15/13	Baa2	91,516
554,055		Centex Home Equity Series - 2002 A (Class AF6)	5.540	%,	01/25/32	Aaa	468,607
357,872	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series - 2004 2 (Class 1B)	5.700	%,	02/25/35	Baa2	141,522
550,000		Chase Issuance Trust Series - 2008 A9 (Class A9)	4.260	%,	05/15/13	Aaa	565,838
341,152		CIT Group Home Equity Loan Trust Series - 2002 2 (Class MF2)	6.390	%,	12/25/30	Ba3	47,821
1,000,000	g	Flagstar Home Equity Loan Trust Series - 2007 1A (Class AF3)	5.780	%,	01/25/35		462,462
241,820		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3 Series - 2006 HLTV (Class A3)	5.590	%,	10/25/29	Baa2	194,364
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4 Series - 2006 HLTV (Class A4)	5.810	%,	10/25/29	Baa3	108,639
346,863		HFC Home Equity Loan Asset Backed Certificates Series - 2007 1 (Class A1F)	5.910	%,	03/20/36	Aaa	323,779

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	RATING†	VALUE

$ 104,208	g	JPMorgan Auto Receivables Trust Series - 2007 A (Class A3)	5.190	%,	02/15/11	Aaa	$105,146
129,111	g	Marriott Vacation Club Owner Trust Series - 2006 1A (Class A)	5.740	%,	04/20/28	Aaa	113,813
50,000		Merrill Auto Trust Securitization Series - 2008 1 (Class A4A)	6.150	%,	04/15/15	Aaa	51,670
7,034	g,m,v	New York City Tax Lien Series - 2006 AA (Class A)	5.930	%,	11/10/19	Aaa	7,034
250,000		Renaissance Home Equity Loan Trust Series - 2006 3 (Class AF3)	5.590	%,	11/25/36	Baa3	114,906
250,000		Residential Funding Mortgage Securities II, Inc Series - 2006 HI5 (Class A2)	5.520	%,	04/25/21	Aa1	214,383
100,000		Residential Funding Mortgage Securities II, Inc Series - 2006 HI1 (Class M2)	6.060	%,	02/25/36	A2	22,342
121,697	g	Sierra Receivables Funding Co Series - 2006 1A (Class A1)	5.840	%,	05/20/18	Baa3	97,579
85,536	g	Wachovia Auto Loan Owner Trust Series - 2006 2A (Class A3)	5.230	%,	08/22/11	Aaa	86,068

		TOTAL ASSET BACKED					3,317,764

OTHER MORTGAGE BACKED - 3.99%
25,000	i	Banc of America Commercial Mortgage, Inc
		Series - 2004 3 (Class A5)	5.560	%,	06/10/39	Aaa	22,555
70,000		Banc of America Commercial Mortgage, Inc
		Series - 2006 6 (Class A4)	5.360	%,	10/10/45	Aaa	55,137
200,000	i	Banc of America Commercial Mortgage, Inc
		Series - 2007 2 (Class A2)	5.630	%,	04/10/49	Aaa	181,588
30,033		Banc of America Mortgage Securities, Inc
		Series - 2006 1 (Class A8)	6.000	%,	05/25/36	Ba3	28,830
333,175		Bank of America Alternative Loan Trust
		Series - 2004 7 (Class 2A1)	6.000	%,	08/25/34	Aaa	298,139
60,000	i	Bear Stearns Commercial Mortgage Securities
		Series - 2004 PWR4 (Class A3)	5.470	%,	06/11/41	Aaa	54,466
25,000		Bear Stearns Commercial Mortgage Securities
		Series - 2006 PW14 (Class A4)	5.200	%,	12/11/38	Aaa	20,769
75,000		Bear Stearns Commercial Mortgage Securities
		Series - 2006 T24 (Class A4)	5.540	%,	10/12/41	Aaa	63,712
		Bear Stearns Commercial Mortgage Securities Series 2006-
45,000	i	PW11 (Class A4)
		Series - 2006 PW11 (Class A4)	5.620	%,	03/11/39	Aaa	38,632
70,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust
		Series - 2007 CD5 (Class A4)	5.890	%,	11/15/44	Aaa	55,805
300,000		Citigroup/Deutsche Bank Commercial Mortgage Trust
		Series - 2006 CD3 (Class A5)	5.620	%,	10/15/48	Aaa	244,165
145,000	i	Commercial Mortgage Pass Through Certificates
		Series - 2007 C9 (Class A4)	6.010	%,	12/10/49	Aaa	115,240
92,795		Countrywide Alternative Loan Trust
		Series - 2004 30CB (Class 1A15)	5.500	%,	08/25/16	Baa1	84,009
75,000		Countrywide Alternative Loan Trust
		Series - 2004 29CB (Class A7)	5.380	%,	01/25/35	NR	59,066
156,129		Countrywide Home Loan Mortgage Pass Through Trust Series - 2005 17 (Class 1A10)	5.250	%,	09/25/35	NR	144,085
40,000	i	Credit Suisse Mortgage Capital Certificates Series - 2007 C5 (Class A4)	5.700	%,	09/15/40	NR	27,466
65,000		Credit Suisse Mortgage Capital Certificates Series - 2007 C1 (Class A3)	5.380	%,	02/15/40	Aaa	43,731
100,000	i	Credit Suisse Mortgage Capital Certificates Series - 2007 C2 (Class A3)	5.540	%,	01/15/49	Aaa	67,213
100,000	i	CS First Boston Mortgage Securities Corp Series - 2005 C5 (Class A4)	5.100	%,	08/15/38	Aaa	85,265
86,401		First Horizon Asset Securities, Inc Series - 2003 9 (Class 1A4)	5.500	%,	11/25/33	NR	87,237
65,000	i	Greenwich Capital Commercial Funding Corp Series - 2005 GG5 (Class A5)	5.220	%,	04/10/37	Aaa	55,599
135,000	i	Greenwich Capital Commercial Funding Corp Series - 2006 GG7 (Class A4)	6.110	%,	07/10/38	Aaa	110,738
310,000		Greenwich Capital Commercial Funding Corp Series - 2007 GG9 (Class A4)	5.440	%,	03/10/39	Aaa	247,107
200,000		Greenwich Capital Commercial Funding Corp Series - 2007 GG11 (Class A2)	5.600	%,	12/10/49	Aaa	180,987
140,000		Greenwich Capital Commercial Funding Corp Series - 2007 GG11 (Class A4)	5.740	%,	12/10/49	Aaa	112,566

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	RATING†	VALUE

$ 70,000	i	GS Mortgage Securities Corp II Series - 2006 GG6 (Class A4)	5.550	%,	04/10/38	NR	$57,649
50,000		GS Mortgage Securities Corp II Series - 2006 GG8 (Class A4)	5.560	%,	11/10/39	Aaa	40,780
50,000		JP Morgan Chase Commercial Mortgage Securities Corp Series - 2006 LDP9 (Class A3)	5.340	%,	05/15/47	Aaa	38,330
50,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2006 LDP7 (Class A2)	6.050	%,	04/15/45	Aaa	48,054
55,000		JP Morgan Chase Commercial Mortgage Securities Corp Series - 2007 CB18 (Class A4)	5.440	%,	06/12/47	Aaa	41,415
65,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2007 CB19 (Class AM)	5.940	%,	02/12/49	Aaa	31,081
50,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2008 C2 (Class AM)	6.800	%,	02/12/51	Aaa	17,654
65,000	i	LB-UBS Commercial Mortgage Trust Series - 2008 C1 (Class A2)	6.320	%,	04/15/41	Aaa	53,183
200,000	i	Merrill Lynch Mortgage Trust Series - 2005 CKI1 (Class A6)	5.410	%,	11/12/37	Aaa	169,650
41,024	i	Merrill Lynch Mortgage Trust Series - 2005 CIP1 (Class AM)	5.110	%,	07/12/38	Aaa	25,786
75,000	i	Merrill Lynch Mortgage Trust Series - 2006 C1 (Class A4)	5.840	%,	05/12/39	Aaa	61,062
35,000	g,i	Merrill Lynch Mortgage Trust Series - 2008 C1 (Class C)	6.460	%,	02/12/51	A3	5,905
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series - 2006 1 (Class A4)	5.600	%,	02/12/39	Aaa	59,867
65,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series - 2007 8 (Class AM)	6.160	%,	08/12/49	Aaa	29,812
22,527		Morgan Stanley Capital I Series - 2004 T15 (Class A2)	4.690	%,	06/13/41	Aaa	22,431
50,000	i	Morgan Stanley Capital I Series - 2004 T15 (Class A4)	5.270	%,	06/13/41	Aaa	45,107
95,000	i	Morgan Stanley Capital I Series - 2007 IQ14 (Class A4)	5.690	%,	04/15/49	Aaa	69,248
100,000		Morgan Stanley Capital I Series - 2007 IQ16 (Class A4)	5.810	%,	12/12/49	NR	76,198
42,540		Morgan Stanley Capital I Series - 2005 HQ5 (Class A2)	4.810	%,	01/14/42	Aaa	42,941
85,000		Morgan Stanley Capital I Series - 2007 IQ13 (Class A4)	5.360	%,	03/15/44	Aaa	64,401
102,000	i	Morgan Stanley Capital I Series - 2006 HQ9 (Class A4)	5.730	%,	07/12/44	Aaa	83,704
198,030	g	Wachovia Amortization Controlled Heloc NIM Series - 2006 N1 (Class N1)	5.680	%,	08/12/47	A3	165,670
90,000	g,i,j	Wachovia Bank Commercial Mortgage Trust Series - 2006 WL7A (Class A2)	0.440	%,	09/15/21	A1	45,000
100,000		Wachovia Bank Commercial Mortgage Trust Series - 2007 C30 (Class AM)	5.380	%,	12/15/43	Aaa	46,919
75,000		Wachovia Bank Commercial Mortgage Trust Series - 2007 C31 (Class A2)	5.420	%,	04/15/47	Aaa	68,839
99,840	i	Wells Fargo Mortgage Backed Securities Trust Series - 2006 AR2 (Class 2A3)	5.070	%,	03/25/36	NR	71,488
73,536	i	Wells Fargo Mortgage Backed Securities Trust Series - 2006 AR4 (Class 1A1)	5.860	%,	04/25/36	NR	53,196

		TOTAL OTHER MORTGAGE BACKED					4,019,477

		TOTAL STRUCTURED ASSETS (Cost $9,510,293)					7,337,241

SHARES		COMPANY

PREFERRED STOCKS - 0.03%
MORTGAGE BACKED - 0.03%
5,517	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	%,	12/30/49	Ca	6,731
17,265	*	Federal National Mortgage Association (FNMA)	8.250	%,	12/30/49	Ca	23,135

		Total MORTGAGE BACKED					29,866

		TOTAL PREFERRED STOCKS (Cost $569,550)					29,866

		TOTAL PORTFOLIO - 97.25% (Cost $99,576,881)					97,815,346
		OTHER ASSETS AND LIABILITIES, NET - 2.75%					2,767,905

		TOTAL NET ASSETS - 100.00%					$100,583,251

TIAA-CREF LIFE FUNDS - Bond Fund

†	As provided by Moody’s Investors Services

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At June 30, 2009 the value of these securities amounted to 4,452,861 or 4.43% of net assets.

i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2009.

n	In default

b	In bankruptcy

j	Zero coupon

m	Indicates a security that has been deemed illiquid.

v	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of the securities amounted to 7,034 which represents 0.01% of net assets.

*	Non-income producing

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Corporation

LP	Limited Partnership

NR	Not Rated by Moody’s

plc	Public Limited Company

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

PRINCIPAL		ISSUER	RATE		MATURITY DATE	VALUE
BONDS - 0.97%
GOVERNMENT BONDS 0.97%
U.S. TREASURY SECURITIES - 0.97%
1,000,000		United States Treasury Note	2.880%		06/30/10	$1,023,625

		TOTAL U.S. TREASURY SECURITIES				1,023,625

		TOTAL GOVERNMENT BONDS				1,023,625.00
		(Cost $1,023,625.00)

		TOTAL BONDS				1,023,625
		(Cost $1,023,625)

SHORT-TERM INVESTMENTS - 99.26%
BANKER’S ACCEPTANCES - 3.80%
567,000		Bank of America NA	,		07/13/09	566,887
584,000		Bank of America NA	,		07/15/09	583,921
808,000		Bank of America NA	,		09/09/09	806,271
600,000		Bank of America NA	,		09/14/09	598,625
491,000		Bank of America NA	,		10/20/09	489,940
522,000		JPMorgan Chase Bank NA	,		07/17/09	521,942
435,000		JPMorgan Chase Bank NA	,		09/23/09	434,493

		TOTAL BANKER’S ACCEPTANCES				4,002,079

CERTIFICATE OF DEPOSIT - 9.81%
1,000,000		Banco Bilbao Vizcaya Argentaria S.A.	0.730	%,	11/12/09	1,000,018
740,000		Banco Bilbao Vizcaya Argentaria S.A.	0.640	%,	11/30/09	740,016
1,000,000		Banco Bilbao Vizcaya Argentaria S.A.	0.610	%,	12/08/09	1,000,021
490,000		Banco Bilbao Vizcaya Argentaria S.A.	1.250	%,	12/30/09	490,615
500,000		Bank of Montreal	0.270	%,	07/27/09	500,007
520,000		Bank of Nova Scotia	0.550	%,	08/21/09	520,000
250,000		Bank of Nova Scotia	0.950	%,	06/10/10	250,000
500,000		Barclays Bank plc	1.270	%,	11/16/09	500,418
325,000		CALYON	0.600	%,	07/10/09	325,002
1,000,000		CALYON	0.490	%,	10/01/09	1,000,051
1,000,000		Lloyds TSB Bank plc	0.730	%,	07/09/09	1,000,005
498,000		Lloyds TSB Bank plc	0.560	%,	09/30/09	498,025
500,000		Rabobank Nederland NV	1.000	%,	10/09/09	500,000
1,000,000		Toronto-Dominion Bank	1.900	%,	07/20/09	1,000,000
1,000,000		Toronto-Dominion Bank	0.850	%,	09/22/09	1,000,000

		TOTAL CERTIFICATE OF DEPOSIT				10,324,178

COMMERCIAL PAPER - 52.41%
1,000,000		Abbott Laboratories	,		07/30/09	999,855
330,000		Bank of Nova Scotia	,		11/03/09	329,164
675,000		BNP Paribas Finance, Inc	,		07/22/09	674,913
1,000,000		BNP Paribas Finance, Inc	,		07/29/09	999,783
721,000		Calyon North America, Inc	,		07/01/09	721,000
405,000		Ciesco LLC	,		08/05/09	404,803
1,260,000		Coca-Cola Co	,		07/20/09	1,259,721
650,000		Coca-Cola Co	,		11/02/09	649,216
1,000,000		Corporate Asset Funding Co, Inc	,		08/07/09	999,332
500,000		Corporate Asset Funding Co, Inc	,		08/20/09	499,611
655,000		Edison Asset Securitization LLC	,		08/27/09	654,616
1,000,000		Eli Lilly & Co	,		08/10/09	999,389
740,000		Fairway Finance LLC	,		07/06/09	739,937
810,000		Fairway Finance LLC	,		07/09/09	809,905
1,280,000		Fairway Finance LLC	,		07/15/09	1,279,870
2,000,000	p	GECC-TLGP	,		07/02/09	1,999,961
1,435,000	p	GECC-TLGP	,		07/13/09	1,434,665
500,000		Govco LLC	,		07/20/09	499,868

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE		MATURITY DATE	VALUE
$ 916,000	Govco LLC	,		08/21/09	$915,546
950,000	ING US Funding LLC	,		07/27/09	949,561
1,000,000	ING US Funding LLC	,		10/23/09	998,575
500,000	ING US Funding LLC	,		11/30/09	498,839
535,000	Johnson & Johnson	,		07/31/09	534,924
794,000	Kitty Hawk Funding Corp	,		07/08/09	793,958
929,000	Kitty Hawk Funding Corp	,		07/10/09	928,933
500,000	Lloyds TSB Bank plc	,		07/01/09	500,000
700,000	Lloyds TSB Bank plc	,		09/24/09	699,124
1,255,000	Nestle Capital Corp	,		07/29/09	1,254,785
500,000	Nestle Capital Corp	,		02/16/10	497,860
250,000	Old Line Funding LLC	,		07/08/09	249,984
1,459,000	Old Line Funding LLC	,		07/24/09	1,458,767
980,000	Old Line Funding LLC	,		08/17/09	979,552
1,055,000	PACCAR Financial Corp	,		08/06/09	1,054,684
800,000	PACCAR Financial Corp	,		08/14/09	799,687
800,000	PACCAR Financial Corp	,		09/17/09	799,480
455,000	Park Avenue Receivables Corp	,		07/10/09	454,966
600,000	Park Avenue Receivables Corp	,		07/16/09	599,937
500,000	Park Avenue Receivables Corp	,		08/05/09	499,869
400,000	Private Export Funding Corp	,		07/20/09	399,884
770,000	Private Export Funding Corp	,		08/03/09	769,506
1,000,000	Private Export Funding Corp	,		08/20/09	999,208
500,000	Private Export Funding Corp	,		12/11/09	498,981
1,000,000	Rabobank USA Financial Corp	,		07/01/09	1,000,000
723,000	Rabobank USA Financial Corp	,		08/19/09	722,705
800,000	Rabobank USA Financial Corp	,		09/03/09	799,573
450,000	Rabobank USA Financial Corp	,		11/25/09	449,173
1,000,000	Ranger Funding Co LLC	,		07/17/09	999,889
725,000	Ranger Funding Co LLC	,		08/19/09	724,664
1,150,000	Royal Bank of Scotland plc	,		07/31/09	1,149,713
500,000	Royal Bank of Scotland plc	,		08/04/09	499,773
500,000	Royal Bank of Scotland plc	,		09/28/09	499,048
500,000	Sheffield Receivables Corp	,		07/08/09	499,930
1,735,000	Sheffield Receivables Corp	,		07/14/09	1,734,718
475,000	Sheffield Receivables Corp	,		08/13/09	474,830
1,410,000	Shell International Finance BV	,		09/24/09	1,409,234
1,000,000	Svensk Exportkredit AB	,		07/07/09	999,759
605,000	Svensk Exportkredit AB	,		07/31/09	604,798
600,000	Toronto-Dominion Holdings USA, Inc	,		09/25/09	597,313
1,000,000	Toyota Motor Credit Corp	,		07/21/09	999,845
500,000	Toyota Motor Credit Corp	,		07/22/09	499,924
1,000,000	Toyota Motor Credit Corp	,		07/30/09	999,750
1,000,000	Unilever Capital Corp	,		07/07/09	999,965
1,000,000	Unilever Capital Corp	,		08/18/09	999,640
300,000	Unilever Capital Corp	,		08/24/09	299,906
1,000,000	Unilever Capital Corp	,		09/21/09	999,453
584,000	Variable Funding Capital Co LLC	,		07/16/09	583,942
1,500,000	Variable Funding Capital Co LLC	,		07/28/09	1,499,662

	TOTAL COMMERCIAL PAPER				55,139,426

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 27.43%
525,000	Federal Farm Credit Bank (FFCB)	,		07/28/09	524,938
500,000	FFCB	,		10/07/09	499,089
500,000	FFCB	,		11/17/09	498,513
765,000	Federal Home Loan Bank (FHLB)	2.560	%,	08/04/09	766,255
1,400,000	FHLB	,		08/25/09	1,399,550
757,000	FHLB	,		09/02/09	756,285
960,000	FHLB	,		09/18/09	958,883
1,000,000	FHLB	,		09/23/09	999,463
500,000	FHLB	,		09/29/09	499,738
100,000	FHLB	,		09/30/09	99,823
430,000	FHLB	,		10/13/09	429,317
329,000	FHLB	,		10/19/09	328,598
830,000	FHLB	,		11/13/09	829,129

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE		MATURITY DATE	VALUE
$ 540,000		FHLB	,		11/19/09	$538,183
155,000		FHLB	,		12/08/09	154,621
600,000		FHLB	,		12/14/09	597,902
200,000		FHLB	,		01/19/10	199,551
300,000		FHLB	,		02/10/10	299,067
100,000		FHLB	,		02/11/10	99,719
500,000		FHLB	,		04/22/10	497,542
500,000		FHLB	0.560	%,	06/22/10	499,671
935,000		Federal Home Loan Mortgage Corp (FHLMC)	,		07/06/09	934,938
1,000,000		FHLMC	,		08/11/09	999,363
593,000		FHLMC	,		08/24/09	592,493
1,000,000		FHLMC	,		09/01/09	998,932
596,000		FHLMC	,		10/19/09	595,399
800,000		FHLMC	,		10/23/09	798,379
1,000,000		FHLMC	,		11/17/09	997,683
1,000,000		FHLMC	,		11/20/09	996,805
200,000		FHLMC	,		12/24/09	199,540
600,000		FHLMC	,		02/08/10	598,483
615,000		Federal National Mortgage Association (FNMA)	,		07/23/09	614,940
1,020,000		FNMA	,		08/03/09	1,019,504
270,000		FNMA	,		08/12/09	269,820
370,000		FNMA	,		08/24/09	369,706
1,500,000		FNMA	,		09/01/09	1,498,579
300,000		FNMA	,		09/09/09	298,396
1,050,000		FNMA	,		10/16/09	1,048,533
320,000		FNMA	,		10/30/09	319,236
500,000		FNMA	,		12/01/09	498,406
1,070,000		FNMA	,		12/21/09	1,067,121
1,000,000		FNMA	,		12/22/09	997,438
700,000		FNMA	,		12/30/09	697,877
240,000		FNMA	,		01/04/10	239,427
740,000		FNMA	,		04/01/10	736,936

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				28,863,771

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 4.86%
1,500,000	i	Federal Home Loan Bank (FHLB)	0.650	%,	09/10/09	1,500,001
1,000,000	i	FHLB	0.850	%,	02/26/10	1,000,000
1,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.880	%,	02/04/10	1,000,000
1,000,000	i	FHLMC	0.820	%,	02/09/10	1,000,436
615,000	i	Federal National Mortgage Association (FNMA)	0.990	%,	01/28/10	616,554

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES				5,116,991

U.S. TREASURY BILLS - 0.95%
1,000,000		United States Treasury Bill	,		10/08/09	999,271

		TOTAL U.S. TREASURY BILLS				999,271

		TOTAL SHORT-TERM INVESTMENTS (Cost $104,445,716)				104,445,716

		TOTAL PORTFOLIO - 100.23% (Cost $105,469,341)				105,469,341
		OTHER ASSETS & LIABILITIES, NET - (0.23)%				(244,325)

		NET ASSETS - 100.00%				$105,225,016

i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2009.

p	Security participates in the FDIC Temporary Liquidity Guarantee Program.

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Corporation

NR	Not Rated by Moody’s

plc	Public Limited Company

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

12(a)(2)(i)	Section 302 certification of the principal executive officer

12(a)(2)(ii)	Section 302 certification of the principal financial officer

12(b)	Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: August 25, 2009	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 25, 2009	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Dated: August 25, 2009	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12.	Exhibits.

12(a)(2)(i)	Section 302 certification of the principal executive officer

12(a)(2)(ii)	Section 302 certification of the principal financial officer

12(b)	Section 906 certification of principal executive officer and principal financial officer